Document and Entity Information Document	3 Months Ended
Mar. 31, 2013
Document Information [Abstract]
Entity Registrant Name	QVC INC
Entity Central Index Key	0001254699
Document Type	S-4
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 439	$ 540	$ 578	$ 560	$ 621	$ 748
Restricted cash	15	15		15
Accounts receivable, less allowance for doubtful accounts of $75 million at March 31, 2013 and $74 million at December 31, 2012	775	1,055		1,020
Inventories	935	909		906
Deferred income taxes	155	151		138
Prepaid expenses	50	53		54
Total current assets	2,369	2,723		2,693
Noncurrent assets:
Property, plant and equipment, net of accumulated depreciation of $857 million at March 31, 2013 and $866 million at December 31, 2012	1,084	1,131		1,084
Cable and satellite television distribution rights, net	722	764		905
Goodwill	5,179	5,234		5,239	5,247
Other intangible assets, net	3,461	3,509		3,624
Other noncurrent assets	83	77		25
Total assets	12,898	13,438		13,570
Current liabilities:
Current portion of debt and capital lease obligations	11	12		10
Accounts payable-trade	422	566		491
Accrued liabilities	754	955		817
Total current liabilities	1,187	1,533		1,318
Noncurrent liabilities:
Long-term portion of debt and capital lease obligations	3,585	3,465		2,480
Deferred compensation	11	12		11
Deferred income taxes	1,367	1,410		1,534
Other long-term liabilities	158	184		208
Total liabilities	6,308	6,604		5,551
QVC, Inc. shareholder's equity:
Common stock, $0.01 par value	0	0		0
Additional paid-in capital	6,676	6,665		6,644
Accumulated deficit	(312)	(161)		1,052
Accumulated other comprehensive income	108	186	217	194
Total QVC, Inc. shareholder's equity	6,472	6,690		7,890
Noncontrolling interest	118	144		129
Total equity	6,590	6,834		8,019	7,654	7,228
Total liabilities and equity	$ 12,898	$ 13,438		$ 13,570

Condensed Consolidated Balance Sheets (Parentheticals) (USD $) In Millions, except Per Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Financial Position [Abstract]
Allowance for D/A	$ 75	$ 74	$ 79	$ 66	$ 81
Accumulated depreciation	$ 857	$ 866	$ 813
Common stock par value	$ 0.01	$ 0.01	$ 0.01

Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net revenue	$ 1,974,000,000	$ 1,932,000,000	$ 8,516,000,000	$ 8,268,000,000	$ 7,813,000,000
Cost of goods sold	1,252,000,000	1,230,000,000	5,419,000,000	5,278,000,000	5,008,000,000
Gross profit	722,000,000	702,000,000	3,097,000,000	2,990,000,000	2,805,000,000
Operating expenses:
Operating	173,000,000	175,000,000	715,000,000	744,000,000	701,000,000
Selling, general and administrative, including stock-based compensation	155,000,000	142,000,000	588,000,000	535,000,000	449,000,000
Depreciation	30,000,000	31,000,000	126,000,000	135,000,000	128,000,000
Amortization of intangible assets	104,000,000	96,000,000	400,000,000	439,000,000	395,000,000
Operating expenses	462,000,000	444,000,000	1,829,000,000	1,853,000,000	1,673,000,000
Operating income	260,000,000	258,000,000	1,268,000,000	1,137,000,000	1,132,000,000
Other income (expense):
Equity in earnings of investee	1,000,000	0	(4,000,000)	(2,000,000)	105,000,000
Gain on financial instruments	12,000,000	11,000,000	48,000,000	50,000,000	40,000,000
Interest expense	(63,000,000)	(55,000,000)	(235,000,000)	(231,000,000)	(415,000,000)
Interest income	0	1,000,000	2,000,000	2,000,000	2,000,000
Foreign currency (loss) gain	(1,000,000)	6,000,000	2,000,000	(2,000,000)	(8,000,000)
Loss on extinguishment of debt	(41,000,000)	0			22,000,000
Nonoperating income (expense)	(92,000,000)	(37,000,000)	(187,000,000)	(183,000,000)	(299,000,000)
Income before income taxes	168,000,000	221,000,000	1,081,000,000	954,000,000	833,000,000
Income tax expense	(62,000,000)	(82,000,000)	(394,000,000)	(342,000,000)	(282,000,000)
Net income	106,000,000	139,000,000	687,000,000	612,000,000	551,000,000
Less net income attributable to the noncontrolling interest	(12,000,000)	(14,000,000)	(63,000,000)	(52,000,000)	(47,000,000)
Net income attributable to QVC, Inc. shareholder	$ 94,000,000	$ 125,000,000	$ 624,000,000	$ 560,000,000	$ 504,000,000

Condensed Consolidated Statements of Comprehensive Income Statement (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income	$ 106	$ 139	$ 687	$ 612	$ 551
Foreign currency translation adjustments	(91)	13	(27)	(10)	(39)
Total comprehensive income	15	152	660	602	481
Comprehensive (income) loss attributable to noncontrolling interest	1	(4)	(44)	(57)	(62)
Comprehensive income attributable to QVC, Inc. shareholder	$ 16	$ 148	$ 616	$ 545	$ 419

Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Cash Flows [Abstract]
Net income	$ 106,000,000	$ 139,000,000	$ 687,000,000	$ 612,000,000	$ 551,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of investee	(1,000,000)	0	4,000,000	2,000,000	(105,000,000)
Deferred income taxes	(22,000,000)	(26,000,000)	(134,000,000)	(116,000,000)	(104,000,000)
Foreign currency loss (gain)	1,000,000	(6,000,000)	(2,000,000)	2,000,000	8,000,000
Depreciation	30,000,000	31,000,000	126,000,000	135,000,000	128,000,000
Amortization of intangible assets	104,000,000	96,000,000	400,000,000	439,000,000	395,000,000
Change in fair value of interest rate swaps and noncash interest	(10,000,000)	(9,000,000)	(39,000,000)	(42,000,000)	73,000,000
Loss on extinguishment of debt	41,000,000	0			(22,000,000)
Stock-based compensation	10,000,000	5,000,000	34,000,000	22,000,000	18,000,000
Change in other long-term liabilities	4,000,000	10,000,000	2,000,000	(1,000,000)
Effects of changes in working capital items	(88,000,000)	161,000,000	128,000,000	(235,000,000)	240,000,000
Net cash provided by operating activities	175,000,000	401,000,000	1,206,000,000	818,000,000	1,204,000,000
Investing activities:
Capital expenditures, net	(33,000,000)	(45,000,000)	(246,000,000)	(259,000,000)	(220,000,000)
Expenditures for cable and satellite television distribution rights, net	(25,000,000)	(2,000,000)	(2,000,000)	(2,000,000)	(4,000,000)
Cash paid for acquisitions of businesses, net of cash received	0	(16,000,000)	(95,000,000)
Changes in other noncurrent assets	(4,000,000)	0	(3,000,000)	4,000,000	(7,000,000)
Net cash used in investing activities	(62,000,000)	(63,000,000)	(344,000,000)	(256,000,000)	(9,000,000)
Financing activities:
Principal payments of debt and capital lease obligations	(1,168,000,000)	(319,000,000)	(1,246,000,000)	(837,000,000)	(4,142,000,000)
Principal borrowings of debt from senior secured credit facility	240,000,000	275,000,000	1,717,000,000	465,000,000	1,905,000,000
Proceeds from issuance of senior secured notes	1,050,000,000	0	500,000,000		1,000,000,000
Payment of debt origination fees	(14,000,000)	0	(7,000,000)		(27,000,000)
Payment of bond premium fees	(33,000,000)	0
Other financing activities	4,000,000	0	20,000,000
Dividends paid to Liberty, net	(244,000,000)	(238,000,000)	(1,817,000,000)	(205,000,000)	(9,000,000)
Dividend paid to noncontrolling interest	25,000,000	29,000,000	29,000,000	50,000,000	63,000,000
Net cash used in financing activities	(190,000,000)	(311,000,000)	(862,000,000)	(627,000,000)	(1,336,000,000)
Effect of foreign exchange rate changes on cash and cash equivalents	(24,000,000)	(9,000,000)	(20,000,000)	4,000,000	14,000,000
Net (decrease) increase in cash and cash equivalents	(101,000,000)	18,000,000	(20,000,000)	(61,000,000)	(127,000,000)
Cash and cash equivalents, beginning of period	540,000,000	560,000,000	560,000,000	621,000,000	748,000,000
Cash and cash equivalents, end of period	439,000,000	578,000,000	540,000,000	560,000,000	621,000,000
Effects of changes in working capital items:
Decrease in accounts receivable	274,000,000	308,000,000	(50,000,000)	(167,000,000)	356,000,000
Increase in inventories	(36,000,000)	(50,000,000)	2,000,000	29,000,000	(66,000,000)
(Increase) decrease in prepaid expenses	(2,000,000)	3,000,000	3,000,000	(1,000,000)	(15,000,000)
Decrease in accounts payable-trade	(130,000,000)	(48,000,000)	88,000,000	(29,000,000)	50,000,000
Decrease in accrued liabilities and other	(194,000,000)	(52,000,000)	85,000,000	(67,000,000)	(85,000,000)
Effects of changes in working capital items	$ (88,000,000)	$ 161,000,000	$ 128,000,000	$ (235,000,000)	$ 240,000,000

Condensed Consolidated Statement of Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Noncontrolling interest
Balance at Dec. 31, 2009	$ 7,228		$ 6,563	$ 248	$ 294	$ 123
Balance (in shares) at Dec. 31, 2009		1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	551			504		47
Other comprehensive income (expense):
Foreign currency translation adjustments	(39)				(54)	15
Dividend paid to Liberty and other	(80)		25	(42)		(63)
Tax benefit resulting from exercise of employee stock options	7		7
Stock-based compensation	18		18
Balance at Dec. 31, 2010	7,654		6,613	710	209	122
Balance (in shares) at Dec. 31, 2010		1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	612			560		52
Other comprehensive income (expense):
Foreign currency translation adjustments	(10)				(15)	5
Dividend paid to Liberty and other	(267)		1	(218)		(50)
Tax benefit resulting from exercise of employee stock options	8		8
Stock-based compensation	22		22
Balance at Dec. 31, 2011	8,019		6,644	1,052	194	129
Balance (in shares) at Dec. 31, 2011	1	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	687			624		63
Other comprehensive income (expense):
Foreign currency translation adjustments	(27)				(8)	(19)
Dividend paid to Liberty and other	(1,899)		(33)	(1,837)		(29)
Tax benefit resulting from exercise of employee stock options	20		20
Stock-based compensation	34		34
Balance at Dec. 31, 2012	6,834	0	6,665	(161)	186	144
Balance (in shares) at Dec. 31, 2012	1	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	106		0	94	0	12
Other comprehensive income (expense):
Foreign currency translation adjustments	(91)		0	0	(78)	(13)
Dividend paid to Liberty and other	(273)		(3)	(245)	0	(25)
Tax benefit resulting from exercise of employee stock options	4		4	0	0	0
Stock-based compensation	10		10	0	0	0
Balance at Mar. 31, 2013	$ 6,590	$ 0	$ 6,676	$ (312)	$ 108	$ 118
Balance (in shares) at Mar. 31, 2013		1

Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basis of Presentation [Abstract]
Basis of Presentation
Basis of Presentation
QVC, Inc. (unless otherwise indicated or required by the context, the terms "we," "our," "us," the "Company" and "QVC" refer to QVC, Inc. and its consolidated subsidiaries) is a retailer of a wide range of consumer products, which are marketed and sold primarily by merchandise‑focused televised shopping programs, the internet and mobile applications. In the United States, QVC's live programming is distributed via its nationally televised shopping program 24 hours a day, 364 days per year ("QVC-U.S."). Internationally, QVC's program services are based in Japan ("QVC-Japan"), Germany ("QVC-Germany"), the United Kingdom ("QVC-U.K.") and Italy ("QVC-Italy"). QVC-Japan distributes live programming 24 hours a day, QVC-Germany distributes its program 24 hours a day with 23 hours of live programming and QVC-U.K. distributes its program 24 hours a day with 17 hours of live programming. QVC-Italy distributes programming live for 17 hours a day on satellite and digital terrestrial television and an additional seven hours a day of recorded programming on satellite and seven hours a day of general interest programming on digital terrestrial television.
On July 4, 2012, QVC entered into a joint venture with China Broadcasting Corporation, a limited liability company owned by China National Radio (''CNR''), for a 49% interest in a CNR subsidiary, CNR Home Shopping Co., Ltd. (''CNRS''). CNRS is distributing live programming for 12 hours a day and recorded programming for 12 hours a day. This joint venture is being accounted for as an equity method investment recorded as equity in earnings of investee in the condensed consolidated statements of operations.
The Company has a venture with Mitsui & Co. LTD ("Mitsui") for a television and multimedia retailing service in Japan. QVC-Japan is owned 60% by the Company and 40% by Mitsui. The Company and Mitsui share in all profits and losses based on their respective ownership interests. During the three months ended March 31, 2013 and 2012, QVC-Japan paid dividends to Mitsui of $25 million and $29 million, respectively.
We are an indirect wholly owned subsidiary of Liberty Interactive Corporation ("Liberty") (Nasdaq: LINTA and LINTB), which owns interests in a broad range of digital commerce businesses. We are attributed to the Liberty Interactive tracking stock, which tracks the assets and liabilities of Liberty's Interactive Group (the "Interactive Group"). The Interactive Group does not represent a separate legal entity; rather, it represents those businesses, assets and liabilities that are attributed to that group. Liberty attributes to its Interactive Group those businesses primarily focused on digital commerce. Liberty also attributes to its Interactive Group its 37% ownership interest in HSN, Inc., one of our two closest televised shopping competitors.
The condensed consolidated financial statements include the accounts of the Company and its majority‑owned subsidiaries. All significant intercompany accounts and transactions were eliminated in consolidation.
The accompanying (a) condensed consolidated balance sheet as of December 31, 2012, which has been derived from audited financial statements, and (b) the interim unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") for interim financial information and Article 10 of Regulation S-X as promulgated by the Securities and Exchange Commission. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the results for such periods have been included. The results of operations for any interim period are not necessarily indicative of results for the full year. These condensed consolidated financial statements should be read in conjunction with the audited condensed consolidated financial statements and notes thereto included elsewhere in this prospectus.
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Estimates include, but are not limited to, sales returns, uncollectible receivables, inventory obsolescence, depreciable lives of fixed assets, internally‑developed software, valuation of acquired intangible assets and goodwill, income taxes and stock‑based compensation.
In February 2013, the FASB issued ASU No. 2013-02, which amends ASC Topic 220, Comprehensive Income and requires that companies present information about reclassification adjustments from accumulated other comprehensive income in their interim and annual financial statements. The standard requires that companies present either in a single note, or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. If a component is not required to be reclassified to net income in its entirety, companies will instead cross reference to the related footnote for additional information. QVC adopted this guidance as of January 1, 2013, and adoption did not have an impact on the QVC's condensed consolidated financial position, results of operations or cash flows.
Certain prior period amounts have been reclassified to conform with current period presentation.

(1) Basis of Presentation
QVC is a retailer of a wide range of consumer products, which are marketed and sold primarily by merchandise‑focused televised shopping programs, the internet and mobile applications. In the United States, QVC's live programming is distributed via its nationally televised shopping program 24 hours a day, 364 days per year ("QVC-U.S."). Internationally, QVC's program services are based in Japan ("QVC-Japan"), Germany ("QVC-Germany"), the United Kingdom ("QVC-U.K.") and Italy ("QVC-Italy"). QVC-Japan and QVC-Germany each distribute live programming 24 hours a day and QVC-U.K. distributes its program 24 hours a day with 17 hours of live programming. QVC-Italy launched on October 1, 2010, and is distributing programming live for 17 hours a day on satellite and public television and an additional seven hours a day of recorded programming on satellite television.
On July 4, 2012, QVC entered into a joint venture with China Broadcasting Corporation, a limited liability company, owned by China National Radio (''CNR'') for a 49% interest in a CNR subsidiary, CNR Home Shopping Co., Ltd. (''CNRS''). CNRS is distributing live programming for 12 hours a day and recorded programming for 12 hours a day. This joint venture is being accounted for as an equity method investment as a component of loss on investments in the consolidated statements of operations.
We are an indirect wholly owned subsidiary of Liberty Interactive Corporation ("Liberty"), which owns interests in a broad range of digital commerce businesses. On August 9, 2012, Liberty completed the recapitalization of its common stock into shares of the corresponding series of two new tracking stocks, Liberty Interactive (Nasdaq: LINTA, LINTB) and Liberty Ventures (Nasdaq: LVNTA, LVNTB). We are now attributed to the Liberty Interactive tracking stock, which tracks the assets and liabilities of Liberty's Interactive Group (the "Interactive Group"). The Interactive Group does not represent a separate legal entity; rather, it represents those businesses, assets and liabilities that are attributed to that group. Liberty attributed to its Interactive Group those businesses primarily focused on digital commerce. Liberty also attributed to its Interactive Group its 37% ownership interest in HSN, Inc., one of our two closest televised shopping competitors (see also Item 1. "Business," section "Competition"). To fund the cash requirements of Liberty Ventures, Liberty attributed $1.35 billion in cash to Liberty Ventures, which was funded by the Interactive Group. Such attributed cash balance consisted of cash from Liberty's balance sheet and $1.15 billion of dividends paid by us to Liberty through our available cash on hand and $800 million in borrowings under our senior secured credit facility. Immediately after the recapitalization, we had $870 million of total outstanding borrowings under our senior secured credit facility and $1.1 billion of undrawn availability. The senior secured credit facility is further discussed in note 9.
During 2009, QVC underwent a recapitalization pursuant to which all of QVC's outstanding shares of common stock were canceled and exchanged for a single share of QVC's common stock in a many-for-one reverse stock split. The Company had one share of common stock authorized and outstanding as of December 31, 2012 and 2011.
The Company has a venture with Mitsui & Co., LTD ("Mitsui") for a television and multimedia retailing service in Japan. QVC-Japan is owned 60% by the Company and 40% by Mitsui. The Company and Mitsui share in all profits and losses based on their respective ownership interests. The noncontrolling interests at December 31, 2012 and 2011 were $144 million and $129 million, respectively. During the years ended December 31, 2012, 2011 and 2010, QVC-Japan paid dividends to Mitsui of $29 million, $50 million and $63 million, respectively.
The consolidated financial statements included the accounts of the Company and its majority‑owned subsidiaries. All significant intercompany accounts and transactions were eliminated in consolidation.

Cable and Satellite Television Distribution Rights, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Cable and Satellite Television Distribution Rights [Abstract]
Cable and Satellite Television Distribution Rights, Net
Cable and Satellite Television Distribution Rights, Net
Cable and satellite television distribution rights consisted of the following:

	March 31,	December 31,
(in millions)	2013	2012
Cable and satellite television distribution rights	$2,276	2,304
Less accumulated amortization	(1,554)	(1,540)
Cable and satellite television distribution rights, net	$722	764

The Company recorded amortization expense of $42 million and $41 million for the three months ended March 31, 2013 and 2012, respectively, related to cable and satellite television distribution rights.
As of March 31, 2013, related amortization expense for each of the next five years ended December 31 was as follows (in millions):

Remainder of 2013	$130
2014	168
2015	162
2016	161
2017	111

(6) Cable and Satellite Television Distribution Rights, Net
Cable and satellite television distribution rights consisted of the following:

	December 31,
(in millions)	2012	2011
Cable and satellite television distribution rights	$2,304	2,284
Less accumulated amortization	(1,540)	(1,379)
Cable and satellite television distribution rights, net	$764	905
The Company enters into affiliation agreements with cable and satellite television providers for carriage of the Company's shopping service, as well as for certain channel placement. If these cable and satellite affiliates were to add additional subscribers to the agreement through acquisition, the Company may be required to make additional payments.
The Company's ability to continue to sell products to its customers is dependent on its ability to maintain and renew these affiliation agreements. In some cases, renewals are not agreed upon prior to the expiration of a given agreement while the programming continues to be carried by the relevant distributor without an effective agreement in place. The Company does not have distribution agreements with some of the cable operators that carry its progamming.
Cable and satellite television distribution rights are amortized using the straight-line method over the lives of the individual agreements. The remaining weighted average lives of the cable and satellite television distribution rights was approximately 4.8 years at December 31, 2012. The Company recorded amortization expense of $163 million, $167 million and $169 million for the years ended December 31, 2012, 2011 and 2010, respectively, related to cable and satellite television distribution rights.
As of December 31, 2012, related amortization expense for each of the next five years ended December 31 was as follows (in millions):

2013	$166
2014	162
2015	159
2016	158
2017	107
In return for carrying the QVC signals, each programming distributor in the United States receives an allocated portion, based upon market share, of up to 5% of the net sales of merchandise sold via the television programs and certain internet sales to customers located in the programming distributor's service areas. In Japan, Germany, the United Kingdom and Italy, programming distributors receive an agreed-upon annual fee, a monthly fee per subscriber regardless of the net sales or a variable percentage of net sales. The Company recorded expense related to these commissions of $296 million, $299 million and $280 million for the years ended December 31, 2012, 2011 and 2010, respectively, which is included as part of operating expenses in the accompanying consolidated statements of operations.

Goodwill	3 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure
Goodwill
The changes in the carrying amount of goodwill were as follows:

(in millions)	QVC-U.S.	QVC-U.K.	QVC-Germany	QVC-Japan	QVC-Italy	Total
Balance as of December 31, 2012	$4,190	212	334	349	149	5,234
Exchange rate fluctuations	—	(14)	(9)	(28)	(4)	(55)
Balance as of March 31, 2013	$4,190	198	325	321	145	5,179

Other Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Intangible Assets [Abstract]
Intangible Assets Disclosure
Other Intangible Assets, Net
Other intangible assets consisted of the following:

	March 31,		December 31,
	2013		2012
(in millions)	Gross cost	Accumulated amortization	Gross cost	Accumulated amortization
Purchased and internally developed software	$554	(340)	575	(352)
Affiliate and customer relationships	2,435	(1,661)	2,445	(1,624)
Debt origination fees	62	(18)	54	(18)
Trademarks (indefinite life)	2,429	—	2,429	—
	$5,480	(2,019)	5,503	(1,994)

The Company recorded amortization expense of $62 million and $55 million for the three months ended March 31, 2013 and 2012, respectively, related to other intangible assets.
As of March 31, 2013, the related amortization expense and interest expense for each of the next five years ended December 31 was as follows (in millions):

Remainder of 2013	$205
2014	261
2015	237
2016	185
2017	120

(7) Other Intangible Assets, Net
Other intangible assets consisted of the following:

	December 31,				Weighted average remaining life (years)
	2012		2011
(in millions)	Gross cost	Accumulated amortization	Gross cost	Accumulated amortization

Purchased and internally developed software	$575	(352)	473	(307)	2.2
Affiliate and customer relationships	2,445	(1,624)	2,440	(1,446)	4.8
Debt origination fees	54	(18)	47	(11)	6.4
Trademarks (indefinite life)	2,429	—	2,428	—	—
	$5,503	(1,994)	5,388	(1,764)	4.3
During the years ended December 31, 2012, 2011 and 2010, the Company recorded $237 million, $272 million and $226 million, respectively of amortization expense related to other intangible assets.
During the fourth quarter of 2011, the Company determined that certain capitalized customer relationship management (“CRM”) software did not meet our service‑level expectations and desired functionality. As a result, the Company recorded an impairment of certain CRM assets in the amount of $47 million included in depreciation and amortization in the statement of operations within the QVC-U.S. operating segment.
As of December 31, 2012, the amortization expense and interest expense for each of the next five years ended December 31 was as follows (in millions):

2013	$272
2014	260
2015	230
2016	181
2017	119

Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accrued Liabilities [Abstract]
Accrued Liabilities
Accrued Liabilities
Accrued liabilities consisted of the following:

	March 31,	December 31,
(in millions)	2013	2012
Accounts payable non-trade	$195	264
Accrued compensation and benefits	93	100
Income taxes	95	154
Allowance for sales returns	69	92
Deferred revenue	67	85
Accrued interest	67	50
Liability for consigned goods sold	57	56
Sales and other taxes	40	62
Other	71	92
	$754	955

(8) Accrued Liabilities
Accrued liabilities consisted of the following:

	December 31,
(in millions)	2012	2011
Accounts payable non-trade	$264	257
Income taxes	154	74
Accrued compensation and benefits	100	95
Allowance for sales returns	92	85
Deferred revenue	85	88
Sales and other taxes	62	41
Liability for consigned goods sold	56	69
Accrued interest	50	36
Other	92	72
	$955	817

Long-Term Debt and Interest Rate Swap Arrangements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure
Long-Term Debt and Interest Rate Swap Arrangements
Long-term debt consisted of the following:

	March 31,	December 31,
(in millions)	2013	2012
7.125% Senior Secured Notes due 2017	$376	500
7.5% Senior Secured Notes due 2019, net of original issue discount	760	988
7.375% Senior Secured Notes due 2020	500	500
5.125% Senior Secured Notes due 2022	500	500
4.375% Senior Secured Notes due 2023, net of original issue discount	750	—
5.95% Senior Secured Notes due 2043, net of original issue discount	300	—
Senior secured credit facility	328	903
Capital lease obligations	82	86
Total debt	3,596	3,477
Less current portion	(11)	(12)
Long-term portion of debt and capital lease obligations	$3,585	3,465

Senior Secured Credit Facility
On March 1, 2013, we amended and restated our senior secured credit facility, which provides for a $2.0 billion revolving credit facility with a $250 million sub-limit for standby letters of credit and $1.0 billion of uncommitted incremental revolving loan commitments or incremental term loans. QVC may elect that the loans extended under the senior secured credit facility bear interest at a rate per annum equal to the ABR Rate or LIBOR, as each is defined in the senior secured credit facility agreement, plus a margin of 0.25% to 2.00% depending on various factors. Each loan may be prepaid at any time and from time to time without penalty other than customary breakage costs. Any amounts prepaid on the revolving credit facility may be reborrowed. Payment of loans may be accelerated following certain customary events of default. The senior secured credit facility is a multi-currency facility. The senior secured credit facility is secured by the stock of QVC. QVC had $1.7 billion available under the terms of the senior secured credit facility at March 31, 2013. The interest rate on the senior secured credit facility was 1.7% at March 31, 2013.
The purpose of the amendment was to, among other things, extend the maturity of our senior secured credit facility to March 1, 2018 and lower the interest rate on borrowings.
The senior secured credit facility contains certain affirmative and negative covenants, including certain restrictions with respect to, among other things: incurring additional indebtedness; creating liens on property or assets; making certain loans or investments; selling or disposing of assets; paying certain dividends and other restricted payments; dissolving, consolidating or merging; entering into certain transactions with affiliates; entering into sale or leaseback transactions; restricting subsidiary distributions; and limiting QVC's ratio of consolidated total debt to consolidated Adjusted OIBDA.
Senior Secured Notes
On March 4, 2013, QVC announced the commencement of cash tender offers (the "Offers") for any and all of its outstanding $500 million in aggregate principal amount of 7.125% Senior Secured Notes due 2017 and up to $250 million in aggregate principal amount of its 7.5% Senior Secured Notes due 2019. On March 18, 2013, $124 million of the 7.125% Senior Secured Notes due 2017 were tendered pursuant to the Offers, whereby holders of the 7.125% Senior Secured Notes due 2017 received consideration of $1,039.40 for each $1,000 principal amount of tendered 7.125% Senior Secured Notes due 2017. On March 18, 2013, $231 million of the 7.5% Senior Secured Notes due 2019 were tendered pursuant to the Offers, whereby holders of the 7.5% Senior Secured Notes due 2019 received consideration of $1,120 for each $1,000 principal amount of tendered 7.5% Senior Secured Notes due 2019.
On April 17, 2013, QVC completed the redemption of the remaining $376 million principal amount of its 7.125% Senior Secured Notes due 2017 using a combination of borrowings on the senior secured credit facility and cash on hand.
On March 18, 2013, QVC issued $750 million principal amount of 4.375% Senior Secured Notes due 2023 at an issue price of 99.968% and issued $300 million principal amount of 5.95% Senior Secured Notes due 2043 at an issue price of 99.973%. These notes are secured by the stock of QVC, pari passu with the senior secured credit facility and QVC's existing notes. Interest is payable semi-annually.
The net proceeds from the issuance of these instruments were used to reduce the outstanding principal under QVC's existing 7.125% Senior Secured Notes due 2017, the 7.5% Senior Secured Notes due 2019 and the senior secured credit facility, as well as for general corporate purposes.
Additionally, as a result of these refinancing transactions in the first quarter, we incurred an extinguishment loss of $41 million recorded as loss on extinguishment of debt in the condensed consolidated statements of operations.
Interest Rate Swap Arrangements
In March 2013, QVC's notional interest rate swaps of $3.1 billion expired. These swap arrangements did not qualify as cash flow hedges under U.S. GAAP. Accordingly, changes in the fair value of the swaps were reflected in gain on financial instruments in the accompanying condensed consolidated statements of operations. We recorded a $12 million and an $11 million gain on financial instruments for three months ended March 31, 2013 and 2012, respectively.
At December 31, 2012, the fair value of the swap instruments was a net liability position of $12 million, of which $13 million was included in accrued liabilities, offset by $1 million included in prepaid expenses in the condensed consolidated balance sheet.
Other Debt Related Information
QVC was in compliance with all of its debt covenants at March 31, 2013.
During the quarter, there were no significant changes to QVC's debt credit ratings.
The weighted average rate applicable to all of the outstanding debt (excluding capital leases) was 5.8% as of March 31, 2013.

(9) Long-Term Debt and Interest Rate Swap Arrangements
Long-term debt consisted of the following:

		December 31,
(in millions)	2012	2011
7.125% Senior Secured Notes	$500	500
7.5% Senior Secured Notes, net of original issue discount	988	986
7.375% Senior Secured Notes	500	500
5.125% Senior Secured Notes	500	—
Senior secured credit facility	903	434
Capital lease obligations	86	70
Total debt	3,477	2,490
Less current portion	(12)	(10)
Long-term portion of debt and capital lease obligations	$3,465	2,480
(a) Senior Secured Notes due 2017
On March 23, 2010, QVC issued $500 million principal amount of 7.125% Senior Secured Notes due 2017 at par. The senior secured notes have equal priority to the bank credit facility. The notes are secured by the stock of QVC and certain of its subsidiaries. Interest is payable semi-annually.
(b) Senior Secured Notes due 2019
On September 25, 2009, QVC issued $1 billion principal amount of 7.5% Senior Secured Notes due 2019 at an issue price of 98.278%. The senior secured notes have equal priority to the bank credit facility. The notes are secured by the stock of QVC and certain of its subsidiaries. Interest is payable semi-annually.
(c) Senior Secured Notes due 2020
On March 23, 2010, QVC issued $500 million principal amount of 7.375% Senior Secured Notes due 2020 at par. The senior secured notes have equal priority to the bank credit facility. The notes are secured by the stock of QVC and certain of its subsidiaries. Interest is payable semi-annually.
(d) Senior Secured Notes due 2022
On July 2, 2012, QVC issued $500 million principal amount of 5.125% Senior Secured Notes due 2022 at par. The senior secured notes have equal priority to the bank credit facility. The notes are secured by the stock of QVC and certain of its subsidiaries. Interest is payable semi-annually.
The net proceeds from the issuance of these instruments were used to reduce the outstanding principal under QVC's senior secured credit facility and for general corporate purposes.
(e) Senior secured credit facility
On September 2, 2010, QVC entered into a new credit agreement that provides for a $2 billion revolving credit facility, with a $250 million sub-limit for standby letters of credit. QVC may elect that the loans extended under the revolving credit agreement bear interest at a rate per annum equal to the ABR Rate or LIBOR, as each is defined in the credit agreement, plus a margin of 0.50% to 3.00% depending on various factors. The credit facility is a multi-currency facility and there is no prepayment penalty. The loans are scheduled to mature in September of 2015.
The senior secured credit facility is secured by the stock of QVC.
QVC had $1.1 billion available under the terms of the senior secured credit facility at December 31, 2012.
(f) Five year maturities
The annual principal debt maturities, excluding capital lease obligations, for each of the next five years is as follows (in millions):

2013	—
2014	—
2015	903
2016	—
2017	500
(g) Interest rate swap arrangements
During the third quarter of 2009, QVC entered into seven interest rate swap arrangements with an aggregate notional amount of $1.8 billion. Such arrangements provided for payments that began in March 2011 and will extend to March 2013. QVC makes fixed payments at rates ranging from 2.98% to 3.67% and receives variable payments at 3 month LIBOR (0.31% at December 31, 2012). Additionally, during 2011, QVC entered into seven additional interest rate swap arrangements with an aggregate notional amount of $1.4 billion that partially offset the existing 2009 swap arrangements. Such arrangements provided for payments that began in June 2011 and will extend to March 2013. QVC receives fixed payments ranging from 0.57% to 0.95% and pays variable payments at 3 month LIBOR (0.31% at December 31, 2012). QVC's swap arrangements do not qualify as cash flow hedges under U.S. GAAP. Accordingly, changes in the fair value of the swaps are reflected in gain on financial instruments in the accompanying consolidated statements of operations.
QVC entered into these interest rate swap arrangements to mitigate the interest rate risk associated with interest payments related to its variable rate debt.
At December 31, 2012, the fair value of the swap instruments was a net liability position of $12 million, of which $13 million was included in accrued liabilities, offset by $1 million included in prepaid expenses in the consolidated balance sheet. At December 31, 2011, the fair value was a net liability position of $59 million, of which $61 million was included in other long-term liabilities, offset by $2 million included in other noncurrent assets in the consolidated balance sheet.
(h) Other
QVC was in compliance with all of its debt covenants at December 31, 2012.
At December 31, 2012 and 2011, outstanding letters of credit totaled $30 and $37 million, respectively.
QVC recognized a loss from the early extinguishment of debt in 2010 in the amount of $22 million, which, was included in other income (expense) in the consolidated statements of operations.
After considering the effects of the interest rate swaps, the weighted average rate applicable to all of the outstanding debt and interest rate swaps was 7.0% as of December 31, 2012.

Leases and Transponder Service Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Leases and Transponder Service Agreements [Abstract]
Leases of Lessee Disclosure
Leases and Transponder Service Arrangements
Future minimum payments under noncancelable operating leases and capital transponder leases with initial terms of one year or more at March 31, 2013 consisted of the following:

(in millions)	Capital transponders	Operating leases
Remainder of 2013	$11	16
2014	11	15
2015	11	12
2016	10	8
2017	10	7
Thereafter	38	96
Total	$91	154

The Company has entered into ten separate agreements with transponder suppliers to transmit its signals in the U.S., Germany and the U.K. via various satellites at an aggregate monthly cost of $1 million. Depreciation expense related to the transponders was $4 million and $4 million for the three months ended March 31, 2013 and 2012, respectively. Total future minimum capital lease payments of $91 million include $9 million of imputed interest. Our transponder service agreement for our U.S. transponders expires at the end of the lives of the satellites, which are currently estimated to be 2020. Our transponder service agreements for our international transponders expire between 2013 and 2022.
Expenses for operating leases, principally for data processing equipment and facilities and for satellite uplink service agreements, amounted to $8 million and $7 million for the three months ended March 31, 2013 and 2012, respectively.

(10) Leases and Transponder Service Arrangements
Future minimum payments under noncancelable operating leases and capital transponder leases with initial terms of one year or more at December 31, 2012 consisted of the following:

(in millions)	Capital transponders	Operating leases
Year ended December 31:
2013	$14	21
2014	12	14
2015	11	12
2016	10	9
2017	10	8
Thereafter	38	96
Total	$95	160
In the U.S., we uplink our analog and digital programming transmissions using a third‑party service. Both transmissions are uplinked to protected, non-preemptible transponders on two U.S. satellites. “Protected” status means that, in the event of a transponder failure, our signal will be transferred to a spare transponder or, if none is available, to a preemptible transponder located on the same satellite or, in certain cases, to a transponder on another satellite owned by the same service provider if one is available at the time of the failure. “Non-preemptible” status means that, in the event of a transponder failure, our transponders cannot be preempted in favor of a user of a failed transponder, even another user with “protected status.” Our international business units each obtain uplinking services from third parties and transmit their programming to non-preemptible transponders on four international satellites. Our transponder service agreement for our U.S. transponders expires at the end of the lives of the satellites, which are currently estimated to be in 2019. Our transponder service agreements for our international transponders expire in 2013 through 2022.
The Company has entered into nine separate agreements with transponder suppliers to transmit its signals in the U.S., Germany. and the U.K. via various satellites at an aggregate monthly cost of $1 million. In 2012, two new agreements were entered into, resulting in the capitalization of an additional $24 million of capital lease obligations and related assets. In 2011, two new agreements were entered into, resulting in the capitalization of an additional $35 million of capital lease obligations and related assets. Depreciation expense related to the transponders was $11 million, $14 million and $13 million for the years ended December 31, 2012, 2011 and 2010, respectively. Total future minimum lease payments of $95 million include $9 million of imputed interest.
QVC's ability to continue to sell products to its customers is dependent on its ability to maintain uninterrupted broadcast via its satellite transponder network.
Expenses for operating leases, principally for data processing equipment and facilities, and for satellite uplink service agreements amounted to $31 million, $24 million and $22 million for the years ended December 31, 2012, 2011 and 2010, respectively.
The Company entered into a twenty-one year operating lease for its QVC-U.K. headquarters that commenced in 2012, which was included in the future minimum operating lease payments in the above table.

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure
Income Taxes
The Company calculates its interim income tax provision by applying its best estimate of the annual expected effective tax rate to its ordinary year-to-date income or loss. The tax or benefit related to significant, unusual or extraordinary items that will be separately reported or reported net of their related tax effect are individually computed and recognized in the interim period in which those items occur.
The computation of the annual estimated effective tax rate at each interim period requires certain estimates and significant judgment including, but not limited to, the expected operating income for the year, projections of the proportion of income earned and taxed in foreign jurisdictions, permanent and temporary differences as a result of differences between amounts measured and recognized in accordance with tax laws and financial accounting standards, and the likelihood of recovering deferred tax assets. The accounting estimates used to compute the provision for income taxes may change as new events occur, additional information is obtained or as the tax environment changes. To the extent that the estimated annual effective tax rate changes during a quarter, the effect of the change on the prior quarters is included in the tax expense for the current quarter.
For the three month period ended March 31, 2013, the Company recorded a tax provision of $62 million, which represented an effective tax rate of 36.9%. For the three month period ended March 31, 2012, the Company recorded a tax provision of $82 million, which represented an effective tax rate of 37.1%. These rates differ from the U.S. federal income tax rate of 35.0% due primarily to state tax expense.
The Company's tax years 2013 and 2012 are currently under examination by the Internal Revenue Service (“IRS”). The Company files Federal tax returns on a consolidated basis with its parent company, Liberty. The Company, or one of its subsidiaries, files income tax returns in various states and foreign jurisdictions. As of March 31, 2013, the Company, or one of its subsidiaries, was under examination in California, Minnesota, New Jersey, New York, New York City, North Carolina and Pennsylvania, as well as in Japan, Germany and the U.K.
The amounts of the tax-related balances due to Liberty at March 31, 2013 and December 31, 2012 were $56 million and $70 million, respectively, and were included in accrued liabilities in the accompanying condensed consolidated balance sheets.
The Company entered into a Tax Liability Allocation and Indemnification Agreement (the “Agreement”), dated April 26, 2004, with Liberty Interactive LLC. The Agreement establishes the methodology for the calculation and payment of income taxes in connection with the consolidation of the Company with Liberty for income tax purposes. Generally, the Agreement provides that the Company will pay Liberty Interactive LLC an amount equal to the tax liability, if any, that it would have if it were to file as a consolidated group separate and apart from Liberty, with exceptions for the treatment and timing of certain items, including but not limited to deferred intercompany transactions, credits, and net operating and capital losses. To the extent that the separate company tax expense is different from the payment terms of the Agreement, the difference is recorded as either a dividend or capital contribution.

(13) Income Taxes
Income tax expense (benefit) consisted of the following:

	Years ended December 31,
(in millions)	2012	2011	2010
Current:
U.S. federal	$369	313	282
State and local	23	28	(8)
Foreign jurisdiction	136	117	112
Total	528	458	386
Deferred:
U.S. federal	(121)	(97)	(87)
State and local	(7)	(15)	(4)
Foreign jurisdiction	(6)	(4)	(13)
Total	(134)	(116)	(104)
Total income tax expense	$394	342	282
Pre-tax income was as follows:

	Years ended December 31,
(in millions)	2012	2011	2010
QVC-U.S.	$865	785	663
QVC-Japan	253	199	187
QVC-Germany	29	32	27
QVC-U.K.	(17)	(2)	(6)
QVC-Italy	(49)	(60)	(38)
Consolidated QVC	$1,081	954	833
Total income tax expense differs from the amounts computed by applying the U.S. federal income tax rate of 35% as a result of the following:

	Years ended December 31,
	2012	2011	2010
Provision at statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	1.0%	0.9%	(1.0)%
Foreign taxes	1.3%	1.3%	1.2%
Change in valuation allowance	—%	—%	(0.2)%
Foreign earnings repatriation	(1.1)%	(1.1)%	(1.0)%
Permanent differences	0.1%	—%	(0.5)%
Other, net	0.1%	(0.3)%	0.4%
Total income tax expense	36.4%	35.8%	33.9%
The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities are presented below:

	December 31,
(in millions)	2012	2011
Deferred tax assets:
Accounts receivable, principally due to the allowance for doubtful accounts and related reserves for the uncollectible accounts	$29	31
Inventories, principally due to obsolescence reserves and additional costs of inventories for tax purposes pursuant to the Tax Reform Act of 1986	39	39
Allowance for sales returns	33	31
Deferred compensation	27	33
Unrecognized federal and state tax benefits	31	32
Accrued liabilities	29	27
Other	42	42
Subtotal	230	235
Valuation allowance	(1)	(1)
Total deferred tax assets	229	234
Deferred tax liabilities:
Depreciation and amortization	(1,455)	(1,579)
Cumulative translation of foreign currencies	(33)	(51)
Total deferred tax liabilities	(1,488)	(1,630)
Net deferred tax liability	$(1,259)	(1,396)
The valuation allowance for deferred tax assets was $1 million at December 31, 2012 and 2011. The current and prior year valuation allowance exists, in part, due to the uncertainty of whether or not the benefit of certain foreign tax credits will ultimately be utilized for income tax purposes.
The Company has recognized tax benefits from the exercise of employee stock options that reduced taxes payable and were credited to additional paid-in capital. The amount of the tax benefits were $29 million, $8 million and $7 million for the years ended December 31, 2012, 2011 and 2010, respectively.
The Company entered into a Tax Liability Allocation and Indemnification Agreement (the “Agreement”), dated April 26, 2004, with Liberty Interactive LLC (“Liberty LLC”). The Agreement establishes the methodology for the calculation and payment of income taxes in connection with the consolidation of the Company with Liberty for income tax purposes. Generally, the Agreement provides that the Company will pay Liberty LLC an amount equal to the tax liability, if any, that it would have if it were to file as a consolidated group separate and apart from Liberty, with exceptions for the treatment and timing of certain items, including but not limited to deferred intercompany transactions, credits, and net operating and capital losses. To the extent that the separate company tax expense is different from the payment terms of the Agreement, the difference is recorded as either a dividend or capital contribution. The differences recorded during the years ended December 31, 2012, 2011 and 2010 were $47 million in dividends, $10 million in dividends and $40 million in net capital contributions, respectively, and related primarily to foreign tax credits recognized by QVC that are creditable under the Agreement when and if utilized in Liberty's consolidated tax return. The amounts of the tax-related balance due to Liberty at December 31, 2012 and 2011 were $70 million and $21 million, respectively, and are included in accrued liabilities in the accompanying consolidated balance sheets.
The Company has provided for U.S. income taxes on the undistributed earnings of foreign subsidiaries. The Company expects the amount of foreign tax credits available on those undistributed earnings to offset the U.S. income tax liability and to result in an incremental benefit related to the increased utilization of foreign tax credits. The amount of the U.S. income tax benefit recorded in the years ended December 31, 2012, 2011 and 2010 on those undistributed earnings was $12 million, $10 million and $8 million, respectively.
A reconciliation of the 2012 beginning and ending amount of the liability for unrecognized tax benefits is as follows:

(in millions)
Balance at January 1, 2012	$99
Decreases related to prior year tax positions	(11)
Increases related to current year tax positions	10
Settlements	(2)
Lapse of statute	(1)
Balance at December 31, 2012	$95
Included in the balance of unrecognized tax benefits at December 31, 2012 are potential benefits of $62 million (net of $33 million federal tax benefit) that, if recognized, would affect the effective rate on income from continuing operations.
The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other income (expense). The amount of reported interest expense (income) on unrecognized tax benefits during the years ended December 31, 2012, 2011 and 2010 was $1 million, $(1) million and $(5) million, respectively. The Company had approximately $22 million and $21 million of interest expense accrued at December 31, 2012 and 2011, respectively. The Company reported no penalty expense in 2012 and penalty expense of $1 million on unrecognized tax benefits during the years ended December 31, 2011 and 2010, respectively.
The Company has tax positions for which the amount of related unrecognized tax benefits could change during 2013. These include federal transfer pricing and nonfederal tax issues. The amount of unrecognized tax benefits related to the transfer pricing issue could increase by less than $1 million in 2013 as a result of potential settlements and revisions to settlement estimates. The amount of unrecognized tax benefits related to nonfederal tax issues could have a net decrease of $6 million in 2013 as a result of potential settlements, lapsing of statute of limitations and revisions to settlement estimates.
The Company participates in a consolidated federal return filing with Liberty. As of December 31, 2011, the Company's tax years through 2008 are closed for federal income tax purposes, and the IRS has completed its examination of the Company's 2009, 2010, and 2011 tax years. The Company's 2012 tax year is being examined currently as part of the Liberty consolidated return under the IRS's Compliance Assurance Process (“CAP”) program. The Company is currently under examination in the states of California, Minnesota, New York, North Carolina, New Jersey, Pennsylvania, New York City, and in the U.K., Germany and Japan.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
The Company has contingent liabilities related to legal and tax proceedings and other matters arising in the ordinary course of business. Although it is reasonably possible the Company may incur losses upon conclusion of such matters, an estimate of any loss or range of loss cannot be made. In the opinion of management, it is expected that the amounts, if any, which may be required to satisfy such contingencies will not be material in relation to the accompanying condensed consolidated financial statements.
Network and information systems, including the internet and telecommunication systems, third party delivery services and other technologies are critical to our business activities. Substantially all our customer orders, fulfillment and delivery services are dependent upon the use of network and information systems, including the use of third party telecommunication and delivery service providers. If information systems including the internet or telecommunication services are disrupted, or if the third party delivery services experience a disruption in their transportation delivery services, we could face a significant disruption in fulfilling our customer orders and shipment of our products. We have active disaster recovery programs in place to help mitigate risks associated with these critical business activities.

(14) Commitments and Contingencies
The Company has contingent liabilities related to legal and tax proceedings and other matters arising in the ordinary course of business. Although it is reasonably possible the Company may incur losses upon conclusion of such matters, an estimate of any loss or range of loss cannot be made. In the opinion of management, it is expected that the amounts, if any, which may be required to satisfy such contingencies will not be material in relation to the accompanying consolidated financial statements.
Network and information systems, including the internet and telecommunication systems, third party delivery services and other technologies are critical to our business activities. Substantially all our customer orders, fulfillment and delivery services are dependent upon the use of network and information systems, including the use of third party telecommunication and delivery service providers. If information systems including the internet or telecommunication services are disrupted, or if the third party delivery services experience a disruption in their transportation delivery services, we could face a significant disruption in fulfilling our customer orders and shipment of our products. We have active disaster recovery programs in place to help mitigate risks associated with these critical business activities.

Assets and Liabilities Measured at Fair Value	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value [Abstract]
Fair Value Disclosures
Assets and Liabilities Measured at Fair Value
For assets and liabilities required to be reported or disclosed at fair value, U.S. GAAP provides a hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three broad levels. Level 1 inputs are quoted market prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 2 inputs are inputs, other than quoted market prices included within Level 1, that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability.
The Company's assets and liabilities measured or disclosed at fair value were as follows:

		Fair value measurements at March 31, 2013 using
(in millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Current assets:
Cash equivalents	$314	314	—	—
Long-term liabilities:
Debt (note 6)	3,703	—	3,703	—

		Fair value measurements at December 31, 2012 using
(in millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Curret assets:
Cash equivalents	$424	424	—	—
Interest rate swap arrangements (note 6)	1	—	1	—
Current liabilities:
Interest rate swap arrangements (note 6)	13	—	13	—
Long-term liabilities
Debt (note 6)	3,626	—	3,626	—

The majority of the Company's Level 2 financial assets and liabilities are debt instruments with quoted market prices that are not considered to be traded on “active markets,” as defined in U.S. GAAP. Accordingly, the financial instruments are reported in the foregoing tables as Level 2 fair value instruments.
U.S. GAAP requires the incorporation of a credit risk valuation adjustment in the Company's fair value measurements to estimate the impact of both its own nonperformance risk and the nonperformance risk of its counterparties. The Company estimates credit risk associated with its own and its counterparties' nonperformance primarily by using observable credit default swap rates for terms similar to those of the remaining life of the instrument, adjusted for any master netting arrangements or other factors that provide an estimate of nonperformance risk. These are Level 3 inputs. However, as the credit risk valuation adjustments were not significant, the Company reported its interest rate swaps as Level 2. The counterparties to the Company's interest rate swap arrangements were all major international financial institutions.

(16) Assets and Liabilities Measured at Fair Value
For assets and liabilities required to be reported or disclosed at fair value, U.S. GAAP provides a hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three broad levels. Level 1 inputs are quoted market prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 2 inputs are inputs, other than quoted market prices included within Level 1, that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability.
The Company's assets and liabilities measured or disclosed at fair value were as follows:

		Fair value measurements at December 31, 2012 using
(in millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Current assets:
Cash equivalents	$424	424	—	—
Interest rate swap arrangements (note 9)	1	—	1	—
Current liabilities:
Interest rate swap arrangements (note 9)	13	—	13	—
Long-term liabilities
Debt (note 9)	3,626	—	3,626	—

		Fair value measurements at December 31, 2011 using
(in millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Current assets:
Cash equivalents	$493	493	—	—
Long-term assets:
Interest rate swap arrangements (note 9)	2	—	2	—
Long-term liabilities:
Interest rate swap arrangements (note 9)	61	—	61	—
Debt (note 9)	2,636	—	2,636	—
The majority of the Company's Level 2 financial assets and liabilities are debt instruments with quoted market prices that are not considered to be traded on “active markets”, as defined in U.S. GAAP. Accordingly, the financial instruments are reported in the foregoing tables as Level 2 fair value instruments.
U.S. GAAP requires the incorporation of a credit risk valuation adjustment in the Company's fair value measurements to estimate the impact of both its own nonperformance risk and the nonperformance risk of its counterparties. The Company estimates credit risk associated with its own and its counterparties' nonperformance primarily by using observable credit default swap rates for terms similar to those of the remaining life of the instrument, adjusted for any master netting arrangements or other factors that provide an estimate of nonperformance risk. These are Level 3 inputs. However, as the credit risk valuation adjustments were not significant, the Company continues to report its interest rate swaps as Level 2. The counterparties to the Company's interest rate swap arrangements are all major international financial institutions. The Company is exposed to credit loss in the event of nonperformance by these counterparties. The Company continually monitors its positions and the credit ratings of its counterparties and does not anticipate nonperformance by the counterparties.

Information about QVC's Operating Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure
Information about QVC's Operating Segments
Each of the Company's operating segments are retailers of a wide range of consumer products, which are marketed and sold primarily by merchandise-focused televised-shopping programs as well as via the internet and mobile applications in certain markets. The Company has operations in the United States, Japan, Germany, the United Kingdom and Italy. As such, the Company has identified five reportable segments: the United States, Japan, Germany, the United Kingdom and Italy.
The Company evaluates performance and makes decisions about allocating resources to its operating segments based on financial measures such as net revenue, Adjusted OIBDA, gross margin, average sales price per unit, number of units shipped and revenue or sales per subscriber equivalent. The Company defines Adjusted OIBDA as revenue less cost of sales, operating expenses, and selling, general and administrative expenses (excluding stock-based compensation). The Company believes this measure is an important indicator of the operational strength and performance of its segments, including the ability to service debt and fund capital expenditures. In addition, this measure allows management to view operating results and perform analytical comparisons and benchmarking among our businesses and identify strategies to improve performance. This measure of performance excludes depreciation, amortization and stock-based compensation, that are included in the measurement of operating income pursuant to U.S. GAAP. Accordingly, Adjusted OIBDA should be considered in addition to, but not as a substitute for, operating income, net income, cash flow provided by operating activities and other measures of financial performance prepared in accordance with U.S. GAAP.
Performance measures

	Three months ended March 31,		Three months ended March 31,
	2013		2012
(in millions)	Net revenue	Adjusted OIBDA	Net revenue	Adjusted OIBDA
QVC-U.S.	$1,297	291	1,240	270
QVC-Japan	256	54	289	63
QVC-Germany	250	43	247	46
QVC-U.K.	140	19	140	20
QVC-Italy	31	(3)	16	(9)
Consolidated QVC	$1,974	404	1,932	390

Net revenue amounts by product category are not available from our general purpose financial statements.
Other information

	Three months ended March 31,		Three months ended March 31,
	2013		2012
(in millions)	Depreciation	Amortization	Depreciation	Amortization
QVC-U.S.	$13	88	13	80
QVC-Japan	3	2	4	3
QVC-Germany	8	9	9	8
QVC-U.K.	4	3	3	3
QVC-Italy	2	2	2	2
Consolidated QVC	$30	104	31	96

	March 31,		December 31,
	2013		2012
(in millions)	Total assets	Capital expenditures	Total assets	Capital expenditures
QVC-U.S.	$10,216	14	10,541	88
QVC-Japan	819	11	969	105
QVC-Germany	1,043	5	1,064	25
QVC-U.K.	581	2	619	22
QVC-Italy	239	1	245	6
Consolidated QVC	$12,898	33	13,438	246

Long-lived assets, net of accumulated depreciation, by geographic area were as follows:

	March 31,	December 31,
(in millions)	2013	2012
QVC-U.S.	$422	429
QVC-Japan	264	280
QVC-Germany	235	247
QVC-U.K.	119	128
QVC-Italy	44	47
Consolidated QVC	$1,084	1,131

The following table provides a reconciliation of Adjusted OIBDA to income before income taxes:

	Three months ended March 31,
(in millions)	2013	2012
Adjusted OIBDA	$404	390
Stock‑based compensation	(10)	(5)
Depreciation and amortization	(134)	(127)
Equity in earnings of investee	1	—
Gain on financial instruments	12	11
Interest expense	(63)	(55)
Interest income	—	1
Foreign currency (loss) gain	(1)	6
Loss on extinguishment of debt	(41)	—
Income before income taxes	$168	221

(17) Information about QVC's Operating Segments
Each of the Company's operating segments are retailers of a wide range of consumer products, which are marketed and sold primarily by merchandise-focused televised-shopping programs as well as via the internet and mobile applications in certain markets. The Company has operations in the United States, the United Kingdom, Germany, Japan and Italy. As such, the Company has identified five reportable segments: the United States, the United Kingdom, Germany, Japan and Italy. Beginning in 2011, management for each of these operations reports to the chief operating decision maker, whereas the Company previously managed its operations and reported results under two business segments: Domestic and International.
The Company evaluates performance and makes decisions about allocating resources to its operating segments based on financial measures such as net revenue, Adjusted OIBDA, gross margin, average sales price per unit, number of units shipped and revenue or sales per subscriber equivalent. The Company defines Adjusted OIBDA as revenue less cost of sales, operating expenses, and selling, general and administrative expenses (excluding stock-based compensation). The Company believes this measure is an important indicator of the operational strength and performance of its segments, including the ability to service debt and fund capital expenditures. In addition, this measure allows management to view operating results and perform analytical comparisons and benchmarking among our businesses and identify strategies to improve performance. This measure of performance excludes depreciation, amortization and stock-based compensation, that are included in the measurement of operating income pursuant to U.S. GAAP. Accordingly, Adjusted OIBDA should be considered in addition to, but not as a substitute for, operating income, net income, cash flow provided by operating activities and other measures of financial performance prepared in accordance with U.S. GAAP.
Performance measures

	Years ended December 31,
	2012		2011		2010
(in millions)	Net revenue	Adjusted OIBDA	Net revenue	Adjusted OIBDA	Net revenue	Adjusted OIBDA
QVC-U.S.	$5,585	1,292	5,412	1,225	5,241	1,191
QVC-Japan	1,247	279	1,127	241	1,015	224
QVC-Germany	956	179	1,068	199	956	181
QVC-U.K.	641	104	626	111	599	109
QVC-Italy	87	(26)	35	(43)	2	(32)
Consolidated QVC	$8,516	1,828	8,268	1,733	7,813	1,673
Net revenue amounts by product category are not available from our general purpose financial statements.
Other information

	Years ended December 31,
	2012		2011		2010
(in millions)	Depreciation	Amortization	Depreciation	Amortization	Depreciation	Amortization
QVC-U.S.	$51	338	52	376	55	334
QVC-Japan	16	10	29	12	24	14
QVC-Germany	31	33	33	36	32	36
QVC-U.K.	21	12	13	11	14	11
QVC-Italy	7	7	8	4	3	—
Consolidated QVC	$126	400	135	439	128	395

	December 31,
	2012		2011
(in millions)	Total assets	Capital expenditures	Total assets	Capital expenditures
QVC-U.S.	$10,541	88	10,682	101
QVC-Japan	969	105	959	63
QVC-Germany	1,064	25	1,112	35
QVC-U.K.	619	22	577	53
QVC-Italy	245	6	240	7
Consolidated QVC	$13,438	246	13,570	259
Long-lived assets, net of accumulated depreciation, by geographic area were as follows:

	December 31,
(in millions)	2012	2011
QVC-U.S.	$429	432
QVC-Japan	280	224
QVC-Germany	247	233
QVC-U.K.	128	143
QVC-Italy	47	52
Consolidated QVC	$1,131	1,084
The following table provides a reconciliation of Adjusted OIBDA to income before income taxes:

	Years ended December 31,
(in millions)	2012	2011	2010
Consolidated Adjusted OIBDA	$1,828	1,733	1,673
Stock‑based compensation	(34)	(22)	(18)
Depreciation and amortization	(526)	(574)	(523)
(Loss) gain on investments	(4)	(2)	105
Gain on financial instruments	48	50	40
Interest expense	(235)	(231)	(415)
Interest income	2	2	2
Foreign currency gain (loss)	2	(2)	(8)
Other	—	—	(23)
Income before income taxes	$1,081	954	833

Other Comprehensive Income	3 Months Ended
Mar. 31, 2013
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Comprehensive Income (Loss)
Other Comprehensive Income
The change in the component of accumulated other comprehensive income, net of taxes ("AOCI"), is summarized as follows:

(in millions)	Foreign currency translation adjustments	AOCI
Balance at January 1, 2012	$194	194
Other comprehensive income attributable to QVC, Inc. shareholder	23	23
Balance at March 31, 2012	217	217

Balance at January 1, 2013	$186	186
Other comprehensive income attributable to QVC, Inc. shareholder	(78)	(78)
Balance at March 31, 2013	108	108

The component of other comprehensive income is reflected in QVC's condensed consolidated statements of comprehensive income, net of taxes. The following table summarizes the tax effects related to the component of other comprehensive income:

(in millions)	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Three months ended March 31, 2013:
Foreign currency translation adjustments	$(116)	25	(91)
Other comprehensive income (loss)	(116)	25	(91)

Three months ended March 31, 2012:
Foreign currency translation adjustments	$17	(4)	13
Other comprehensive income (loss)	17	(4)	13

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
On April 17, 2013, QVC completed the redemption of the remaining $376 million principal amount of its 7.125% Senior Secured Notes due 2017 using a combination of borrowings on the senior secured credit facility and cash on hand.
QVC declared and paid dividends to Liberty in the amount of $50 million subsequent to March 31, 2013 and on or prior to May 9, 2013 (the date that QVC filed its Form 10-Q for the quarter ended March 31, 2013).

(18) Subsequent Event
QVC declared and paid dividends to Liberty in the amount of $183 million subsequent to December 31, 2012 and on or prior to February 20, 2013 (the date that QVC filed its Form 10-K for the year ended December 31, 2012).

Guarantor/Non-Guarantor Subsidiary Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Guarantor Non-guarantor Subsidiary Financial Information [Abstract]
Guarantor Non-guarantor Subsidiary Financial Information [Text Block]
Guarantor/Non-guarantor Subsidiary Financial Information
The following information contains the condensed consolidating financial statements for the Company, the parent on a stand-alone basis (QVC, Inc.), the combined subsidiary guarantors (Affiliate Relations Holdings, Inc.; Affiliate Investment, Inc.; AMI 2, Inc.; ER Marks, Inc.; QVC International LLC; QVC Rocky Mount, Inc. and QVC San Antonio, LLC) and the combined non-guarantor subsidiaries pursuant to Rule 3-10 of Regulation S-X. Certain non-guarantor subsidiaries are majority owned by QVC International LLC, which is a guarantor subsidiary.
These condensed consolidating financial statements have been prepared from the Company’s financial information on the same basis of accounting as the Company’s condensed consolidated financial statements. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions, such as management fees, royalty revenue and expense and interest income and expense. Goodwill and other intangible assets have been allocated to the subsidiaries based on management’s estimates. Certain costs have been partially allocated to all of the subsidiaries of the Company.
The subsidiary guarantors are 100% owned by the Company. All guarantees are full and unconditional and are joint and several. There are no significant restrictions on the ability of the Company to obtain funds from its U.S. subsidiaries, including the guarantors, by dividend or loan. The Company has not presented separate notes and other disclosures concerning the subsidiary guarantors as the Company has determined that such material information is available in the notes to the Company’s condensed consolidated financial statements.

Condensed consolidated balance sheets

March 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$3	168	268	—	439
Restricted cash	13	—	2	—	15
Accounts receivable, net	532	—	243	—	775
Inventories	699	—	236	—	935
Deferred income taxes	135	—	20	—	155
Prepaid expenses	22	—	28	—	50
Total current assets	1,404	168	797	—	2,369
Property, plant and equipment, net	243	66	775	—	1,084
Cable and satellite television distribution rights, net	—	589	133	—	722
Goodwill	4,169	—	1,010	—	5,179
Other intangible assets, net	1,245	2,049	167	—	3,461
Other noncurrent assets	16	—	67	—	83
Investments in subsidiaries	3,599	1,750	—	(5,349)	—
Total assets	$10,676	4,622	2,949	(5,349)	12,898
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	9	—	11
Accounts payable-trade	210	—	212	—	422
Accrued liabilities	264	95	395	—	754
Intercompany accounts (receivable) payable	(368)	(315)	683	—	—
Total current liabilities	108	(220)	1,299	—	1,187
Long-term portion of debt and capital lease obligations	3,527	—	58	—	3,585
Deferred compensation	10	—	1	—	11
Deferred income taxes	423	952	(8)	—	1,367
Other long-term liabilities	136	—	22	—	158
Total liabilities	4,204	732	1,372	—	6,308
Equity:
QVC, Inc. shareholder's equity	6,472	3,890	1,459	(5,349)	6,472
Noncontrolling interest	—	—	118	—	118
Total equity	6,472	3,890	1,577	(5,349)	6,590
Total liabilities and equity	$10,676	4,622	2,949	(5,349)	12,898

Condensed consolidated balance sheets

December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$75	165	300	—	540
Restricted cash	13	—	2	—	15
Accounts receivable, net	747	—	308	—	1,055
Inventories	691	—	218	—	909
Deferred income taxes	131	—	20	—	151
Prepaid expenses	19	—	34	—	53
Total current assets	1,676	165	882	—	2,723
Property, plant and equipment, net	247	67	817	—	1,131
Cable and satellite television distribution rights, net	—	618	146	—	764
Goodwill	4,169	—	1,065	—	5,234
Other intangible assets, net	1,280	2,049	180	—	3,509
Other noncurrent assets	14	—	63	—	77
Investments in subsidiaries	3,789	1,838	—	(5,627)	—
Total assets	$11,175	4,737	3,153	(5,627)	13,438
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	10	—	12
Accounts payable-trade	324	—	242	—	566
Accrued liabilities	402	106	447	—	955
Intercompany accounts (receivable) payable	(226)	(411)	637	—	—
Total current liabilities	502	(305)	1,336	—	1,533
Long-term portion of debt and capital lease obligations	3,404	—	61	—	3,465
Deferred compensation	11	—	1	—	12
Deferred income taxes	431	964	15	—	1,410
Other long-term liabilities	137	17	30	—	184
Total liabilities	4,485	676	1,443	—	6,604
Equity:
QVC, Inc. shareholder's equity	6,690	4,061	1,566	(5,627)	6,690
Noncontrolling interest	—	—	144	—	144
Total equity	6,690	4,061	1,710	(5,627)	6,834
Total liabilities and equity	$11,175	4,737	3,153	(5,627)	13,438

Condensed consolidated statements of operations

Three months ended March 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$1,368	183	654	(231)	1,974
Cost of goods sold	854	25	434	(61)	1,252
Gross profit	514	158	220	(170)	722
Operating expenses:
Operating	45	46	82	—	173
Selling, general and administrative, including stock-based compensation	235	—	90	(170)	155
Depreciation	10	1	19	—	30
Amortization of intangible assets	51	34	19	—	104
Intercompany management expense (income)	17	(4)	(13)	—	—
	358	77	197	(170)	462
Operating income	156	81	23	—	260
Other income (expense):
Equity in earnings of investee	—	—	1	—	1
Gain on financial instruments	12	—	—	—	12
Interest expense	(62)	—	(1)	—	(63)
Foreign currency (loss) gain	(1)	(1)	1	—	(1)
Loss on extinguishment of debt	(41)	—	—	—	(41)
Intercompany interest (expense) income	(3)	12	(9)	—	—
	(95)	11	(8)	—	(92)
Income before income taxes	61	92	15	—	168
Income tax expense	(10)	(28)	(24)	—	(62)
Equity in earnings of subsidiaries, net of tax	55	16	—	(71)	—
Net income (loss)	106	80	(9)	(71)	106
Less net income attributable to the noncontrolling interest	(12)	—	(12)	12	(12)
Net income (loss) attributable to QVC, Inc. shareholder	$94	80	(21)	(59)	94

Condensed consolidated statements of operations

Three months ended March 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$1,310	172	672	(222)	1,932
Cost of goods sold	822	28	439	(59)	1,230
Gross profit	488	144	233	(163)	702
Operating expenses:
Operating	42	44	89	—	175
Selling, general and administrative, including stock-based compensation	224	1	80	(163)	142
Depreciation	9	1	21	—	31
Amortization of intangible assets	48	32	16	—	96
Intercompany management (income) expense	(4)	3	1	—	—
	319	81	207	(163)	444
Operating income	169	63	26	—	258
Other income (expense):
Gain on financial instruments	11	—	—	—	11
Interest expense	(55)	—	—	—	(55)
Interest income	—	—	1	—	1
Foreign currency (loss) gain	(2)	4	4	—	6
Intercompany interest (expense) income	(3)	13	(10)	—	—
	(49)	17	(5)	—	(37)
Income before income taxes	120	80	21	—	221
Income tax expense	(34)	(25)	(23)	—	(82)
Equity in earnings of subsidiaries, net of tax	53	12	—	(65)	—
Net income (loss)	139	67	(2)	(65)	139
Less net income attributable to the noncontrolling interest	(14)	—	(14)	14	(14)
Net income (loss) attributable to QVC, Inc. shareholder	$125	67	(16)	(51)	125

Condensed consolidated statements of comprehensive income (loss)

Three months ended March 31, 2013
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$106	80	(9)	(71)	106
Foreign currency translation adjustments	(91)	—	(91)	91	(91)
Total comprehensive income (loss)	15	80	(100)	20	15
Comprehensive loss (income) attributable to noncontrolling interest	1	—	1	(1)	1
Comprehensive income (loss) attributable to QVC, Inc. shareholder	16	80	(99)	19	16

Condensed consolidated statements of comprehensive income (loss)

Three months ended March 31, 2012
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$139	67	(2)	(65)	139
Foreign currency translation adjustments	13	—	13	(13)	13
Total comprehensive income (loss)	152	67	11	(78)	152
Comprehensive loss (income) attributable to noncontrolling interest	(4)	—	(4)	4	(4)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	148	67	7	(74)	148

Condensed consolidated statements of cash flows

Three months ended March 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by (used in) operating activities	101	77	(3)	—	175
Investing activities:
Capital expenditures, net	(8)	—	(25)	—	(33)
Expenditures for cable and satellite television distribution rights	—	(24)	(1)	—	(25)
Changes in other noncurrent assets and liabilities	(3)	2	(3)	—	(4)
Intercompany investing activities	245	104	—	(349)	—
Net cash provided by (used in) investing activities	234	82	(29)	(349)	(62)
Financing activities:
Principal payments of debt and capital lease obligations	(1,167)	—	(1)	—	(1,168)
Principal borrowings of debt from senior secured credit facility	240	—	—	—	240
Proceeds from issuance of senior secured notes	1,050	—	—	—	1,050
Payment of debt origination fees	(14)	—	—	—	(14)
Payment of bond premium fees	(33)	—	—	—	(33)
Other financing activities	4	—	—	—	4
Dividends paid to Liberty, net	(244)	—	—	—	(244)
Dividends paid to noncontrolling interest	—	—	(25)	—	(25)
Net short-term intercompany debt (repayments) borrowings	(142)	96	46	—	—
Intercompany financing activities	(101)	(252)	4	349	—
Net cash (used in) provided by financing activities	(407)	(156)	24	349	(190)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(24)	—	(24)
Net (decrease) increase in cash and cash equivalents	(72)	3	(32)	—	(101)
Cash and cash equivalents, beginning of year	75	165	300	—	540
Cash and cash equivalents, end of year	3	168	268	—	439

Condensed consolidated statements of cash flows

Three months ended March 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	264	83	54	—	401
Investing activities:
Capital expenditures, net	(7)	(1)	(37)	—	(45)
Expenditures for cable and satellite television distribution rights	—	(1)	(1)	—	(2)
Cash paid for acquisitions of businesses, net of cash received	—	—	(16)	—	(16)
Changes in other noncurrent assets and liabilities	2	(1)	(1)	—	—
Intercompany investing activities	135	121	—	(256)	—
Net cash provided by (used in) investing activities	130	118	(55)	(256)	(63)
Financing activities:
Principal payments of debt and capital lease obligations	(315)	—	(4)	—	(319)
Principal borrowings of debt from senior secured credit facility	275	—	—	—	275
Dividends paid to Liberty, net	(238)	—	—	—	(238)
Dividends paid to noncontrolling interest	—	—	(29)	—	(29)
Net short-term intercompany debt (repayments) borrowings	(89)	28	61	—	—
Intercompany financing activities	—	(235)	(21)	256	—
Net cash (used in) provided by financing activities	(367)	(207)	7	256	(311)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(9)	—	(9)
Net increase (decrease) in cash and cash equivalents	27	(6)	(3)	—	18
Cash and cash equivalents, beginning of year	3	223	334	—	560
Cash and cash equivalents, end of year	30	217	331	—	578

(19) Guarantor/Non-guarantor Subsidiary Financial Information
The following information contains the condensed consolidating financial statements for the Company, the subsidiary issuer and parent (QVC, Inc.), the combined subsidiary guarantors (Affiliate Relations Holdings, Inc.; Affiliate Investment, Inc.; AMI 2, Inc.; ER Marks, Inc.; QVC International LLC; QVC Rocky Mount, Inc. and QVC San Antonio, LLC) and the combined non-guarantor subsidiaries pursuant to Rule 3-10 of Regulation S-X. Certain non-guarantor subsidiaries are majority owned by QVC International LLC, which is a guarantor subsidiary.
These condensed consolidating financial statements have been prepared from the Company’s financial information on the same basis of accounting as the Company’s consolidated financial statements. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions, such as management fees, royalty revenue and expense and interest income and expense. Goodwill and other intangible assets have been allocated to the subsidiaries based on management’s estimates. Certain costs have been partially allocated to all of the subsidiaries of the Company.
The subsidiary issuer and subsidiary guarantors are 100% owned by the Company. All guarantees are full and unconditional and are joint and several. There are no significant restrictions on the ability of the Company to obtain funds from its U.S. subsidiaries, including the guarantors, by dividend or loan. The Company has not presented separate notes and other disclosures concerning the subsidiary guarantors as the Company has determined that such material information is available in the notes to the Company’s consolidated financial statements.
Condensed consolidated balance sheets

December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$75	165	300	—	540
Restricted cash	13	—	2	—	15
Accounts receivable, net	747	—	308	—	1,055
Inventories	691	—	218	—	909
Deferred income taxes	131	—	20	—	151
Prepaid expenses	19	—	34	—	53
Total current assets	1,676	165	882	—	2,723
Property, plant and equipment, net	247	67	817	—	1,131
Cable and satellite television distribution rights, net	—	618	146	—	764
Goodwill	4,169	—	1,065	—	5,234
Other intangible assets, net	1,280	2,049	180	—	3,509
Other noncurrent assets	14	—	63	—	77
Investments in subsidiaries	3,789	1,838	—	(5,627)	—
Total assets	$11,175	4,737	3,153	(5,627)	13,438
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	10	—	12
Accounts payable-trade	324	—	242	—	566
Accrued liabilities	402	106	447	—	955
Intercompany accounts (receivable) payable	(226)	(411)	637	—	—
Total current liabilities	502	(305)	1,336	—	1,533
Long-term portion of debt and capital lease obligations	3,404	—	61	—	3,465
Deferred compensation	11	—	1	—	12
Deferred income taxes	431	964	15	—	1,410
Other long-term liabilities	137	17	30	—	184
Total liabilities	4,485	676	1,443	—	6,604
Equity:
QVC, Inc. shareholder's equity	6,690	4,061	1,566	(5,627)	6,690
Noncontrolling interest	—	—	144	—	144
Total equity	6,690	4,061	1,710	(5,627)	6,834
Total liabilities and equity	$11,175	4,737	3,153	(5,627)	13,438
The variance in the investments in subsidiaries account for the combined subsidiary guarantors compared to the prior year was primarily the result of a tax reorganization that occurred in 2012.
Condensed consolidated balance sheets

December 31, 2011
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$3	223	334	—	560
Restricted cash	15	—	—	—	15
Accounts receivable, net	721	—	299	—	1,020
Inventories	693	—	213	—	906
Deferred income taxes	116	—	22	—	138
Prepaid expenses	27	—	27	—	54
Total current assets	1,575	223	895	—	2,693
Property, plant and equipment, net	247	66	771	—	1,084
Cable and satellite television distribution rights, net	—	724	181	—	905
Goodwill	4,169	—	1,070	—	5,239
Other intangible assets, net	1,443	2,049	132	—	3,624
Other noncurrent assets	13	—	12	—	25
Investments in subsidiaries	3,884	1,168	—	(5,052)	—
Total assets	$11,331	4,230	3,061	(5,052)	13,570
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	8	—	10
Accounts payable-trade	257	—	234	—	491
Accrued liabilities	348	69	400	—	817
Intercompany accounts (receivable) payable	(300)	(307)	607	—	—
Total current liabilities	307	(238)	1,249	—	1,318
Long-term portion of debt and capital lease obligations	2,435	—	45	—	2,480
Deferred compensation	11	—	—	—	11
Deferred income taxes	489	1,002	43	—	1,534
Other long-term liabilities	199	1	8	—	208
Total liabilities	3,441	765	1,345	—	5,551
Equity:
QVC, Inc. shareholder's equity	7,890	3,465	1,587	(5,052)	7,890
Noncontrolling interest	—	—	129	—	129
Total equity	7,890	3,465	1,716	(5,052)	8,019
Total liabilities and equity	$11,331	4,230	3,061	(5,052)	13,570
Condensed consolidated statements of operations

Year ended December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$5,884	819	2,847	(1,034)	8,516
Cost of goods sold	3,713	116	1,872	(282)	5,419
Gross profit	2,171	703	975	(752)	3,097
Operating expenses:
Operating	173	206	336	—	715
Selling, general and administrative, including stock based compensation	1,002	1	337	(752)	588
Depreciation	35	4	87	—	126
Amortization of intangible assets	204	130	66	—	400
Intercompany management expense (income)	60	(14)	(46)	—	—
	1,474	327	780	(752)	1,829
Operating income	697	376	195	—	1,268
Other income (expense):
Loss on investments	—	—	(4)	—	(4)
Gain on financial instruments	48	—	—	—	48
Interest expense	(233)	—	(2)	—	(235)
Interest income	—	—	2	—	2
Foreign currency (loss) gain	(10)	4	8	—	2
Intercompany interest (expense) income	(13)	51	(38)	—	—
	(208)	55	(34)	—	(187)
Income before income taxes	489	431	161	—	1,081
Income tax expense	(116)	(141)	(137)	—	(394)
Equity in earnings of subsidiaries, net of tax	251	93	—	(344)	—
Net income (loss)	624	383	24	(344)	687
Less net income attributable to the noncontrolling interest	—	—	(63)	—	(63)
Net income (loss) attributable to QVC, Inc. shareholder	$624	383	(39)	(344)	624

Condensed consolidated statements of operations

Year ended December 31, 2011
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$5,684	790	2,789	(995)	8,268
Cost of goods sold	3,580	120	1,833	(255)	5,278
Gross profit	2,104	670	956	(740)	2,990
Operating expenses:
Operating	191	201	352	—	744
Selling, general and administrative, including stock based compensation	947	—	328	(740)	535
Depreciation	36	4	95	—	135
Amortization of intangible assets	242	133	64	—	439
Intercompany management expense (income)	89	(27)	(62)	—	—
	1,505	311	777	(740)	1,853
Operating income	599	359	179	—	1,137
Other income (expense):
Loss on investments	—	—	(2)	—	(2)
Gain on financial instruments	50	—	—	—	50
Interest expense	(230)	—	(1)	—	(231)
Interest income	—	—	2	—	2
Foreign currency (loss) gain	(3)	(2)	3	—	(2)
Intercompany interest (expense) income	(9)	53	(44)	—	—
	(192)	51	(42)	—	(183)
Income before income taxes	407	410	137	—	954
Income tax expense	(110)	(124)	(108)	—	(342)
Equity in earnings of subsidiaries, net of tax	263	70	—	(333)	—
Net income (loss)	560	356	29	(333)	612
Less net income attributable to the noncontrolling interest	—	—	(52)	—	(52)
Net income (loss) attributable to QVC, Inc. shareholder	$560	356	(23)	(333)	560

Condensed consolidated statements of operations

Year ended December 31, 2010
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$5,480	783	2,529	(979)	7,813
Cost of goods sold	3,478	121	1,663	(254)	5,008
Gross profit	2,002	662	866	(725)	2,805
Operating expenses:
Operating	185	202	314	—	701
Selling, general and administrative, including stock based compensation	887	1	286	(725)	449
Depreciation	37	5	86	—	128
Amortization of intangible assets	197	135	63	—	395
Intercompany management expense (income)	105	(33)	(72)	—	—
	1,411	310	677	(725)	1,673
Operating income	591	352	189	—	1,132
Other income (expense):
(Loss) gain on investments	(27)	—	132	—	105
Gain on financial instruments	40	—	—	—	40
Interest expense	(414)	—	(1)	—	(415)
Interest income	—	—	2	—	2
Foreign currency (loss) gain	(6)	(9)	7	—	(8)
Other expense	(22)	—	(1)	—	(23)
Intercompany interest (expense) income	(6)	51	(45)	—	—
	(435)	42	94	—	(299)
Income before income taxes	156	394	283	—	833
Income tax expense	(9)	(122)	(151)	—	(282)
Equity in earnings of subsidiaries, net of tax	357	78	—	(435)	—
Net income (loss)	504	350	132	(435)	551
Less net income attributable to the noncontrolling interest	—	—	(47)	—	(47)
Net income (loss) attributable to QVC, Inc. shareholder	$504	350	85	(435)	504
Consolidated statements of comprehensive income (loss)

December 31, 2012
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$624	383	24	(344)	687
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	—	—	(27)	—	(27)
Total comprehensive income (loss)	624	383	(3)	(344)	660
Comprehensive income attributable to noncontrolling interest	—	—	(44)	—	(44)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	624	383	(47)	(344)	616

Consolidated statements of comprehensive income (loss)

December 31, 2011
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$560	356	29	(333)	612
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	—	—	(10)	—	(10)
Total comprehensive income (loss)	560	356	19	(333)	602
Comprehensive income attributable to noncontrolling interest	—	—	(57)	—	(57)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	560	356	(38)	(333)	545

Consolidated statements of comprehensive income (loss)

December 31, 2010
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$504	350	132	(435)	551
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	—	—	(39)	—	(39)
Cash flow hedging derivatives	46	—	—	—	46
Unrealized loss on investment	(77)	—	—	—	(77)
Total other comprehensive loss	(31)	—	(39)	—	(70)
Total comprehensive income (loss)	473	350	93	(435)	481
Comprehensive income attributable to noncontrolling interest	—	—	(62)	—	(62)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	473	350	31	(435)	419

Condensed consolidated statements of cash flows

Year ended December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	618	413	175	—	1,206
Investing activities:
Capital expenditures, net	(69)	(5)	(172)	—	(246)
Expenditures for cable and satellite television distribution rights	—	(1)	(1)	—	(2)
Cash paid for joint ventures and acquisitions of businesses, net of cash received	—	—	(95)	—	(95)
Decrease in restricted cash	2	—	—	—	2
Changes in other noncurrent assets and liabilities	(14)	(1)	12	—	(3)
Intercompany investing activities	346	217	—	(563)	—
Net cash provided by (used in) investing activities	265	210	(256)	(563)	(344)
Financing activities:
Principal payments of debt and capital lease obligations	(1,237)	—	(9)	—	(1,246)
Principal borrowings of debt	1,717	—	—	—	1,717
Proceeds from issuance of senior secured notes	500	—	—	—	500
Payment of debt origination fees	(7)	—	—	—	(7)
Other financing activities	20	—	—	—	20
Dividends paid to Liberty, net	(1,817)	—	—	—	(1,817)
Dividends paid to noncontrolling interest	—	—	(29)	—	(29)
Net short-term intercompany debt borrowings (repayments)	74	(104)	30	—	—
Intercompany financing activities	(61)	(577)	75	563	—
Net cash (used in) provided by financing activities	(811)	(681)	67	563	(862)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(20)	—	(20)
Net increase (decrease) in cash and cash equivalents	72	(58)	(34)	—	(20)
Cash and cash equivalents, beginning of year	3	223	334	—	560
Cash and cash equivalents, end of year	75	165	300	—	540
Condensed consolidated statements of cash flows

Year ended December 31, 2011
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	328	380	110	—	818
Investing activities:
Capital expenditures, net	(87)	(8)	(164)	—	(259)
Expenditures for cable and satellite television distribution rights	—	(2)	—	—	(2)
Decrease in restricted cash	1	—	—	—	1
Changes in other noncurrent assets and liabilities	12	—	(8)	—	4
Intercompany investing activities	382	190	—	(572)	—
Net cash provided by (used in) investing activities	308	180	(172)	(572)	(256)
Financing activities:
Principal payments of debt and capital lease obligations	(825)	—	(12)	—	(837)
Principal borrowings of debt	465	—	—	—	465
Dividends paid to Liberty, net	(205)	—	—	—	(205)
Dividends paid to noncontrolling interest	—	—	(50)	—	(50)
Net short-term intercompany debt (repayments) borrowings	(83)	93	(10)	—	—
Intercompany financing activities	(29)	(590)	47	572	—
Net cash (used in) provided by financing activities	(677)	(497)	(25)	572	(627)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	4	—	4
Net (decrease) increase in cash and cash equivalents	(41)	63	(83)	—	(61)
Cash and cash equivalents, beginning of year	44	160	417	—	621
Cash and cash equivalents, end of year	3	223	334	—	560
Condensed consolidated statements of cash flows

Year ended December 31, 2010
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	773	371	60	—	1,204
Investing activities:
Capital expenditures, net	(25)	(1)	(194)	—	(220)
Expenditures for cable and satellite television distribution rights	—	(2)	(2)	—	(4)
Proceeds from joint ventures and equity investees	—	—	220	—	220
Decrease in restricted cash	2	—	—	—	2
Changes in other noncurrent assets and liabilities	1	—	(8)	—	(7)
Intercompany investing activities	380	324	—	(704)	—
Net cash provided by (used in) investing activities	358	321	16	(704)	(9)
Financing activities:
Principal payments of debt and capital lease obligations	(4,131)	—	(11)	—	(4,142)
Principal borrowings of debt	1,905	—	—	—	1,905
Proceeds from issuance of senior secured notes	1,000	—	—	—	1,000
Payment of debt origination fees	(27)	—	—	—	(27)
Dividends paid to Liberty, net	(9)	—	—	—	(9)
Dividends paid to noncontrolling interest	—	—	(63)	—	(63)
Net short-term intercompany debt borrowings (repayments)	97	14	(111)	—	—
Intercompany financing activities	—	(739)	35	704	—
Net cash (used in) provided by financing activities	(1,165)	(725)	(150)	704	(1,336)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	14	—	14
Net decrease in cash and cash equivalents	(34)	(33)	(60)	—	(127)
Cash and cash equivalents, beginning of year	78	193	477	—	748
Cash and cash equivalents, end of year	44	160	417	—	621

Basis of Presentation (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basis of Presentation [Abstract]
Consolidation policy
The condensed consolidated financial statements include the accounts of the Company and its majority‑owned subsidiaries. All significant intercompany accounts and transactions were eliminated in consolidation.
The accompanying (a) condensed consolidated balance sheet as of December 31, 2012, which has been derived from audited financial statements, and (b) the interim unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X as promulgated by the Securities and Exchange Commission. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the results for such periods have been included. The results of operations for any interim period are not necessarily indicative of results for the full year. These condensed consolidated financial statements should be read in conjunction with the condensed consolidated financial statements and notes thereto contained in QVC's Annual Report on Form 10-K for the year ended December 31, 2012.
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Estimates include, but are not limited to, sales returns, uncollectible receivables, inventory obsolescence, depreciable lives of fixed assets, internally‑developed software, valuation of acquired intangible assets and goodwill, income taxes and stock‑based compensation.
The consolidated financial statements included the accounts of the Company and its majority‑owned subsidiaries. All significant intercompany accounts and transactions were eliminated in consolidation.
New accounting pronouncements policy
In February 2013, the FASB issued ASU No. 2013-02, which amends ASC Topic 220, Comprehensive Income and requires that companies present information about reclassification adjustments from accumulated other comprehensive income in their interim and annual financial statements. The standard requires that companies present either in a single note, or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. If a component is not required to be reclassified to net income in its entirety, companies will instead cross reference to the related footnote for additional information. QVC adopted this guidance as of January 1, 2013, and adoption did not have an impact on the QVC's condensed consolidated financial position, results of operations or cash flows.

(u) Recent accounting pronouncements
In May 2011, the FASB issued Accounting Standard Update No. 2011-04, which amends Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to result in common fair value measurements and disclosures between U.S. GAAP and International Financial Reporting Standards. The amendments explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments change the wording used to describe fair value measurement requirements and disclosures, but often do not result in a change in the application of current guidance. Certain amendments clarify the intent about the application of existing fair value measurement requirements, while certain other amendments change a principle or requirement for fair value measurement or disclosure. QVC adopted this guidance as of January 1, 2012, and adoption did not have an impact on its consolidated financial position, results of operations or cash flows.
In June 2011, the FASB issued ASU No. 2011-05, which amends ASC Topic 220, Comprehensive Income, to increase the prominence of items reported in other comprehensive income by eliminating the option of presenting components of comprehensive income as part of the statement of changes in shareholders' equity. The updated guidance requires that all nonowner changes in shareholders' equity be presented either as a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance is limited to the form and content of the financial statements and disclosures. QVC adopted this guidance, as amended, as of January 1, 2012 and adoption did not have an impact on its consolidated financial position, results of operations or cash flows.
In December 2011, the FASB issued ASU No. 2011-11, which amends ASC Subtopic 210-20, Offsetting. The guidance requires enhanced disclosures with improved information about financial instruments and derivative instruments that are either (i) offset in accordance with current guidance or (ii) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with current guidance. This guidance is effective for interim and annual periods beginning after January 1, 2013. The guidance is limited to the form and content of disclosures and QVC does not anticipate that the adoption of this guidance will have an impact on its consolidated financial position, results of operations or cash flows.
In July 2012, the FASB issued ASU No. 2012-02, which amends the guidance on testing indefinite-lived intangible assets, other than goodwill, for impairment. The amendment permits an entity to perform a qualitative impairment assessment before proceeding to the two-step impairment test. The guidance is effective for QVC beginning in fiscal 2013; however, early adoption is permitted. QVC adopted this guidance during the third quarter of 2012. There was no impact to QVC's financial statements upon adoption of this standard.
In February 2013, the FASB issued ASU No. 2013-02, which amends ASC Topic 220, Comprehensive Income and requires that companies present information about reclassification adjustments from accumulated other comprehensive income in their interim and annual financial statements. The standard requires that companies present either in a single note, or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. If a component is not required to be reclassified to net income in its entirety, companies will instead cross reference to the related footnote for additional information. The guidance will be effective for QVC beginning in fiscal 2013 and QVC has not early adopted this standard. ASU 2013-02 is limited to the form and content of disclosures and QVC does not anticipate that the adoption of this guidance will have an impact on its consolidated financial position, results of operations or cash flows.

Reclassification policy	Certain prior period amounts have been reclassified to conform with current period presentation.	(v) Reclassifications Certain prior period amounts have been reclassified to conform with current period presentation.

Cable and Satellite Television Distribution Rights, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Cable and Satellite Television Distribution Rights [Abstract]
Schedule of Cable and Satellite Television Distribution Rights
Cable and satellite television distribution rights consisted of the following:

	March 31,	December 31,
(in millions)	2013	2012
Cable and satellite television distribution rights	$2,276	2,304
Less accumulated amortization	(1,554)	(1,540)
Cable and satellite television distribution rights, net	$722	764

Cable and satellite television distribution rights consisted of the following:

	December 31,
(in millions)	2012	2011
Cable and satellite television distribution rights	$2,304	2,284
Less accumulated amortization	(1,540)	(1,379)
Cable and satellite television distribution rights, net	$764	905

Schedule of Expected Amortization Expense	As of March 31, 2013, related amortization expense for each of the next five years ended December 31 was as follows (in millions):

Remainder of 2013	$130
2014	168
2015	162
2016	161
2017	111
As of December 31, 2012, related amortization expense for each of the next five years ended December 31 was as follows (in millions):

2013	$166
2014	162
2015	159
2016	158
2017	107

Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill were as follows:

(in millions)	QVC-U.S.	QVC-U.K.	QVC-Germany	QVC-Japan	QVC-Italy	Total
Balance as of December 31, 2012	$4,190	212	334	349	149	5,234
Exchange rate fluctuations	—	(14)	(9)	(28)	(4)	(55)
Balance as of March 31, 2013	$4,190	198	325	321	145	5,179

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 were as follows:

(in millions)	QVC-Domestic	QVC-International	QVC-U.S.	QVC-U.K.	QVC-Germany	QVC-Japan	QVC-Italy	Total
Balance as of December 31, 2010	$4,315	932	—	—	—	—	—	5,247
Reallocation and exchange rate fluctuations	(4,315)	(932)	4,169	203	328	393	146	(8)
Balance as of December 31, 2011	—	—	4,169	203	328	393	146	5,239
Acquisitions and exchange rate fluctuations	—	—	21	9	6	(44)	3	(5)
Balance as of December 31, 2012	$—	—	4,190	212	334	349	149	5,234

Other Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Intangible Assets [Abstract]
Schedule of Acquired Intangible Assets by Class
Other intangible assets consisted of the following:

	March 31,		December 31,
	2013		2012
(in millions)	Gross cost	Accumulated amortization	Gross cost	Accumulated amortization
Purchased and internally developed software	$554	(340)	575	(352)
Affiliate and customer relationships	2,435	(1,661)	2,445	(1,624)
Debt origination fees	62	(18)	54	(18)
Trademarks (indefinite life)	2,429	—	2,429	—
	$5,480	(2,019)	5,503	(1,994)

Other intangible assets consisted of the following:

	December 31,				Weighted average remaining life (years)
	2012		2011
(in millions)	Gross cost	Accumulated amortization	Gross cost	Accumulated amortization

Purchased and internally developed software	$575	(352)	473	(307)	2.2
Affiliate and customer relationships	2,445	(1,624)	2,440	(1,446)	4.8
Debt origination fees	54	(18)	47	(11)	6.4
Trademarks (indefinite life)	2,429	—	2,428	—	—
	$5,503	(1,994)	5,388	(1,764)	4.3

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
As of March 31, 2013, the related amortization expense and interest expense for each of the next five years ended December 31 was as follows (in millions):

Remainder of 2013	$205
2014	261
2015	237
2016	185
2017	120
As of December 31, 2012, the amortization expense and interest expense for each of the next five years ended December 31 was as follows (in millions):

2013	$272
2014	260
2015	230
2016	181
2017	119

Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities
Accrued liabilities consisted of the following:

	March 31,	December 31,
(in millions)	2013	2012
Accounts payable non-trade	$195	264
Accrued compensation and benefits	93	100
Income taxes	95	154
Allowance for sales returns	69	92
Deferred revenue	67	85
Accrued interest	67	50
Liability for consigned goods sold	57	56
Sales and other taxes	40	62
Other	71	92
	$754	955

Accrued liabilities consisted of the following:

	December 31,
(in millions)	2012	2011
Accounts payable non-trade	$264	257
Income taxes	154	74
Accrued compensation and benefits	100	95
Allowance for sales returns	92	85
Deferred revenue	85	88
Sales and other taxes	62	41
Liability for consigned goods sold	56	69
Accrued interest	50	36
Other	92	72
	$955	817

Long-Term Debt and Interest Rate Swap Arrangements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt
Long-term debt consisted of the following:

	March 31,	December 31,
(in millions)	2013	2012
7.125% Senior Secured Notes due 2017	$376	500
7.5% Senior Secured Notes due 2019, net of original issue discount	760	988
7.375% Senior Secured Notes due 2020	500	500
5.125% Senior Secured Notes due 2022	500	500
4.375% Senior Secured Notes due 2023, net of original issue discount	750	—
5.95% Senior Secured Notes due 2043, net of original issue discount	300	—
Senior secured credit facility	328	903
Capital lease obligations	82	86
Total debt	3,596	3,477
Less current portion	(11)	(12)
Long-term portion of debt and capital lease obligations	$3,585	3,465

Long-term debt consisted of the following:

		December 31,
(in millions)	2012	2011
7.125% Senior Secured Notes	$500	500
7.5% Senior Secured Notes, net of original issue discount	988	986
7.375% Senior Secured Notes	500	500
5.125% Senior Secured Notes	500	—
Senior secured credit facility	903	434
Capital lease obligations	86	70
Total debt	3,477	2,490
Less current portion	(12)	(10)
Long-term portion of debt and capital lease obligations	$3,465	2,480

Leases and Transponder Service Agreements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Leases and Transponder Service Agreements [Abstract]
Future Minimum Lease Payments
Future minimum payments under noncancelable operating leases and capital transponder leases with initial terms of one year or more at March 31, 2013 consisted of the following:

(in millions)	Capital transponders	Operating leases
Remainder of 2013	$11	16
2014	11	15
2015	11	12
2016	10	8
2017	10	7
Thereafter	38	96
Total	$91	154

Future minimum payments under noncancelable operating leases and capital transponder leases with initial terms of one year or more at December 31, 2012 consisted of the following:

(in millions)	Capital transponders	Operating leases
Year ended December 31:
2013	$14	21
2014	12	14
2015	11	12
2016	10	9
2017	10	8
Thereafter	38	96
Total	$95	160

Assets and Liabilities Measured at Fair Value (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The Company's assets and liabilities measured or disclosed at fair value were as follows:

		Fair value measurements at March 31, 2013 using
(in millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Current assets:
Cash equivalents	$314	314	—	—
Long-term liabilities:
Debt (note 6)	3,703	—	3,703	—

		Fair value measurements at December 31, 2012 using
(in millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Curret assets:
Cash equivalents	$424	424	—	—
Interest rate swap arrangements (note 6)	1	—	1	—
Current liabilities:
Interest rate swap arrangements (note 6)	13	—	13	—
Long-term liabilities
Debt (note 6)	3,626	—	3,626	—

The Company's assets and liabilities measured or disclosed at fair value were as follows:

		Fair value measurements at December 31, 2012 using
(in millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Current assets:
Cash equivalents	$424	424	—	—
Interest rate swap arrangements (note 9)	1	—	1	—
Current liabilities:
Interest rate swap arrangements (note 9)	13	—	13	—
Long-term liabilities
Debt (note 9)	3,626	—	3,626	—

		Fair value measurements at December 31, 2011 using
(in millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Current assets:
Cash equivalents	$493	493	—	—
Long-term assets:
Interest rate swap arrangements (note 9)	2	—	2	—
Long-term liabilities:
Interest rate swap arrangements (note 9)	61	—	61	—
Debt (note 9)	2,636	—	2,636	—

Information about QVC's Operating Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Revenue and Adjusted OIBDA by Segment
Performance measures

	Three months ended March 31,		Three months ended March 31,
	2013		2012
(in millions)	Net revenue	Adjusted OIBDA	Net revenue	Adjusted OIBDA
QVC-U.S.	$1,297	291	1,240	270
QVC-Japan	256	54	289	63
QVC-Germany	250	43	247	46
QVC-U.K.	140	19	140	20
QVC-Italy	31	(3)	16	(9)
Consolidated QVC	$1,974	404	1,932	390

Years ended December 31,
	2012		2011		2010
(in millions)	Net revenue	Adjusted OIBDA	Net revenue	Adjusted OIBDA	Net revenue	Adjusted OIBDA
QVC-U.S.	$5,585	1,292	5,412	1,225	5,241	1,191
QVC-Japan	1,247	279	1,127	241	1,015	224
QVC-Germany	956	179	1,068	199	956	181
QVC-U.K.	641	104	626	111	599	109
QVC-Italy	87	(26)	35	(43)	2	(32)
Consolidated QVC	$8,516	1,828	8,268	1,733	7,813	1,673

Schedule of Depreciation and Amortization by Segment

	Three months ended March 31,		Three months ended March 31,
	2013		2012
(in millions)	Depreciation	Amortization	Depreciation	Amortization
QVC-U.S.	$13	88	13	80
QVC-Japan	3	2	4	3
QVC-Germany	8	9	9	8
QVC-U.K.	4	3	3	3
QVC-Italy	2	2	2	2
Consolidated QVC	$30	104	31	96

Years ended December 31,
	2012		2011		2010
(in millions)	Depreciation	Amortization	Depreciation	Amortization	Depreciation	Amortization
QVC-U.S.	$51	338	52	376	55	334
QVC-Japan	16	10	29	12	24	14
QVC-Germany	31	33	33	36	32	36
QVC-U.K.	21	12	13	11	14	11
QVC-Italy	7	7	8	4	3	—
Consolidated QVC	$126	400	135	439	128	395

Schedule of Capital Expenditures and Total Assets by Segment

	March 31,		December 31,
	2013		2012
(in millions)	Total assets	Capital expenditures	Total assets	Capital expenditures
QVC-U.S.	$10,216	14	10,541	88
QVC-Japan	819	11	969	105
QVC-Germany	1,043	5	1,064	25
QVC-U.K.	581	2	619	22
QVC-Italy	239	1	245	6
Consolidated QVC	$12,898	33	13,438	246

December 31,
	2012		2011
(in millions)	Total assets	Capital expenditures	Total assets	Capital expenditures
QVC-U.S.	$10,541	88	10,682	101
QVC-Japan	969	105	959	63
QVC-Germany	1,064	25	1,112	35
QVC-U.K.	619	22	577	53
QVC-Italy	245	6	240	7
Consolidated QVC	$13,438	246	13,570	259

Long-Lived Assets by Segment
Long-lived assets, net of accumulated depreciation, by geographic area were as follows:

	March 31,	December 31,
(in millions)	2013	2012
QVC-U.S.	$422	429
QVC-Japan	264	280
QVC-Germany	235	247
QVC-U.K.	119	128
QVC-Italy	44	47
Consolidated QVC	$1,084	1,131

Long-lived assets, net of accumulated depreciation, by geographic area were as follows:

	December 31,
(in millions)	2012	2011
QVC-U.S.	$429	432
QVC-Japan	280	224
QVC-Germany	247	233
QVC-U.K.	128	143
QVC-Italy	47	52
Consolidated QVC	$1,131	1,084

Reconciliation of Adjusted OIBDA to Income before Income Taxes
The following table provides a reconciliation of Adjusted OIBDA to income before income taxes:

	Three months ended March 31,
(in millions)	2013	2012
Adjusted OIBDA	$404	390
Stock‑based compensation	(10)	(5)
Depreciation and amortization	(134)	(127)
Equity in earnings of investee	1	—
Gain on financial instruments	12	11
Interest expense	(63)	(55)
Interest income	—	1
Foreign currency (loss) gain	(1)	6
Loss on extinguishment of debt	(41)	—
Income before income taxes	$168	221

The following table provides a reconciliation of Adjusted OIBDA to income before income taxes:

	Years ended December 31,
(in millions)	2012	2011	2010
Consolidated Adjusted OIBDA	$1,828	1,733	1,673
Stock‑based compensation	(34)	(22)	(18)
Depreciation and amortization	(526)	(574)	(523)
(Loss) gain on investments	(4)	(2)	105
Gain on financial instruments	48	50	40
Interest expense	(235)	(231)	(415)
Interest income	2	2	2
Foreign currency gain (loss)	2	(2)	(8)
Other	—	—	(23)
Income before income taxes	$1,081	954	833

Other Comprehensive Income (Tables)	3 Months Ended
Mar. 31, 2013
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The change in the component of accumulated other comprehensive income, net of taxes ("AOCI"), is summarized as follows:

(in millions)	Foreign currency translation adjustments	AOCI
Balance at January 1, 2012	$194	194
Other comprehensive income attributable to QVC, Inc. shareholder	23	23
Balance at March 31, 2012	217	217

Balance at January 1, 2013	$186	186
Other comprehensive income attributable to QVC, Inc. shareholder	(78)	(78)
Balance at March 31, 2013	108	108

Schedule of Component of Comprehensive Income (Loss)
The following table summarizes the tax effects related to the component of other comprehensive income:

(in millions)	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Three months ended March 31, 2013:
Foreign currency translation adjustments	$(116)	25	(91)
Other comprehensive income (loss)	(116)	25	(91)

Three months ended March 31, 2012:
Foreign currency translation adjustments	$17	(4)	13
Other comprehensive income (loss)	17	(4)	13

Guarantor/Non-Guarantor Subsidiary Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Guarantor Non-guarantor Subsidiary Financial Information [Abstract]
Guarantor Non-guarantor Subsidiary Financial Information, Balance Sheets, Current Year

Condensed consolidated balance sheets

	March 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$3	168	268	—	439
Restricted cash	13	—	2	—	15
Accounts receivable, net	532	—	243	—	775
Inventories	699	—	236	—	935
Deferred income taxes	135	—	20	—	155
Prepaid expenses	22	—	28	—	50

Total current assets	1,404	168	797	—	2,369
Property, plant and equipment, net	243	66	775	—	1,084
Cable and satellite television distribution rights, net	—	589	133	—	722
Goodwill	4,169	—	1,010	—	5,179
Other intangible assets, net	1,245	2,049	167	—	3,461
Other noncurrent assets	16	—	67	—	83
Investments in subsidiaries	3,599	1,750	—	(5,349)	—

Total assets	$10,676	4,622	2,949	(5,349)	12,898

Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	9	—	11
Accounts payable-trade	210	—	212	—	422
Accrued liabilities	264	95	395	—	754
Intercompany accounts (receivable) payable	(368)	(315)	683	—	—

Total current liabilities	108	(220)	1,299	—	1,187
Long-term portion of debt and capital lease obligations	3,527	—	58	—	3,585
Deferred compensation	10	—	1	—	11
Deferred income taxes	423	952	(8)	—	1,367
Other long-term liabilities	136	—	22	—	158

Total liabilities	4,204	732	1,372	—	6,308

Equity:
QVC, Inc. shareholder's equity	6,472	3,890	1,459	(5,349)	6,472
Noncontrolling interest	—	—	118	—	118

Total equity	6,472	3,890	1,577	(5,349)	6,590

Total liabilities and equity	$10,676	4,622	2,949	(5,349)	12,898

Condensed consolidated balance sheets

December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$75	165	300	—	540
Restricted cash	13	—	2	—	15
Accounts receivable, net	747	—	308	—	1,055
Inventories	691	—	218	—	909
Deferred income taxes	131	—	20	—	151
Prepaid expenses	19	—	34	—	53
Total current assets	1,676	165	882	—	2,723
Property, plant and equipment, net	247	67	817	—	1,131
Cable and satellite television distribution rights, net	—	618	146	—	764
Goodwill	4,169	—	1,065	—	5,234
Other intangible assets, net	1,280	2,049	180	—	3,509
Other noncurrent assets	14	—	63	—	77
Investments in subsidiaries	3,789	1,838	—	(5,627)	—
Total assets	$11,175	4,737	3,153	(5,627)	13,438
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	10	—	12
Accounts payable-trade	324	—	242	—	566
Accrued liabilities	402	106	447	—	955
Intercompany accounts (receivable) payable	(226)	(411)	637	—	—
Total current liabilities	502	(305)	1,336	—	1,533
Long-term portion of debt and capital lease obligations	3,404	—	61	—	3,465
Deferred compensation	11	—	1	—	12
Deferred income taxes	431	964	15	—	1,410
Other long-term liabilities	137	17	30	—	184
Total liabilities	4,485	676	1,443	—	6,604
Equity:
QVC, Inc. shareholder's equity	6,690	4,061	1,566	(5,627)	6,690
Noncontrolling interest	—	—	144	—	144
Total equity	6,690	4,061	1,710	(5,627)	6,834
Total liabilities and equity	$11,175	4,737	3,153	(5,627)	13,438

Guarantor Non-guarantor Subsidiary Financial Information, Balance Sheets, Prior Year
Condensed consolidated balance sheets

December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$75	165	300	—	540
Restricted cash	13	—	2	—	15
Accounts receivable, net	747	—	308	—	1,055
Inventories	691	—	218	—	909
Deferred income taxes	131	—	20	—	151
Prepaid expenses	19	—	34	—	53
Total current assets	1,676	165	882	—	2,723
Property, plant and equipment, net	247	67	817	—	1,131
Cable and satellite television distribution rights, net	—	618	146	—	764
Goodwill	4,169	—	1,065	—	5,234
Other intangible assets, net	1,280	2,049	180	—	3,509
Other noncurrent assets	14	—	63	—	77
Investments in subsidiaries	3,789	1,838	—	(5,627)	—
Total assets	$11,175	4,737	3,153	(5,627)	13,438
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	10	—	12
Accounts payable-trade	324	—	242	—	566
Accrued liabilities	402	106	447	—	955
Intercompany accounts (receivable) payable	(226)	(411)	637	—	—
Total current liabilities	502	(305)	1,336	—	1,533
Long-term portion of debt and capital lease obligations	3,404	—	61	—	3,465
Deferred compensation	11	—	1	—	12
Deferred income taxes	431	964	15	—	1,410
Other long-term liabilities	137	17	30	—	184
Total liabilities	4,485	676	1,443	—	6,604
Equity:
QVC, Inc. shareholder's equity	6,690	4,061	1,566	(5,627)	6,690
Noncontrolling interest	—	—	144	—	144
Total equity	6,690	4,061	1,710	(5,627)	6,834
Total liabilities and equity	$11,175	4,737	3,153	(5,627)	13,438

Condensed consolidated balance sheets

December 31, 2011
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$3	223	334	—	560
Restricted cash	15	—	—	—	15
Accounts receivable, net	721	—	299	—	1,020
Inventories	693	—	213	—	906
Deferred income taxes	116	—	22	—	138
Prepaid expenses	27	—	27	—	54
Total current assets	1,575	223	895	—	2,693
Property, plant and equipment, net	247	66	771	—	1,084
Cable and satellite television distribution rights, net	—	724	181	—	905
Goodwill	4,169	—	1,070	—	5,239
Other intangible assets, net	1,443	2,049	132	—	3,624
Other noncurrent assets	13	—	12	—	25
Investments in subsidiaries	3,884	1,168	—	(5,052)	—
Total assets	$11,331	4,230	3,061	(5,052)	13,570
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	8	—	10
Accounts payable-trade	257	—	234	—	491
Accrued liabilities	348	69	400	—	817
Intercompany accounts (receivable) payable	(300)	(307)	607	—	—
Total current liabilities	307	(238)	1,249	—	1,318
Long-term portion of debt and capital lease obligations	2,435	—	45	—	2,480
Deferred compensation	11	—	—	—	11
Deferred income taxes	489	1,002	43	—	1,534
Other long-term liabilities	199	1	8	—	208
Total liabilities	3,441	765	1,345	—	5,551
Equity:
QVC, Inc. shareholder's equity	7,890	3,465	1,587	(5,052)	7,890
Noncontrolling interest	—	—	129	—	129
Total equity	7,890	3,465	1,716	(5,052)	8,019
Total liabilities and equity	$11,331	4,230	3,061	(5,052)	13,570

Guarantor Non-guarantor Subsidiary Financial Information, Statements of Operations, Current Year
Condensed consolidated statements of operations

Three months ended March 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$1,368	183	654	(231)	1,974
Cost of goods sold	854	25	434	(61)	1,252
Gross profit	514	158	220	(170)	722
Operating expenses:
Operating	45	46	82	—	173
Selling, general and administrative, including stock-based compensation	235	—	90	(170)	155
Depreciation	10	1	19	—	30
Amortization of intangible assets	51	34	19	—	104
Intercompany management expense (income)	17	(4)	(13)	—	—
	358	77	197	(170)	462
Operating income	156	81	23	—	260
Other income (expense):
Equity in earnings of investee	—	—	1	—	1
Gain on financial instruments	12	—	—	—	12
Interest expense	(62)	—	(1)	—	(63)
Foreign currency (loss) gain	(1)	(1)	1	—	(1)
Loss on extinguishment of debt	(41)	—	—	—	(41)
Intercompany interest (expense) income	(3)	12	(9)	—	—
	(95)	11	(8)	—	(92)
Income before income taxes	61	92	15	—	168
Income tax expense	(10)	(28)	(24)	—	(62)
Equity in earnings of subsidiaries, net of tax	55	16	—	(71)	—
Net income (loss)	106	80	(9)	(71)	106
Less net income attributable to the noncontrolling interest	(12)	—	(12)	12	(12)
Net income (loss) attributable to QVC, Inc. shareholder	$94	80	(21)	(59)	94

Condensed consolidated statements of operations

Year ended December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$5,884	819	2,847	(1,034)	8,516
Cost of goods sold	3,713	116	1,872	(282)	5,419
Gross profit	2,171	703	975	(752)	3,097
Operating expenses:
Operating	173	206	336	—	715
Selling, general and administrative, including stock based compensation	1,002	1	337	(752)	588
Depreciation	35	4	87	—	126
Amortization of intangible assets	204	130	66	—	400
Intercompany management expense (income)	60	(14)	(46)	—	—
	1,474	327	780	(752)	1,829
Operating income	697	376	195	—	1,268
Other income (expense):
Loss on investments	—	—	(4)	—	(4)
Gain on financial instruments	48	—	—	—	48
Interest expense	(233)	—	(2)	—	(235)
Interest income	—	—	2	—	2
Foreign currency (loss) gain	(10)	4	8	—	2
Intercompany interest (expense) income	(13)	51	(38)	—	—
	(208)	55	(34)	—	(187)
Income before income taxes	489	431	161	—	1,081
Income tax expense	(116)	(141)	(137)	—	(394)
Equity in earnings of subsidiaries, net of tax	251	93	—	(344)	—
Net income (loss)	624	383	24	(344)	687
Less net income attributable to the noncontrolling interest	—	—	(63)	—	(63)
Net income (loss) attributable to QVC, Inc. shareholder	$624	383	(39)	(344)	624

Guarantor Non-guarantor Subsidiary Financial Information, Statements of Operations, Prior Year
Condensed consolidated statements of operations

Three months ended March 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$1,310	172	672	(222)	1,932
Cost of goods sold	822	28	439	(59)	1,230
Gross profit	488	144	233	(163)	702
Operating expenses:
Operating	42	44	89	—	175
Selling, general and administrative, including stock-based compensation	224	1	80	(163)	142
Depreciation	9	1	21	—	31
Amortization of intangible assets	48	32	16	—	96
Intercompany management (income) expense	(4)	3	1	—	—
	319	81	207	(163)	444
Operating income	169	63	26	—	258
Other income (expense):
Gain on financial instruments	11	—	—	—	11
Interest expense	(55)	—	—	—	(55)
Interest income	—	—	1	—	1
Foreign currency (loss) gain	(2)	4	4	—	6
Intercompany interest (expense) income	(3)	13	(10)	—	—
	(49)	17	(5)	—	(37)
Income before income taxes	120	80	21	—	221
Income tax expense	(34)	(25)	(23)	—	(82)
Equity in earnings of subsidiaries, net of tax	53	12	—	(65)	—
Net income (loss)	139	67	(2)	(65)	139
Less net income attributable to the noncontrolling interest	(14)	—	(14)	14	(14)
Net income (loss) attributable to QVC, Inc. shareholder	$125	67	(16)	(51)	125

Condensed consolidated statements of operations

Year ended December 31, 2011
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$5,684	790	2,789	(995)	8,268
Cost of goods sold	3,580	120	1,833	(255)	5,278
Gross profit	2,104	670	956	(740)	2,990
Operating expenses:
Operating	191	201	352	—	744
Selling, general and administrative, including stock based compensation	947	—	328	(740)	535
Depreciation	36	4	95	—	135
Amortization of intangible assets	242	133	64	—	439
Intercompany management expense (income)	89	(27)	(62)	—	—
	1,505	311	777	(740)	1,853
Operating income	599	359	179	—	1,137
Other income (expense):
Loss on investments	—	—	(2)	—	(2)
Gain on financial instruments	50	—	—	—	50
Interest expense	(230)	—	(1)	—	(231)
Interest income	—	—	2	—	2
Foreign currency (loss) gain	(3)	(2)	3	—	(2)
Intercompany interest (expense) income	(9)	53	(44)	—	—
	(192)	51	(42)	—	(183)
Income before income taxes	407	410	137	—	954
Income tax expense	(110)	(124)	(108)	—	(342)
Equity in earnings of subsidiaries, net of tax	263	70	—	(333)	—
Net income (loss)	560	356	29	(333)	612
Less net income attributable to the noncontrolling interest	—	—	(52)	—	(52)
Net income (loss) attributable to QVC, Inc. shareholder	$560	356	(23)	(333)	560

Condensed consolidated statements of operations

Year ended December 31, 2010
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$5,480	783	2,529	(979)	7,813
Cost of goods sold	3,478	121	1,663	(254)	5,008
Gross profit	2,002	662	866	(725)	2,805
Operating expenses:
Operating	185	202	314	—	701
Selling, general and administrative, including stock based compensation	887	1	286	(725)	449
Depreciation	37	5	86	—	128
Amortization of intangible assets	197	135	63	—	395
Intercompany management expense (income)	105	(33)	(72)	—	—
	1,411	310	677	(725)	1,673
Operating income	591	352	189	—	1,132
Other income (expense):
(Loss) gain on investments	(27)	—	132	—	105
Gain on financial instruments	40	—	—	—	40
Interest expense	(414)	—	(1)	—	(415)
Interest income	—	—	2	—	2
Foreign currency (loss) gain	(6)	(9)	7	—	(8)
Other expense	(22)	—	(1)	—	(23)
Intercompany interest (expense) income	(6)	51	(45)	—	—
	(435)	42	94	—	(299)
Income before income taxes	156	394	283	—	833
Income tax expense	(9)	(122)	(151)	—	(282)
Equity in earnings of subsidiaries, net of tax	357	78	—	(435)	—
Net income (loss)	504	350	132	(435)	551
Less net income attributable to the noncontrolling interest	—	—	(47)	—	(47)
Net income (loss) attributable to QVC, Inc. shareholder	$504	350	85	(435)	504

Guarantor Non-guarantor Subsidiary Financial Information, Comprehensive Income (Loss), Current Year

Condensed consolidated statements of comprehensive income (loss)

	Three months ended March 31, 2013
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$106	80	(9)	(71)	106
Foreign currency translation adjustments	(91)	—	(91)	91	(91)

Total comprehensive income (loss)	15	80	(100)	20	15
Comprehensive loss (income) attributable to noncontrolling interest	1	—	1	(1)	1

Comprehensive income (loss) attributable to QVC, Inc. shareholder	16	80	(99)	19	16

Consolidated statements of comprehensive income (loss)

December 31, 2012
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$624	383	24	(344)	687
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	—	—	(27)	—	(27)
Total comprehensive income (loss)	624	383	(3)	(344)	660
Comprehensive income attributable to noncontrolling interest	—	—	(44)	—	(44)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	624	383	(47)	(344)	616

Guarantor Non-guarantor Subsidiary Financial Information, Comprehensive Income (Loss), Prior Year

Condensed consolidated statements of comprehensive income (loss)

	Three months ended March 31, 2012
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$139	67	(2)	(65)	139
Foreign currency translation adjustments	13	—	13	(13)	13

Total comprehensive income (loss)	152	67	11	(78)	152
Comprehensive loss (income) attributable to noncontrolling interest	(4)	—	(4)	4	(4)

Comprehensive income (loss) attributable to QVC, Inc. shareholder	148	67	7	(74)	148

Consolidated statements of comprehensive income (loss)

December 31, 2011
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$560	356	29	(333)	612
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	—	—	(10)	—	(10)
Total comprehensive income (loss)	560	356	19	(333)	602
Comprehensive income attributable to noncontrolling interest	—	—	(57)	—	(57)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	560	356	(38)	(333)	545

Consolidated statements of comprehensive income (loss)

December 31, 2010
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$504	350	132	(435)	551
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	—	—	(39)	—	(39)
Cash flow hedging derivatives	46	—	—	—	46
Unrealized loss on investment	(77)	—	—	—	(77)
Total other comprehensive loss	(31)	—	(39)	—	(70)
Total comprehensive income (loss)	473	350	93	(435)	481
Comprehensive income attributable to noncontrolling interest	—	—	(62)	—	(62)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	473	350	31	(435)	419

Guarantor Non-guarantor Subsidiary Financial Information, Schedule of Cash Flows, Current Year
Condensed consolidated statements of cash flows

Three months ended March 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by (used in) operating activities	101	77	(3)	—	175
Investing activities:
Capital expenditures, net	(8)	—	(25)	—	(33)
Expenditures for cable and satellite television distribution rights	—	(24)	(1)	—	(25)
Changes in other noncurrent assets and liabilities	(3)	2	(3)	—	(4)
Intercompany investing activities	245	104	—	(349)	—
Net cash provided by (used in) investing activities	234	82	(29)	(349)	(62)
Financing activities:
Principal payments of debt and capital lease obligations	(1,167)	—	(1)	—	(1,168)
Principal borrowings of debt from senior secured credit facility	240	—	—	—	240
Proceeds from issuance of senior secured notes	1,050	—	—	—	1,050
Payment of debt origination fees	(14)	—	—	—	(14)
Payment of bond premium fees	(33)	—	—	—	(33)
Other financing activities	4	—	—	—	4
Dividends paid to Liberty, net	(244)	—	—	—	(244)
Dividends paid to noncontrolling interest	—	—	(25)	—	(25)
Net short-term intercompany debt (repayments) borrowings	(142)	96	46	—	—
Intercompany financing activities	(101)	(252)	4	349	—
Net cash (used in) provided by financing activities	(407)	(156)	24	349	(190)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(24)	—	(24)
Net (decrease) increase in cash and cash equivalents	(72)	3	(32)	—	(101)
Cash and cash equivalents, beginning of year	75	165	300	—	540
Cash and cash equivalents, end of year	3	168	268	—	439

Condensed consolidated statements of cash flows

Year ended December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	618	413	175	—	1,206
Investing activities:
Capital expenditures, net	(69)	(5)	(172)	—	(246)
Expenditures for cable and satellite television distribution rights	—	(1)	(1)	—	(2)
Cash paid for joint ventures and acquisitions of businesses, net of cash received	—	—	(95)	—	(95)
Decrease in restricted cash	2	—	—	—	2
Changes in other noncurrent assets and liabilities	(14)	(1)	12	—	(3)
Intercompany investing activities	346	217	—	(563)	—
Net cash provided by (used in) investing activities	265	210	(256)	(563)	(344)
Financing activities:
Principal payments of debt and capital lease obligations	(1,237)	—	(9)	—	(1,246)
Principal borrowings of debt	1,717	—	—	—	1,717
Proceeds from issuance of senior secured notes	500	—	—	—	500
Payment of debt origination fees	(7)	—	—	—	(7)
Other financing activities	20	—	—	—	20
Dividends paid to Liberty, net	(1,817)	—	—	—	(1,817)
Dividends paid to noncontrolling interest	—	—	(29)	—	(29)
Net short-term intercompany debt borrowings (repayments)	74	(104)	30	—	—
Intercompany financing activities	(61)	(577)	75	563	—
Net cash (used in) provided by financing activities	(811)	(681)	67	563	(862)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(20)	—	(20)
Net increase (decrease) in cash and cash equivalents	72	(58)	(34)	—	(20)
Cash and cash equivalents, beginning of year	3	223	334	—	560
Cash and cash equivalents, end of year	75	165	300	—	540

Guarantor Non-guarantor Subsidiary Financial Information, Schedule of Cash Flows, Prior Year
Condensed consolidated statements of cash flows

Three months ended March 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	264	83	54	—	401
Investing activities:
Capital expenditures, net	(7)	(1)	(37)	—	(45)
Expenditures for cable and satellite television distribution rights	—	(1)	(1)	—	(2)
Cash paid for acquisitions of businesses, net of cash received	—	—	(16)	—	(16)
Changes in other noncurrent assets and liabilities	2	(1)	(1)	—	—
Intercompany investing activities	135	121	—	(256)	—
Net cash provided by (used in) investing activities	130	118	(55)	(256)	(63)
Financing activities:
Principal payments of debt and capital lease obligations	(315)	—	(4)	—	(319)
Principal borrowings of debt from senior secured credit facility	275	—	—	—	275
Dividends paid to Liberty, net	(238)	—	—	—	(238)
Dividends paid to noncontrolling interest	—	—	(29)	—	(29)
Net short-term intercompany debt (repayments) borrowings	(89)	28	61	—	—
Intercompany financing activities	—	(235)	(21)	256	—
Net cash (used in) provided by financing activities	(367)	(207)	7	256	(311)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(9)	—	(9)
Net increase (decrease) in cash and cash equivalents	27	(6)	(3)	—	18
Cash and cash equivalents, beginning of year	3	223	334	—	560
Cash and cash equivalents, end of year	30	217	331	—	578

Condensed consolidated statements of cash flows

Year ended December 31, 2011
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	328	380	110	—	818
Investing activities:
Capital expenditures, net	(87)	(8)	(164)	—	(259)
Expenditures for cable and satellite television distribution rights	—	(2)	—	—	(2)
Decrease in restricted cash	1	—	—	—	1
Changes in other noncurrent assets and liabilities	12	—	(8)	—	4
Intercompany investing activities	382	190	—	(572)	—
Net cash provided by (used in) investing activities	308	180	(172)	(572)	(256)
Financing activities:
Principal payments of debt and capital lease obligations	(825)	—	(12)	—	(837)
Principal borrowings of debt	465	—	—	—	465
Dividends paid to Liberty, net	(205)	—	—	—	(205)
Dividends paid to noncontrolling interest	—	—	(50)	—	(50)
Net short-term intercompany debt (repayments) borrowings	(83)	93	(10)	—	—
Intercompany financing activities	(29)	(590)	47	572	—
Net cash (used in) provided by financing activities	(677)	(497)	(25)	572	(627)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	4	—	4
Net (decrease) increase in cash and cash equivalents	(41)	63	(83)	—	(61)
Cash and cash equivalents, beginning of year	44	160	417	—	621
Cash and cash equivalents, end of year	3	223	334	—	560
Condensed consolidated statements of cash flows

Year ended December 31, 2010
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	773	371	60	—	1,204
Investing activities:
Capital expenditures, net	(25)	(1)	(194)	—	(220)
Expenditures for cable and satellite television distribution rights	—	(2)	(2)	—	(4)
Proceeds from joint ventures and equity investees	—	—	220	—	220
Decrease in restricted cash	2	—	—	—	2
Changes in other noncurrent assets and liabilities	1	—	(8)	—	(7)
Intercompany investing activities	380	324	—	(704)	—
Net cash provided by (used in) investing activities	358	321	16	(704)	(9)
Financing activities:
Principal payments of debt and capital lease obligations	(4,131)	—	(11)	—	(4,142)
Principal borrowings of debt	1,905	—	—	—	1,905
Proceeds from issuance of senior secured notes	1,000	—	—	—	1,000
Payment of debt origination fees	(27)	—	—	—	(27)
Dividends paid to Liberty, net	(9)	—	—	—	(9)
Dividends paid to noncontrolling interest	—	—	(63)	—	(63)
Net short-term intercompany debt borrowings (repayments)	97	14	(111)	—	—
Intercompany financing activities	—	(739)	35	704	—
Net cash (used in) provided by financing activities	(1,165)	(725)	(150)	704	(1,336)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	14	—	14
Net decrease in cash and cash equivalents	(34)	(33)	(60)	—	(127)
Cash and cash equivalents, beginning of year	78	193	477	—	748
Cash and cash equivalents, end of year	44	160	417	—	621

Basis of Presentation (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended				12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Live Programming - U.S.	Dec. 31, 2012 Live Programming - U.S.	Mar. 31, 2013 Live Programming - Japan	Dec. 31, 2012 Live Programming - Japan	Mar. 31, 2013 Distribution - Germany	Mar. 31, 2013 Live Programming - Germany	Dec. 31, 2012 Live Programming - Germany	Mar. 31, 2013 Distribution - U.K.	Dec. 31, 2012 Distribution - U.K.	Mar. 31, 2013 Live Programming - U.K.	Dec. 31, 2012 Live Programming - U.K.	Mar. 31, 2013 Live Programming - Italy	Dec. 31, 2012 Live Programming - Italy	Mar. 31, 2013 Recorded Programming - Italy	Dec. 31, 2012 Recorded Programming - Italy	Mar. 31, 2013 Live Programming - CNRS	Mar. 31, 2013 Recorded Programming - CNRS	Mar. 31, 2013 CNR Home Shopping Co., Ltd.	Jul. 04, 2012 CNR Home Shopping Co., Ltd.	Dec. 31, 2012 CNR Home Shopping Co., Ltd. Live Programming - CNRS	Dec. 31, 2012 CNR Home Shopping Co., Ltd. Recorded Programming - CNRS	Mar. 31, 2013 QVC-Japan	Dec. 31, 2012 QVC-Japan	Mar. 31, 2013 HSN, Inc.	Dec. 31, 2012 HSN, Inc.
General business information
Hours of distribution per day						24 hours	24 hours	24 hours	24 hours	24 hours	23 hours	24 hours	24 hours	24 hours	17 hours	17 hours	17 hours	17 hours	7 hours	7 hours	12 hours	12 hours			12 hours	12 hours
Days per year of programming						364 days	364 days
Equity method investment, ownership percentage																							49.00%	49.00%
Investment owned, percent of net assets																											60.00%	60.00%
Noncontrolling interest, ownership percentage by noncontrolling owners																											40.00%	40.00%
Dividend paid to noncontrolling interest	$ 25	$ 29	$ 29	$ 50	$ 63
Parent ownership in equity investment																													37.00%	37.00%

Cable and Satellite Television Distribution Rights, Net (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-lived and Indefinite-lived Intangible Assets by Major Class [Line Items]
Cable and satellite television distribution rights	$ 5,480		$ 5,503	$ 5,388
Less accumulated amortization	2,019		1,994	1,764
Amortization of intangible assets	104	96	400	439	395
Cable and satellite television distribution rights
Finite-lived and Indefinite-lived Intangible Assets by Major Class [Line Items]
Cable and satellite television distribution rights	2,276		2,304	2,284
Less accumulated amortization	(1,554)		(1,540)	(1,379)
Cable and satellite television distribution rights, net	722		764	905
Amortization of intangible assets	$ 42	$ 41	$ 163	$ 167	$ 169

Cable and Satellite Television Distribution Rights, Net (Future Amortization Expense) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2014	$ 261	$ 260
2015	237	230
2016	185	181
2017	120	119
Cable and satellite television distribution rights
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remainder of 2013	130
2014	168	162
2015	162	159
2016	161	158
2017	$ 111	$ 107

Goodwill (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Roll Forward]
Balance at beginning of the period	$ 5,234	$ 5,239	$ 5,247
Exchange rate fluctuations	(55)
Balance at the end of the period	5,179	5,239	5,247
QVC-U.S.
Goodwill [Roll Forward]
Balance at beginning of the period	4,190	4,169
Exchange rate fluctuations	0
Balance at the end of the period	4,190	4,169
QVC-U.K.
Goodwill [Roll Forward]
Balance at beginning of the period	212	203
Exchange rate fluctuations	(14)
Balance at the end of the period	198	203
QVC-Germany
Goodwill [Roll Forward]
Balance at beginning of the period	334	328
Exchange rate fluctuations	(9)
Balance at the end of the period	325	328
QVC-Japan
Goodwill [Roll Forward]
Balance at beginning of the period	349	393
Exchange rate fluctuations	(28)
Balance at the end of the period	321	393
QVC-Italy
Goodwill [Roll Forward]
Balance at beginning of the period	149	146
Exchange rate fluctuations	(4)
Balance at the end of the period	$ 145	$ 146

Other Intangible Assets, Net (Other Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross cost
Purchased and internally developed software	$ 554		$ 575	$ 473
Affiliate and customer relationships	2,435		2,445	2,440
Debt origination fees	62		54	47
Trademarks (indefinite life)	2,429		2,429	2,428
Other intangible assets (excluding goodwill), gross	5,480		5,503	5,388
Accumulated amortization
Purchased and internally developed software	(340)		(352)	(307)
Affiliate and customer relationships	(1,661)		(1,624)	(1,446)
Debt origination fees	(18)		(18)	(11)
Other intangible assets (excluding goodwill), accumulated amortization	(2,019)		(1,994)	(1,764)
Amortization of other intangible assets	$ 62	$ 55	$ 237	$ 272	$ 226

Other Intangible Assets, Net (Future Amortization Expense) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remainder of 2013	$ 205	$ 272
2014	261	260
2015	237	230
2016	185	181
2017	$ 120	$ 119

Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities [Abstract]
Accounts payable non-trade	$ 195	$ 264	$ 257
Accrued compensation and benefits	93	100	95
Income taxes	95	154	74
Allowance for sales returns	69	92	85
Deferred revenue	67	85	88
Accrued interest	67	50	36
Liability for consigned goods sold	57	56	69
Sales and other taxes	40	62	41
Other	71	92	72
Accrued liabilities	$ 754	$ 955	$ 817

Long-Term Debt and Interest Rate Swap Arrangements (Debt) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 7.125% Senior Secured Notes due 2017	Dec. 31, 2012 7.125% Senior Secured Notes due 2017	Dec. 31, 2011 7.125% Senior Secured Notes due 2017	Mar. 23, 2010 7.125% Senior Secured Notes due 2017	Mar. 31, 2013 7.5% Senior Secured Notes due 2019, net of original issue discount	Dec. 31, 2012 7.5% Senior Secured Notes due 2019, net of original issue discount	Dec. 31, 2011 7.5% Senior Secured Notes due 2019, net of original issue discount	Sep. 25, 2009 7.5% Senior Secured Notes due 2019, net of original issue discount	Mar. 31, 2013 7.375% Senior Secured Notes due 2020	Dec. 31, 2012 7.375% Senior Secured Notes due 2020	Dec. 31, 2011 7.375% Senior Secured Notes due 2020	Mar. 23, 2010 7.375% Senior Secured Notes due 2020	Mar. 31, 2013 5.125% Senior Secured Notes due 2022	Dec. 31, 2012 5.125% Senior Secured Notes due 2022	Jul. 02, 2012 5.125% Senior Secured Notes due 2022	Mar. 31, 2013 4.375% Senior Secured Notes due 2023, net of original issue discount	Dec. 31, 2012 4.375% Senior Secured Notes due 2023, net of original issue discount	Mar. 31, 2013 5.95% Senior Secured Notes due 2043, net of original issue discount	Dec. 31, 2012 5.95% Senior Secured Notes due 2043, net of original issue discount	Mar. 31, 2013 Senior secured credit facility	Dec. 31, 2012 Senior secured credit facility	Dec. 31, 2011 Senior secured credit facility	Mar. 31, 2013 Capital lease obligations	Dec. 31, 2012 Capital lease obligations	Dec. 31, 2011 Capital lease obligations
Debt Instrument [Line Items]
Debt and capital lease obligations	$ 3,596	$ 3,477	$ 2,490	$ 376	$ 500	$ 500	$ 500	$ 760	$ 988	$ 986	$ 1,000	$ 500	$ 500	$ 500	$ 500	$ 500	$ 500	$ 500	$ 750	$ 0	$ 300	$ 0	$ 328	$ 903	$ 434	$ 82	$ 86	$ 70
Current portion of debt and capital lease obligations	(11)	(12)	(10)
Long-term portion of debt and capital lease obligations	$ 3,585	$ 3,465	$ 2,480

Long-Term Debt and Interest Rate Swap Arrangements (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended				3 Months Ended				3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 02, 2010	Mar. 31, 2013 7.125% Senior Secured Notes due 2017	Dec. 31, 2012 7.125% Senior Secured Notes due 2017	Dec. 31, 2011 7.125% Senior Secured Notes due 2017	Mar. 23, 2010 7.125% Senior Secured Notes due 2017	Mar. 31, 2013 7.5% Senior Secured Notes due 2019, net of original issue discount	Dec. 31, 2012 7.5% Senior Secured Notes due 2019, net of original issue discount	Dec. 31, 2011 7.5% Senior Secured Notes due 2019, net of original issue discount	Sep. 25, 2009 7.5% Senior Secured Notes due 2019, net of original issue discount	Mar. 31, 2013 7.375% Senior Secured Notes due 2020	Dec. 31, 2012 7.375% Senior Secured Notes due 2020	Dec. 31, 2011 7.375% Senior Secured Notes due 2020	Mar. 23, 2010 7.375% Senior Secured Notes due 2020	Mar. 31, 2013 5.125% Senior Secured Notes due 2022	Dec. 31, 2012 5.125% Senior Secured Notes due 2022	Jul. 02, 2012 5.125% Senior Secured Notes due 2022	Mar. 31, 2013 4.375% Senior Secured Notes due 2023, net of original issue discount	Dec. 31, 2012 4.375% Senior Secured Notes due 2023, net of original issue discount	Mar. 31, 2013 5.95% Senior Secured Notes due 2043, net of original issue discount	Dec. 31, 2012 5.95% Senior Secured Notes due 2043, net of original issue discount
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity	$ 2,000,000,000					$ 2,000,000,000
Line of credit facility standby letter of credit	250,000,000					250,000,000
Line of credit facility, uncommitted loan	1,000,000,000
Debt instrument lower range of basis spread on variable rate	0.25%					0.50%
Debt instrument higher range of basis spread on variable rate	2.00%					3.00%
Line of credit facility remaining borrowing capacity	1,700,000,000		1,100,000,000
Line of credit facility interest rate at period end	1.70%
Principal amount of tender offer							500,000,000				250,000,000
Debt instrument interest rate stated percentage							7.13%			7.13%	7.50%			7.50%	7.38%			7.38%	5.13%		5.13%	4.38%		5.95%
Repurchase price of individual bonds including premium							1,039.4				1,120
Face value of individual bonds repurchased							1,000				1,000
Extinguishment of debt amount							124,000,000				231,000,000
Extinguishment of debt, subsequent event							376,000,000
Debt and capital lease obligations	3,596,000,000		3,477,000,000	2,490,000,000			376,000,000	500,000,000	500,000,000	500,000,000	760,000,000	988,000,000	986,000,000	1,000,000,000	500,000,000	500,000,000	500,000,000	500,000,000	500,000,000	500,000,000	500,000,000	750,000,000	0	300,000,000	0
Debt issuance price percentage														98.28%								99.97%		99.97%
Loss on extinguishment of debt	(41,000,000)	0			22,000,000
Notional amount of interest rate derivative instruments not designated as hedging instruments			3,100,000,000
Gain on financial instruments	12,000,000	11,000,000	48,000,000	50,000,000	40,000,000
Interest rate derivatives at fair value net			12,000,000	59,000,000
Interest rate derivative liabilities at fair value			13,000,000	61,000,000
Interest rate derivative assets at fair value			$ 1,000,000	$ 2,000,000
Debt weighted average interest rate	5.80%		7.00%

Leases and Transponder Service Agreements (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capital transponders
Remainder of 2013	$ 11		$ 14
2014	11		12
2015	11		11
2016	10		10
2017	10		10
Thereafter	38		38
Total	91		95
Operating leases
Remainder of 2013	16		21
2014	15		14
2015	12		12
2016	8		9
2017	7		8
Thereafter	96		96
Total	154		160
Capital transponder monthly lease expense	1		1
Capital leases income statement amortization expense	4	4	11	14	13
Imputed interest on capital lease	9		9
Operating leases rent expense net	$ 8	$ 7	$ 31	$ 24	$ 22

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Line Items]
Income tax expense	$ (62)	$ (82)	$ (394)	$ (342)	$ (282)
Effective income tax rate	36.90%	37.10%	36.40%	35.80%	33.90%
United States Federal Statutory Tax Rate	35.00%		35.00%	35.00%	35.00%
Liberty
Income Tax Disclosure [Line Items]
Current tax payments due to related parties	$ 56		$ 70	$ 21

Assets and Liabilities Measured at Fair Value (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Interest rate swap arrangements (note 9)		$ 1	$ 2
Current liabilities:
Interest rate swap arrangements (note 9)		13	61
Recurring
Current assets:
Cash equivalents	314	424	493
Interest rate swap arrangements (note 9)		1	2
Current liabilities:
Interest rate swap arrangements (note 9)		13	61
Long-term liabilities
Debt (note 6)	3,703	3,626	2,636
Recurring | Level 1
Current assets:
Cash equivalents	314	424	493
Recurring | Level 2
Current assets:
Interest rate swap arrangements (note 9)		1	2
Current liabilities:
Interest rate swap arrangements (note 9)		13	61
Long-term liabilities
Debt (note 6)	$ 3,703	$ 3,626	$ 2,636

Information about QVC's Operating Segments (Revenue and Adjusted OIBDA by Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net revenue	$ 1,974	$ 1,932	$ 8,516	$ 8,268	$ 7,813
Adjusted OIBDA	404	390	1,828	1,733	1,673
QVC-U.S.
Segment Reporting Information [Line Items]
Net revenue	1,297	1,240	5,585	5,412	5,241
Adjusted OIBDA	291	270	1,292	1,225	1,191
QVC-Japan
Segment Reporting Information [Line Items]
Net revenue	256	289	1,247	1,127	1,015
Adjusted OIBDA	54	63	279	241	224
QVC-Germany
Segment Reporting Information [Line Items]
Net revenue	250	247	956	1,068	956
Adjusted OIBDA	43	46	179	199	181
QVC-U.K.
Segment Reporting Information [Line Items]
Net revenue	140	140	641	626	599
Adjusted OIBDA	19	20	104	111	109
QVC-Italy
Segment Reporting Information [Line Items]
Net revenue	31	16	87	35	2
Adjusted OIBDA	$ (3)	$ (9)	$ (26)	$ (43)	$ (32)

Information about QVC's Operating Segments (Depreciation/Amortization by Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Depreciation	$ 30	$ 31	$ 126	$ 135	$ 128
Amortization of intangible assets	104	96	400	439	395
QVC-U.S.
Segment Reporting Information [Line Items]
Depreciation	13	13	51	52	55
Amortization of intangible assets	88	80	338	376	334
QVC-Japan
Segment Reporting Information [Line Items]
Depreciation	3	4	16	29	24
Amortization of intangible assets	2	3	10	12	14
QVC-Germany
Segment Reporting Information [Line Items]
Depreciation	8	9	31	33	32
Amortization of intangible assets	9	8	33	36	36
QVC-U.K.
Segment Reporting Information [Line Items]
Depreciation	4	3	21	13	14
Amortization of intangible assets	3	3	12	11	11
QVC-Italy
Segment Reporting Information [Line Items]
Depreciation	2	2	7	8	3
Amortization of intangible assets	$ 2	$ 2	$ 7	$ 4

Information about QVC's Operating Segments (Total Assets and CAPEX by Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Assets	$ 12,898		$ 13,438	$ 13,570
Net capital expenditures	33	45	246	259	220
QVC-U.S.
Segment Reporting Information [Line Items]
Assets	10,216		10,541	10,682
Net capital expenditures	14		88	101
QVC-Japan
Segment Reporting Information [Line Items]
Assets	819		969	959
Net capital expenditures	11		105	63
QVC-Germany
Segment Reporting Information [Line Items]
Assets	1,043		1,064	1,112
Net capital expenditures	5		25	35
QVC-U.K.
Segment Reporting Information [Line Items]
Assets	581		619	577
Net capital expenditures	2		22	53
QVC-Italy
Segment Reporting Information [Line Items]
Assets	239		245	240
Net capital expenditures	$ 1		$ 6	$ 7

Information about QVC's Operating Segments (Long-lived Assets by Segment) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property, plant and equipment, net of accumulated depreciation	$ 1,084	$ 1,131	$ 1,084
QVC-U.S.
Segment Reporting Information [Line Items]
Property, plant and equipment, net of accumulated depreciation	422	429	432
QVC-Japan
Segment Reporting Information [Line Items]
Property, plant and equipment, net of accumulated depreciation	264	280	224
QVC-Germany
Segment Reporting Information [Line Items]
Property, plant and equipment, net of accumulated depreciation	235	247	233
QVC-U.K.
Segment Reporting Information [Line Items]
Property, plant and equipment, net of accumulated depreciation	119	128	143
QVC-Italy
Segment Reporting Information [Line Items]
Property, plant and equipment, net of accumulated depreciation	$ 44	$ 47	$ 52

Information about QVC's Operating Segments (Reconciliation of Adjusted OIBDA to Income before Income Taxes) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting [Abstract]
Adjusted OIBDA	$ 404,000,000	$ 390,000,000	$ 1,828,000,000	$ 1,733,000,000	$ 1,673,000,000
Stock-based compensation	(10,000,000)	(5,000,000)	(34,000,000)	(22,000,000)	(18,000,000)
Depreciation and amortization	(134,000,000)	(127,000,000)	(526,000,000)	(574,000,000)	(523,000,000)
Equity in earnings of investee	1,000,000	0	(4,000,000)	(2,000,000)	105,000,000
Gain on financial instruments	12,000,000	11,000,000	48,000,000	50,000,000	40,000,000
Interest expense	(63,000,000)	(55,000,000)	(235,000,000)	(231,000,000)	(415,000,000)
Interest income	0	1,000,000	2,000,000	2,000,000	2,000,000
Foreign currency (loss) gain	(1,000,000)	6,000,000	2,000,000	(2,000,000)	(8,000,000)
Loss on extinguishment of debt	(41,000,000)	0			22,000,000
Income before income taxes	$ 168,000,000	$ 221,000,000	$ 1,081,000,000	$ 954,000,000	$ 833,000,000

Other Comprehensive Income (Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	$ 186	$ 194
Other comprehensive income attributable to QVC, Inc. shareholder	(78)	23
Ending balance	$ 108	$ 217

Other Comprehensive Income (Component of Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency transaction and translation gain (loss) before tax	$ (116)	$ 17
Tax (expense) benefit from foreign currency translation gain (loss)	25	(4)
Foreign currency translation adjustments, net-of-tax	$ (91)	$ 13	$ (27)	$ (10)	$ (39)

Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Liberty
Subsequent Event [Line Items]
Subsequent event dividend to parent	$ 50	$ 183
7.125% Senior Secured Notes due 2017
Subsequent Event [Line Items]
Extinguishment of debt, subsequent event	$ 376

Guarantor/Non-Guarantor Subsidiary Financial Information (Narrative) (Details)	Mar. 31, 2013	Dec. 31, 2012
Guarantor Non-guarantor Subsidiary Financial Information [Abstract]
Subsidiary Guarantors, Ownership Percentage	100.00%	100.00%

Guarantor/Non-Guarantor Subsidiary Financial Information (Statement of Financial Position) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 439	$ 540	$ 578	$ 560	$ 621	$ 748
Restricted cash	15	15		15
Accounts receivable, net	775	1,055		1,020
Inventories	935	909		906
Deferred income taxes	155	151		138
Prepaid expenses	50	53		54
Total current assets	2,369	2,723		2,693
Noncurrent assets:
Property, plant and equipment, net of accumulated depreciation	1,084	1,131		1,084
Cable and satellite television distribution rights, net	722	764		905
Goodwill	5,179	5,234		5,239	5,247
Other intangible assets, net	3,461	3,509		3,624
Other noncurrent assets	83	77		25
Investments in subsidiaries	0	0
Total assets	12,898	13,438		13,570
Current liabilities:
Current portion of debt and capital lease obligations	11	12		10
Accounts payable-trade	422	566		491
Accrued liabilities	754	955		817
Intercompany accounts (receivable) payable	0	0
Total current liabilities	1,187	1,533		1,318
Noncurrent liabilities:
Long-term portion of debt and capital lease obligations	3,585	3,465		2,480
Deferred compensation	11	12		11
Deferred income taxes	1,367	1,410		1,534
Other long-term liabilities	158	184		208
Total liabilities	6,308	6,604		5,551
QVC, Inc. shareholder's equity:
QVC, Inc. shareholder's equity	6,472	6,690		7,890
Noncontrolling interest	118	144		129
Total equity	6,590	6,834		8,019	7,654	7,228
Total liabilities and equity	12,898	13,438		13,570
Parent company
Current assets:
Cash and cash equivalents	3	75	30	3	44	78
Restricted cash	13	13		15
Accounts receivable, net	532	747		721
Inventories	699	691		693
Deferred income taxes	135	131		116
Prepaid expenses	22	19		27
Total current assets	1,404	1,676		1,575
Noncurrent assets:
Property, plant and equipment, net of accumulated depreciation	243	247		247
Cable and satellite television distribution rights, net	0	0
Goodwill	4,169	4,169		4,169
Other intangible assets, net	1,245	1,280		1,443
Other noncurrent assets	16	14		13
Investments in subsidiaries	3,599	3,789		3,884
Total assets	10,676	11,175		11,331
Current liabilities:
Current portion of debt and capital lease obligations	2	2		2
Accounts payable-trade	210	324		257
Accrued liabilities	264	402		348
Intercompany accounts (receivable) payable	(368)	(226)		(300)
Total current liabilities	108	502		307
Noncurrent liabilities:
Long-term portion of debt and capital lease obligations	3,527	3,404		2,435
Deferred compensation	10	11		11
Deferred income taxes	423	431		489
Other long-term liabilities	136	137		199
Total liabilities	4,204	4,485		3,441
QVC, Inc. shareholder's equity:
QVC, Inc. shareholder's equity	6,472	6,690		7,890
Noncontrolling interest	0	0
Total equity	6,472	6,690		7,890
Total liabilities and equity	10,676	11,175		11,331
Guarantor subsidiaries
Current assets:
Cash and cash equivalents	168	165	217	223	160	193
Restricted cash	0	0
Accounts receivable, net	0	0
Inventories	0	0
Deferred income taxes	0	0
Prepaid expenses	0	0
Total current assets	168	165		223
Noncurrent assets:
Property, plant and equipment, net of accumulated depreciation	66	67		66
Cable and satellite television distribution rights, net	589	618		724
Goodwill	0	0
Other intangible assets, net	2,049	2,049		2,049
Other noncurrent assets	0	0
Investments in subsidiaries	1,750	1,838		1,168
Total assets	4,622	4,737		4,230
Current liabilities:
Current portion of debt and capital lease obligations	0	0
Accounts payable-trade	0	0
Accrued liabilities	95	106		69
Intercompany accounts (receivable) payable	(315)	(411)		(307)
Total current liabilities	(220)	(305)		(238)
Noncurrent liabilities:
Long-term portion of debt and capital lease obligations	0	0
Deferred compensation	0	0
Deferred income taxes	952	964		1,002
Other long-term liabilities	0	17		1
Total liabilities	732	676		765
QVC, Inc. shareholder's equity:
QVC, Inc. shareholder's equity	3,890	4,061		3,465
Noncontrolling interest	0	0
Total equity	3,890	4,061		3,465
Total liabilities and equity	4,622	4,737		4,230
Non-guarantor subsidiaries
Current assets:
Cash and cash equivalents	268	300	331	334	417	477
Restricted cash	2	2
Accounts receivable, net	243	308		299
Inventories	236	218		213
Deferred income taxes	20	20		22
Prepaid expenses	28	34		27
Total current assets	797	882		895
Noncurrent assets:
Property, plant and equipment, net of accumulated depreciation	775	817		771
Cable and satellite television distribution rights, net	133	146		181
Goodwill	1,010	1,065		1,070
Other intangible assets, net	167	180		132
Other noncurrent assets	67	63		12
Investments in subsidiaries	0	0
Total assets	2,949	3,153		3,061
Current liabilities:
Current portion of debt and capital lease obligations	9	10		8
Accounts payable-trade	212	242		234
Accrued liabilities	395	447		400
Intercompany accounts (receivable) payable	683	637		607
Total current liabilities	1,299	1,336		1,249
Noncurrent liabilities:
Long-term portion of debt and capital lease obligations	58	61		45
Deferred compensation	1	1
Deferred income taxes	(8)	15		43
Other long-term liabilities	22	30		8
Total liabilities	1,372	1,443		1,345
QVC, Inc. shareholder's equity:
QVC, Inc. shareholder's equity	1,459	1,566		1,587
Noncontrolling interest	118	144		129
Total equity	1,577	1,710		1,716
Total liabilities and equity	2,949	3,153		3,061
Eliminations
Current assets:
Cash and cash equivalents	0	0	0	0
Restricted cash	0	0
Accounts receivable, net	0	0
Inventories	0	0
Deferred income taxes	0	0
Prepaid expenses	0	0
Total current assets	0	0
Noncurrent assets:
Property, plant and equipment, net of accumulated depreciation	0	0
Cable and satellite television distribution rights, net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Other noncurrent assets	0	0
Investments in subsidiaries	(5,349)	(5,627)		(5,052)
Total assets	(5,349)	(5,627)		(5,052)
Current liabilities:
Current portion of debt and capital lease obligations	0	0
Accounts payable-trade	0	0
Accrued liabilities	0	0
Intercompany accounts (receivable) payable	0	0
Total current liabilities	0	0
Noncurrent liabilities:
Long-term portion of debt and capital lease obligations	0	0
Deferred compensation	0	0
Deferred income taxes	0	0
Other long-term liabilities	0	0
Total liabilities	0	0
QVC, Inc. shareholder's equity:
QVC, Inc. shareholder's equity	(5,349)	(5,627)		(5,052)
Noncontrolling interest	0	0
Total equity	(5,349)	(5,627)		(5,052)
Total liabilities and equity	$ (5,349)	$ (5,627)		$ (5,052)

Guarantor/Non-Guarantor Subsidiary Financial Information (Statement of Operations) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net revenue	$ 1,974,000,000	$ 1,932,000,000	$ 8,516,000,000	$ 8,268,000,000	$ 7,813,000,000
Cost of goods sold	1,252,000,000	1,230,000,000	5,419,000,000	5,278,000,000	5,008,000,000
Gross profit	722,000,000	702,000,000	3,097,000,000	2,990,000,000	2,805,000,000
Operating expenses:
Operating	173,000,000	175,000,000	715,000,000	744,000,000	701,000,000
Selling, general and administrative, including stock-based compensation	155,000,000	142,000,000	588,000,000	535,000,000	449,000,000
Depreciation	30,000,000	31,000,000	126,000,000	135,000,000	128,000,000
Amortization of intangible assets	104,000,000	96,000,000	400,000,000	439,000,000	395,000,000
Intercompany management expense (income)	0	0
Operating expenses	462,000,000	444,000,000	1,829,000,000	1,853,000,000	1,673,000,000
Operating income	260,000,000	258,000,000	1,268,000,000	1,137,000,000	1,132,000,000
Other income (expense):
Equity in earnings of investee	1,000,000	0	(4,000,000)	(2,000,000)	105,000,000
Gain on financial instruments	12,000,000	11,000,000	48,000,000	50,000,000	40,000,000
Interest expense	(63,000,000)	(55,000,000)	(235,000,000)	(231,000,000)	(415,000,000)
Interest income	0	1,000,000	2,000,000	2,000,000	2,000,000
Foreign currency (loss) gain	(1,000,000)	6,000,000	2,000,000	(2,000,000)	(8,000,000)
Loss on extinguishment of debt	(41,000,000)	0			22,000,000
Intercompany interest (expense) income	0	0
Nonoperating income (expense)	(92,000,000)	(37,000,000)	(187,000,000)	(183,000,000)	(299,000,000)
Income before income taxes	168,000,000	221,000,000	1,081,000,000	954,000,000	833,000,000
Income tax expense	(62,000,000)	(82,000,000)	(394,000,000)	(342,000,000)	(282,000,000)
Equity in earnings of subsidiaries, net of tax	0	0
Net income	106,000,000	139,000,000	687,000,000	612,000,000	551,000,000
Less net income attributable to the noncontrolling interest	(12,000,000)	(14,000,000)	(63,000,000)	(52,000,000)	(47,000,000)
Net income (loss) attributable to QVC, Inc. shareholder	94,000,000	125,000,000	624,000,000	560,000,000	504,000,000
Parent company
Condensed Financial Statements, Captions [Line Items]
Net revenue	1,368,000,000	1,310,000,000	5,884,000,000	5,684,000,000	5,480,000,000
Cost of goods sold	854,000,000	822,000,000	3,713,000,000	3,580,000,000	3,478,000,000
Gross profit	514,000,000	488,000,000	2,171,000,000	2,104,000,000	2,002,000,000
Operating expenses:
Operating	45,000,000	42,000,000	173,000,000	191,000,000	185,000,000
Selling, general and administrative, including stock-based compensation	235,000,000	224,000,000	1,002,000,000	947,000,000	887,000,000
Depreciation	10,000,000	9,000,000	35,000,000	36,000,000	37,000,000
Amortization of intangible assets	51,000,000	48,000,000	204,000,000	242,000,000	197,000,000
Intercompany management expense (income)	17,000,000	(4,000,000)	60,000,000	89,000,000	105,000,000
Operating expenses	358,000,000	319,000,000	1,474,000,000	1,505,000,000	1,411,000,000
Operating income	156,000,000	169,000,000	697,000,000	599,000,000	591,000,000
Other income (expense):
Equity in earnings of investee	0				(27,000,000)
Gain on financial instruments	12,000,000	11,000,000	48,000,000	50,000,000	40,000,000
Interest expense	(62,000,000)	(55,000,000)	(233,000,000)	(230,000,000)	(414,000,000)
Interest income		0
Foreign currency (loss) gain	(1,000,000)	(2,000,000)	(10,000,000)	(3,000,000)	(6,000,000)
Loss on extinguishment of debt	(41,000,000)
Intercompany interest (expense) income	(3,000,000)	(3,000,000)	(13,000,000)	(9,000,000)	(6,000,000)
Nonoperating income (expense)	(95,000,000)	(49,000,000)	(208,000,000)	(192,000,000)	(435,000,000)
Income before income taxes	61,000,000	120,000,000	489,000,000	407,000,000	156,000,000
Income tax expense	(10,000,000)	(34,000,000)	(116,000,000)	(110,000,000)	(9,000,000)
Equity in earnings of subsidiaries, net of tax	55,000,000	53,000,000	251,000,000	263,000,000	357,000,000
Net income	106,000,000	139,000,000	624,000,000	560,000,000	504,000,000
Less net income attributable to the noncontrolling interest	(12,000,000)	(14,000,000)
Net income (loss) attributable to QVC, Inc. shareholder	94,000,000	125,000,000	624,000,000	560,000,000	504,000,000
Guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net revenue	183,000,000	172,000,000	819,000,000	790,000,000	783,000,000
Cost of goods sold	25,000,000	28,000,000	116,000,000	120,000,000	121,000,000
Gross profit	158,000,000	144,000,000	703,000,000	670,000,000	662,000,000
Operating expenses:
Operating	46,000,000	44,000,000	206,000,000	201,000,000	202,000,000
Selling, general and administrative, including stock-based compensation	0	1,000,000	1,000,000		1,000,000
Depreciation	1,000,000	1,000,000	4,000,000	4,000,000	5,000,000
Amortization of intangible assets	34,000,000	32,000,000	130,000,000	133,000,000	135,000,000
Intercompany management expense (income)	(4,000,000)	3,000,000	(14,000,000)	(27,000,000)	(33,000,000)
Operating expenses	77,000,000	81,000,000	327,000,000	311,000,000	310,000,000
Operating income	81,000,000	63,000,000	376,000,000	359,000,000	352,000,000
Other income (expense):
Equity in earnings of investee	0
Gain on financial instruments	0	0
Interest expense	0	0
Interest income		0
Foreign currency (loss) gain	(1,000,000)	4,000,000	4,000,000	(2,000,000)	(9,000,000)
Loss on extinguishment of debt	0
Intercompany interest (expense) income	12,000,000	13,000,000	51,000,000	53,000,000	51,000,000
Nonoperating income (expense)	11,000,000	17,000,000	55,000,000	51,000,000	42,000,000
Income before income taxes	92,000,000	80,000,000	431,000,000	410,000,000	394,000,000
Income tax expense	(28,000,000)	(25,000,000)	(141,000,000)	(124,000,000)	(122,000,000)
Equity in earnings of subsidiaries, net of tax	16,000,000	12,000,000	93,000,000	70,000,000	78,000,000
Net income	80,000,000	67,000,000	383,000,000	356,000,000	350,000,000
Less net income attributable to the noncontrolling interest	0	0
Net income (loss) attributable to QVC, Inc. shareholder	80,000,000	67,000,000	383,000,000	356,000,000	350,000,000
Non-guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net revenue	654,000,000	672,000,000	2,847,000,000	2,789,000,000	2,529,000,000
Cost of goods sold	434,000,000	439,000,000	1,872,000,000	1,833,000,000	1,663,000,000
Gross profit	220,000,000	233,000,000	975,000,000	956,000,000	866,000,000
Operating expenses:
Operating	82,000,000	89,000,000	336,000,000	352,000,000	314,000,000
Selling, general and administrative, including stock-based compensation	90,000,000	80,000,000	337,000,000	328,000,000	286,000,000
Depreciation	19,000,000	21,000,000	87,000,000	95,000,000	86,000,000
Amortization of intangible assets	19,000,000	16,000,000	66,000,000	64,000,000	63,000,000
Intercompany management expense (income)	(13,000,000)	1,000,000	(46,000,000)	(62,000,000)	(72,000,000)
Operating expenses	197,000,000	207,000,000	780,000,000	777,000,000	677,000,000
Operating income	23,000,000	26,000,000	195,000,000	179,000,000	189,000,000
Other income (expense):
Equity in earnings of investee	1,000,000		(4,000,000)	(2,000,000)	132,000,000
Gain on financial instruments	0	0
Interest expense	(1,000,000)	0	(2,000,000)	(1,000,000)	(1,000,000)
Interest income		1,000,000	2,000,000	2,000,000	2,000,000
Foreign currency (loss) gain	1,000,000	4,000,000	8,000,000	3,000,000	7,000,000
Loss on extinguishment of debt	0
Intercompany interest (expense) income	(9,000,000)	(10,000,000)	(38,000,000)	(44,000,000)	(45,000,000)
Nonoperating income (expense)	(8,000,000)	(5,000,000)	(34,000,000)	(42,000,000)	94,000,000
Income before income taxes	15,000,000	21,000,000	161,000,000	137,000,000	283,000,000
Income tax expense	(24,000,000)	(23,000,000)	(137,000,000)	(108,000,000)	(151,000,000)
Equity in earnings of subsidiaries, net of tax	0	0
Net income	(9,000,000)	(2,000,000)	24,000,000	29,000,000	132,000,000
Less net income attributable to the noncontrolling interest	(12,000,000)	(14,000,000)	(63,000,000)	(52,000,000)	(47,000,000)
Net income (loss) attributable to QVC, Inc. shareholder	(21,000,000)	(16,000,000)	(39,000,000)	(23,000,000)	85,000,000
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net revenue	(231,000,000)	(222,000,000)	(1,034,000,000)	(995,000,000)	(979,000,000)
Cost of goods sold	(61,000,000)	(59,000,000)	(282,000,000)	(255,000,000)	(254,000,000)
Gross profit	(170,000,000)	(163,000,000)	(752,000,000)	(740,000,000)	(725,000,000)
Operating expenses:
Operating	0	0
Selling, general and administrative, including stock-based compensation	(170,000,000)	(163,000,000)	(752,000,000)	(740,000,000)	(725,000,000)
Depreciation	0	0
Amortization of intangible assets	0	0
Intercompany management expense (income)	0	0
Operating expenses	(170,000,000)	(163,000,000)	(752,000,000)	(740,000,000)	(725,000,000)
Operating income	0	0
Other income (expense):
Equity in earnings of investee	0
Gain on financial instruments	0	0
Interest expense	0	0
Interest income		0
Foreign currency (loss) gain	0	0
Loss on extinguishment of debt	0
Intercompany interest (expense) income	0	0
Nonoperating income (expense)	0	0
Income before income taxes	0	0
Income tax expense	0	0
Equity in earnings of subsidiaries, net of tax	(71,000,000)	(65,000,000)	(344,000,000)	(333,000,000)	(435,000,000)
Net income	(71,000,000)	(65,000,000)	(344,000,000)	(333,000,000)	(435,000,000)
Less net income attributable to the noncontrolling interest	12,000,000	14,000,000
Net income (loss) attributable to QVC, Inc. shareholder	$ (59,000,000)	$ (51,000,000)	$ (344,000,000)	$ (333,000,000)	$ (435,000,000)

Guarantor/Non-Guarantor Subsidiary Financial Information (Statement of Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income	$ 106	$ 139	$ 687	$ 612	$ 551
Foreign currency translation adjustments	(91)	13	(27)	(10)	(39)
Total comprehensive income (loss)	15	152	660	602	481
Comprehensive (income) loss attributable to noncontrolling interest	1	(4)	(44)	(57)	(62)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	16	148	616	545	419
Parent company
Condensed Financial Statements, Captions [Line Items]
Net income	106	139	624	560	504
Foreign currency translation adjustments	(91)	13
Total comprehensive income (loss)	15	152	624	560	473
Comprehensive (income) loss attributable to noncontrolling interest	1	(4)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	16	148	624	560	473
Guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income	80	67	383	356	350
Foreign currency translation adjustments	0	0
Total comprehensive income (loss)	80	67	383	356	350
Comprehensive (income) loss attributable to noncontrolling interest	0	0
Comprehensive income (loss) attributable to QVC, Inc. shareholder	80	67	383	356	350
Non-guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income	(9)	(2)	24	29	132
Foreign currency translation adjustments	(91)	13	(27)	(10)	(39)
Total comprehensive income (loss)	(100)	11	(3)	19	93
Comprehensive (income) loss attributable to noncontrolling interest	1	(4)	(44)	(57)	(62)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	(99)	7	(47)	(38)	31
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net income	(71)	(65)	(344)	(333)	(435)
Foreign currency translation adjustments	91	(13)
Total comprehensive income (loss)	20	(78)	(344)	(333)	(435)
Comprehensive (income) loss attributable to noncontrolling interest	(1)	4
Comprehensive income (loss) attributable to QVC, Inc. shareholder	$ 19	$ (74)	$ (344)	$ (333)	$ (435)

Guarantor/Non-Guarantor Subsidiary Financial Information (Statement of Cash Flow) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 175	$ 401	$ 1,206	$ 818	$ 1,204
Investing activities:
Capital expenditures, net	(33)	(45)	(246)	(259)	(220)
Expenditures for cable and satellite television distribution rights, net	(25)	(2)	(2)	(2)	(4)
Cash paid for acquisitions of businesses, net of cash received	0	(16)	(95)
Changes in other noncurrent assets	(4)	0	(3)	4	(7)
Intercompany investing activities	0	0
Net cash used in investing activities	(62)	(63)	(344)	(256)	(9)
Financing activities:
Principal payments of debt and capital lease obligations	(1,168)	(319)	(1,246)	(837)	(4,142)
Principal borrowings of debt from senior secured credit facility	240	275	1,717	465	1,905
Proceeds from issuance of senior secured notes	1,050	0	500		1,000
Payment of debt origination fees	(14)	0	(7)		(27)
Payment of bond premium fees	(33)	0
Other financing activities	4	0	20
Dividends paid to Liberty, net	(244)	(238)	(1,817)	(205)	(9)
Dividend paid to noncontrolling interest	(25)	(29)	(29)	(50)	(63)
Net short-term intercompany debt (repayments) borrowings	0	0
Intercompany financing activities	0	0
Net cash used in financing activities	(190)	(311)	(862)	(627)	(1,336)
Effect of foreign exchange rate changes on cash and cash equivalents	(24)	(9)	(20)	4	14
Net (decrease) increase in cash and cash equivalents	(101)	18	(20)	(61)	(127)
Cash and cash equivalents, beginning of period	540	560	560	621	748
Cash and cash equivalents, end of period	439	578	540	560	621
Parent company
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	101	264	618	328	773
Investing activities:
Capital expenditures, net	(8)	(7)	(69)	(87)	(25)
Expenditures for cable and satellite television distribution rights, net	0	0
Cash paid for acquisitions of businesses, net of cash received		0
Changes in other noncurrent assets	(3)	2	(14)	12	1
Intercompany investing activities	245	135	346	382	380
Net cash used in investing activities	234	130	265	308	358
Financing activities:
Principal payments of debt and capital lease obligations	(1,167)	(315)	(1,237)	(825)	(4,131)
Principal borrowings of debt from senior secured credit facility	240	275	1,717	465	1,905
Proceeds from issuance of senior secured notes	1,050		500		1,000
Payment of debt origination fees	(14)		(7)		(27)
Payment of bond premium fees	(33)
Other financing activities	4		20
Dividends paid to Liberty, net	(244)	(238)	(1,817)	(205)	(9)
Dividend paid to noncontrolling interest	0	0
Net short-term intercompany debt (repayments) borrowings	(142)	(89)	74	(83)	97
Intercompany financing activities	(101)	0	(61)	(29)
Net cash used in financing activities	(407)	(367)	(811)	(677)	(1,165)
Effect of foreign exchange rate changes on cash and cash equivalents	0	0
Net (decrease) increase in cash and cash equivalents	(72)	27	72	(41)	(34)
Cash and cash equivalents, beginning of period	75	3	3	44	78
Cash and cash equivalents, end of period	3	30	75	3	44
Guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	77	83	413	380	371
Investing activities:
Capital expenditures, net	0	(1)	(5)	(8)	(1)
Expenditures for cable and satellite television distribution rights, net	(24)	(1)	(1)	(2)	(2)
Cash paid for acquisitions of businesses, net of cash received		0
Changes in other noncurrent assets	2	(1)	(1)
Intercompany investing activities	104	121	217	190	324
Net cash used in investing activities	82	118	210	180	321
Financing activities:
Principal payments of debt and capital lease obligations	0	0
Principal borrowings of debt from senior secured credit facility	0	0
Proceeds from issuance of senior secured notes	0
Payment of debt origination fees	0
Payment of bond premium fees	0
Other financing activities	0
Dividends paid to Liberty, net	0	0
Dividend paid to noncontrolling interest	0	0
Net short-term intercompany debt (repayments) borrowings	96	28	(104)	93	14
Intercompany financing activities	(252)	(235)	(577)	(590)	(739)
Net cash used in financing activities	(156)	(207)	(681)	(497)	(725)
Effect of foreign exchange rate changes on cash and cash equivalents	0	0
Net (decrease) increase in cash and cash equivalents	3	(6)	(58)	63	(33)
Cash and cash equivalents, beginning of period	165	223	223	160	193
Cash and cash equivalents, end of period	168	217	165	223	160
Non-guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(3)	54	175	110	60
Investing activities:
Capital expenditures, net	(25)	(37)	(172)	(164)	(194)
Expenditures for cable and satellite television distribution rights, net	(1)	(1)	(1)		(2)
Cash paid for acquisitions of businesses, net of cash received		(16)	(95)
Changes in other noncurrent assets	(3)	(1)	12	(8)	(8)
Intercompany investing activities	0	0
Net cash used in investing activities	(29)	(55)	(256)	(172)	16
Financing activities:
Principal payments of debt and capital lease obligations	(1)	(4)	(9)	(12)	(11)
Principal borrowings of debt from senior secured credit facility	0	0
Proceeds from issuance of senior secured notes	0
Payment of debt origination fees	0
Payment of bond premium fees	0
Other financing activities	0
Dividends paid to Liberty, net	0	0
Dividend paid to noncontrolling interest	(25)	(29)	(29)	(50)	(63)
Net short-term intercompany debt (repayments) borrowings	46	61	30	(10)	(111)
Intercompany financing activities	4	(21)	75	47	35
Net cash used in financing activities	24	7	67	(25)	(150)
Effect of foreign exchange rate changes on cash and cash equivalents	(24)	(9)	(20)	4	14
Net (decrease) increase in cash and cash equivalents	(32)	(3)	(34)	(83)	(60)
Cash and cash equivalents, beginning of period	300	334	334	417	477
Cash and cash equivalents, end of period	268	331	300	334	417
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	0	0
Investing activities:
Capital expenditures, net	0	0
Expenditures for cable and satellite television distribution rights, net	0	0
Cash paid for acquisitions of businesses, net of cash received		0
Changes in other noncurrent assets	0	0
Intercompany investing activities	(349)	(256)	(563)	(572)	(704)
Net cash used in investing activities	(349)	(256)	(563)	(572)	(704)
Financing activities:
Principal payments of debt and capital lease obligations	0	0
Principal borrowings of debt from senior secured credit facility	0	0
Proceeds from issuance of senior secured notes	0
Payment of debt origination fees	0
Payment of bond premium fees	0
Other financing activities	0
Dividends paid to Liberty, net	0	0
Dividend paid to noncontrolling interest	0	0
Net short-term intercompany debt (repayments) borrowings	0	0
Intercompany financing activities	349	256	563	572	704
Net cash used in financing activities	349	256	563	572	704
Effect of foreign exchange rate changes on cash and cash equivalents	0	0
Net (decrease) increase in cash and cash equivalents	0	0
Cash and cash equivalents, beginning of period	0	0	0
Cash and cash equivalents, end of period	$ 0	$ 0	$ 0	$ 0

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 439	$ 540	$ 578	$ 560	$ 621	$ 748
Restricted cash	15	15		15
Accounts receivable, less allowance for doubtful accounts of $75 million at March 31, 2013 and $74 million at December 31, 2012	775	1,055		1,020
Inventories	935	909		906
Deferred income taxes	155	151		138
Prepaid expenses	50	53		54
Total current assets	2,369	2,723		2,693
Noncurrent assets:
Property, plant and equipment, net of accumulated depreciation of $857 million at March 31, 2013 and $866 million at December 31, 2012	1,084	1,131		1,084
Cable and satellite television distribution rights, net	722	764		905
Goodwill	5,179	5,234		5,239	5,247
Other intangible assets, net	3,461	3,509		3,624
Other noncurrent assets	83	77		25
Total assets	12,898	13,438		13,570
Current liabilities:
Current portion of debt and capital lease obligations	11	12		10
Accounts payable-trade	422	566		491
Accrued liabilities	754	955		817
Total current liabilities	1,187	1,533		1,318
Noncurrent liabilities:
Long-term portion of debt and capital lease obligations	3,585	3,465		2,480
Deferred compensation	11	12		11
Deferred income taxes	1,367	1,410		1,534
Other long-term liabilities	158	184		208
Total liabilities	6,308	6,604		5,551
QVC, Inc. shareholder's equity:
Common stock, $0.01 par value	0	0		0
Additional paid-in capital	6,676	6,665		6,644
(Accumulated deficit) retained earnings	(312)	(161)		1,052
Accumulated other comprehensive income	108	186	217	194
Total QVC, Inc. shareholder's equity	6,472	6,690		7,890
Noncontrolling interest	118	144		129
Total equity	6,590	6,834		8,019	7,654	7,228
Total liabilities and equity	$ 12,898	$ 13,438		$ 13,570

Consolidated Balance Sheets (Parentheticals) (USD $) In Millions, except Per Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Financial Position [Abstract]
Allowance for D/A	$ 75	$ 74	$ 79	$ 66	$ 81
Common stock par value	$ 0.01	$ 0.01	$ 0.01

Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net revenue	$ 1,974	$ 1,932	$ 8,516	$ 8,268	$ 7,813
Cost of goods sold	1,252	1,230	5,419	5,278	5,008
Gross profit	722	702	3,097	2,990	2,805
Operating expenses:
Operating	173	175	715	744	701
Selling, general and administrative, including stock-based compensation	155	142	588	535	449
Depreciation	30	31	126	135	128
Amortization of intangible assets	104	96	400	439	395
Operating expenses	462	444	1,829	1,853	1,673
Operating income	260	258	1,268	1,137	1,132
Other income (expense):
(Loss) gain on investments	1	0	(4)	(2)	105
Gain on financial instruments	12	11	48	50	40
Interest expense	(63)	(55)	(235)	(231)	(415)
Interest income	0	1	2	2	2
Foreign currency (loss) gain	(1)	6	2	(2)	(8)
Other					(23)
Nonoperating income (expense)	(92)	(37)	(187)	(183)	(299)
Income before income taxes	168	221	1,081	954	833
Income tax expense	(62)	(82)	(394)	(342)	(282)
Net income	106	139	687	612	551
Less net income attributable to the noncontrolling interest	(12)	(14)	(63)	(52)	(47)
Net income attributable to QVC, Inc. shareholder	$ 94	$ 125	$ 624	$ 560	$ 504

Consolidated Statements of Comprehensive Income Statement (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income	$ 106	$ 139	$ 687	$ 612	$ 551
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	(91)	13	(27)	(10)	(39)
Cash flow hedging derivatives					46
Unrealized loss on investment					(77)
Total other comprehensive loss			(27)	(10)	(70)
Total comprehensive income	15	152	660	602	481
Comprehensive income attributable to noncontrolling interest	1	(4)	(44)	(57)	(62)
Comprehensive income attributable to QVC, Inc. shareholder	$ 16	$ 148	$ 616	$ 545	$ 419

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Cash Flows [Abstract]
Net income	$ 687	$ 612	$ 551
Adjustments to reconcile net income to net cash provided by operating activities:
Loss (gain) on investments	4	2	(105)
Deferred income taxes	(134)	(116)	(104)
Foreign currency translation (gain) loss	(2)	2	8
Depreciation	126	135	128
Amortization of intangible assets	400	439	395
Change in fair value of interest rate swaps and noncash interest	(39)	(42)	73
Stock-based compensation	34	22	18
Change in other long-term liabilities	2	(1)
Effects of changes in working capital items	128	(235)	240
Net cash provided by operating activities	1,206	818	1,204
Investing activities:
Capital expenditures, net	(246)	(259)	(220)
Expenditures for cable and satellite television distribution rights	(2)	(2)	(4)
Cash paid for joint ventures and acquisitions of businesses, net of cash received	(95)
Proceeds from joint ventures and equity investees			220
Decrease in restricted cash	2	1	2
Changes in other noncurrent assets	(3)	4	(7)
Net cash used in investing activities	(344)	(256)	(9)
Financing activities:
Principal payments of debt and capital lease obligations	(1,246)	(837)	(4,142)
Principal borrowings of debt from senior secured credit facility	1,717	465	1,905
Proceeds from issuance of senior secured notes	500		1,000
Payment of debt origination fees	(7)		(27)
Other financing activities	20
Dividends paid to Liberty, net	(1,817)	(205)	(9)
Dividend paid to noncontrolling interest	(29)	(50)	(63)
Net cash used in financing activities	(862)	(627)	(1,336)
Effect of foreign exchange rate changes on cash and cash equivalents	(20)	4	14
Net (decrease) increase in cash and cash equivalents	(20)	(61)	(127)
Cash and cash equivalents, beginning of period	560	621	748
Cash and cash equivalents, end of period	540	560	621
Effects of changes in working capital items:
(Increase) decrease in accounts receivable	(50)	(167)	356
Decrease (increase) in inventories	2	29	(66)
Decrease (increase) in prepaid expenses	3	(1)	(15)
Increase (decrease) in accounts payable-trade	88	(29)	50
Increase (decrease) in accrued liabilities and other	85	(67)	(85)
Effects of changes in working capital items	128	(235)	240
Supplemental cash flow information:
Cash paid for taxes-to Liberty	338	358	266
Cash paid for taxes-other	128	145	127
Cash paid for interest	$ 215	$ 231	$ 319

Consolidated Statement of Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Noncontrolling interest
Balance at Dec. 31, 2009	$ 7,228		$ 6,563	$ 248	$ 294	$ 123
Balance (in shares) at Dec. 31, 2009		1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	551			504		47
Other comprehensive income (expense):
Foreign currency translation adjustments, net of income tax benefit of $21, $10 and $1 million for the year ended 2012, 2011 and 2010 respectively	(39)				(54)	15
Cash flow hedging derivatives, net of income tax expense of $28 million	46				46
Unrealized loss on investment, net of income tax benefit of $9 million	(15)				(15)
Reclassification adjustment for gain recognized in net income, net of tax benefit of $33 million	(62)				(62)
Contribution received from (dividend paid to) Liberty and other	(80)		25	(42)		(63)
Tax benefit resulting from exercise of employee stock options	7		7
Stock-based compensation	18		18
Balance at Dec. 31, 2010	7,654		6,613	710	209	122
Balance (in shares) at Dec. 31, 2010		1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	612			560		52
Other comprehensive income (expense):
Foreign currency translation adjustments, net of income tax benefit of $21, $10 and $1 million for the year ended 2012, 2011 and 2010 respectively	(10)				(15)	5
Contribution received from (dividend paid to) Liberty and other	(267)		1	(218)		(50)
Tax benefit resulting from exercise of employee stock options	8		8
Stock-based compensation	22		22
Balance at Dec. 31, 2011	8,019		6,644	1,052	194	129
Balance (in shares) at Dec. 31, 2011	1	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	687			624		63
Other comprehensive income (expense):
Foreign currency translation adjustments, net of income tax benefit of $21, $10 and $1 million for the year ended 2012, 2011 and 2010 respectively	(27)				(8)	(19)
Contribution received from (dividend paid to) Liberty and other	(1,899)		(33)	(1,837)		(29)
Tax benefit resulting from exercise of employee stock options	20		20
Stock-based compensation	34		34
Balance at Dec. 31, 2012	6,834	0	6,665	(161)	186	144
Balance (in shares) at Dec. 31, 2012	1	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	106		0	94	0	12
Other comprehensive income (expense):
Foreign currency translation adjustments, net of income tax benefit of $21, $10 and $1 million for the year ended 2012, 2011 and 2010 respectively	(91)		0	0	(78)	(13)
Contribution received from (dividend paid to) Liberty and other	(273)		(3)	(245)	0	(25)
Tax benefit resulting from exercise of employee stock options	4		4	0	0	0
Stock-based compensation	10		10	0	0	0
Balance at Mar. 31, 2013	$ 6,590	$ 0	$ 6,676	$ (312)	$ 108	$ 118
Balance (in shares) at Mar. 31, 2013		1

Consolidated Statement of Equity (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Stockholders' Equity [Abstract]
Foreign currency translation adjustments, income tax expense	$ 21	$ 10	$ 1
Cash flow hedging derivatives, income tax expense			28
Unrealized loss on investment, income tax benefit			9
Reclassification adjustment for gain recognized in net income, tax benefit			$ 33

Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basis of Presentation [Abstract]
Basis of Presentation
Basis of Presentation
QVC, Inc. (unless otherwise indicated or required by the context, the terms "we," "our," "us," the "Company" and "QVC" refer to QVC, Inc. and its consolidated subsidiaries) is a retailer of a wide range of consumer products, which are marketed and sold primarily by merchandise‑focused televised shopping programs, the internet and mobile applications. In the United States, QVC's live programming is distributed via its nationally televised shopping program 24 hours a day, 364 days per year ("QVC-U.S."). Internationally, QVC's program services are based in Japan ("QVC-Japan"), Germany ("QVC-Germany"), the United Kingdom ("QVC-U.K.") and Italy ("QVC-Italy"). QVC-Japan distributes live programming 24 hours a day, QVC-Germany distributes its program 24 hours a day with 23 hours of live programming and QVC-U.K. distributes its program 24 hours a day with 17 hours of live programming. QVC-Italy distributes programming live for 17 hours a day on satellite and digital terrestrial television and an additional seven hours a day of recorded programming on satellite and seven hours a day of general interest programming on digital terrestrial television.
On July 4, 2012, QVC entered into a joint venture with China Broadcasting Corporation, a limited liability company owned by China National Radio (''CNR''), for a 49% interest in a CNR subsidiary, CNR Home Shopping Co., Ltd. (''CNRS''). CNRS is distributing live programming for 12 hours a day and recorded programming for 12 hours a day. This joint venture is being accounted for as an equity method investment recorded as equity in earnings of investee in the condensed consolidated statements of operations.
The Company has a venture with Mitsui & Co. LTD ("Mitsui") for a television and multimedia retailing service in Japan. QVC-Japan is owned 60% by the Company and 40% by Mitsui. The Company and Mitsui share in all profits and losses based on their respective ownership interests. During the three months ended March 31, 2013 and 2012, QVC-Japan paid dividends to Mitsui of $25 million and $29 million, respectively.
We are an indirect wholly owned subsidiary of Liberty Interactive Corporation ("Liberty") (Nasdaq: LINTA and LINTB), which owns interests in a broad range of digital commerce businesses. We are attributed to the Liberty Interactive tracking stock, which tracks the assets and liabilities of Liberty's Interactive Group (the "Interactive Group"). The Interactive Group does not represent a separate legal entity; rather, it represents those businesses, assets and liabilities that are attributed to that group. Liberty attributes to its Interactive Group those businesses primarily focused on digital commerce. Liberty also attributes to its Interactive Group its 37% ownership interest in HSN, Inc., one of our two closest televised shopping competitors.
The condensed consolidated financial statements include the accounts of the Company and its majority‑owned subsidiaries. All significant intercompany accounts and transactions were eliminated in consolidation.
The accompanying (a) condensed consolidated balance sheet as of December 31, 2012, which has been derived from audited financial statements, and (b) the interim unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") for interim financial information and Article 10 of Regulation S-X as promulgated by the Securities and Exchange Commission. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the results for such periods have been included. The results of operations for any interim period are not necessarily indicative of results for the full year. These condensed consolidated financial statements should be read in conjunction with the audited condensed consolidated financial statements and notes thereto included elsewhere in this prospectus.
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Estimates include, but are not limited to, sales returns, uncollectible receivables, inventory obsolescence, depreciable lives of fixed assets, internally‑developed software, valuation of acquired intangible assets and goodwill, income taxes and stock‑based compensation.
In February 2013, the FASB issued ASU No. 2013-02, which amends ASC Topic 220, Comprehensive Income and requires that companies present information about reclassification adjustments from accumulated other comprehensive income in their interim and annual financial statements. The standard requires that companies present either in a single note, or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. If a component is not required to be reclassified to net income in its entirety, companies will instead cross reference to the related footnote for additional information. QVC adopted this guidance as of January 1, 2013, and adoption did not have an impact on the QVC's condensed consolidated financial position, results of operations or cash flows.
Certain prior period amounts have been reclassified to conform with current period presentation.

(1) Basis of Presentation
QVC is a retailer of a wide range of consumer products, which are marketed and sold primarily by merchandise‑focused televised shopping programs, the internet and mobile applications. In the United States, QVC's live programming is distributed via its nationally televised shopping program 24 hours a day, 364 days per year ("QVC-U.S."). Internationally, QVC's program services are based in Japan ("QVC-Japan"), Germany ("QVC-Germany"), the United Kingdom ("QVC-U.K.") and Italy ("QVC-Italy"). QVC-Japan and QVC-Germany each distribute live programming 24 hours a day and QVC-U.K. distributes its program 24 hours a day with 17 hours of live programming. QVC-Italy launched on October 1, 2010, and is distributing programming live for 17 hours a day on satellite and public television and an additional seven hours a day of recorded programming on satellite television.
On July 4, 2012, QVC entered into a joint venture with China Broadcasting Corporation, a limited liability company, owned by China National Radio (''CNR'') for a 49% interest in a CNR subsidiary, CNR Home Shopping Co., Ltd. (''CNRS''). CNRS is distributing live programming for 12 hours a day and recorded programming for 12 hours a day. This joint venture is being accounted for as an equity method investment as a component of loss on investments in the consolidated statements of operations.
We are an indirect wholly owned subsidiary of Liberty Interactive Corporation ("Liberty"), which owns interests in a broad range of digital commerce businesses. On August 9, 2012, Liberty completed the recapitalization of its common stock into shares of the corresponding series of two new tracking stocks, Liberty Interactive (Nasdaq: LINTA, LINTB) and Liberty Ventures (Nasdaq: LVNTA, LVNTB). We are now attributed to the Liberty Interactive tracking stock, which tracks the assets and liabilities of Liberty's Interactive Group (the "Interactive Group"). The Interactive Group does not represent a separate legal entity; rather, it represents those businesses, assets and liabilities that are attributed to that group. Liberty attributed to its Interactive Group those businesses primarily focused on digital commerce. Liberty also attributed to its Interactive Group its 37% ownership interest in HSN, Inc., one of our two closest televised shopping competitors (see also Item 1. "Business," section "Competition"). To fund the cash requirements of Liberty Ventures, Liberty attributed $1.35 billion in cash to Liberty Ventures, which was funded by the Interactive Group. Such attributed cash balance consisted of cash from Liberty's balance sheet and $1.15 billion of dividends paid by us to Liberty through our available cash on hand and $800 million in borrowings under our senior secured credit facility. Immediately after the recapitalization, we had $870 million of total outstanding borrowings under our senior secured credit facility and $1.1 billion of undrawn availability. The senior secured credit facility is further discussed in note 9.
During 2009, QVC underwent a recapitalization pursuant to which all of QVC's outstanding shares of common stock were canceled and exchanged for a single share of QVC's common stock in a many-for-one reverse stock split. The Company had one share of common stock authorized and outstanding as of December 31, 2012 and 2011.
The Company has a venture with Mitsui & Co., LTD ("Mitsui") for a television and multimedia retailing service in Japan. QVC-Japan is owned 60% by the Company and 40% by Mitsui. The Company and Mitsui share in all profits and losses based on their respective ownership interests. The noncontrolling interests at December 31, 2012 and 2011 were $144 million and $129 million, respectively. During the years ended December 31, 2012, 2011 and 2010, QVC-Japan paid dividends to Mitsui of $29 million, $50 million and $63 million, respectively.
The consolidated financial statements included the accounts of the Company and its majority‑owned subsidiaries. All significant intercompany accounts and transactions were eliminated in consolidation.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(2) Summary of Significant Accounting Policies
(a) Cash and cash equivalents
All highly liquid investments purchased with an original maturity of three months or less are classified as cash equivalents. Cash equivalents were $424 million and $493 million at December 31, 2012 and 2011, respectively. The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents approximates their fair values (Level 1).
(b) Restricted cash
Restricted cash at December 31, 2012 and 2011 primarily includes a cash deposit with a third party trustee that provides financial assurance that the Company will fulfill its obligations in relation to claims under its workers' compensation policy.
(c) Accounts receivable
A provision for customer bad debts is provided as a percentage of accounts receivable based on historical experience and is included within selling, general and administrative expense. A provision for noncustomer bad debt expense, related to amounts due from vendors for unsold and returned products, is provided based on an estimate of the probable expected losses and is included in cost of goods sold.
(d) Inventories
Inventories, consisting primarily of products held for sale, are stated at the lower of cost or market. Cost is determined by the average cost method, which approximates the first-in, first-out method. Assessments about the realizability of inventory require the Company to make judgments based on currently available information about the likely method of disposition including sales to individual customers, returns to product vendors, liquidations and the estimated recoverable values of each disposition category.
(e) Property, plant and equipment
The costs of property, plant and equipment are capitalized and depreciated over their estimated useful lives using the straight-line method beginning in the month of acquisition or in-service date. Transponders under capital leases are stated at the present value of minimum lease payments. When assets are sold or retired, the cost and accumulated depreciation are removed from the accounts and any gain or loss is included in net income. The costs of maintenance and repairs are charged to expense as incurred.
The Company is party to several transponder capacity arrangements as a lessee, which are accounted for as capital leases.
(f) Capitalized interest
The Company capitalizes interest cost incurred on debt during the construction of major projects exceeding one year. Capitalized interest was $2 million, $2 million and $5 million for the years ended years ended December 31, 2012, 2011 and 2010, respectively.
(g) Internally developed software
Internal software development costs are capitalized in accordance with guidance on accounting for the costs of computer software developed or obtained for internal use, and are classified within other intangible assets in the accompanying consolidated balance sheets. The Company amortizes computer software and internal software development costs over an estimated useful life of three years using the straight-line method.
(h) Goodwill
Goodwill represents the excess of costs over the fair value of the net assets of businesses acquired. Goodwill is not amortized. Goodwill is tested annually for impairment, and more frequently if events and circumstances indicated that the asset might be impaired. An impairment loss would be recognized to the extent that the carrying amount exceeded the reporting unit's fair value.
The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 were as follows:

(in millions)	QVC-Domestic	QVC-International	QVC-U.S.	QVC-U.K.	QVC-Germany	QVC-Japan	QVC-Italy	Total
Balance as of December 31, 2010	$4,315	932	—	—	—	—	—	5,247
Reallocation and exchange rate fluctuations	(4,315)	(932)	4,169	203	328	393	146	(8)
Balance as of December 31, 2011	—	—	4,169	203	328	393	146	5,239
Acquisitions and exchange rate fluctuations	—	—	21	9	6	(44)	3	(5)
Balance as of December 31, 2012	$—	—	4,190	212	334	349	149	5,234
As as result of the reorganization of the reporting structure in 2011 discussed in note 17, goodwill was reallocated among reporting units on the basis of the relative fair values.
The Company utilized a qualitative assessment for determining whether step one of the goodwill impairment analysis was necessary, and concluded it was not. In evaluating goodwill on a qualitative basis, the Company reviewed the business performance of each reporting unit, evaluated other relevant factors and determined that it was not more likely than not that an impairment existed for any of the Company's reporting units. The Company considered whether there was any negative macroeconomic conditions, industry specific conditions, market changes, increased competition, increased costs in doing business, management challenges, the legal environments and how these factors might impact company specific performance in future periods.
If a step one test would have been necessary based on the qualitative factors, the Company would have compared the estimated fair value of a reporting unit to its carrying value. Developing estimates of fair value requires significant judgments, including making assumptions about appropriate discount rates, perpetual growth rates, relevant comparable market multiples, public trading prices and the amount and timing of expected future cash flows. The cash flows employed in the Company's valuation analysis are based on management's best estimates considering current marketplace factors and risks as well as assumptions of growth rates in future years. There is no assurance that actual results in the future will approximate these forecasts. For those reporting units whose carrying value exceeds the fair value, a second test is required to measure the impairment loss (the Step 2 Test). In the Step 2 Test, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit with any residual value being allocated to goodwill. The difference between such allocated amount and the carrying value of the goodwill is recorded as an impairment charge if the allocated amount is less than the carrying value of the reporting unit goodwill.
(i) Translation of foreign currencies
Assets and liabilities of foreign subsidiaries are translated at the spot rate in effect at the applicable reporting date, and the consolidated statements of operations are translated at the average exchange rates in effect during the applicable period. The resulting unrealized cumulative translation adjustments, net of applicable income taxes, are recorded as a component of accumulated other comprehensive income in equity.
Transactions denominated in currencies other than the functional currency are recorded based on exchange rates at the time such transactions arise. Subsequent changes in exchange rates result in transaction gains and losses, which are reflected in the accompanying consolidated statements of operations as unrealized (based on the applicable period-end exchange rate) or realized upon settlement of the transactions.
(j) Revenue recognition
The Company recognizes revenue at the time of delivery to customers. The revenue for shipments in-transit is recorded as deferred revenue.
The Company's policy is to allow customers to return merchandise for up to thirty days after the date of shipment. An allowance for returned merchandise is provided at the time revenue is recorded as a percentage of sales based on historical experience. The total reduction in net revenue due to returns for the years ended years ended December 31, 2012, 2011 and 2010 aggregated to $1,965 million, $1,900 million and $1,739 million, respectively.
The Company evaluates the criteria for reporting revenue gross as a principal versus net as an agent, in determining whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions. Generally, the Company is the primary obligor in the arrangement, has inventory risk, has latitude in establishing the selling price and selecting suppliers, and accordingly, records revenue gross.
Sales and use taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and, therefore, are excluded from net revenue in the accompanying consolidated statements of operations.
(k) Cost of goods sold
Cost of goods sold primarily includes actual product cost, provision for obsolete inventory, buying allowances received from suppliers, shipping and handling costs and warehouse costs.
(l) Advertising costs
Advertising costs are expensed as incurred. Advertising costs amounted to $91 million, $81 million and $56 million for the years ended December 31, 2012, 2011 and 2010, respectively. These costs were included in selling, general and administrative expenses in the accompanying consolidated statements of operations.
(m) Stock-based compensation
As more fully described in note 11, the Company and Liberty have granted certain stock‑based awards to employees of the Company. The Company measures the cost of employee services received in exchange for an award of equity instruments (such as stock options and restricted stock) based on the grant-date fair value of the award, and recognizes that cost over the period during which the employee is required to provide service (usually the vesting period of the award).
Included in selling, general and administrative expenses in the accompanying consolidated statements of operations were the following net amounts of stock‑based compensation expense (in millions):

Year ended:
December 31, 2012	$34
December 31, 2011	22
December 31, 2010	18
(n) Impairment of long-lived assets
The Company reviews long-lived assets, such as property, plant and equipment, internally developed software and purchased intangibles subject to amortization, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Impairment charges are recognized as an acceleration of depreciation expense or amortization expense in the consolidated statement of operations.
During the fourth quarter of 2011, the Company determined that certain capitalized customer relationship management (“CRM”) software did not meet our service-level expectations and desired functionality. As a result, the Company recorded an impairment of certain CRM assets in the amount of $47 million included in depreciation and amortization in the statement of operations within the QVC-U.S. operating segment.
(o) Derivatives
The Company accounts for derivatives and hedging activities in accordance with standards issued by the Financial Accounting Standards Board (“FASB”), which requires that all derivative instruments be recorded on the balance sheet at their respective fair values. Fair value is based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. For derivatives designated as hedges, changes in the fair value are either offset against the changes in fair value of the designated hedged item through earnings or recognized in accumulated other comprehensive income until the hedged item is recognized in earnings.
The Company generally enters into derivative contracts that it intends to designate as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). For all hedging relationships, the Company formally documents the hedging relationship and its risk management objective and strategy for undertaking the hedge, the hedging instrument, the hedged item, the nature of the risk being hedged, how the hedging instrument's effectiveness in offsetting the hedged risk will be assessed prospectively and retrospectively, and a description of the method of measuring ineffectiveness. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting cash flows of hedged items. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in accumulated other comprehensive income to the extent that the derivative is effective as a hedge, until earnings are affected by the variability in cash flows of the designated hedged item. The ineffective portion of the change in fair value of a derivative instrument that qualifies as a cash flow hedge is reported in earnings.
During the years ended December 31, 2012, 2011 and 2010, QVC entered into several interest rate swap arrangements to mitigate the interest rate risk associated with interest payments related to its variable rate debt. QVC assesses the effectiveness of its interest rate swaps using the hypothetical derivative method. During 2012, 2011 and 2010, QVC's elected interest terms did not effectively match the terms of the swap arrangements. As a result, the swaps did not qualify as cash flow hedges. Changes in fair value of these interest rate swaps of $48 million, $50 million and $37 million were included in gain on financial instruments in the consolidated statements of operations in 2012, 2011 and 2010, respectively.
(p) Income taxes
Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using statutory tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided when it is more likely than not that some portion of the deferred tax asset will not be realized. The effect on deferred tax assets and liabilities of an enacted change in tax rates is recognized in income in the period that includes the enactment date.
When the tax law requires interest to be paid on an underpayment of income taxes, the Company recognizes interest expense from the first period the interest would begin accruing according to the relevant tax law. Such interest expense is included in interest expense in the accompanying consolidated statements of operations. Any accrual of penalties related to underpayment of income taxes on uncertain tax positions is included in other income (expense) in the accompanying consolidated statements of operations.
(q) Noncontrolling interest
The Company reports the noncontrolling interest of QVC-Japan within equity in the consolidated balance sheets and the amount of consolidated net income attributable to the noncontrolling interest is presented in the consolidated statements of operations.
(r) Business acquisitions
Acquired businesses are accounted for using the acquisition method of accounting, which requires the Company to record assets acquired and liabilities assumed at their respective fair values with the excess of the purchase price over estimated fair values recorded as goodwill. The assumptions made in determining the fair value of acquired assets and assumed liabilities as well as asset lives can materially impact the results of operations. The Company obtains information during due diligence and through other sources to establish respective fair values. Examples of factors and information that the Company uses to determine the fair values include tangible and intangible asset evaluations and appraisals and evaluations of existing contingencies and liabilities. If the initial valuation for an acquisition is incomplete by the end of the quarter in which the acquisition occurred, the Company will record a provisional estimate in the financial statements. The provisional estimate will be finalized as soon as information becomes available, but not later than one year from the acquisition date.
(s) Investment in affiliate
The Company holds an investment in China that is accounted for using the equity method. The equity method of accounting is used when we exercise significant influence, but do not have operating control, generally assumed to be 20%-50% ownership. Under the equity method, original investments are recorded at cost and adjusted by our share of undistributed earnings or losses of these companies. The excess of the Company's cost on its underlying interest in the net assets of the affiliate is allocated to identifiable intangible assets and goodwill. This excess is allocated to the affiliate's broadcast license and goodwill in the amounts of $23 million and $1 million, respectively. Equity investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may not be recoverable.
(t) Use of estimates in the preparation of consolidated financial statements
The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Estimates include, but are not limited to, sales returns, uncollectible receivables, inventory obsolescence, medical and other benefit related costs, depreciable lives of fixed assets, internally developed software, valuation of acquired intangible assets and goodwill, income taxes and stock-based compensation.
(u) Recent accounting pronouncements
In May 2011, the FASB issued Accounting Standard Update No. 2011-04, which amends Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to result in common fair value measurements and disclosures between U.S. GAAP and International Financial Reporting Standards. The amendments explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments change the wording used to describe fair value measurement requirements and disclosures, but often do not result in a change in the application of current guidance. Certain amendments clarify the intent about the application of existing fair value measurement requirements, while certain other amendments change a principle or requirement for fair value measurement or disclosure. QVC adopted this guidance as of January 1, 2012, and adoption did not have an impact on its consolidated financial position, results of operations or cash flows.
In June 2011, the FASB issued ASU No. 2011-05, which amends ASC Topic 220, Comprehensive Income, to increase the prominence of items reported in other comprehensive income by eliminating the option of presenting components of comprehensive income as part of the statement of changes in shareholders' equity. The updated guidance requires that all nonowner changes in shareholders' equity be presented either as a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance is limited to the form and content of the financial statements and disclosures. QVC adopted this guidance, as amended, as of January 1, 2012 and adoption did not have an impact on its consolidated financial position, results of operations or cash flows.
In December 2011, the FASB issued ASU No. 2011-11, which amends ASC Subtopic 210-20, Offsetting. The guidance requires enhanced disclosures with improved information about financial instruments and derivative instruments that are either (i) offset in accordance with current guidance or (ii) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with current guidance. This guidance is effective for interim and annual periods beginning after January 1, 2013. The guidance is limited to the form and content of disclosures and QVC does not anticipate that the adoption of this guidance will have an impact on its consolidated financial position, results of operations or cash flows.
In July 2012, the FASB issued ASU No. 2012-02, which amends the guidance on testing indefinite-lived intangible assets, other than goodwill, for impairment. The amendment permits an entity to perform a qualitative impairment assessment before proceeding to the two-step impairment test. The guidance is effective for QVC beginning in fiscal 2013; however, early adoption is permitted. QVC adopted this guidance during the third quarter of 2012. There was no impact to QVC's financial statements upon adoption of this standard.
In February 2013, the FASB issued ASU No. 2013-02, which amends ASC Topic 220, Comprehensive Income and requires that companies present information about reclassification adjustments from accumulated other comprehensive income in their interim and annual financial statements. The standard requires that companies present either in a single note, or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. If a component is not required to be reclassified to net income in its entirety, companies will instead cross reference to the related footnote for additional information. The guidance will be effective for QVC beginning in fiscal 2013 and QVC has not early adopted this standard. ASU 2013-02 is limited to the form and content of disclosures and QVC does not anticipate that the adoption of this guidance will have an impact on its consolidated financial position, results of operations or cash flows.
(v) Reclassifications
Certain prior period amounts have been reclassified to conform with current period presentation.

Distribution of Subsidiary	12 Months Ended
Dec. 31, 2012
Distribution of Subsidiary [Abstract]
Distribution of Subsidiary
(3) Distribution of Subsidiary
On May 6, 2010, the Company distributed 100% of its interest in one of its consolidated subsidiaries, Commerce Technologies, Inc. ("Commerce"), to Liberty. The transfer was recorded at book value and the Company recognized no gain or loss on the transaction and is included in Contribution received from (dividend paid to) Liberty and other in the consolidated statements of equity. At the time of the transfer, the net book value of Commerce consisted of the following components (in millions):

Cash	$12
Goodwill	9
Other assets	10
Liabilities	(10)
Net book value	$21

Accounts Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable [Abstract]
Accounts Receivable
(4) Accounts Receivable
The Company has two credit programs, the QVC Easy-Pay Plan (known as Q Pay in Germany and the United Kingdom) and the QVC-U.S. revolving credit card program. The QVC Easy-Pay Plan permits customers to pay for items in two or more installments. When the QVC Easy-Pay Plan is offered by QVC and elected by the customer, the first installment is billed to the customer's credit card upon shipment. Generally, the customer's credit card is subsequently billed up to five additional monthly installments until the total purchase price of the products has been billed by the Company.
Prior to August 2, 2010, the Company had an agreement with a large consumer financial institution (the "Bank") whereby the Bank provided revolving credit directly to QVC customers solely for the purchase of merchandise from the Company. The Company was required to maintain noninterest bearing deposits with an affiliate of the Bank based upon the aggregate size of the portfolio balance. The Company received a fee that varied based on the performance of the portfolio and was offset by a servicing fee retained by the Bank.
Effective August 2, 2010, upon the expiration of the existing agreement, the Company entered into an amended agreement that expires in August 2015 with the Bank. Under the amended agreement, the Company receives a portion of the economics from the credit card program according to percentages that vary with the performance of the portfolio. Upon entering into the amended agreement, the Company recovered its noninterest bearing cash deposit maintained in connection with the prior agreement in the amount of $501 million, which is included in the effects of changes in working capital items on the consolidated statement of cash flows. This deposit had previously been recorded as a component of accounts receivable.
The net amount of finance income resulting from credit card operations is included as a reduction of selling, general and administrative expenses and comprised the following:

	Years ended December 31,
(in millions)	2012	2011	2010
Finance charges earned on customers' account balances	$—	—	81
Less service fees	—	—	(10)
Subtotal	—	—	71
Finance income under amended agreement	65	58	20
Net finance income	$65	58	91
The Company also accepts major credit cards for its sales. Accounts receivable from major credit cards represents amounts owed to QVC from the credit card clearing houses for amounts billed but not yet collected.
Accounts receivable consisted of the following:

	December 31,
(in millions)	2012	2011
QVC Easy-Pay plan	$816	808
Major credit card and other receivables	313	291
	1,129	1,099
Less allowance for doubtful accounts	(74)	(79)
Accounts receivable, net	$1,055	1,020
A summary of activity in the allowance for doubtful accounts was as follows:

(in millions)	Balance beginning of year	Additions‑ charged to expense	Deductions‑ write-offs	Change in revolving credit card program	Balance end of year
2012	$79	75	(80)	—	74
2011	66	68	(55)	—	79
2010	81	78	(73)	(20)	66
Pursuant to the amended agreement with the Bank, QVC is no longer responsible for reimbursing the Bank for bad debts related to the portfolio. QVC had a balance of $20 million reserved for portfolio bad debt as of the date of the commencement of the amended arrangement. QVC recognizes this amount as reduction of selling, general, and administrative expenses over the 5 year life of the amended agreement.
The carrying value of accounts receivable, adjusted for the reserves described above, approximates fair value as of December 31, 2012, 2011 and 2010.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
(5) Property, Plant and Equipment
Property, plant and equipment consisted of the following:

	December 31,		Estimated useful
(in millions)	2012	2011	life
Land	$96	104	N/A
Buildings and improvements	878	834	8 - 20 years
Furniture and other equipment	411	408	2 - 8 years
Broadcast equipment	91	83	3 - 5 years
Computer equipment	185	167	2 - 4 years
Transponders (note 10)	137	150	8 - 15 years
Projects in progress	199	151	N/A
	1,997	1,897
Less accumulated depreciation	(866)	(813)
Property, plant and equipment, net	$1,131	1,084
QVC-Japan is finalizing a new headquarters in Japan that will include executive offices, television studios, showrooms, broadcast facilities, administrative offices and a call center for QVC-Japan. The total expected project cost is approximately $230 million and is expected to be completed in the first half of 2013. The cumulative cost of this project was $205 million through December 31, 2012.
QVC-U.K. transitioned to its new leased headquarters that includes executive offices, television studios, showrooms, broadcast facilities and administrative offices for QVC-U.K. in 2012. QVC-U.K. made certain improvements to its new leased facility costing approximately $50 million.

Cable and Satellite Television Distribution Rights, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Cable and Satellite Television Distribution Rights [Abstract]
Cable and Satellite Television Distribution Rights, Net
Cable and Satellite Television Distribution Rights, Net
Cable and satellite television distribution rights consisted of the following:

	March 31,	December 31,
(in millions)	2013	2012
Cable and satellite television distribution rights	$2,276	2,304
Less accumulated amortization	(1,554)	(1,540)
Cable and satellite television distribution rights, net	$722	764

The Company recorded amortization expense of $42 million and $41 million for the three months ended March 31, 2013 and 2012, respectively, related to cable and satellite television distribution rights.
As of March 31, 2013, related amortization expense for each of the next five years ended December 31 was as follows (in millions):

Remainder of 2013	$130
2014	168
2015	162
2016	161
2017	111

(6) Cable and Satellite Television Distribution Rights, Net
Cable and satellite television distribution rights consisted of the following:

	December 31,
(in millions)	2012	2011
Cable and satellite television distribution rights	$2,304	2,284
Less accumulated amortization	(1,540)	(1,379)
Cable and satellite television distribution rights, net	$764	905
The Company enters into affiliation agreements with cable and satellite television providers for carriage of the Company's shopping service, as well as for certain channel placement. If these cable and satellite affiliates were to add additional subscribers to the agreement through acquisition, the Company may be required to make additional payments.
The Company's ability to continue to sell products to its customers is dependent on its ability to maintain and renew these affiliation agreements. In some cases, renewals are not agreed upon prior to the expiration of a given agreement while the programming continues to be carried by the relevant distributor without an effective agreement in place. The Company does not have distribution agreements with some of the cable operators that carry its progamming.
Cable and satellite television distribution rights are amortized using the straight-line method over the lives of the individual agreements. The remaining weighted average lives of the cable and satellite television distribution rights was approximately 4.8 years at December 31, 2012. The Company recorded amortization expense of $163 million, $167 million and $169 million for the years ended December 31, 2012, 2011 and 2010, respectively, related to cable and satellite television distribution rights.
As of December 31, 2012, related amortization expense for each of the next five years ended December 31 was as follows (in millions):

2013	$166
2014	162
2015	159
2016	158
2017	107
In return for carrying the QVC signals, each programming distributor in the United States receives an allocated portion, based upon market share, of up to 5% of the net sales of merchandise sold via the television programs and certain internet sales to customers located in the programming distributor's service areas. In Japan, Germany, the United Kingdom and Italy, programming distributors receive an agreed-upon annual fee, a monthly fee per subscriber regardless of the net sales or a variable percentage of net sales. The Company recorded expense related to these commissions of $296 million, $299 million and $280 million for the years ended December 31, 2012, 2011 and 2010, respectively, which is included as part of operating expenses in the accompanying consolidated statements of operations.

Other Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Intangible Assets [Abstract]
Intangible Assets Disclosure
Other Intangible Assets, Net
Other intangible assets consisted of the following:

	March 31,		December 31,
	2013		2012
(in millions)	Gross cost	Accumulated amortization	Gross cost	Accumulated amortization
Purchased and internally developed software	$554	(340)	575	(352)
Affiliate and customer relationships	2,435	(1,661)	2,445	(1,624)
Debt origination fees	62	(18)	54	(18)
Trademarks (indefinite life)	2,429	—	2,429	—
	$5,480	(2,019)	5,503	(1,994)

The Company recorded amortization expense of $62 million and $55 million for the three months ended March 31, 2013 and 2012, respectively, related to other intangible assets.
As of March 31, 2013, the related amortization expense and interest expense for each of the next five years ended December 31 was as follows (in millions):

Remainder of 2013	$205
2014	261
2015	237
2016	185
2017	120

(7) Other Intangible Assets, Net
Other intangible assets consisted of the following:

	December 31,				Weighted average remaining life (years)
	2012		2011
(in millions)	Gross cost	Accumulated amortization	Gross cost	Accumulated amortization

Purchased and internally developed software	$575	(352)	473	(307)	2.2
Affiliate and customer relationships	2,445	(1,624)	2,440	(1,446)	4.8
Debt origination fees	54	(18)	47	(11)	6.4
Trademarks (indefinite life)	2,429	—	2,428	—	—
	$5,503	(1,994)	5,388	(1,764)	4.3
During the years ended December 31, 2012, 2011 and 2010, the Company recorded $237 million, $272 million and $226 million, respectively of amortization expense related to other intangible assets.
During the fourth quarter of 2011, the Company determined that certain capitalized customer relationship management (“CRM”) software did not meet our service‑level expectations and desired functionality. As a result, the Company recorded an impairment of certain CRM assets in the amount of $47 million included in depreciation and amortization in the statement of operations within the QVC-U.S. operating segment.
As of December 31, 2012, the amortization expense and interest expense for each of the next five years ended December 31 was as follows (in millions):

2013	$272
2014	260
2015	230
2016	181
2017	119

Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accrued Liabilities [Abstract]
Accrued Liabilities
Accrued Liabilities
Accrued liabilities consisted of the following:

	March 31,	December 31,
(in millions)	2013	2012
Accounts payable non-trade	$195	264
Accrued compensation and benefits	93	100
Income taxes	95	154
Allowance for sales returns	69	92
Deferred revenue	67	85
Accrued interest	67	50
Liability for consigned goods sold	57	56
Sales and other taxes	40	62
Other	71	92
	$754	955

(8) Accrued Liabilities
Accrued liabilities consisted of the following:

	December 31,
(in millions)	2012	2011
Accounts payable non-trade	$264	257
Income taxes	154	74
Accrued compensation and benefits	100	95
Allowance for sales returns	92	85
Deferred revenue	85	88
Sales and other taxes	62	41
Liability for consigned goods sold	56	69
Accrued interest	50	36
Other	92	72
	$955	817

Long-Term Debt and Interest Rate Swap Arrangements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure
Long-Term Debt and Interest Rate Swap Arrangements
Long-term debt consisted of the following:

	March 31,	December 31,
(in millions)	2013	2012
7.125% Senior Secured Notes due 2017	$376	500
7.5% Senior Secured Notes due 2019, net of original issue discount	760	988
7.375% Senior Secured Notes due 2020	500	500
5.125% Senior Secured Notes due 2022	500	500
4.375% Senior Secured Notes due 2023, net of original issue discount	750	—
5.95% Senior Secured Notes due 2043, net of original issue discount	300	—
Senior secured credit facility	328	903
Capital lease obligations	82	86
Total debt	3,596	3,477
Less current portion	(11)	(12)
Long-term portion of debt and capital lease obligations	$3,585	3,465

Senior Secured Credit Facility
On March 1, 2013, we amended and restated our senior secured credit facility, which provides for a $2.0 billion revolving credit facility with a $250 million sub-limit for standby letters of credit and $1.0 billion of uncommitted incremental revolving loan commitments or incremental term loans. QVC may elect that the loans extended under the senior secured credit facility bear interest at a rate per annum equal to the ABR Rate or LIBOR, as each is defined in the senior secured credit facility agreement, plus a margin of 0.25% to 2.00% depending on various factors. Each loan may be prepaid at any time and from time to time without penalty other than customary breakage costs. Any amounts prepaid on the revolving credit facility may be reborrowed. Payment of loans may be accelerated following certain customary events of default. The senior secured credit facility is a multi-currency facility. The senior secured credit facility is secured by the stock of QVC. QVC had $1.7 billion available under the terms of the senior secured credit facility at March 31, 2013. The interest rate on the senior secured credit facility was 1.7% at March 31, 2013.
The purpose of the amendment was to, among other things, extend the maturity of our senior secured credit facility to March 1, 2018 and lower the interest rate on borrowings.
The senior secured credit facility contains certain affirmative and negative covenants, including certain restrictions with respect to, among other things: incurring additional indebtedness; creating liens on property or assets; making certain loans or investments; selling or disposing of assets; paying certain dividends and other restricted payments; dissolving, consolidating or merging; entering into certain transactions with affiliates; entering into sale or leaseback transactions; restricting subsidiary distributions; and limiting QVC's ratio of consolidated total debt to consolidated Adjusted OIBDA.
Senior Secured Notes
On March 4, 2013, QVC announced the commencement of cash tender offers (the "Offers") for any and all of its outstanding $500 million in aggregate principal amount of 7.125% Senior Secured Notes due 2017 and up to $250 million in aggregate principal amount of its 7.5% Senior Secured Notes due 2019. On March 18, 2013, $124 million of the 7.125% Senior Secured Notes due 2017 were tendered pursuant to the Offers, whereby holders of the 7.125% Senior Secured Notes due 2017 received consideration of $1,039.40 for each $1,000 principal amount of tendered 7.125% Senior Secured Notes due 2017. On March 18, 2013, $231 million of the 7.5% Senior Secured Notes due 2019 were tendered pursuant to the Offers, whereby holders of the 7.5% Senior Secured Notes due 2019 received consideration of $1,120 for each $1,000 principal amount of tendered 7.5% Senior Secured Notes due 2019.
On April 17, 2013, QVC completed the redemption of the remaining $376 million principal amount of its 7.125% Senior Secured Notes due 2017 using a combination of borrowings on the senior secured credit facility and cash on hand.
On March 18, 2013, QVC issued $750 million principal amount of 4.375% Senior Secured Notes due 2023 at an issue price of 99.968% and issued $300 million principal amount of 5.95% Senior Secured Notes due 2043 at an issue price of 99.973%. These notes are secured by the stock of QVC, pari passu with the senior secured credit facility and QVC's existing notes. Interest is payable semi-annually.
The net proceeds from the issuance of these instruments were used to reduce the outstanding principal under QVC's existing 7.125% Senior Secured Notes due 2017, the 7.5% Senior Secured Notes due 2019 and the senior secured credit facility, as well as for general corporate purposes.
Additionally, as a result of these refinancing transactions in the first quarter, we incurred an extinguishment loss of $41 million recorded as loss on extinguishment of debt in the condensed consolidated statements of operations.
Interest Rate Swap Arrangements
In March 2013, QVC's notional interest rate swaps of $3.1 billion expired. These swap arrangements did not qualify as cash flow hedges under U.S. GAAP. Accordingly, changes in the fair value of the swaps were reflected in gain on financial instruments in the accompanying condensed consolidated statements of operations. We recorded a $12 million and an $11 million gain on financial instruments for three months ended March 31, 2013 and 2012, respectively.
At December 31, 2012, the fair value of the swap instruments was a net liability position of $12 million, of which $13 million was included in accrued liabilities, offset by $1 million included in prepaid expenses in the condensed consolidated balance sheet.
Other Debt Related Information
QVC was in compliance with all of its debt covenants at March 31, 2013.
During the quarter, there were no significant changes to QVC's debt credit ratings.
The weighted average rate applicable to all of the outstanding debt (excluding capital leases) was 5.8% as of March 31, 2013.

(9) Long-Term Debt and Interest Rate Swap Arrangements
Long-term debt consisted of the following:

		December 31,
(in millions)	2012	2011
7.125% Senior Secured Notes	$500	500
7.5% Senior Secured Notes, net of original issue discount	988	986
7.375% Senior Secured Notes	500	500
5.125% Senior Secured Notes	500	—
Senior secured credit facility	903	434
Capital lease obligations	86	70
Total debt	3,477	2,490
Less current portion	(12)	(10)
Long-term portion of debt and capital lease obligations	$3,465	2,480
(a) Senior Secured Notes due 2017
On March 23, 2010, QVC issued $500 million principal amount of 7.125% Senior Secured Notes due 2017 at par. The senior secured notes have equal priority to the bank credit facility. The notes are secured by the stock of QVC and certain of its subsidiaries. Interest is payable semi-annually.
(b) Senior Secured Notes due 2019
On September 25, 2009, QVC issued $1 billion principal amount of 7.5% Senior Secured Notes due 2019 at an issue price of 98.278%. The senior secured notes have equal priority to the bank credit facility. The notes are secured by the stock of QVC and certain of its subsidiaries. Interest is payable semi-annually.
(c) Senior Secured Notes due 2020
On March 23, 2010, QVC issued $500 million principal amount of 7.375% Senior Secured Notes due 2020 at par. The senior secured notes have equal priority to the bank credit facility. The notes are secured by the stock of QVC and certain of its subsidiaries. Interest is payable semi-annually.
(d) Senior Secured Notes due 2022
On July 2, 2012, QVC issued $500 million principal amount of 5.125% Senior Secured Notes due 2022 at par. The senior secured notes have equal priority to the bank credit facility. The notes are secured by the stock of QVC and certain of its subsidiaries. Interest is payable semi-annually.
The net proceeds from the issuance of these instruments were used to reduce the outstanding principal under QVC's senior secured credit facility and for general corporate purposes.
(e) Senior secured credit facility
On September 2, 2010, QVC entered into a new credit agreement that provides for a $2 billion revolving credit facility, with a $250 million sub-limit for standby letters of credit. QVC may elect that the loans extended under the revolving credit agreement bear interest at a rate per annum equal to the ABR Rate or LIBOR, as each is defined in the credit agreement, plus a margin of 0.50% to 3.00% depending on various factors. The credit facility is a multi-currency facility and there is no prepayment penalty. The loans are scheduled to mature in September of 2015.
The senior secured credit facility is secured by the stock of QVC.
QVC had $1.1 billion available under the terms of the senior secured credit facility at December 31, 2012.
(f) Five year maturities
The annual principal debt maturities, excluding capital lease obligations, for each of the next five years is as follows (in millions):

2013	—
2014	—
2015	903
2016	—
2017	500
(g) Interest rate swap arrangements
During the third quarter of 2009, QVC entered into seven interest rate swap arrangements with an aggregate notional amount of $1.8 billion. Such arrangements provided for payments that began in March 2011 and will extend to March 2013. QVC makes fixed payments at rates ranging from 2.98% to 3.67% and receives variable payments at 3 month LIBOR (0.31% at December 31, 2012). Additionally, during 2011, QVC entered into seven additional interest rate swap arrangements with an aggregate notional amount of $1.4 billion that partially offset the existing 2009 swap arrangements. Such arrangements provided for payments that began in June 2011 and will extend to March 2013. QVC receives fixed payments ranging from 0.57% to 0.95% and pays variable payments at 3 month LIBOR (0.31% at December 31, 2012). QVC's swap arrangements do not qualify as cash flow hedges under U.S. GAAP. Accordingly, changes in the fair value of the swaps are reflected in gain on financial instruments in the accompanying consolidated statements of operations.
QVC entered into these interest rate swap arrangements to mitigate the interest rate risk associated with interest payments related to its variable rate debt.
At December 31, 2012, the fair value of the swap instruments was a net liability position of $12 million, of which $13 million was included in accrued liabilities, offset by $1 million included in prepaid expenses in the consolidated balance sheet. At December 31, 2011, the fair value was a net liability position of $59 million, of which $61 million was included in other long-term liabilities, offset by $2 million included in other noncurrent assets in the consolidated balance sheet.
(h) Other
QVC was in compliance with all of its debt covenants at December 31, 2012.
At December 31, 2012 and 2011, outstanding letters of credit totaled $30 and $37 million, respectively.
QVC recognized a loss from the early extinguishment of debt in 2010 in the amount of $22 million, which, was included in other income (expense) in the consolidated statements of operations.
After considering the effects of the interest rate swaps, the weighted average rate applicable to all of the outstanding debt and interest rate swaps was 7.0% as of December 31, 2012.

Leases and Transponder Service Arrangements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Leases and Transponder Service Agreements [Abstract]
Leases of Lessee Disclosure
Leases and Transponder Service Arrangements
Future minimum payments under noncancelable operating leases and capital transponder leases with initial terms of one year or more at March 31, 2013 consisted of the following:

(in millions)	Capital transponders	Operating leases
Remainder of 2013	$11	16
2014	11	15
2015	11	12
2016	10	8
2017	10	7
Thereafter	38	96
Total	$91	154

The Company has entered into ten separate agreements with transponder suppliers to transmit its signals in the U.S., Germany and the U.K. via various satellites at an aggregate monthly cost of $1 million. Depreciation expense related to the transponders was $4 million and $4 million for the three months ended March 31, 2013 and 2012, respectively. Total future minimum capital lease payments of $91 million include $9 million of imputed interest. Our transponder service agreement for our U.S. transponders expires at the end of the lives of the satellites, which are currently estimated to be 2020. Our transponder service agreements for our international transponders expire between 2013 and 2022.
Expenses for operating leases, principally for data processing equipment and facilities and for satellite uplink service agreements, amounted to $8 million and $7 million for the three months ended March 31, 2013 and 2012, respectively.

(10) Leases and Transponder Service Arrangements
Future minimum payments under noncancelable operating leases and capital transponder leases with initial terms of one year or more at December 31, 2012 consisted of the following:

(in millions)	Capital transponders	Operating leases
Year ended December 31:
2013	$14	21
2014	12	14
2015	11	12
2016	10	9
2017	10	8
Thereafter	38	96
Total	$95	160
In the U.S., we uplink our analog and digital programming transmissions using a third‑party service. Both transmissions are uplinked to protected, non-preemptible transponders on two U.S. satellites. “Protected” status means that, in the event of a transponder failure, our signal will be transferred to a spare transponder or, if none is available, to a preemptible transponder located on the same satellite or, in certain cases, to a transponder on another satellite owned by the same service provider if one is available at the time of the failure. “Non-preemptible” status means that, in the event of a transponder failure, our transponders cannot be preempted in favor of a user of a failed transponder, even another user with “protected status.” Our international business units each obtain uplinking services from third parties and transmit their programming to non-preemptible transponders on four international satellites. Our transponder service agreement for our U.S. transponders expires at the end of the lives of the satellites, which are currently estimated to be in 2019. Our transponder service agreements for our international transponders expire in 2013 through 2022.
The Company has entered into nine separate agreements with transponder suppliers to transmit its signals in the U.S., Germany. and the U.K. via various satellites at an aggregate monthly cost of $1 million. In 2012, two new agreements were entered into, resulting in the capitalization of an additional $24 million of capital lease obligations and related assets. In 2011, two new agreements were entered into, resulting in the capitalization of an additional $35 million of capital lease obligations and related assets. Depreciation expense related to the transponders was $11 million, $14 million and $13 million for the years ended December 31, 2012, 2011 and 2010, respectively. Total future minimum lease payments of $95 million include $9 million of imputed interest.
QVC's ability to continue to sell products to its customers is dependent on its ability to maintain uninterrupted broadcast via its satellite transponder network.
Expenses for operating leases, principally for data processing equipment and facilities, and for satellite uplink service agreements amounted to $31 million, $24 million and $22 million for the years ended December 31, 2012, 2011 and 2010, respectively.
The Company entered into a twenty-one year operating lease for its QVC-U.K. headquarters that commenced in 2012, which was included in the future minimum operating lease payments in the above table.

Stock Options and Other Share-Based Payments	12 Months Ended
Dec. 31, 2012
Stock Options and Other Share-Based Payments [Abstract]
Stock Options and Other Share-Based Payments
(11) Stock Options and Other Share-Based Payments
QVC employees and officers received stock options (the “Options”) and restricted shares in LINTA and LVNTA common stock in accordance with the Liberty Interactive Corporation 2000 Incentive Plan, as amended from time to time; the Liberty Interactive Corporation 2007 Incentive Plan, as amended from time to time and the Liberty Interactive Corporation 2010 Incentive Plan, as amended from time to time (collectively, the “Liberty Incentive Plan”).
(a) Stock options
In August 2012, the LINTA stock was split into two tracking stocks, LINTA and LVNTA. The split was one LVNTA share for every 20 LINTA shares. Under the Liberty Incentive Plan, the Options have an exercise price equal to or greater than the fair market value of a share of LINTA and LVNTA common stock at the date of the grant. Under the Liberty Incentive Plan, the Options have a seven year term from the date of grant, with the Options generally becoming exercisable over four years from the date of grant, vesting in eight equal semi-annual traunches.
For accounting purposes, the Options are classified as equity‑based awards.
During the fourth quarter of 2012, Liberty entered into an option exchange transaction that required a series of transactions with certain officers of the Company in order to recognize tax deductions associated with the stock options in the current year versus future years (the "Option Exchange"). On December 4, 2012 (the "Grant Date"), there was an acceleration of (i) each unvested in-the-money option to acquire shares of LINTA and (ii) each unvested in-the-money option to acquire shares of LVNTA, in each case, held by certain officers (collectively, the "Eligible Optionholders"). Following this acceleration, also on the Grant Date, each Eligible Optionholder exercised, on a net settled basis, substantially all of his or her outstanding in-the-money vested and unvested options to acquire LINTA shares and LVNTA shares (the "Eligible Options"), and:

•
with respect to each vested Eligible Option, Liberty granted the Eligible Optionholder a vested new option with substantially the same terms and conditions as the exercised vested Eligible Option, except that the exercise price for the new option is the closing price per LINTA or LVNTA share, as applicable, on The Nasdaq Global Select Market on the Grant Date;

•	and with respect to each unvested Eligible Option:

◦
the Eligible Optionholder sold to Liberty the shares of LINTA or LVNTA, as applicable, received upon exercise of such unvested Eligible Option on the Grant Date for cash equal to the closing price per LINTA or LVNTA share, as applicable, on The Nasdaq Global Select Market on the grant date;

◦
each Eligible Optionholder used the proceeds of that net sale to purchase from Liberty at that price an equal number of restricted LINTA or LVNTA shares, as applicable; which have a vesting schedule identical to that of the exercised unvested Eligible Option; and

◦
Liberty granted the Eligible Optionholder an unvested new option, with substantially the same terms and conditions as the exercised unvested Eligible Option, except that (a) the number of shares underlying the new option is equal to the number of shares underlying such exercised unvested Eligible Option less the number of restricted shares purchased from Liberty as described above and (b) the exercise price of the new option is the closing price per LINTA or LVNTA share, as applicable, on The Nasdaq Global Select Market on the grant date.

This Option Exchange was considered a modification under ASC 718-Stock Compensation. The unamortized value of the unvested Eligible Options that were exercised was $25 million, of which $23 million related to LINTA and $2 million related to LVNTA, and will be expensed over the vesting periods of the restricted shares attributable to the exercise of those options. The grant of new vested options resulted in incremental compensation expense in the fourth quarter of 2012 of $8 million, of which $7 million related to LINTA and $1 million related to LVNTA. The grant of new unvested options resulted in incremental compensation expense totaling $16 million and $3 million for LINTA and LVNTA, respectively, which will be amortized over the vesting periods of those options.
A summary of the activity of the Liberty Incentive Plan with respect to the LINTA Options granted to QVC employees and officers as of and during the years ended December 31, 2012, 2011 and 2010 is presented below:

	Options	Weighted average exercise price	Aggregate intrinsic value (000s)	Weighted average remaining life (years)
Outstanding at January 1, 2010	11,158,534	$4.92	$66,109	6.2
Granted	3,459,829	12.97
Exercised	(1,810,458)	4.59
Forfeited	(434,559)	5.86
Outstanding at December 31, 2010	12,373,346	7.18	106,270	5.4
Granted	5,883,749	15.99
Exercised	(1,759,090)	5.41
Forfeited	(1,057,706)	7.76
Outstanding at December 31, 2011	15,440,299	10.70	85,216	5.1
Granted	5,373,916	16.44
Exercised	(5,037,685)	6.10
Option Exchange, granted	4,326,392	19.26
Option Exchange, exercised	(5,218,291)	14.48
Forfeited	(142,639)	12.85
Outstanding at December 31, 2012	14,741,992	14.53	75,897	4.6
Exercisable at December 31, 2012	5,528,824	$11.92	$42,899	3.8
A summary of the activity of the Liberty Incentive Plan with respect to the LVNTA Options granted to QVC employees and officers as of and during the year ended December 31, 2012 is presented below:

	Options	Weighted average exercise price	Aggregate intrinsic value (000's)	Weighted average remaining life (years)
Outstanding at January 1, 2012	—	$—	$—	—
Granted	328,617	36.82
Exercised	(59,967)	17.65
Option Exchange, granted	160,639	58.80
Option Exchange, exercised	(208,683)	36.01
Forfeited	—	—
Outstanding at December 31, 2012	220,606	58.80	1,977	4.6
Exercisable at December 31, 2012	59,967	$58.80	$537	3.6
Upon employee exercise of the Options, the exercise price is remitted to Liberty in exchange for the shares. The aggregate intrinsic value of all options exercised during the years ended December 31, 2012, 2011 and 2010 was $97 million, $20 million and $18 million, respectively.
The weighted average fair value at date of grant of a LINTA Option granted, excluding the Option Exchange, during the years ended years ended December 31, 2012, 2011 and 2010 was $6.66, $7.32 and $5.38, respectively. The weighted average fair value at date of grant of a LINTA Exchange Option granted during the year ended December 31, 2012 was $6.94. The weighted average fair value at date of grant of a LVNTA Option granted, excluding the Option Exchange, during the year ended December 31, 2012 was $15.22. The weighted average fair value at date of grant of a LVNTA Exchange Option granted during the year ended December 31, 2012 was $25.69.
During the years ended December 31, 2012, 2011 and 2010, the fair value of each LINTA Option was determined as of the date of grant using the Black‑Scholes option pricing model with the following assumptions:

	2012	2011	2010
Weighted average expected volatility	41.9%	44.8%	46.4%
Expected term (years)	5.2	5.9	4.6
Risk free interest rate	0.8%	1.2%-2.5%	2.3%
Expected dividend yield	—	—	—
During the year ended December 31, 2012, the fair value of each LVNTA Option was determined as of the date of grant using the Black‑Scholes option pricing model with the following assumptions:

2012
Weighted average expected volatility	49.9%
Expected term (years)	4.9
Risk free interest rate	0.6%
Expected dividend yield	—
Expected volatility is based on historical and implied volatilities of LINTA and LVNTA common stock over a period commensurate with the expected term of the Options. The Company estimates the expected term of the Options based on historical exercise and forfeiture data. The volatility used in the calculation for the Options is based on the historical volatility of Liberty's stocks and the implied volatility of publicly traded Liberty options. The Company uses a zero dividend rate and the risk-free rate for Treasury Bonds with a term similar to that of the subject Options.
The fair value of the Options is recognized as expense over the requisite service period, net of estimated forfeitures. Based on QVC's historical experience of option pre-vesting cancellations, the Company has assumed an annualized forfeiture rate of 10% for all participants. We will record additional expense if the actual forfeiture rate is lower than estimated, and will record a recovery of prior expense if the actual forfeiture is higher than estimated.
As of December 31, 2012, 2011 and 2010, the Company recorded $29 million, $18 million and $15 million, respectively, of stock‑based compensation expense related to the Options. The total unrecognized compensation cost related to unvested Options, net of estimated forfeitures, was approximately $64 million as of December 31, 2012. Such amount will be recognized in the Company's consolidated statements of operations. These LINTA Options had a weighted average life of 4.0, 4.1, and 4.9 for the years ended December 31, 2012, 2011 and 2010. These LVNTA Options had a weighted average life of 5.6 years at December 31, 2012.
(b) Restricted stock plan
A summary of the activity of the Liberty Incentive Plan with respect to the LINTA restricted shares granted to QVC employees and officers as of and during the years ended December 31, 2012, 2011 and 2010 is presented below:

	Restricted Shares	Weighted average grant date fair value
Outstanding at January 1, 2010	1,315,310	$3.59
Granted	586,586	12.97
Lapsed	(322,077)	3.60
Forfeited	(61,650)	4.83
Outstanding at December 31, 2010	1,518,169	7.16
Granted	375,160	16.33
Lapsed	(443,478)	6.39
Forfeited	(139,379)	8.69
Outstanding at December 31, 2011	1,310,472	9.83
Granted	657,247	16.84
Lapsed	(490,150)	8.09
Forfeited	(23,421)	13.25
Outstanding at December 31, 2012	1,454,148	$12.75
A summary of the activity of the Liberty Incentive Plan with respect to the LVNTA restricted shares granted to QVC employees and officers as of and during the year ended December 31, 2012 is presented below:

	Restricted Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2012	—	$—
Granted	66,350	31.72
Lapsed	(461)	22.78
Forfeited	(347)	36.75
Outstanding at December 31, 2012	65,542	$31.75
As of December 31, 2012, 2011 and 2010, the Company recorded $5 million, $4 million and $3 million, respectively, of stock‑based compensation expense related to these shares. The total unrecognized compensation cost related to restricted shares of LINTA and LVNTA common stock was approximately $12 million as of December 31, 2012. Such amount will be recognized in the Company's consolidated statements of operations. Restricted shares of LINTA common stock had a weighted average life of 2.5, 2.1, and 2.6 years for the years ended December 31, 2012, 2011 and 2010. Restricted shares of LVNTA common stock had a weighted average life of 2.3 years at December 31, 2012.

Retirement, Savings and Deferred Compensation Plans	12 Months Ended
Dec. 31, 2012
Retirement, Savings and Deferred Compensation Plans [Abstract]
Retirement, Savings and Deferred Compensation Plans
(12) Retirement, Savings and Deferred Compensation Plans
QVC-U.S. sponsors a defined contribution plan, the QVC, Inc. 401(k) Matched Savings, Retirement and Success Sharing Plan (the "Plan"). The Plan, which covers substantially all U.S. employees, permits eligible employees to contribute to the Plan on a pre-tax salary reduction basis in accordance with the Internal Revenue Code. Employees may contribute to the Plan immediately upon their start date, with employer contributions beginning after completion of one year of service. Beginning on January 1, 2010, the Company matched a portion of the voluntary employee contributions to the Plan by contributing one dollar for every one dollar contributed by the employee up to 6% of their eligible compensation. Employees become fully vested in employer contributions immediately. The aggregate cost of the Plan, and similar predecessor plans, net of forfeitures, charged to expense was $11 million for each of the years ended December 31, 2012, 2011 and 2010, respectively.
QVC-Germany sponsors a defined contribution Flexible Benefits Plan (the "Benefits Plan") that covers certain employees after six months of service. QVC-Germany's contribution rate to the Benefits Plan amounts to 3% of the eligible annual employee's salary not exceeding the annual social security ceiling plus 9% of the annual salary exceeding the social security ceiling. The cost charged to expense was $1 million for each of the years ended December 31, 2012, 2011 and 2010, respectively.
QVC-U.K. sponsors a defined contribution Employee Pension Plan (the "Pension Plan"), which permits QVC-U.K.'s employees to make contributions at a minimum of 4% of their salary to the Pension Plan on a pre-tax salary reduction basis. Substantially all full-time employees are eligible to participate following the successful completion of a three month probation period. QVC-U.K. contributed an amount equal to 8% of the employee's salary in 2012, 2011 and 2010. The cost charged to expense was $4 million, $3 million and $2 million for the years ended December 31, 2012, 2011 and 2010, respectively.
The Company offers an unfunded, unsecured deferred compensation plan (the "Deferred Plan") for employees who meet various eligibility requirements, most notably their annual salary exceeds a certain threshold. These eligible employees may elect to defer all or a portion of their salary and earn interest on these amounts. On amounts deferred before December 31, 2005, interest accrues at 12% per annum through a future date originally specified by the employee, and after such time the interest then accrues at the prime lending rate, per the index defined in the Deferred Plan, plus 3%. On amounts deferred after December 31, 2005, interest accrues at the prime lending rate, per the index defined in the Deferred Plan, plus 3%.

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure
Income Taxes
The Company calculates its interim income tax provision by applying its best estimate of the annual expected effective tax rate to its ordinary year-to-date income or loss. The tax or benefit related to significant, unusual or extraordinary items that will be separately reported or reported net of their related tax effect are individually computed and recognized in the interim period in which those items occur.
The computation of the annual estimated effective tax rate at each interim period requires certain estimates and significant judgment including, but not limited to, the expected operating income for the year, projections of the proportion of income earned and taxed in foreign jurisdictions, permanent and temporary differences as a result of differences between amounts measured and recognized in accordance with tax laws and financial accounting standards, and the likelihood of recovering deferred tax assets. The accounting estimates used to compute the provision for income taxes may change as new events occur, additional information is obtained or as the tax environment changes. To the extent that the estimated annual effective tax rate changes during a quarter, the effect of the change on the prior quarters is included in the tax expense for the current quarter.
For the three month period ended March 31, 2013, the Company recorded a tax provision of $62 million, which represented an effective tax rate of 36.9%. For the three month period ended March 31, 2012, the Company recorded a tax provision of $82 million, which represented an effective tax rate of 37.1%. These rates differ from the U.S. federal income tax rate of 35.0% due primarily to state tax expense.
The Company's tax years 2013 and 2012 are currently under examination by the Internal Revenue Service (“IRS”). The Company files Federal tax returns on a consolidated basis with its parent company, Liberty. The Company, or one of its subsidiaries, files income tax returns in various states and foreign jurisdictions. As of March 31, 2013, the Company, or one of its subsidiaries, was under examination in California, Minnesota, New Jersey, New York, New York City, North Carolina and Pennsylvania, as well as in Japan, Germany and the U.K.
The amounts of the tax-related balances due to Liberty at March 31, 2013 and December 31, 2012 were $56 million and $70 million, respectively, and were included in accrued liabilities in the accompanying condensed consolidated balance sheets.
The Company entered into a Tax Liability Allocation and Indemnification Agreement (the “Agreement”), dated April 26, 2004, with Liberty Interactive LLC. The Agreement establishes the methodology for the calculation and payment of income taxes in connection with the consolidation of the Company with Liberty for income tax purposes. Generally, the Agreement provides that the Company will pay Liberty Interactive LLC an amount equal to the tax liability, if any, that it would have if it were to file as a consolidated group separate and apart from Liberty, with exceptions for the treatment and timing of certain items, including but not limited to deferred intercompany transactions, credits, and net operating and capital losses. To the extent that the separate company tax expense is different from the payment terms of the Agreement, the difference is recorded as either a dividend or capital contribution.

(13) Income Taxes
Income tax expense (benefit) consisted of the following:

	Years ended December 31,
(in millions)	2012	2011	2010
Current:
U.S. federal	$369	313	282
State and local	23	28	(8)
Foreign jurisdiction	136	117	112
Total	528	458	386
Deferred:
U.S. federal	(121)	(97)	(87)
State and local	(7)	(15)	(4)
Foreign jurisdiction	(6)	(4)	(13)
Total	(134)	(116)	(104)
Total income tax expense	$394	342	282
Pre-tax income was as follows:

	Years ended December 31,
(in millions)	2012	2011	2010
QVC-U.S.	$865	785	663
QVC-Japan	253	199	187
QVC-Germany	29	32	27
QVC-U.K.	(17)	(2)	(6)
QVC-Italy	(49)	(60)	(38)
Consolidated QVC	$1,081	954	833
Total income tax expense differs from the amounts computed by applying the U.S. federal income tax rate of 35% as a result of the following:

	Years ended December 31,
	2012	2011	2010
Provision at statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	1.0%	0.9%	(1.0)%
Foreign taxes	1.3%	1.3%	1.2%
Change in valuation allowance	—%	—%	(0.2)%
Foreign earnings repatriation	(1.1)%	(1.1)%	(1.0)%
Permanent differences	0.1%	—%	(0.5)%
Other, net	0.1%	(0.3)%	0.4%
Total income tax expense	36.4%	35.8%	33.9%
The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities are presented below:

	December 31,
(in millions)	2012	2011
Deferred tax assets:
Accounts receivable, principally due to the allowance for doubtful accounts and related reserves for the uncollectible accounts	$29	31
Inventories, principally due to obsolescence reserves and additional costs of inventories for tax purposes pursuant to the Tax Reform Act of 1986	39	39
Allowance for sales returns	33	31
Deferred compensation	27	33
Unrecognized federal and state tax benefits	31	32
Accrued liabilities	29	27
Other	42	42
Subtotal	230	235
Valuation allowance	(1)	(1)
Total deferred tax assets	229	234
Deferred tax liabilities:
Depreciation and amortization	(1,455)	(1,579)
Cumulative translation of foreign currencies	(33)	(51)
Total deferred tax liabilities	(1,488)	(1,630)
Net deferred tax liability	$(1,259)	(1,396)
The valuation allowance for deferred tax assets was $1 million at December 31, 2012 and 2011. The current and prior year valuation allowance exists, in part, due to the uncertainty of whether or not the benefit of certain foreign tax credits will ultimately be utilized for income tax purposes.
The Company has recognized tax benefits from the exercise of employee stock options that reduced taxes payable and were credited to additional paid-in capital. The amount of the tax benefits were $29 million, $8 million and $7 million for the years ended December 31, 2012, 2011 and 2010, respectively.
The Company entered into a Tax Liability Allocation and Indemnification Agreement (the “Agreement”), dated April 26, 2004, with Liberty Interactive LLC (“Liberty LLC”). The Agreement establishes the methodology for the calculation and payment of income taxes in connection with the consolidation of the Company with Liberty for income tax purposes. Generally, the Agreement provides that the Company will pay Liberty LLC an amount equal to the tax liability, if any, that it would have if it were to file as a consolidated group separate and apart from Liberty, with exceptions for the treatment and timing of certain items, including but not limited to deferred intercompany transactions, credits, and net operating and capital losses. To the extent that the separate company tax expense is different from the payment terms of the Agreement, the difference is recorded as either a dividend or capital contribution. The differences recorded during the years ended December 31, 2012, 2011 and 2010 were $47 million in dividends, $10 million in dividends and $40 million in net capital contributions, respectively, and related primarily to foreign tax credits recognized by QVC that are creditable under the Agreement when and if utilized in Liberty's consolidated tax return. The amounts of the tax-related balance due to Liberty at December 31, 2012 and 2011 were $70 million and $21 million, respectively, and are included in accrued liabilities in the accompanying consolidated balance sheets.
The Company has provided for U.S. income taxes on the undistributed earnings of foreign subsidiaries. The Company expects the amount of foreign tax credits available on those undistributed earnings to offset the U.S. income tax liability and to result in an incremental benefit related to the increased utilization of foreign tax credits. The amount of the U.S. income tax benefit recorded in the years ended December 31, 2012, 2011 and 2010 on those undistributed earnings was $12 million, $10 million and $8 million, respectively.
A reconciliation of the 2012 beginning and ending amount of the liability for unrecognized tax benefits is as follows:

(in millions)
Balance at January 1, 2012	$99
Decreases related to prior year tax positions	(11)
Increases related to current year tax positions	10
Settlements	(2)
Lapse of statute	(1)
Balance at December 31, 2012	$95
Included in the balance of unrecognized tax benefits at December 31, 2012 are potential benefits of $62 million (net of $33 million federal tax benefit) that, if recognized, would affect the effective rate on income from continuing operations.
The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other income (expense). The amount of reported interest expense (income) on unrecognized tax benefits during the years ended December 31, 2012, 2011 and 2010 was $1 million, $(1) million and $(5) million, respectively. The Company had approximately $22 million and $21 million of interest expense accrued at December 31, 2012 and 2011, respectively. The Company reported no penalty expense in 2012 and penalty expense of $1 million on unrecognized tax benefits during the years ended December 31, 2011 and 2010, respectively.
The Company has tax positions for which the amount of related unrecognized tax benefits could change during 2013. These include federal transfer pricing and nonfederal tax issues. The amount of unrecognized tax benefits related to the transfer pricing issue could increase by less than $1 million in 2013 as a result of potential settlements and revisions to settlement estimates. The amount of unrecognized tax benefits related to nonfederal tax issues could have a net decrease of $6 million in 2013 as a result of potential settlements, lapsing of statute of limitations and revisions to settlement estimates.
The Company participates in a consolidated federal return filing with Liberty. As of December 31, 2011, the Company's tax years through 2008 are closed for federal income tax purposes, and the IRS has completed its examination of the Company's 2009, 2010, and 2011 tax years. The Company's 2012 tax year is being examined currently as part of the Liberty consolidated return under the IRS's Compliance Assurance Process (“CAP”) program. The Company is currently under examination in the states of California, Minnesota, New York, North Carolina, New Jersey, Pennsylvania, New York City, and in the U.K., Germany and Japan.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
The Company has contingent liabilities related to legal and tax proceedings and other matters arising in the ordinary course of business. Although it is reasonably possible the Company may incur losses upon conclusion of such matters, an estimate of any loss or range of loss cannot be made. In the opinion of management, it is expected that the amounts, if any, which may be required to satisfy such contingencies will not be material in relation to the accompanying condensed consolidated financial statements.
Network and information systems, including the internet and telecommunication systems, third party delivery services and other technologies are critical to our business activities. Substantially all our customer orders, fulfillment and delivery services are dependent upon the use of network and information systems, including the use of third party telecommunication and delivery service providers. If information systems including the internet or telecommunication services are disrupted, or if the third party delivery services experience a disruption in their transportation delivery services, we could face a significant disruption in fulfilling our customer orders and shipment of our products. We have active disaster recovery programs in place to help mitigate risks associated with these critical business activities.

(14) Commitments and Contingencies
The Company has contingent liabilities related to legal and tax proceedings and other matters arising in the ordinary course of business. Although it is reasonably possible the Company may incur losses upon conclusion of such matters, an estimate of any loss or range of loss cannot be made. In the opinion of management, it is expected that the amounts, if any, which may be required to satisfy such contingencies will not be material in relation to the accompanying consolidated financial statements.
Network and information systems, including the internet and telecommunication systems, third party delivery services and other technologies are critical to our business activities. Substantially all our customer orders, fulfillment and delivery services are dependent upon the use of network and information systems, including the use of third party telecommunication and delivery service providers. If information systems including the internet or telecommunication services are disrupted, or if the third party delivery services experience a disruption in their transportation delivery services, we could face a significant disruption in fulfilling our customer orders and shipment of our products. We have active disaster recovery programs in place to help mitigate risks associated with these critical business activities.

Business Acquisitions and Investment in Affiliate	12 Months Ended
Dec. 31, 2012
Business Acquisitions and Investment in Affiliate [Abstract]
Business Acquisitions and Investment in Affiliate
(15) Business Acquisitions and Investment in Affiliate
On February 21, 2012, the Company acquired 100% of the outstanding shares of Send the Trend, Inc. ("STT"). STT is an e-commerce company based in New York, NY, U.S. that provides customers a way to shop for personalized fashion accessories and beauty products. The Company believes that this transaction will strengthen its penetration in e-commerce as well as provide additional growth opportunities within the broader apparel, jewelry and accessories categories due to STT's proprietary personalization software. The purchase agreements also provide for a promissory note and additional payments to be made based upon the achievement of certain objectives. The Company does not expect the additional payments to be material to the financial statements.
On December 31, 2012, the Company acquired substantially all of the assets of Oodle, Inc. ("Oodle"). Oodle is a social marketplace company based in San Mateo, CA, U.S. where users buy and sell with friends, friends-of-friends, neighbors, co-workers, and other people in their local community. Oodle provides a sophisticated technology platform that is expected to help us capitalize on the growing consumer trend of discovering new products via social media as well as grow our customer base and strengthen our brand as an innovative retailer. The purchase agreements also provide for additional payments to be made based upon the achievement of certain objectives. The Company does not expect the additional payments to be material to the financial statements.
The acquisitions were recorded in accordance with the business combinations provisions of U.S. GAAP. The Company has preliminarily valued tangible and identifiable intangible assets acquired based on their estimated fair values. The Company is in the process of completing the valuation of identifiable assets acquired and liabilities assumed and, therefore, the fair values set forth below are subject to adjustment upon finalizing the valuations. In addition, completion of the valuation may impact the assessment of the net deferred tax liability currently recognized with any adjustment resulting in a corresponding change to goodwill. The Company does not believe that these potential adjustments will be material to the financial statements.
The following table summarizes the preliminary fair value of identifiable assets and liabilities assumed at the date of the STT and Oodle acquisitions (in millions):

Current Assets	$1
Intangible assets	35
Goodwill	21
Long-term liabilities	(17)
Net assets	$40
The fair values assigned to intangible assets were determined primarily through the use of the income approach and cost approach. These valuation methods relied on management's judgments, including expected future cash flows resulting from existing and new customers, discount rates, royalty rates as well as other factors.
Useful lives for intangible assets were determined based upon the remaining useful economic lives of the intangible assets that are expected to contribute to future cash flows. The intangible assets, which are primarily comprised of software, are being amortized on a straight-line basis over their expected useful lives. For the software, the depreciable lives approximate 3 years. The $21 million of goodwill is attributable to the excess of the purchase price over the fair value of the net assets acquired and liabilities assumed. All of the goodwill has been assigned to the Company's QVC-U.S. segment.
Net sales and net income are immaterial to the consolidated statements of operations and the QVC-U.S. statements of operations.
On July 4, 2012, the Company entered into a joint venture with China Broadcasting Corporation, a limited liability company, owned by China National Radio (''CNR'') for a 49% interest in a CNR subsidiary, CNR Home Shopping Co., Ltd. (''CNRS''). This joint venture is being accounted for as an equity method investment as a component of other noncurrent assets on the consolidated balance sheets and loss on investments on the consolidated statements of operations. CNRS operates a retailing business in China through a televised shopping channel with an associated website. CNRS is headquartered in Beijing, China. The joint venture's strategy is to combine CNRS' existing knowledge of the digital shopping market and consumers in China with QVC's global experience and know-how in multimedia retailing.
The aggregate purchase price for these business acquisitions and the investment in affiliate was $95 million.

Assets and Liabilities Measured at Fair Value	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value [Abstract]
Fair Value Disclosures
Assets and Liabilities Measured at Fair Value
For assets and liabilities required to be reported or disclosed at fair value, U.S. GAAP provides a hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three broad levels. Level 1 inputs are quoted market prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 2 inputs are inputs, other than quoted market prices included within Level 1, that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability.
The Company's assets and liabilities measured or disclosed at fair value were as follows:

		Fair value measurements at March 31, 2013 using
(in millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Current assets:
Cash equivalents	$314	314	—	—
Long-term liabilities:
Debt (note 6)	3,703	—	3,703	—

		Fair value measurements at December 31, 2012 using
(in millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Curret assets:
Cash equivalents	$424	424	—	—
Interest rate swap arrangements (note 6)	1	—	1	—
Current liabilities:
Interest rate swap arrangements (note 6)	13	—	13	—
Long-term liabilities
Debt (note 6)	3,626	—	3,626	—

The majority of the Company's Level 2 financial assets and liabilities are debt instruments with quoted market prices that are not considered to be traded on “active markets,” as defined in U.S. GAAP. Accordingly, the financial instruments are reported in the foregoing tables as Level 2 fair value instruments.
U.S. GAAP requires the incorporation of a credit risk valuation adjustment in the Company's fair value measurements to estimate the impact of both its own nonperformance risk and the nonperformance risk of its counterparties. The Company estimates credit risk associated with its own and its counterparties' nonperformance primarily by using observable credit default swap rates for terms similar to those of the remaining life of the instrument, adjusted for any master netting arrangements or other factors that provide an estimate of nonperformance risk. These are Level 3 inputs. However, as the credit risk valuation adjustments were not significant, the Company reported its interest rate swaps as Level 2. The counterparties to the Company's interest rate swap arrangements were all major international financial institutions.

(16) Assets and Liabilities Measured at Fair Value
For assets and liabilities required to be reported or disclosed at fair value, U.S. GAAP provides a hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three broad levels. Level 1 inputs are quoted market prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 2 inputs are inputs, other than quoted market prices included within Level 1, that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability.
The Company's assets and liabilities measured or disclosed at fair value were as follows:

		Fair value measurements at December 31, 2012 using
(in millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Current assets:
Cash equivalents	$424	424	—	—
Interest rate swap arrangements (note 9)	1	—	1	—
Current liabilities:
Interest rate swap arrangements (note 9)	13	—	13	—
Long-term liabilities
Debt (note 9)	3,626	—	3,626	—

		Fair value measurements at December 31, 2011 using
(in millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Current assets:
Cash equivalents	$493	493	—	—
Long-term assets:
Interest rate swap arrangements (note 9)	2	—	2	—
Long-term liabilities:
Interest rate swap arrangements (note 9)	61	—	61	—
Debt (note 9)	2,636	—	2,636	—
The majority of the Company's Level 2 financial assets and liabilities are debt instruments with quoted market prices that are not considered to be traded on “active markets”, as defined in U.S. GAAP. Accordingly, the financial instruments are reported in the foregoing tables as Level 2 fair value instruments.
U.S. GAAP requires the incorporation of a credit risk valuation adjustment in the Company's fair value measurements to estimate the impact of both its own nonperformance risk and the nonperformance risk of its counterparties. The Company estimates credit risk associated with its own and its counterparties' nonperformance primarily by using observable credit default swap rates for terms similar to those of the remaining life of the instrument, adjusted for any master netting arrangements or other factors that provide an estimate of nonperformance risk. These are Level 3 inputs. However, as the credit risk valuation adjustments were not significant, the Company continues to report its interest rate swaps as Level 2. The counterparties to the Company's interest rate swap arrangements are all major international financial institutions. The Company is exposed to credit loss in the event of nonperformance by these counterparties. The Company continually monitors its positions and the credit ratings of its counterparties and does not anticipate nonperformance by the counterparties.

Information about QVC's Operating Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure
Information about QVC's Operating Segments
Each of the Company's operating segments are retailers of a wide range of consumer products, which are marketed and sold primarily by merchandise-focused televised-shopping programs as well as via the internet and mobile applications in certain markets. The Company has operations in the United States, Japan, Germany, the United Kingdom and Italy. As such, the Company has identified five reportable segments: the United States, Japan, Germany, the United Kingdom and Italy.
The Company evaluates performance and makes decisions about allocating resources to its operating segments based on financial measures such as net revenue, Adjusted OIBDA, gross margin, average sales price per unit, number of units shipped and revenue or sales per subscriber equivalent. The Company defines Adjusted OIBDA as revenue less cost of sales, operating expenses, and selling, general and administrative expenses (excluding stock-based compensation). The Company believes this measure is an important indicator of the operational strength and performance of its segments, including the ability to service debt and fund capital expenditures. In addition, this measure allows management to view operating results and perform analytical comparisons and benchmarking among our businesses and identify strategies to improve performance. This measure of performance excludes depreciation, amortization and stock-based compensation, that are included in the measurement of operating income pursuant to U.S. GAAP. Accordingly, Adjusted OIBDA should be considered in addition to, but not as a substitute for, operating income, net income, cash flow provided by operating activities and other measures of financial performance prepared in accordance with U.S. GAAP.
Performance measures

	Three months ended March 31,		Three months ended March 31,
	2013		2012
(in millions)	Net revenue	Adjusted OIBDA	Net revenue	Adjusted OIBDA
QVC-U.S.	$1,297	291	1,240	270
QVC-Japan	256	54	289	63
QVC-Germany	250	43	247	46
QVC-U.K.	140	19	140	20
QVC-Italy	31	(3)	16	(9)
Consolidated QVC	$1,974	404	1,932	390

Net revenue amounts by product category are not available from our general purpose financial statements.
Other information

	Three months ended March 31,		Three months ended March 31,
	2013		2012
(in millions)	Depreciation	Amortization	Depreciation	Amortization
QVC-U.S.	$13	88	13	80
QVC-Japan	3	2	4	3
QVC-Germany	8	9	9	8
QVC-U.K.	4	3	3	3
QVC-Italy	2	2	2	2
Consolidated QVC	$30	104	31	96

	March 31,		December 31,
	2013		2012
(in millions)	Total assets	Capital expenditures	Total assets	Capital expenditures
QVC-U.S.	$10,216	14	10,541	88
QVC-Japan	819	11	969	105
QVC-Germany	1,043	5	1,064	25
QVC-U.K.	581	2	619	22
QVC-Italy	239	1	245	6
Consolidated QVC	$12,898	33	13,438	246

Long-lived assets, net of accumulated depreciation, by geographic area were as follows:

	March 31,	December 31,
(in millions)	2013	2012
QVC-U.S.	$422	429
QVC-Japan	264	280
QVC-Germany	235	247
QVC-U.K.	119	128
QVC-Italy	44	47
Consolidated QVC	$1,084	1,131

The following table provides a reconciliation of Adjusted OIBDA to income before income taxes:

	Three months ended March 31,
(in millions)	2013	2012
Adjusted OIBDA	$404	390
Stock‑based compensation	(10)	(5)
Depreciation and amortization	(134)	(127)
Equity in earnings of investee	1	—
Gain on financial instruments	12	11
Interest expense	(63)	(55)
Interest income	—	1
Foreign currency (loss) gain	(1)	6
Loss on extinguishment of debt	(41)	—
Income before income taxes	$168	221

(17) Information about QVC's Operating Segments
Each of the Company's operating segments are retailers of a wide range of consumer products, which are marketed and sold primarily by merchandise-focused televised-shopping programs as well as via the internet and mobile applications in certain markets. The Company has operations in the United States, the United Kingdom, Germany, Japan and Italy. As such, the Company has identified five reportable segments: the United States, the United Kingdom, Germany, Japan and Italy. Beginning in 2011, management for each of these operations reports to the chief operating decision maker, whereas the Company previously managed its operations and reported results under two business segments: Domestic and International.
The Company evaluates performance and makes decisions about allocating resources to its operating segments based on financial measures such as net revenue, Adjusted OIBDA, gross margin, average sales price per unit, number of units shipped and revenue or sales per subscriber equivalent. The Company defines Adjusted OIBDA as revenue less cost of sales, operating expenses, and selling, general and administrative expenses (excluding stock-based compensation). The Company believes this measure is an important indicator of the operational strength and performance of its segments, including the ability to service debt and fund capital expenditures. In addition, this measure allows management to view operating results and perform analytical comparisons and benchmarking among our businesses and identify strategies to improve performance. This measure of performance excludes depreciation, amortization and stock-based compensation, that are included in the measurement of operating income pursuant to U.S. GAAP. Accordingly, Adjusted OIBDA should be considered in addition to, but not as a substitute for, operating income, net income, cash flow provided by operating activities and other measures of financial performance prepared in accordance with U.S. GAAP.
Performance measures

	Years ended December 31,
	2012		2011		2010
(in millions)	Net revenue	Adjusted OIBDA	Net revenue	Adjusted OIBDA	Net revenue	Adjusted OIBDA
QVC-U.S.	$5,585	1,292	5,412	1,225	5,241	1,191
QVC-Japan	1,247	279	1,127	241	1,015	224
QVC-Germany	956	179	1,068	199	956	181
QVC-U.K.	641	104	626	111	599	109
QVC-Italy	87	(26)	35	(43)	2	(32)
Consolidated QVC	$8,516	1,828	8,268	1,733	7,813	1,673
Net revenue amounts by product category are not available from our general purpose financial statements.
Other information

	Years ended December 31,
	2012		2011		2010
(in millions)	Depreciation	Amortization	Depreciation	Amortization	Depreciation	Amortization
QVC-U.S.	$51	338	52	376	55	334
QVC-Japan	16	10	29	12	24	14
QVC-Germany	31	33	33	36	32	36
QVC-U.K.	21	12	13	11	14	11
QVC-Italy	7	7	8	4	3	—
Consolidated QVC	$126	400	135	439	128	395

	December 31,
	2012		2011
(in millions)	Total assets	Capital expenditures	Total assets	Capital expenditures
QVC-U.S.	$10,541	88	10,682	101
QVC-Japan	969	105	959	63
QVC-Germany	1,064	25	1,112	35
QVC-U.K.	619	22	577	53
QVC-Italy	245	6	240	7
Consolidated QVC	$13,438	246	13,570	259
Long-lived assets, net of accumulated depreciation, by geographic area were as follows:

	December 31,
(in millions)	2012	2011
QVC-U.S.	$429	432
QVC-Japan	280	224
QVC-Germany	247	233
QVC-U.K.	128	143
QVC-Italy	47	52
Consolidated QVC	$1,131	1,084
The following table provides a reconciliation of Adjusted OIBDA to income before income taxes:

	Years ended December 31,
(in millions)	2012	2011	2010
Consolidated Adjusted OIBDA	$1,828	1,733	1,673
Stock‑based compensation	(34)	(22)	(18)
Depreciation and amortization	(526)	(574)	(523)
(Loss) gain on investments	(4)	(2)	105
Gain on financial instruments	48	50	40
Interest expense	(235)	(231)	(415)
Interest income	2	2	2
Foreign currency gain (loss)	2	(2)	(8)
Other	—	—	(23)
Income before income taxes	$1,081	954	833

Subsequent Event	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
On April 17, 2013, QVC completed the redemption of the remaining $376 million principal amount of its 7.125% Senior Secured Notes due 2017 using a combination of borrowings on the senior secured credit facility and cash on hand.
QVC declared and paid dividends to Liberty in the amount of $50 million subsequent to March 31, 2013 and on or prior to May 9, 2013 (the date that QVC filed its Form 10-Q for the quarter ended March 31, 2013).

(18) Subsequent Event
QVC declared and paid dividends to Liberty in the amount of $183 million subsequent to December 31, 2012 and on or prior to February 20, 2013 (the date that QVC filed its Form 10-K for the year ended December 31, 2012).

Guarantor/Non-guarantor Subsidiary Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Guarantor Non-guarantor Subsidiary Financial Information [Abstract]
Guarantor Non-guarantor Subsidiary Financial Information [Text Block]
Guarantor/Non-guarantor Subsidiary Financial Information
The following information contains the condensed consolidating financial statements for the Company, the parent on a stand-alone basis (QVC, Inc.), the combined subsidiary guarantors (Affiliate Relations Holdings, Inc.; Affiliate Investment, Inc.; AMI 2, Inc.; ER Marks, Inc.; QVC International LLC; QVC Rocky Mount, Inc. and QVC San Antonio, LLC) and the combined non-guarantor subsidiaries pursuant to Rule 3-10 of Regulation S-X. Certain non-guarantor subsidiaries are majority owned by QVC International LLC, which is a guarantor subsidiary.
These condensed consolidating financial statements have been prepared from the Company’s financial information on the same basis of accounting as the Company’s condensed consolidated financial statements. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions, such as management fees, royalty revenue and expense and interest income and expense. Goodwill and other intangible assets have been allocated to the subsidiaries based on management’s estimates. Certain costs have been partially allocated to all of the subsidiaries of the Company.
The subsidiary guarantors are 100% owned by the Company. All guarantees are full and unconditional and are joint and several. There are no significant restrictions on the ability of the Company to obtain funds from its U.S. subsidiaries, including the guarantors, by dividend or loan. The Company has not presented separate notes and other disclosures concerning the subsidiary guarantors as the Company has determined that such material information is available in the notes to the Company’s condensed consolidated financial statements.

Condensed consolidated balance sheets

March 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$3	168	268	—	439
Restricted cash	13	—	2	—	15
Accounts receivable, net	532	—	243	—	775
Inventories	699	—	236	—	935
Deferred income taxes	135	—	20	—	155
Prepaid expenses	22	—	28	—	50
Total current assets	1,404	168	797	—	2,369
Property, plant and equipment, net	243	66	775	—	1,084
Cable and satellite television distribution rights, net	—	589	133	—	722
Goodwill	4,169	—	1,010	—	5,179
Other intangible assets, net	1,245	2,049	167	—	3,461
Other noncurrent assets	16	—	67	—	83
Investments in subsidiaries	3,599	1,750	—	(5,349)	—
Total assets	$10,676	4,622	2,949	(5,349)	12,898
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	9	—	11
Accounts payable-trade	210	—	212	—	422
Accrued liabilities	264	95	395	—	754
Intercompany accounts (receivable) payable	(368)	(315)	683	—	—
Total current liabilities	108	(220)	1,299	—	1,187
Long-term portion of debt and capital lease obligations	3,527	—	58	—	3,585
Deferred compensation	10	—	1	—	11
Deferred income taxes	423	952	(8)	—	1,367
Other long-term liabilities	136	—	22	—	158
Total liabilities	4,204	732	1,372	—	6,308
Equity:
QVC, Inc. shareholder's equity	6,472	3,890	1,459	(5,349)	6,472
Noncontrolling interest	—	—	118	—	118
Total equity	6,472	3,890	1,577	(5,349)	6,590
Total liabilities and equity	$10,676	4,622	2,949	(5,349)	12,898

Condensed consolidated balance sheets

December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$75	165	300	—	540
Restricted cash	13	—	2	—	15
Accounts receivable, net	747	—	308	—	1,055
Inventories	691	—	218	—	909
Deferred income taxes	131	—	20	—	151
Prepaid expenses	19	—	34	—	53
Total current assets	1,676	165	882	—	2,723
Property, plant and equipment, net	247	67	817	—	1,131
Cable and satellite television distribution rights, net	—	618	146	—	764
Goodwill	4,169	—	1,065	—	5,234
Other intangible assets, net	1,280	2,049	180	—	3,509
Other noncurrent assets	14	—	63	—	77
Investments in subsidiaries	3,789	1,838	—	(5,627)	—
Total assets	$11,175	4,737	3,153	(5,627)	13,438
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	10	—	12
Accounts payable-trade	324	—	242	—	566
Accrued liabilities	402	106	447	—	955
Intercompany accounts (receivable) payable	(226)	(411)	637	—	—
Total current liabilities	502	(305)	1,336	—	1,533
Long-term portion of debt and capital lease obligations	3,404	—	61	—	3,465
Deferred compensation	11	—	1	—	12
Deferred income taxes	431	964	15	—	1,410
Other long-term liabilities	137	17	30	—	184
Total liabilities	4,485	676	1,443	—	6,604
Equity:
QVC, Inc. shareholder's equity	6,690	4,061	1,566	(5,627)	6,690
Noncontrolling interest	—	—	144	—	144
Total equity	6,690	4,061	1,710	(5,627)	6,834
Total liabilities and equity	$11,175	4,737	3,153	(5,627)	13,438

Condensed consolidated statements of operations

Three months ended March 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$1,368	183	654	(231)	1,974
Cost of goods sold	854	25	434	(61)	1,252
Gross profit	514	158	220	(170)	722
Operating expenses:
Operating	45	46	82	—	173
Selling, general and administrative, including stock-based compensation	235	—	90	(170)	155
Depreciation	10	1	19	—	30
Amortization of intangible assets	51	34	19	—	104
Intercompany management expense (income)	17	(4)	(13)	—	—
	358	77	197	(170)	462
Operating income	156	81	23	—	260
Other income (expense):
Equity in earnings of investee	—	—	1	—	1
Gain on financial instruments	12	—	—	—	12
Interest expense	(62)	—	(1)	—	(63)
Foreign currency (loss) gain	(1)	(1)	1	—	(1)
Loss on extinguishment of debt	(41)	—	—	—	(41)
Intercompany interest (expense) income	(3)	12	(9)	—	—
	(95)	11	(8)	—	(92)
Income before income taxes	61	92	15	—	168
Income tax expense	(10)	(28)	(24)	—	(62)
Equity in earnings of subsidiaries, net of tax	55	16	—	(71)	—
Net income (loss)	106	80	(9)	(71)	106
Less net income attributable to the noncontrolling interest	(12)	—	(12)	12	(12)
Net income (loss) attributable to QVC, Inc. shareholder	$94	80	(21)	(59)	94

Condensed consolidated statements of operations

Three months ended March 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$1,310	172	672	(222)	1,932
Cost of goods sold	822	28	439	(59)	1,230
Gross profit	488	144	233	(163)	702
Operating expenses:
Operating	42	44	89	—	175
Selling, general and administrative, including stock-based compensation	224	1	80	(163)	142
Depreciation	9	1	21	—	31
Amortization of intangible assets	48	32	16	—	96
Intercompany management (income) expense	(4)	3	1	—	—
	319	81	207	(163)	444
Operating income	169	63	26	—	258
Other income (expense):
Gain on financial instruments	11	—	—	—	11
Interest expense	(55)	—	—	—	(55)
Interest income	—	—	1	—	1
Foreign currency (loss) gain	(2)	4	4	—	6
Intercompany interest (expense) income	(3)	13	(10)	—	—
	(49)	17	(5)	—	(37)
Income before income taxes	120	80	21	—	221
Income tax expense	(34)	(25)	(23)	—	(82)
Equity in earnings of subsidiaries, net of tax	53	12	—	(65)	—
Net income (loss)	139	67	(2)	(65)	139
Less net income attributable to the noncontrolling interest	(14)	—	(14)	14	(14)
Net income (loss) attributable to QVC, Inc. shareholder	$125	67	(16)	(51)	125

Condensed consolidated statements of comprehensive income (loss)

Three months ended March 31, 2013
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$106	80	(9)	(71)	106
Foreign currency translation adjustments	(91)	—	(91)	91	(91)
Total comprehensive income (loss)	15	80	(100)	20	15
Comprehensive loss (income) attributable to noncontrolling interest	1	—	1	(1)	1
Comprehensive income (loss) attributable to QVC, Inc. shareholder	16	80	(99)	19	16

Condensed consolidated statements of comprehensive income (loss)

Three months ended March 31, 2012
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$139	67	(2)	(65)	139
Foreign currency translation adjustments	13	—	13	(13)	13
Total comprehensive income (loss)	152	67	11	(78)	152
Comprehensive loss (income) attributable to noncontrolling interest	(4)	—	(4)	4	(4)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	148	67	7	(74)	148

Condensed consolidated statements of cash flows

Three months ended March 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by (used in) operating activities	101	77	(3)	—	175
Investing activities:
Capital expenditures, net	(8)	—	(25)	—	(33)
Expenditures for cable and satellite television distribution rights	—	(24)	(1)	—	(25)
Changes in other noncurrent assets and liabilities	(3)	2	(3)	—	(4)
Intercompany investing activities	245	104	—	(349)	—
Net cash provided by (used in) investing activities	234	82	(29)	(349)	(62)
Financing activities:
Principal payments of debt and capital lease obligations	(1,167)	—	(1)	—	(1,168)
Principal borrowings of debt from senior secured credit facility	240	—	—	—	240
Proceeds from issuance of senior secured notes	1,050	—	—	—	1,050
Payment of debt origination fees	(14)	—	—	—	(14)
Payment of bond premium fees	(33)	—	—	—	(33)
Other financing activities	4	—	—	—	4
Dividends paid to Liberty, net	(244)	—	—	—	(244)
Dividends paid to noncontrolling interest	—	—	(25)	—	(25)
Net short-term intercompany debt (repayments) borrowings	(142)	96	46	—	—
Intercompany financing activities	(101)	(252)	4	349	—
Net cash (used in) provided by financing activities	(407)	(156)	24	349	(190)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(24)	—	(24)
Net (decrease) increase in cash and cash equivalents	(72)	3	(32)	—	(101)
Cash and cash equivalents, beginning of year	75	165	300	—	540
Cash and cash equivalents, end of year	3	168	268	—	439

Condensed consolidated statements of cash flows

Three months ended March 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	264	83	54	—	401
Investing activities:
Capital expenditures, net	(7)	(1)	(37)	—	(45)
Expenditures for cable and satellite television distribution rights	—	(1)	(1)	—	(2)
Cash paid for acquisitions of businesses, net of cash received	—	—	(16)	—	(16)
Changes in other noncurrent assets and liabilities	2	(1)	(1)	—	—
Intercompany investing activities	135	121	—	(256)	—
Net cash provided by (used in) investing activities	130	118	(55)	(256)	(63)
Financing activities:
Principal payments of debt and capital lease obligations	(315)	—	(4)	—	(319)
Principal borrowings of debt from senior secured credit facility	275	—	—	—	275
Dividends paid to Liberty, net	(238)	—	—	—	(238)
Dividends paid to noncontrolling interest	—	—	(29)	—	(29)
Net short-term intercompany debt (repayments) borrowings	(89)	28	61	—	—
Intercompany financing activities	—	(235)	(21)	256	—
Net cash (used in) provided by financing activities	(367)	(207)	7	256	(311)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(9)	—	(9)
Net increase (decrease) in cash and cash equivalents	27	(6)	(3)	—	18
Cash and cash equivalents, beginning of year	3	223	334	—	560
Cash and cash equivalents, end of year	30	217	331	—	578

(19) Guarantor/Non-guarantor Subsidiary Financial Information
The following information contains the condensed consolidating financial statements for the Company, the subsidiary issuer and parent (QVC, Inc.), the combined subsidiary guarantors (Affiliate Relations Holdings, Inc.; Affiliate Investment, Inc.; AMI 2, Inc.; ER Marks, Inc.; QVC International LLC; QVC Rocky Mount, Inc. and QVC San Antonio, LLC) and the combined non-guarantor subsidiaries pursuant to Rule 3-10 of Regulation S-X. Certain non-guarantor subsidiaries are majority owned by QVC International LLC, which is a guarantor subsidiary.
These condensed consolidating financial statements have been prepared from the Company’s financial information on the same basis of accounting as the Company’s consolidated financial statements. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions, such as management fees, royalty revenue and expense and interest income and expense. Goodwill and other intangible assets have been allocated to the subsidiaries based on management’s estimates. Certain costs have been partially allocated to all of the subsidiaries of the Company.
The subsidiary issuer and subsidiary guarantors are 100% owned by the Company. All guarantees are full and unconditional and are joint and several. There are no significant restrictions on the ability of the Company to obtain funds from its U.S. subsidiaries, including the guarantors, by dividend or loan. The Company has not presented separate notes and other disclosures concerning the subsidiary guarantors as the Company has determined that such material information is available in the notes to the Company’s consolidated financial statements.
Condensed consolidated balance sheets

December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$75	165	300	—	540
Restricted cash	13	—	2	—	15
Accounts receivable, net	747	—	308	—	1,055
Inventories	691	—	218	—	909
Deferred income taxes	131	—	20	—	151
Prepaid expenses	19	—	34	—	53
Total current assets	1,676	165	882	—	2,723
Property, plant and equipment, net	247	67	817	—	1,131
Cable and satellite television distribution rights, net	—	618	146	—	764
Goodwill	4,169	—	1,065	—	5,234
Other intangible assets, net	1,280	2,049	180	—	3,509
Other noncurrent assets	14	—	63	—	77
Investments in subsidiaries	3,789	1,838	—	(5,627)	—
Total assets	$11,175	4,737	3,153	(5,627)	13,438
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	10	—	12
Accounts payable-trade	324	—	242	—	566
Accrued liabilities	402	106	447	—	955
Intercompany accounts (receivable) payable	(226)	(411)	637	—	—
Total current liabilities	502	(305)	1,336	—	1,533
Long-term portion of debt and capital lease obligations	3,404	—	61	—	3,465
Deferred compensation	11	—	1	—	12
Deferred income taxes	431	964	15	—	1,410
Other long-term liabilities	137	17	30	—	184
Total liabilities	4,485	676	1,443	—	6,604
Equity:
QVC, Inc. shareholder's equity	6,690	4,061	1,566	(5,627)	6,690
Noncontrolling interest	—	—	144	—	144
Total equity	6,690	4,061	1,710	(5,627)	6,834
Total liabilities and equity	$11,175	4,737	3,153	(5,627)	13,438
The variance in the investments in subsidiaries account for the combined subsidiary guarantors compared to the prior year was primarily the result of a tax reorganization that occurred in 2012.
Condensed consolidated balance sheets

December 31, 2011
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$3	223	334	—	560
Restricted cash	15	—	—	—	15
Accounts receivable, net	721	—	299	—	1,020
Inventories	693	—	213	—	906
Deferred income taxes	116	—	22	—	138
Prepaid expenses	27	—	27	—	54
Total current assets	1,575	223	895	—	2,693
Property, plant and equipment, net	247	66	771	—	1,084
Cable and satellite television distribution rights, net	—	724	181	—	905
Goodwill	4,169	—	1,070	—	5,239
Other intangible assets, net	1,443	2,049	132	—	3,624
Other noncurrent assets	13	—	12	—	25
Investments in subsidiaries	3,884	1,168	—	(5,052)	—
Total assets	$11,331	4,230	3,061	(5,052)	13,570
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	8	—	10
Accounts payable-trade	257	—	234	—	491
Accrued liabilities	348	69	400	—	817
Intercompany accounts (receivable) payable	(300)	(307)	607	—	—
Total current liabilities	307	(238)	1,249	—	1,318
Long-term portion of debt and capital lease obligations	2,435	—	45	—	2,480
Deferred compensation	11	—	—	—	11
Deferred income taxes	489	1,002	43	—	1,534
Other long-term liabilities	199	1	8	—	208
Total liabilities	3,441	765	1,345	—	5,551
Equity:
QVC, Inc. shareholder's equity	7,890	3,465	1,587	(5,052)	7,890
Noncontrolling interest	—	—	129	—	129
Total equity	7,890	3,465	1,716	(5,052)	8,019
Total liabilities and equity	$11,331	4,230	3,061	(5,052)	13,570
Condensed consolidated statements of operations

Year ended December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$5,884	819	2,847	(1,034)	8,516
Cost of goods sold	3,713	116	1,872	(282)	5,419
Gross profit	2,171	703	975	(752)	3,097
Operating expenses:
Operating	173	206	336	—	715
Selling, general and administrative, including stock based compensation	1,002	1	337	(752)	588
Depreciation	35	4	87	—	126
Amortization of intangible assets	204	130	66	—	400
Intercompany management expense (income)	60	(14)	(46)	—	—
	1,474	327	780	(752)	1,829
Operating income	697	376	195	—	1,268
Other income (expense):
Loss on investments	—	—	(4)	—	(4)
Gain on financial instruments	48	—	—	—	48
Interest expense	(233)	—	(2)	—	(235)
Interest income	—	—	2	—	2
Foreign currency (loss) gain	(10)	4	8	—	2
Intercompany interest (expense) income	(13)	51	(38)	—	—
	(208)	55	(34)	—	(187)
Income before income taxes	489	431	161	—	1,081
Income tax expense	(116)	(141)	(137)	—	(394)
Equity in earnings of subsidiaries, net of tax	251	93	—	(344)	—
Net income (loss)	624	383	24	(344)	687
Less net income attributable to the noncontrolling interest	—	—	(63)	—	(63)
Net income (loss) attributable to QVC, Inc. shareholder	$624	383	(39)	(344)	624

Condensed consolidated statements of operations

Year ended December 31, 2011
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$5,684	790	2,789	(995)	8,268
Cost of goods sold	3,580	120	1,833	(255)	5,278
Gross profit	2,104	670	956	(740)	2,990
Operating expenses:
Operating	191	201	352	—	744
Selling, general and administrative, including stock based compensation	947	—	328	(740)	535
Depreciation	36	4	95	—	135
Amortization of intangible assets	242	133	64	—	439
Intercompany management expense (income)	89	(27)	(62)	—	—
	1,505	311	777	(740)	1,853
Operating income	599	359	179	—	1,137
Other income (expense):
Loss on investments	—	—	(2)	—	(2)
Gain on financial instruments	50	—	—	—	50
Interest expense	(230)	—	(1)	—	(231)
Interest income	—	—	2	—	2
Foreign currency (loss) gain	(3)	(2)	3	—	(2)
Intercompany interest (expense) income	(9)	53	(44)	—	—
	(192)	51	(42)	—	(183)
Income before income taxes	407	410	137	—	954
Income tax expense	(110)	(124)	(108)	—	(342)
Equity in earnings of subsidiaries, net of tax	263	70	—	(333)	—
Net income (loss)	560	356	29	(333)	612
Less net income attributable to the noncontrolling interest	—	—	(52)	—	(52)
Net income (loss) attributable to QVC, Inc. shareholder	$560	356	(23)	(333)	560

Condensed consolidated statements of operations

Year ended December 31, 2010
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$5,480	783	2,529	(979)	7,813
Cost of goods sold	3,478	121	1,663	(254)	5,008
Gross profit	2,002	662	866	(725)	2,805
Operating expenses:
Operating	185	202	314	—	701
Selling, general and administrative, including stock based compensation	887	1	286	(725)	449
Depreciation	37	5	86	—	128
Amortization of intangible assets	197	135	63	—	395
Intercompany management expense (income)	105	(33)	(72)	—	—
	1,411	310	677	(725)	1,673
Operating income	591	352	189	—	1,132
Other income (expense):
(Loss) gain on investments	(27)	—	132	—	105
Gain on financial instruments	40	—	—	—	40
Interest expense	(414)	—	(1)	—	(415)
Interest income	—	—	2	—	2
Foreign currency (loss) gain	(6)	(9)	7	—	(8)
Other expense	(22)	—	(1)	—	(23)
Intercompany interest (expense) income	(6)	51	(45)	—	—
	(435)	42	94	—	(299)
Income before income taxes	156	394	283	—	833
Income tax expense	(9)	(122)	(151)	—	(282)
Equity in earnings of subsidiaries, net of tax	357	78	—	(435)	—
Net income (loss)	504	350	132	(435)	551
Less net income attributable to the noncontrolling interest	—	—	(47)	—	(47)
Net income (loss) attributable to QVC, Inc. shareholder	$504	350	85	(435)	504
Consolidated statements of comprehensive income (loss)

December 31, 2012
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$624	383	24	(344)	687
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	—	—	(27)	—	(27)
Total comprehensive income (loss)	624	383	(3)	(344)	660
Comprehensive income attributable to noncontrolling interest	—	—	(44)	—	(44)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	624	383	(47)	(344)	616

Consolidated statements of comprehensive income (loss)

December 31, 2011
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$560	356	29	(333)	612
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	—	—	(10)	—	(10)
Total comprehensive income (loss)	560	356	19	(333)	602
Comprehensive income attributable to noncontrolling interest	—	—	(57)	—	(57)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	560	356	(38)	(333)	545

Consolidated statements of comprehensive income (loss)

December 31, 2010
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$504	350	132	(435)	551
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	—	—	(39)	—	(39)
Cash flow hedging derivatives	46	—	—	—	46
Unrealized loss on investment	(77)	—	—	—	(77)
Total other comprehensive loss	(31)	—	(39)	—	(70)
Total comprehensive income (loss)	473	350	93	(435)	481
Comprehensive income attributable to noncontrolling interest	—	—	(62)	—	(62)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	473	350	31	(435)	419

Condensed consolidated statements of cash flows

Year ended December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	618	413	175	—	1,206
Investing activities:
Capital expenditures, net	(69)	(5)	(172)	—	(246)
Expenditures for cable and satellite television distribution rights	—	(1)	(1)	—	(2)
Cash paid for joint ventures and acquisitions of businesses, net of cash received	—	—	(95)	—	(95)
Decrease in restricted cash	2	—	—	—	2
Changes in other noncurrent assets and liabilities	(14)	(1)	12	—	(3)
Intercompany investing activities	346	217	—	(563)	—
Net cash provided by (used in) investing activities	265	210	(256)	(563)	(344)
Financing activities:
Principal payments of debt and capital lease obligations	(1,237)	—	(9)	—	(1,246)
Principal borrowings of debt	1,717	—	—	—	1,717
Proceeds from issuance of senior secured notes	500	—	—	—	500
Payment of debt origination fees	(7)	—	—	—	(7)
Other financing activities	20	—	—	—	20
Dividends paid to Liberty, net	(1,817)	—	—	—	(1,817)
Dividends paid to noncontrolling interest	—	—	(29)	—	(29)
Net short-term intercompany debt borrowings (repayments)	74	(104)	30	—	—
Intercompany financing activities	(61)	(577)	75	563	—
Net cash (used in) provided by financing activities	(811)	(681)	67	563	(862)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(20)	—	(20)
Net increase (decrease) in cash and cash equivalents	72	(58)	(34)	—	(20)
Cash and cash equivalents, beginning of year	3	223	334	—	560
Cash and cash equivalents, end of year	75	165	300	—	540
Condensed consolidated statements of cash flows

Year ended December 31, 2011
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	328	380	110	—	818
Investing activities:
Capital expenditures, net	(87)	(8)	(164)	—	(259)
Expenditures for cable and satellite television distribution rights	—	(2)	—	—	(2)
Decrease in restricted cash	1	—	—	—	1
Changes in other noncurrent assets and liabilities	12	—	(8)	—	4
Intercompany investing activities	382	190	—	(572)	—
Net cash provided by (used in) investing activities	308	180	(172)	(572)	(256)
Financing activities:
Principal payments of debt and capital lease obligations	(825)	—	(12)	—	(837)
Principal borrowings of debt	465	—	—	—	465
Dividends paid to Liberty, net	(205)	—	—	—	(205)
Dividends paid to noncontrolling interest	—	—	(50)	—	(50)
Net short-term intercompany debt (repayments) borrowings	(83)	93	(10)	—	—
Intercompany financing activities	(29)	(590)	47	572	—
Net cash (used in) provided by financing activities	(677)	(497)	(25)	572	(627)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	4	—	4
Net (decrease) increase in cash and cash equivalents	(41)	63	(83)	—	(61)
Cash and cash equivalents, beginning of year	44	160	417	—	621
Cash and cash equivalents, end of year	3	223	334	—	560
Condensed consolidated statements of cash flows

Year ended December 31, 2010
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	773	371	60	—	1,204
Investing activities:
Capital expenditures, net	(25)	(1)	(194)	—	(220)
Expenditures for cable and satellite television distribution rights	—	(2)	(2)	—	(4)
Proceeds from joint ventures and equity investees	—	—	220	—	220
Decrease in restricted cash	2	—	—	—	2
Changes in other noncurrent assets and liabilities	1	—	(8)	—	(7)
Intercompany investing activities	380	324	—	(704)	—
Net cash provided by (used in) investing activities	358	321	16	(704)	(9)
Financing activities:
Principal payments of debt and capital lease obligations	(4,131)	—	(11)	—	(4,142)
Principal borrowings of debt	1,905	—	—	—	1,905
Proceeds from issuance of senior secured notes	1,000	—	—	—	1,000
Payment of debt origination fees	(27)	—	—	—	(27)
Dividends paid to Liberty, net	(9)	—	—	—	(9)
Dividends paid to noncontrolling interest	—	—	(63)	—	(63)
Net short-term intercompany debt borrowings (repayments)	97	14	(111)	—	—
Intercompany financing activities	—	(739)	35	704	—
Net cash (used in) provided by financing activities	(1,165)	(725)	(150)	704	(1,336)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	14	—	14
Net decrease in cash and cash equivalents	(34)	(33)	(60)	—	(127)
Cash and cash equivalents, beginning of year	78	193	477	—	748
Cash and cash equivalents, end of year	44	160	417	—	621

Basis of Presentation (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basis of Presentation [Abstract]
Consolidation policy
The condensed consolidated financial statements include the accounts of the Company and its majority‑owned subsidiaries. All significant intercompany accounts and transactions were eliminated in consolidation.
The accompanying (a) condensed consolidated balance sheet as of December 31, 2012, which has been derived from audited financial statements, and (b) the interim unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X as promulgated by the Securities and Exchange Commission. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the results for such periods have been included. The results of operations for any interim period are not necessarily indicative of results for the full year. These condensed consolidated financial statements should be read in conjunction with the condensed consolidated financial statements and notes thereto contained in QVC's Annual Report on Form 10-K for the year ended December 31, 2012.
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Estimates include, but are not limited to, sales returns, uncollectible receivables, inventory obsolescence, depreciable lives of fixed assets, internally‑developed software, valuation of acquired intangible assets and goodwill, income taxes and stock‑based compensation.
The consolidated financial statements included the accounts of the Company and its majority‑owned subsidiaries. All significant intercompany accounts and transactions were eliminated in consolidation.

Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Cash and cash equivalents
(a) Cash and cash equivalents
All highly liquid investments purchased with an original maturity of three months or less are classified as cash equivalents. Cash equivalents were $424 million and $493 million at December 31, 2012 and 2011, respectively. The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents approximates their fair values (Level 1).

Restricted cash
(b) Restricted cash
Restricted cash at December 31, 2012 and 2011 primarily includes a cash deposit with a third party trustee that provides financial assurance that the Company will fulfill its obligations in relation to claims under its workers' compensation policy.

Accounts receivable
(c) Accounts receivable
A provision for customer bad debts is provided as a percentage of accounts receivable based on historical experience and is included within selling, general and administrative expense. A provision for noncustomer bad debt expense, related to amounts due from vendors for unsold and returned products, is provided based on an estimate of the probable expected losses and is included in cost of goods sold.

Inventories
(d) Inventories
Inventories, consisting primarily of products held for sale, are stated at the lower of cost or market. Cost is determined by the average cost method, which approximates the first-in, first-out method. Assessments about the realizability of inventory require the Company to make judgments based on currently available information about the likely method of disposition including sales to individual customers, returns to product vendors, liquidations and the estimated recoverable values of each disposition category.

Property, plant and equipment
(e) Property, plant and equipment
The costs of property, plant and equipment are capitalized and depreciated over their estimated useful lives using the straight-line method beginning in the month of acquisition or in-service date. Transponders under capital leases are stated at the present value of minimum lease payments. When assets are sold or retired, the cost and accumulated depreciation are removed from the accounts and any gain or loss is included in net income. The costs of maintenance and repairs are charged to expense as incurred.
The Company is party to several transponder capacity arrangements as a lessee, which are accounted for as capital leases.

Capitalized interest
(f) Capitalized interest
The Company capitalizes interest cost incurred on debt during the construction of major projects exceeding one year. Capitalized interest was $2 million, $2 million and $5 million for the years ended years ended December 31, 2012, 2011 and 2010, respectively.

Internally developed software
(g) Internally developed software
Internal software development costs are capitalized in accordance with guidance on accounting for the costs of computer software developed or obtained for internal use, and are classified within other intangible assets in the accompanying consolidated balance sheets. The Company amortizes computer software and internal software development costs over an estimated useful life of three years using the straight-line method.

Goodwill
(h) Goodwill
Goodwill represents the excess of costs over the fair value of the net assets of businesses acquired. Goodwill is not amortized. Goodwill is tested annually for impairment, and more frequently if events and circumstances indicated that the asset might be impaired. An impairment loss would be recognized to the extent that the carrying amount exceeded the reporting unit's fair value.
The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 were as follows:

(in millions)	QVC-Domestic	QVC-International	QVC-U.S.	QVC-U.K.	QVC-Germany	QVC-Japan	QVC-Italy	Total
Balance as of December 31, 2010	$4,315	932	—	—	—	—	—	5,247
Reallocation and exchange rate fluctuations	(4,315)	(932)	4,169	203	328	393	146	(8)
Balance as of December 31, 2011	—	—	4,169	203	328	393	146	5,239
Acquisitions and exchange rate fluctuations	—	—	21	9	6	(44)	3	(5)
Balance as of December 31, 2012	$—	—	4,190	212	334	349	149	5,234
As as result of the reorganization of the reporting structure in 2011 discussed in note 17, goodwill was reallocated among reporting units on the basis of the relative fair values.
The Company utilized a qualitative assessment for determining whether step one of the goodwill impairment analysis was necessary, and concluded it was not. In evaluating goodwill on a qualitative basis, the Company reviewed the business performance of each reporting unit, evaluated other relevant factors and determined that it was not more likely than not that an impairment existed for any of the Company's reporting units. The Company considered whether there was any negative macroeconomic conditions, industry specific conditions, market changes, increased competition, increased costs in doing business, management challenges, the legal environments and how these factors might impact company specific performance in future periods.
If a step one test would have been necessary based on the qualitative factors, the Company would have compared the estimated fair value of a reporting unit to its carrying value. Developing estimates of fair value requires significant judgments, including making assumptions about appropriate discount rates, perpetual growth rates, relevant comparable market multiples, public trading prices and the amount and timing of expected future cash flows. The cash flows employed in the Company's valuation analysis are based on management's best estimates considering current marketplace factors and risks as well as assumptions of growth rates in future years. There is no assurance that actual results in the future will approximate these forecasts. For those reporting units whose carrying value exceeds the fair value, a second test is required to measure the impairment loss (the Step 2 Test). In the Step 2 Test, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit with any residual value being allocated to goodwill. The difference between such allocated amount and the carrying value of the goodwill is recorded as an impairment charge if the allocated amount is less than the carrying value of the reporting unit goodwill.

Translation of foreign currencies
(i) Translation of foreign currencies
Assets and liabilities of foreign subsidiaries are translated at the spot rate in effect at the applicable reporting date, and the consolidated statements of operations are translated at the average exchange rates in effect during the applicable period. The resulting unrealized cumulative translation adjustments, net of applicable income taxes, are recorded as a component of accumulated other comprehensive income in equity.
Transactions denominated in currencies other than the functional currency are recorded based on exchange rates at the time such transactions arise. Subsequent changes in exchange rates result in transaction gains and losses, which are reflected in the accompanying consolidated statements of operations as unrealized (based on the applicable period-end exchange rate) or realized upon settlement of the transactions.

Revenue recognition
(j) Revenue recognition
The Company recognizes revenue at the time of delivery to customers. The revenue for shipments in-transit is recorded as deferred revenue.
The Company's policy is to allow customers to return merchandise for up to thirty days after the date of shipment. An allowance for returned merchandise is provided at the time revenue is recorded as a percentage of sales based on historical experience. The total reduction in net revenue due to returns for the years ended years ended December 31, 2012, 2011 and 2010 aggregated to $1,965 million, $1,900 million and $1,739 million, respectively.
The Company evaluates the criteria for reporting revenue gross as a principal versus net as an agent, in determining whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions. Generally, the Company is the primary obligor in the arrangement, has inventory risk, has latitude in establishing the selling price and selecting suppliers, and accordingly, records revenue gross.
Sales and use taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and, therefore, are excluded from net revenue in the accompanying consolidated statements of operations.

Cost of goods sold
(k) Cost of goods sold
Cost of goods sold primarily includes actual product cost, provision for obsolete inventory, buying allowances received from suppliers, shipping and handling costs and warehouse costs.

Advertising costs
(l) Advertising costs
Advertising costs are expensed as incurred. Advertising costs amounted to $91 million, $81 million and $56 million for the years ended December 31, 2012, 2011 and 2010, respectively. These costs were included in selling, general and administrative expenses in the accompanying consolidated statements of operations.

Stock-based compensation
(m) Stock-based compensation
As more fully described in note 11, the Company and Liberty have granted certain stock‑based awards to employees of the Company. The Company measures the cost of employee services received in exchange for an award of equity instruments (such as stock options and restricted stock) based on the grant-date fair value of the award, and recognizes that cost over the period during which the employee is required to provide service (usually the vesting period of the award).
Included in selling, general and administrative expenses in the accompanying consolidated statements of operations were the following net amounts of stock‑based compensation expense (in millions):

Year ended:
December 31, 2012	$34
December 31, 2011	22
December 31, 2010	18

Impairment of long-lived assets
(n) Impairment of long-lived assets
The Company reviews long-lived assets, such as property, plant and equipment, internally developed software and purchased intangibles subject to amortization, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Impairment charges are recognized as an acceleration of depreciation expense or amortization expense in the consolidated statement of operations.
During the fourth quarter of 2011, the Company determined that certain capitalized customer relationship management (“CRM”) software did not meet our service-level expectations and desired functionality. As a result, the Company recorded an impairment of certain CRM assets in the amount of $47 million included in depreciation and amortization in the statement of operations within the QVC-U.S. operating segment.

Derivatives
(o) Derivatives
The Company accounts for derivatives and hedging activities in accordance with standards issued by the Financial Accounting Standards Board (“FASB”), which requires that all derivative instruments be recorded on the balance sheet at their respective fair values. Fair value is based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. For derivatives designated as hedges, changes in the fair value are either offset against the changes in fair value of the designated hedged item through earnings or recognized in accumulated other comprehensive income until the hedged item is recognized in earnings.
The Company generally enters into derivative contracts that it intends to designate as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). For all hedging relationships, the Company formally documents the hedging relationship and its risk management objective and strategy for undertaking the hedge, the hedging instrument, the hedged item, the nature of the risk being hedged, how the hedging instrument's effectiveness in offsetting the hedged risk will be assessed prospectively and retrospectively, and a description of the method of measuring ineffectiveness. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting cash flows of hedged items. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in accumulated other comprehensive income to the extent that the derivative is effective as a hedge, until earnings are affected by the variability in cash flows of the designated hedged item. The ineffective portion of the change in fair value of a derivative instrument that qualifies as a cash flow hedge is reported in earnings.
During the years ended December 31, 2012, 2011 and 2010, QVC entered into several interest rate swap arrangements to mitigate the interest rate risk associated with interest payments related to its variable rate debt. QVC assesses the effectiveness of its interest rate swaps using the hypothetical derivative method. During 2012, 2011 and 2010, QVC's elected interest terms did not effectively match the terms of the swap arrangements. As a result, the swaps did not qualify as cash flow hedges. Changes in fair value of these interest rate swaps of $48 million, $50 million and $37 million were included in gain on financial instruments in the consolidated statements of operations in 2012, 2011 and 2010, respectively.

Income taxes
(p) Income taxes
Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using statutory tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided when it is more likely than not that some portion of the deferred tax asset will not be realized. The effect on deferred tax assets and liabilities of an enacted change in tax rates is recognized in income in the period that includes the enactment date.
When the tax law requires interest to be paid on an underpayment of income taxes, the Company recognizes interest expense from the first period the interest would begin accruing according to the relevant tax law. Such interest expense is included in interest expense in the accompanying consolidated statements of operations. Any accrual of penalties related to underpayment of income taxes on uncertain tax positions is included in other income (expense) in the accompanying consolidated statements of operations.

Noncontrolling interest
(q) Noncontrolling interest
The Company reports the noncontrolling interest of QVC-Japan within equity in the consolidated balance sheets and the amount of consolidated net income attributable to the noncontrolling interest is presented in the consolidated statements of operations.

Business acquisitions
(r) Business acquisitions
Acquired businesses are accounted for using the acquisition method of accounting, which requires the Company to record assets acquired and liabilities assumed at their respective fair values with the excess of the purchase price over estimated fair values recorded as goodwill. The assumptions made in determining the fair value of acquired assets and assumed liabilities as well as asset lives can materially impact the results of operations. The Company obtains information during due diligence and through other sources to establish respective fair values. Examples of factors and information that the Company uses to determine the fair values include tangible and intangible asset evaluations and appraisals and evaluations of existing contingencies and liabilities. If the initial valuation for an acquisition is incomplete by the end of the quarter in which the acquisition occurred, the Company will record a provisional estimate in the financial statements. The provisional estimate will be finalized as soon as information becomes available, but not later than one year from the acquisition date.

Investment in affiliate
(s) Investment in affiliate
The Company holds an investment in China that is accounted for using the equity method. The equity method of accounting is used when we exercise significant influence, but do not have operating control, generally assumed to be 20%-50% ownership. Under the equity method, original investments are recorded at cost and adjusted by our share of undistributed earnings or losses of these companies. The excess of the Company's cost on its underlying interest in the net assets of the affiliate is allocated to identifiable intangible assets and goodwill. This excess is allocated to the affiliate's broadcast license and goodwill in the amounts of $23 million and $1 million, respectively. Equity investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may not be recoverable.

Use of estimates in the preparation of consolidated financial statements
(t) Use of estimates in the preparation of consolidated financial statements
The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Estimates include, but are not limited to, sales returns, uncollectible receivables, inventory obsolescence, medical and other benefit related costs, depreciable lives of fixed assets, internally developed software, valuation of acquired intangible assets and goodwill, income taxes and stock-based compensation.

New accounting pronouncements policy
In February 2013, the FASB issued ASU No. 2013-02, which amends ASC Topic 220, Comprehensive Income and requires that companies present information about reclassification adjustments from accumulated other comprehensive income in their interim and annual financial statements. The standard requires that companies present either in a single note, or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. If a component is not required to be reclassified to net income in its entirety, companies will instead cross reference to the related footnote for additional information. QVC adopted this guidance as of January 1, 2013, and adoption did not have an impact on the QVC's condensed consolidated financial position, results of operations or cash flows.

(u) Recent accounting pronouncements
In May 2011, the FASB issued Accounting Standard Update No. 2011-04, which amends Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to result in common fair value measurements and disclosures between U.S. GAAP and International Financial Reporting Standards. The amendments explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments change the wording used to describe fair value measurement requirements and disclosures, but often do not result in a change in the application of current guidance. Certain amendments clarify the intent about the application of existing fair value measurement requirements, while certain other amendments change a principle or requirement for fair value measurement or disclosure. QVC adopted this guidance as of January 1, 2012, and adoption did not have an impact on its consolidated financial position, results of operations or cash flows.
In June 2011, the FASB issued ASU No. 2011-05, which amends ASC Topic 220, Comprehensive Income, to increase the prominence of items reported in other comprehensive income by eliminating the option of presenting components of comprehensive income as part of the statement of changes in shareholders' equity. The updated guidance requires that all nonowner changes in shareholders' equity be presented either as a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance is limited to the form and content of the financial statements and disclosures. QVC adopted this guidance, as amended, as of January 1, 2012 and adoption did not have an impact on its consolidated financial position, results of operations or cash flows.
In December 2011, the FASB issued ASU No. 2011-11, which amends ASC Subtopic 210-20, Offsetting. The guidance requires enhanced disclosures with improved information about financial instruments and derivative instruments that are either (i) offset in accordance with current guidance or (ii) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with current guidance. This guidance is effective for interim and annual periods beginning after January 1, 2013. The guidance is limited to the form and content of disclosures and QVC does not anticipate that the adoption of this guidance will have an impact on its consolidated financial position, results of operations or cash flows.
In July 2012, the FASB issued ASU No. 2012-02, which amends the guidance on testing indefinite-lived intangible assets, other than goodwill, for impairment. The amendment permits an entity to perform a qualitative impairment assessment before proceeding to the two-step impairment test. The guidance is effective for QVC beginning in fiscal 2013; however, early adoption is permitted. QVC adopted this guidance during the third quarter of 2012. There was no impact to QVC's financial statements upon adoption of this standard.
In February 2013, the FASB issued ASU No. 2013-02, which amends ASC Topic 220, Comprehensive Income and requires that companies present information about reclassification adjustments from accumulated other comprehensive income in their interim and annual financial statements. The standard requires that companies present either in a single note, or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. If a component is not required to be reclassified to net income in its entirety, companies will instead cross reference to the related footnote for additional information. The guidance will be effective for QVC beginning in fiscal 2013 and QVC has not early adopted this standard. ASU 2013-02 is limited to the form and content of disclosures and QVC does not anticipate that the adoption of this guidance will have an impact on its consolidated financial position, results of operations or cash flows.

Reclassification policy	Certain prior period amounts have been reclassified to conform with current period presentation.	(v) Reclassifications Certain prior period amounts have been reclassified to conform with current period presentation.

Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill were as follows:

(in millions)	QVC-U.S.	QVC-U.K.	QVC-Germany	QVC-Japan	QVC-Italy	Total
Balance as of December 31, 2012	$4,190	212	334	349	149	5,234
Exchange rate fluctuations	—	(14)	(9)	(28)	(4)	(55)
Balance as of March 31, 2013	$4,190	198	325	321	145	5,179

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 were as follows:

(in millions)	QVC-Domestic	QVC-International	QVC-U.S.	QVC-U.K.	QVC-Germany	QVC-Japan	QVC-Italy	Total
Balance as of December 31, 2010	$4,315	932	—	—	—	—	—	5,247
Reallocation and exchange rate fluctuations	(4,315)	(932)	4,169	203	328	393	146	(8)
Balance as of December 31, 2011	—	—	4,169	203	328	393	146	5,239
Acquisitions and exchange rate fluctuations	—	—	21	9	6	(44)	3	(5)
Balance as of December 31, 2012	$—	—	4,190	212	334	349	149	5,234

Schedule of net amounts of stock-based compensation expense included in selling, general and administrative expenses
Included in selling, general and administrative expenses in the accompanying consolidated statements of operations were the following net amounts of stock‑based compensation expense (in millions):

Year ended:
December 31, 2012	$34
December 31, 2011	22
December 31, 2010	18

Distribution of Subsidiary (Tables)	12 Months Ended
Dec. 31, 2012
Distribution of Subsidiary [Abstract]
Schedule of components of net book value of Commerce	At the time of the transfer, the net book value of Commerce consisted of the following components (in millions):

Cash	$12
Goodwill	9
Other assets	10
Liabilities	(10)
Net book value	$21

Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable [Abstract]
Schedule of the net amount of finance income resulting from credit card operations
The net amount of finance income resulting from credit card operations is included as a reduction of selling, general and administrative expenses and comprised the following:

	Years ended December 31,
(in millions)	2012	2011	2010
Finance charges earned on customers' account balances	$—	—	81
Less service fees	—	—	(10)
Subtotal	—	—	71
Finance income under amended agreement	65	58	20
Net finance income	$65	58	91

Schedule of accounts receivable
Accounts receivable consisted of the following:

	December 31,
(in millions)	2012	2011
QVC Easy-Pay plan	$816	808
Major credit card and other receivables	313	291
	1,129	1,099
Less allowance for doubtful accounts	(74)	(79)
Accounts receivable, net	$1,055	1,020

Summary of activity in the allowance for doubtful accounts
A summary of activity in the allowance for doubtful accounts was as follows:

(in millions)	Balance beginning of year	Additions‑ charged to expense	Deductions‑ write-offs	Change in revolving credit card program	Balance end of year
2012	$79	75	(80)	—	74
2011	66	68	(55)	—	79
2010	81	78	(73)	(20)	66

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
Property, plant and equipment consisted of the following:

	December 31,		Estimated useful
(in millions)	2012	2011	life
Land	$96	104	N/A
Buildings and improvements	878	834	8 - 20 years
Furniture and other equipment	411	408	2 - 8 years
Broadcast equipment	91	83	3 - 5 years
Computer equipment	185	167	2 - 4 years
Transponders (note 10)	137	150	8 - 15 years
Projects in progress	199	151	N/A
	1,997	1,897
Less accumulated depreciation	(866)	(813)
Property, plant and equipment, net	$1,131	1,084

Cable and Satellite Television Distribution Rights, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Cable and Satellite Television Distribution Rights [Abstract]
Schedule of Cable and Satellite Television Distribution Rights
Cable and satellite television distribution rights consisted of the following:

	March 31,	December 31,
(in millions)	2013	2012
Cable and satellite television distribution rights	$2,276	2,304
Less accumulated amortization	(1,554)	(1,540)
Cable and satellite television distribution rights, net	$722	764

Cable and satellite television distribution rights consisted of the following:

	December 31,
(in millions)	2012	2011
Cable and satellite television distribution rights	$2,304	2,284
Less accumulated amortization	(1,540)	(1,379)
Cable and satellite television distribution rights, net	$764	905

Schedule of Expected Amortization Expense	As of March 31, 2013, related amortization expense for each of the next five years ended December 31 was as follows (in millions):

Remainder of 2013	$130
2014	168
2015	162
2016	161
2017	111
As of December 31, 2012, related amortization expense for each of the next five years ended December 31 was as follows (in millions):

2013	$166
2014	162
2015	159
2016	158
2017	107

Other Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Intangible Assets [Abstract]
Schedule of Acquired Intangible Assets by Class
Other intangible assets consisted of the following:

	March 31,		December 31,
	2013		2012
(in millions)	Gross cost	Accumulated amortization	Gross cost	Accumulated amortization
Purchased and internally developed software	$554	(340)	575	(352)
Affiliate and customer relationships	2,435	(1,661)	2,445	(1,624)
Debt origination fees	62	(18)	54	(18)
Trademarks (indefinite life)	2,429	—	2,429	—
	$5,480	(2,019)	5,503	(1,994)

Other intangible assets consisted of the following:

	December 31,				Weighted average remaining life (years)
	2012		2011
(in millions)	Gross cost	Accumulated amortization	Gross cost	Accumulated amortization

Purchased and internally developed software	$575	(352)	473	(307)	2.2
Affiliate and customer relationships	2,445	(1,624)	2,440	(1,446)	4.8
Debt origination fees	54	(18)	47	(11)	6.4
Trademarks (indefinite life)	2,429	—	2,428	—	—
	$5,503	(1,994)	5,388	(1,764)	4.3

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
As of March 31, 2013, the related amortization expense and interest expense for each of the next five years ended December 31 was as follows (in millions):

Remainder of 2013	$205
2014	261
2015	237
2016	185
2017	120
As of December 31, 2012, the amortization expense and interest expense for each of the next five years ended December 31 was as follows (in millions):

2013	$272
2014	260
2015	230
2016	181
2017	119

Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities
Accrued liabilities consisted of the following:

	March 31,	December 31,
(in millions)	2013	2012
Accounts payable non-trade	$195	264
Accrued compensation and benefits	93	100
Income taxes	95	154
Allowance for sales returns	69	92
Deferred revenue	67	85
Accrued interest	67	50
Liability for consigned goods sold	57	56
Sales and other taxes	40	62
Other	71	92
	$754	955

Accrued liabilities consisted of the following:

	December 31,
(in millions)	2012	2011
Accounts payable non-trade	$264	257
Income taxes	154	74
Accrued compensation and benefits	100	95
Allowance for sales returns	92	85
Deferred revenue	85	88
Sales and other taxes	62	41
Liability for consigned goods sold	56	69
Accrued interest	50	36
Other	92	72
	$955	817

Long-Term Debt and Interest Rate Swap Arrangements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt
Long-term debt consisted of the following:

	March 31,	December 31,
(in millions)	2013	2012
7.125% Senior Secured Notes due 2017	$376	500
7.5% Senior Secured Notes due 2019, net of original issue discount	760	988
7.375% Senior Secured Notes due 2020	500	500
5.125% Senior Secured Notes due 2022	500	500
4.375% Senior Secured Notes due 2023, net of original issue discount	750	—
5.95% Senior Secured Notes due 2043, net of original issue discount	300	—
Senior secured credit facility	328	903
Capital lease obligations	82	86
Total debt	3,596	3,477
Less current portion	(11)	(12)
Long-term portion of debt and capital lease obligations	$3,585	3,465

Long-term debt consisted of the following:

		December 31,
(in millions)	2012	2011
7.125% Senior Secured Notes	$500	500
7.5% Senior Secured Notes, net of original issue discount	988	986
7.375% Senior Secured Notes	500	500
5.125% Senior Secured Notes	500	—
Senior secured credit facility	903	434
Capital lease obligations	86	70
Total debt	3,477	2,490
Less current portion	(12)	(10)
Long-term portion of debt and capital lease obligations	$3,465	2,480

Schedule of annual principal debt maturities, excluding capital lease obligations, for each of the next five years	The annual principal debt maturities, excluding capital lease obligations, for each of the next five years is as follows (in millions):

2013	—
2014	—
2015	903
2016	—
2017	500

Leases and Transponder Service Agreements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Leases and Transponder Service Agreements [Abstract]
Future Minimum Lease Payments
Future minimum payments under noncancelable operating leases and capital transponder leases with initial terms of one year or more at March 31, 2013 consisted of the following:

(in millions)	Capital transponders	Operating leases
Remainder of 2013	$11	16
2014	11	15
2015	11	12
2016	10	8
2017	10	7
Thereafter	38	96
Total	$91	154

Future minimum payments under noncancelable operating leases and capital transponder leases with initial terms of one year or more at December 31, 2012 consisted of the following:

(in millions)	Capital transponders	Operating leases
Year ended December 31:
2013	$14	21
2014	12	14
2015	11	12
2016	10	9
2017	10	8
Thereafter	38	96
Total	$95	160

Stock Options and Other Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2012
Stock options | LINTA
Stock Options and Other Share-Based Payments
Schedule of stock option activity
A summary of the activity of the Liberty Incentive Plan with respect to the LINTA Options granted to QVC employees and officers as of and during the years ended December 31, 2012, 2011 and 2010 is presented below:

	Options	Weighted average exercise price	Aggregate intrinsic value (000s)	Weighted average remaining life (years)
Outstanding at January 1, 2010	11,158,534	$4.92	$66,109	6.2
Granted	3,459,829	12.97
Exercised	(1,810,458)	4.59
Forfeited	(434,559)	5.86
Outstanding at December 31, 2010	12,373,346	7.18	106,270	5.4
Granted	5,883,749	15.99
Exercised	(1,759,090)	5.41
Forfeited	(1,057,706)	7.76
Outstanding at December 31, 2011	15,440,299	10.70	85,216	5.1
Granted	5,373,916	16.44
Exercised	(5,037,685)	6.10
Option Exchange, granted	4,326,392	19.26
Option Exchange, exercised	(5,218,291)	14.48
Forfeited	(142,639)	12.85
Outstanding at December 31, 2012	14,741,992	14.53	75,897	4.6
Exercisable at December 31, 2012	5,528,824	$11.92	$42,899	3.8

Schedule of fair value assumptions
During the years ended December 31, 2012, 2011 and 2010, the fair value of each LINTA Option was determined as of the date of grant using the Black‑Scholes option pricing model with the following assumptions:

	2012	2011	2010
Weighted average expected volatility	41.9%	44.8%	46.4%
Expected term (years)	5.2	5.9	4.6
Risk free interest rate	0.8%	1.2%-2.5%	2.3%
Expected dividend yield	—	—	—

Stock options | LVNTA
Stock Options and Other Share-Based Payments
Schedule of stock option activity
A summary of the activity of the Liberty Incentive Plan with respect to the LVNTA Options granted to QVC employees and officers as of and during the year ended December 31, 2012 is presented below:

	Options	Weighted average exercise price	Aggregate intrinsic value (000's)	Weighted average remaining life (years)
Outstanding at January 1, 2012	—	$—	$—	—
Granted	328,617	36.82
Exercised	(59,967)	17.65
Option Exchange, granted	160,639	58.80
Option Exchange, exercised	(208,683)	36.01
Forfeited	—	—
Outstanding at December 31, 2012	220,606	58.80	1,977	4.6
Exercisable at December 31, 2012	59,967	$58.80	$537	3.6

Schedule of fair value assumptions
During the year ended December 31, 2012, the fair value of each LVNTA Option was determined as of the date of grant using the Black‑Scholes option pricing model with the following assumptions:

2012
Weighted average expected volatility	49.9%
Expected term (years)	4.9
Risk free interest rate	0.6%
Expected dividend yield	—

Restricted shares | LINTA
Stock Options and Other Share-Based Payments
Schedule of restricted stock activity
A summary of the activity of the Liberty Incentive Plan with respect to the LINTA restricted shares granted to QVC employees and officers as of and during the years ended December 31, 2012, 2011 and 2010 is presented below:

	Restricted Shares	Weighted average grant date fair value
Outstanding at January 1, 2010	1,315,310	$3.59
Granted	586,586	12.97
Lapsed	(322,077)	3.60
Forfeited	(61,650)	4.83
Outstanding at December 31, 2010	1,518,169	7.16
Granted	375,160	16.33
Lapsed	(443,478)	6.39
Forfeited	(139,379)	8.69
Outstanding at December 31, 2011	1,310,472	9.83
Granted	657,247	16.84
Lapsed	(490,150)	8.09
Forfeited	(23,421)	13.25
Outstanding at December 31, 2012	1,454,148	$12.75

Restricted shares | LVNTA
Stock Options and Other Share-Based Payments
Schedule of restricted stock activity
A summary of the activity of the Liberty Incentive Plan with respect to the LVNTA restricted shares granted to QVC employees and officers as of and during the year ended December 31, 2012 is presented below:

	Restricted Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2012	—	$—
Granted	66,350	31.72
Lapsed	(461)	22.78
Forfeited	(347)	36.75
Outstanding at December 31, 2012	65,542	$31.75

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of income tax expense (benefit)
Income tax expense (benefit) consisted of the following:

	Years ended December 31,
(in millions)	2012	2011	2010
Current:
U.S. federal	$369	313	282
State and local	23	28	(8)
Foreign jurisdiction	136	117	112
Total	528	458	386
Deferred:
U.S. federal	(121)	(97)	(87)
State and local	(7)	(15)	(4)
Foreign jurisdiction	(6)	(4)	(13)
Total	(134)	(116)	(104)
Total income tax expense	$394	342	282

Schedule of pre-tax income
Pre-tax income was as follows:

	Years ended December 31,
(in millions)	2012	2011	2010
QVC-U.S.	$865	785	663
QVC-Japan	253	199	187
QVC-Germany	29	32	27
QVC-U.K.	(17)	(2)	(6)
QVC-Italy	(49)	(60)	(38)
Consolidated QVC	$1,081	954	833

Schedule of differences in the total income tax expense from the amounts computed by applying the U.S. federal income tax rate
Total income tax expense differs from the amounts computed by applying the U.S. federal income tax rate of 35% as a result of the following:

	Years ended December 31,
	2012	2011	2010
Provision at statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	1.0%	0.9%	(1.0)%
Foreign taxes	1.3%	1.3%	1.2%
Change in valuation allowance	—%	—%	(0.2)%
Foreign earnings repatriation	(1.1)%	(1.1)%	(1.0)%
Permanent differences	0.1%	—%	(0.5)%
Other, net	0.1%	(0.3)%	0.4%
Total income tax expense	36.4%	35.8%	33.9%

Schedule of tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities are presented below:

	December 31,
(in millions)	2012	2011
Deferred tax assets:
Accounts receivable, principally due to the allowance for doubtful accounts and related reserves for the uncollectible accounts	$29	31
Inventories, principally due to obsolescence reserves and additional costs of inventories for tax purposes pursuant to the Tax Reform Act of 1986	39	39
Allowance for sales returns	33	31
Deferred compensation	27	33
Unrecognized federal and state tax benefits	31	32
Accrued liabilities	29	27
Other	42	42
Subtotal	230	235
Valuation allowance	(1)	(1)
Total deferred tax assets	229	234
Deferred tax liabilities:
Depreciation and amortization	(1,455)	(1,579)
Cumulative translation of foreign currencies	(33)	(51)
Total deferred tax liabilities	(1,488)	(1,630)
Net deferred tax liability	$(1,259)	(1,396)

Schedule of the reconciliation of the beginning and ending amount of the liability for unrecognized tax benefits
A reconciliation of the 2012 beginning and ending amount of the liability for unrecognized tax benefits is as follows:

(in millions)
Balance at January 1, 2012	$99
Decreases related to prior year tax positions	(11)
Increases related to current year tax positions	10
Settlements	(2)
Lapse of statute	(1)
Balance at December 31, 2012	$95

Business Acquisitions and Investment in Affiliate (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisitions and Investment in Affiliate [Abstract]
Summary of preliminary fair value of identifiable assets and liabilities assumed
The following table summarizes the preliminary fair value of identifiable assets and liabilities assumed at the date of the STT and Oodle acquisitions (in millions):

Current Assets	$1
Intangible assets	35
Goodwill	21
Long-term liabilities	(17)
Net assets	$40

Assets and Liabilities Measured at Fair Value (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The Company's assets and liabilities measured or disclosed at fair value were as follows:

		Fair value measurements at March 31, 2013 using
(in millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Current assets:
Cash equivalents	$314	314	—	—
Long-term liabilities:
Debt (note 6)	3,703	—	3,703	—

		Fair value measurements at December 31, 2012 using
(in millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Curret assets:
Cash equivalents	$424	424	—	—
Interest rate swap arrangements (note 6)	1	—	1	—
Current liabilities:
Interest rate swap arrangements (note 6)	13	—	13	—
Long-term liabilities
Debt (note 6)	3,626	—	3,626	—

The Company's assets and liabilities measured or disclosed at fair value were as follows:

		Fair value measurements at December 31, 2012 using
(in millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Current assets:
Cash equivalents	$424	424	—	—
Interest rate swap arrangements (note 9)	1	—	1	—
Current liabilities:
Interest rate swap arrangements (note 9)	13	—	13	—
Long-term liabilities
Debt (note 9)	3,626	—	3,626	—

		Fair value measurements at December 31, 2011 using
(in millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Current assets:
Cash equivalents	$493	493	—	—
Long-term assets:
Interest rate swap arrangements (note 9)	2	—	2	—
Long-term liabilities:
Interest rate swap arrangements (note 9)	61	—	61	—
Debt (note 9)	2,636	—	2,636	—

Information about QVC's Operating Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Revenue and Adjusted OIBDA by Segment
Performance measures

	Three months ended March 31,		Three months ended March 31,
	2013		2012
(in millions)	Net revenue	Adjusted OIBDA	Net revenue	Adjusted OIBDA
QVC-U.S.	$1,297	291	1,240	270
QVC-Japan	256	54	289	63
QVC-Germany	250	43	247	46
QVC-U.K.	140	19	140	20
QVC-Italy	31	(3)	16	(9)
Consolidated QVC	$1,974	404	1,932	390

Years ended December 31,
	2012		2011		2010
(in millions)	Net revenue	Adjusted OIBDA	Net revenue	Adjusted OIBDA	Net revenue	Adjusted OIBDA
QVC-U.S.	$5,585	1,292	5,412	1,225	5,241	1,191
QVC-Japan	1,247	279	1,127	241	1,015	224
QVC-Germany	956	179	1,068	199	956	181
QVC-U.K.	641	104	626	111	599	109
QVC-Italy	87	(26)	35	(43)	2	(32)
Consolidated QVC	$8,516	1,828	8,268	1,733	7,813	1,673

Schedule of Depreciation and Amortization by Segment

	Three months ended March 31,		Three months ended March 31,
	2013		2012
(in millions)	Depreciation	Amortization	Depreciation	Amortization
QVC-U.S.	$13	88	13	80
QVC-Japan	3	2	4	3
QVC-Germany	8	9	9	8
QVC-U.K.	4	3	3	3
QVC-Italy	2	2	2	2
Consolidated QVC	$30	104	31	96

Years ended December 31,
	2012		2011		2010
(in millions)	Depreciation	Amortization	Depreciation	Amortization	Depreciation	Amortization
QVC-U.S.	$51	338	52	376	55	334
QVC-Japan	16	10	29	12	24	14
QVC-Germany	31	33	33	36	32	36
QVC-U.K.	21	12	13	11	14	11
QVC-Italy	7	7	8	4	3	—
Consolidated QVC	$126	400	135	439	128	395

Schedule of Capital Expenditures and Total Assets by Segment

	March 31,		December 31,
	2013		2012
(in millions)	Total assets	Capital expenditures	Total assets	Capital expenditures
QVC-U.S.	$10,216	14	10,541	88
QVC-Japan	819	11	969	105
QVC-Germany	1,043	5	1,064	25
QVC-U.K.	581	2	619	22
QVC-Italy	239	1	245	6
Consolidated QVC	$12,898	33	13,438	246

December 31,
	2012		2011
(in millions)	Total assets	Capital expenditures	Total assets	Capital expenditures
QVC-U.S.	$10,541	88	10,682	101
QVC-Japan	969	105	959	63
QVC-Germany	1,064	25	1,112	35
QVC-U.K.	619	22	577	53
QVC-Italy	245	6	240	7
Consolidated QVC	$13,438	246	13,570	259

Long-Lived Assets by Segment
Long-lived assets, net of accumulated depreciation, by geographic area were as follows:

	March 31,	December 31,
(in millions)	2013	2012
QVC-U.S.	$422	429
QVC-Japan	264	280
QVC-Germany	235	247
QVC-U.K.	119	128
QVC-Italy	44	47
Consolidated QVC	$1,084	1,131

Long-lived assets, net of accumulated depreciation, by geographic area were as follows:

	December 31,
(in millions)	2012	2011
QVC-U.S.	$429	432
QVC-Japan	280	224
QVC-Germany	247	233
QVC-U.K.	128	143
QVC-Italy	47	52
Consolidated QVC	$1,131	1,084

Reconciliation of Adjusted OIBDA to Income before Income Taxes
The following table provides a reconciliation of Adjusted OIBDA to income before income taxes:

	Three months ended March 31,
(in millions)	2013	2012
Adjusted OIBDA	$404	390
Stock‑based compensation	(10)	(5)
Depreciation and amortization	(134)	(127)
Equity in earnings of investee	1	—
Gain on financial instruments	12	11
Interest expense	(63)	(55)
Interest income	—	1
Foreign currency (loss) gain	(1)	6
Loss on extinguishment of debt	(41)	—
Income before income taxes	$168	221

The following table provides a reconciliation of Adjusted OIBDA to income before income taxes:

	Years ended December 31,
(in millions)	2012	2011	2010
Consolidated Adjusted OIBDA	$1,828	1,733	1,673
Stock‑based compensation	(34)	(22)	(18)
Depreciation and amortization	(526)	(574)	(523)
(Loss) gain on investments	(4)	(2)	105
Gain on financial instruments	48	50	40
Interest expense	(235)	(231)	(415)
Interest income	2	2	2
Foreign currency gain (loss)	2	(2)	(8)
Other	—	—	(23)
Income before income taxes	$1,081	954	833

Guarantor/Non-guarantor Subsidiary Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Guarantor Non-guarantor Subsidiary Financial Information [Abstract]
Guarantor Non-guarantor Subsidiary Financial Information, Balance Sheets, Current Year

Condensed consolidated balance sheets

	March 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$3	168	268	—	439
Restricted cash	13	—	2	—	15
Accounts receivable, net	532	—	243	—	775
Inventories	699	—	236	—	935
Deferred income taxes	135	—	20	—	155
Prepaid expenses	22	—	28	—	50

Total current assets	1,404	168	797	—	2,369
Property, plant and equipment, net	243	66	775	—	1,084
Cable and satellite television distribution rights, net	—	589	133	—	722
Goodwill	4,169	—	1,010	—	5,179
Other intangible assets, net	1,245	2,049	167	—	3,461
Other noncurrent assets	16	—	67	—	83
Investments in subsidiaries	3,599	1,750	—	(5,349)	—

Total assets	$10,676	4,622	2,949	(5,349)	12,898

Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	9	—	11
Accounts payable-trade	210	—	212	—	422
Accrued liabilities	264	95	395	—	754
Intercompany accounts (receivable) payable	(368)	(315)	683	—	—

Total current liabilities	108	(220)	1,299	—	1,187
Long-term portion of debt and capital lease obligations	3,527	—	58	—	3,585
Deferred compensation	10	—	1	—	11
Deferred income taxes	423	952	(8)	—	1,367
Other long-term liabilities	136	—	22	—	158

Total liabilities	4,204	732	1,372	—	6,308

Equity:
QVC, Inc. shareholder's equity	6,472	3,890	1,459	(5,349)	6,472
Noncontrolling interest	—	—	118	—	118

Total equity	6,472	3,890	1,577	(5,349)	6,590

Total liabilities and equity	$10,676	4,622	2,949	(5,349)	12,898

Condensed consolidated balance sheets

December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$75	165	300	—	540
Restricted cash	13	—	2	—	15
Accounts receivable, net	747	—	308	—	1,055
Inventories	691	—	218	—	909
Deferred income taxes	131	—	20	—	151
Prepaid expenses	19	—	34	—	53
Total current assets	1,676	165	882	—	2,723
Property, plant and equipment, net	247	67	817	—	1,131
Cable and satellite television distribution rights, net	—	618	146	—	764
Goodwill	4,169	—	1,065	—	5,234
Other intangible assets, net	1,280	2,049	180	—	3,509
Other noncurrent assets	14	—	63	—	77
Investments in subsidiaries	3,789	1,838	—	(5,627)	—
Total assets	$11,175	4,737	3,153	(5,627)	13,438
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	10	—	12
Accounts payable-trade	324	—	242	—	566
Accrued liabilities	402	106	447	—	955
Intercompany accounts (receivable) payable	(226)	(411)	637	—	—
Total current liabilities	502	(305)	1,336	—	1,533
Long-term portion of debt and capital lease obligations	3,404	—	61	—	3,465
Deferred compensation	11	—	1	—	12
Deferred income taxes	431	964	15	—	1,410
Other long-term liabilities	137	17	30	—	184
Total liabilities	4,485	676	1,443	—	6,604
Equity:
QVC, Inc. shareholder's equity	6,690	4,061	1,566	(5,627)	6,690
Noncontrolling interest	—	—	144	—	144
Total equity	6,690	4,061	1,710	(5,627)	6,834
Total liabilities and equity	$11,175	4,737	3,153	(5,627)	13,438

Guarantor Non-guarantor Subsidiary Financial Information, Balance Sheets, Prior Year
Condensed consolidated balance sheets

December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$75	165	300	—	540
Restricted cash	13	—	2	—	15
Accounts receivable, net	747	—	308	—	1,055
Inventories	691	—	218	—	909
Deferred income taxes	131	—	20	—	151
Prepaid expenses	19	—	34	—	53
Total current assets	1,676	165	882	—	2,723
Property, plant and equipment, net	247	67	817	—	1,131
Cable and satellite television distribution rights, net	—	618	146	—	764
Goodwill	4,169	—	1,065	—	5,234
Other intangible assets, net	1,280	2,049	180	—	3,509
Other noncurrent assets	14	—	63	—	77
Investments in subsidiaries	3,789	1,838	—	(5,627)	—
Total assets	$11,175	4,737	3,153	(5,627)	13,438
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	10	—	12
Accounts payable-trade	324	—	242	—	566
Accrued liabilities	402	106	447	—	955
Intercompany accounts (receivable) payable	(226)	(411)	637	—	—
Total current liabilities	502	(305)	1,336	—	1,533
Long-term portion of debt and capital lease obligations	3,404	—	61	—	3,465
Deferred compensation	11	—	1	—	12
Deferred income taxes	431	964	15	—	1,410
Other long-term liabilities	137	17	30	—	184
Total liabilities	4,485	676	1,443	—	6,604
Equity:
QVC, Inc. shareholder's equity	6,690	4,061	1,566	(5,627)	6,690
Noncontrolling interest	—	—	144	—	144
Total equity	6,690	4,061	1,710	(5,627)	6,834
Total liabilities and equity	$11,175	4,737	3,153	(5,627)	13,438

Condensed consolidated balance sheets

December 31, 2011
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$3	223	334	—	560
Restricted cash	15	—	—	—	15
Accounts receivable, net	721	—	299	—	1,020
Inventories	693	—	213	—	906
Deferred income taxes	116	—	22	—	138
Prepaid expenses	27	—	27	—	54
Total current assets	1,575	223	895	—	2,693
Property, plant and equipment, net	247	66	771	—	1,084
Cable and satellite television distribution rights, net	—	724	181	—	905
Goodwill	4,169	—	1,070	—	5,239
Other intangible assets, net	1,443	2,049	132	—	3,624
Other noncurrent assets	13	—	12	—	25
Investments in subsidiaries	3,884	1,168	—	(5,052)	—
Total assets	$11,331	4,230	3,061	(5,052)	13,570
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	8	—	10
Accounts payable-trade	257	—	234	—	491
Accrued liabilities	348	69	400	—	817
Intercompany accounts (receivable) payable	(300)	(307)	607	—	—
Total current liabilities	307	(238)	1,249	—	1,318
Long-term portion of debt and capital lease obligations	2,435	—	45	—	2,480
Deferred compensation	11	—	—	—	11
Deferred income taxes	489	1,002	43	—	1,534
Other long-term liabilities	199	1	8	—	208
Total liabilities	3,441	765	1,345	—	5,551
Equity:
QVC, Inc. shareholder's equity	7,890	3,465	1,587	(5,052)	7,890
Noncontrolling interest	—	—	129	—	129
Total equity	7,890	3,465	1,716	(5,052)	8,019
Total liabilities and equity	$11,331	4,230	3,061	(5,052)	13,570

Guarantor Non-guarantor Subsidiary Financial Information, Statements of Operations, Current Year
Condensed consolidated statements of operations

Three months ended March 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$1,368	183	654	(231)	1,974
Cost of goods sold	854	25	434	(61)	1,252
Gross profit	514	158	220	(170)	722
Operating expenses:
Operating	45	46	82	—	173
Selling, general and administrative, including stock-based compensation	235	—	90	(170)	155
Depreciation	10	1	19	—	30
Amortization of intangible assets	51	34	19	—	104
Intercompany management expense (income)	17	(4)	(13)	—	—
	358	77	197	(170)	462
Operating income	156	81	23	—	260
Other income (expense):
Equity in earnings of investee	—	—	1	—	1
Gain on financial instruments	12	—	—	—	12
Interest expense	(62)	—	(1)	—	(63)
Foreign currency (loss) gain	(1)	(1)	1	—	(1)
Loss on extinguishment of debt	(41)	—	—	—	(41)
Intercompany interest (expense) income	(3)	12	(9)	—	—
	(95)	11	(8)	—	(92)
Income before income taxes	61	92	15	—	168
Income tax expense	(10)	(28)	(24)	—	(62)
Equity in earnings of subsidiaries, net of tax	55	16	—	(71)	—
Net income (loss)	106	80	(9)	(71)	106
Less net income attributable to the noncontrolling interest	(12)	—	(12)	12	(12)
Net income (loss) attributable to QVC, Inc. shareholder	$94	80	(21)	(59)	94

Condensed consolidated statements of operations

Year ended December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$5,884	819	2,847	(1,034)	8,516
Cost of goods sold	3,713	116	1,872	(282)	5,419
Gross profit	2,171	703	975	(752)	3,097
Operating expenses:
Operating	173	206	336	—	715
Selling, general and administrative, including stock based compensation	1,002	1	337	(752)	588
Depreciation	35	4	87	—	126
Amortization of intangible assets	204	130	66	—	400
Intercompany management expense (income)	60	(14)	(46)	—	—
	1,474	327	780	(752)	1,829
Operating income	697	376	195	—	1,268
Other income (expense):
Loss on investments	—	—	(4)	—	(4)
Gain on financial instruments	48	—	—	—	48
Interest expense	(233)	—	(2)	—	(235)
Interest income	—	—	2	—	2
Foreign currency (loss) gain	(10)	4	8	—	2
Intercompany interest (expense) income	(13)	51	(38)	—	—
	(208)	55	(34)	—	(187)
Income before income taxes	489	431	161	—	1,081
Income tax expense	(116)	(141)	(137)	—	(394)
Equity in earnings of subsidiaries, net of tax	251	93	—	(344)	—
Net income (loss)	624	383	24	(344)	687
Less net income attributable to the noncontrolling interest	—	—	(63)	—	(63)
Net income (loss) attributable to QVC, Inc. shareholder	$624	383	(39)	(344)	624

Guarantor Non-guarantor Subsidiary Financial Information, Statements of Operations, Prior Year
Condensed consolidated statements of operations

Three months ended March 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$1,310	172	672	(222)	1,932
Cost of goods sold	822	28	439	(59)	1,230
Gross profit	488	144	233	(163)	702
Operating expenses:
Operating	42	44	89	—	175
Selling, general and administrative, including stock-based compensation	224	1	80	(163)	142
Depreciation	9	1	21	—	31
Amortization of intangible assets	48	32	16	—	96
Intercompany management (income) expense	(4)	3	1	—	—
	319	81	207	(163)	444
Operating income	169	63	26	—	258
Other income (expense):
Gain on financial instruments	11	—	—	—	11
Interest expense	(55)	—	—	—	(55)
Interest income	—	—	1	—	1
Foreign currency (loss) gain	(2)	4	4	—	6
Intercompany interest (expense) income	(3)	13	(10)	—	—
	(49)	17	(5)	—	(37)
Income before income taxes	120	80	21	—	221
Income tax expense	(34)	(25)	(23)	—	(82)
Equity in earnings of subsidiaries, net of tax	53	12	—	(65)	—
Net income (loss)	139	67	(2)	(65)	139
Less net income attributable to the noncontrolling interest	(14)	—	(14)	14	(14)
Net income (loss) attributable to QVC, Inc. shareholder	$125	67	(16)	(51)	125

Condensed consolidated statements of operations

Year ended December 31, 2011
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$5,684	790	2,789	(995)	8,268
Cost of goods sold	3,580	120	1,833	(255)	5,278
Gross profit	2,104	670	956	(740)	2,990
Operating expenses:
Operating	191	201	352	—	744
Selling, general and administrative, including stock based compensation	947	—	328	(740)	535
Depreciation	36	4	95	—	135
Amortization of intangible assets	242	133	64	—	439
Intercompany management expense (income)	89	(27)	(62)	—	—
	1,505	311	777	(740)	1,853
Operating income	599	359	179	—	1,137
Other income (expense):
Loss on investments	—	—	(2)	—	(2)
Gain on financial instruments	50	—	—	—	50
Interest expense	(230)	—	(1)	—	(231)
Interest income	—	—	2	—	2
Foreign currency (loss) gain	(3)	(2)	3	—	(2)
Intercompany interest (expense) income	(9)	53	(44)	—	—
	(192)	51	(42)	—	(183)
Income before income taxes	407	410	137	—	954
Income tax expense	(110)	(124)	(108)	—	(342)
Equity in earnings of subsidiaries, net of tax	263	70	—	(333)	—
Net income (loss)	560	356	29	(333)	612
Less net income attributable to the noncontrolling interest	—	—	(52)	—	(52)
Net income (loss) attributable to QVC, Inc. shareholder	$560	356	(23)	(333)	560

Condensed consolidated statements of operations

Year ended December 31, 2010
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$5,480	783	2,529	(979)	7,813
Cost of goods sold	3,478	121	1,663	(254)	5,008
Gross profit	2,002	662	866	(725)	2,805
Operating expenses:
Operating	185	202	314	—	701
Selling, general and administrative, including stock based compensation	887	1	286	(725)	449
Depreciation	37	5	86	—	128
Amortization of intangible assets	197	135	63	—	395
Intercompany management expense (income)	105	(33)	(72)	—	—
	1,411	310	677	(725)	1,673
Operating income	591	352	189	—	1,132
Other income (expense):
(Loss) gain on investments	(27)	—	132	—	105
Gain on financial instruments	40	—	—	—	40
Interest expense	(414)	—	(1)	—	(415)
Interest income	—	—	2	—	2
Foreign currency (loss) gain	(6)	(9)	7	—	(8)
Other expense	(22)	—	(1)	—	(23)
Intercompany interest (expense) income	(6)	51	(45)	—	—
	(435)	42	94	—	(299)
Income before income taxes	156	394	283	—	833
Income tax expense	(9)	(122)	(151)	—	(282)
Equity in earnings of subsidiaries, net of tax	357	78	—	(435)	—
Net income (loss)	504	350	132	(435)	551
Less net income attributable to the noncontrolling interest	—	—	(47)	—	(47)
Net income (loss) attributable to QVC, Inc. shareholder	$504	350	85	(435)	504

Guarantor Non-guarantor Subsidiary Financial Information, Comprehensive Income (Loss), Current Year

Condensed consolidated statements of comprehensive income (loss)

	Three months ended March 31, 2013
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$106	80	(9)	(71)	106
Foreign currency translation adjustments	(91)	—	(91)	91	(91)

Total comprehensive income (loss)	15	80	(100)	20	15
Comprehensive loss (income) attributable to noncontrolling interest	1	—	1	(1)	1

Comprehensive income (loss) attributable to QVC, Inc. shareholder	16	80	(99)	19	16

Consolidated statements of comprehensive income (loss)

December 31, 2012
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$624	383	24	(344)	687
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	—	—	(27)	—	(27)
Total comprehensive income (loss)	624	383	(3)	(344)	660
Comprehensive income attributable to noncontrolling interest	—	—	(44)	—	(44)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	624	383	(47)	(344)	616

Guarantor Non-guarantor Subsidiary Financial Information, Comprehensive Income (Loss), Prior Year

Condensed consolidated statements of comprehensive income (loss)

	Three months ended March 31, 2012
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$139	67	(2)	(65)	139
Foreign currency translation adjustments	13	—	13	(13)	13

Total comprehensive income (loss)	152	67	11	(78)	152
Comprehensive loss (income) attributable to noncontrolling interest	(4)	—	(4)	4	(4)

Comprehensive income (loss) attributable to QVC, Inc. shareholder	148	67	7	(74)	148

Consolidated statements of comprehensive income (loss)

December 31, 2011
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$560	356	29	(333)	612
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	—	—	(10)	—	(10)
Total comprehensive income (loss)	560	356	19	(333)	602
Comprehensive income attributable to noncontrolling interest	—	—	(57)	—	(57)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	560	356	(38)	(333)	545

Consolidated statements of comprehensive income (loss)

December 31, 2010
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$504	350	132	(435)	551
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	—	—	(39)	—	(39)
Cash flow hedging derivatives	46	—	—	—	46
Unrealized loss on investment	(77)	—	—	—	(77)
Total other comprehensive loss	(31)	—	(39)	—	(70)
Total comprehensive income (loss)	473	350	93	(435)	481
Comprehensive income attributable to noncontrolling interest	—	—	(62)	—	(62)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	473	350	31	(435)	419

Guarantor Non-guarantor Subsidiary Financial Information, Schedule of Cash Flows, Current Year
Condensed consolidated statements of cash flows

Three months ended March 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by (used in) operating activities	101	77	(3)	—	175
Investing activities:
Capital expenditures, net	(8)	—	(25)	—	(33)
Expenditures for cable and satellite television distribution rights	—	(24)	(1)	—	(25)
Changes in other noncurrent assets and liabilities	(3)	2	(3)	—	(4)
Intercompany investing activities	245	104	—	(349)	—
Net cash provided by (used in) investing activities	234	82	(29)	(349)	(62)
Financing activities:
Principal payments of debt and capital lease obligations	(1,167)	—	(1)	—	(1,168)
Principal borrowings of debt from senior secured credit facility	240	—	—	—	240
Proceeds from issuance of senior secured notes	1,050	—	—	—	1,050
Payment of debt origination fees	(14)	—	—	—	(14)
Payment of bond premium fees	(33)	—	—	—	(33)
Other financing activities	4	—	—	—	4
Dividends paid to Liberty, net	(244)	—	—	—	(244)
Dividends paid to noncontrolling interest	—	—	(25)	—	(25)
Net short-term intercompany debt (repayments) borrowings	(142)	96	46	—	—
Intercompany financing activities	(101)	(252)	4	349	—
Net cash (used in) provided by financing activities	(407)	(156)	24	349	(190)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(24)	—	(24)
Net (decrease) increase in cash and cash equivalents	(72)	3	(32)	—	(101)
Cash and cash equivalents, beginning of year	75	165	300	—	540
Cash and cash equivalents, end of year	3	168	268	—	439

Condensed consolidated statements of cash flows

Year ended December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	618	413	175	—	1,206
Investing activities:
Capital expenditures, net	(69)	(5)	(172)	—	(246)
Expenditures for cable and satellite television distribution rights	—	(1)	(1)	—	(2)
Cash paid for joint ventures and acquisitions of businesses, net of cash received	—	—	(95)	—	(95)
Decrease in restricted cash	2	—	—	—	2
Changes in other noncurrent assets and liabilities	(14)	(1)	12	—	(3)
Intercompany investing activities	346	217	—	(563)	—
Net cash provided by (used in) investing activities	265	210	(256)	(563)	(344)
Financing activities:
Principal payments of debt and capital lease obligations	(1,237)	—	(9)	—	(1,246)
Principal borrowings of debt	1,717	—	—	—	1,717
Proceeds from issuance of senior secured notes	500	—	—	—	500
Payment of debt origination fees	(7)	—	—	—	(7)
Other financing activities	20	—	—	—	20
Dividends paid to Liberty, net	(1,817)	—	—	—	(1,817)
Dividends paid to noncontrolling interest	—	—	(29)	—	(29)
Net short-term intercompany debt borrowings (repayments)	74	(104)	30	—	—
Intercompany financing activities	(61)	(577)	75	563	—
Net cash (used in) provided by financing activities	(811)	(681)	67	563	(862)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(20)	—	(20)
Net increase (decrease) in cash and cash equivalents	72	(58)	(34)	—	(20)
Cash and cash equivalents, beginning of year	3	223	334	—	560
Cash and cash equivalents, end of year	75	165	300	—	540

Guarantor Non-guarantor Subsidiary Financial Information, Schedule of Cash Flows, Prior Year
Condensed consolidated statements of cash flows

Three months ended March 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	264	83	54	—	401
Investing activities:
Capital expenditures, net	(7)	(1)	(37)	—	(45)
Expenditures for cable and satellite television distribution rights	—	(1)	(1)	—	(2)
Cash paid for acquisitions of businesses, net of cash received	—	—	(16)	—	(16)
Changes in other noncurrent assets and liabilities	2	(1)	(1)	—	—
Intercompany investing activities	135	121	—	(256)	—
Net cash provided by (used in) investing activities	130	118	(55)	(256)	(63)
Financing activities:
Principal payments of debt and capital lease obligations	(315)	—	(4)	—	(319)
Principal borrowings of debt from senior secured credit facility	275	—	—	—	275
Dividends paid to Liberty, net	(238)	—	—	—	(238)
Dividends paid to noncontrolling interest	—	—	(29)	—	(29)
Net short-term intercompany debt (repayments) borrowings	(89)	28	61	—	—
Intercompany financing activities	—	(235)	(21)	256	—
Net cash (used in) provided by financing activities	(367)	(207)	7	256	(311)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(9)	—	(9)
Net increase (decrease) in cash and cash equivalents	27	(6)	(3)	—	18
Cash and cash equivalents, beginning of year	3	223	334	—	560
Cash and cash equivalents, end of year	30	217	331	—	578

Condensed consolidated statements of cash flows

Year ended December 31, 2011
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	328	380	110	—	818
Investing activities:
Capital expenditures, net	(87)	(8)	(164)	—	(259)
Expenditures for cable and satellite television distribution rights	—	(2)	—	—	(2)
Decrease in restricted cash	1	—	—	—	1
Changes in other noncurrent assets and liabilities	12	—	(8)	—	4
Intercompany investing activities	382	190	—	(572)	—
Net cash provided by (used in) investing activities	308	180	(172)	(572)	(256)
Financing activities:
Principal payments of debt and capital lease obligations	(825)	—	(12)	—	(837)
Principal borrowings of debt	465	—	—	—	465
Dividends paid to Liberty, net	(205)	—	—	—	(205)
Dividends paid to noncontrolling interest	—	—	(50)	—	(50)
Net short-term intercompany debt (repayments) borrowings	(83)	93	(10)	—	—
Intercompany financing activities	(29)	(590)	47	572	—
Net cash (used in) provided by financing activities	(677)	(497)	(25)	572	(627)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	4	—	4
Net (decrease) increase in cash and cash equivalents	(41)	63	(83)	—	(61)
Cash and cash equivalents, beginning of year	44	160	417	—	621
Cash and cash equivalents, end of year	3	223	334	—	560
Condensed consolidated statements of cash flows

Year ended December 31, 2010
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	773	371	60	—	1,204
Investing activities:
Capital expenditures, net	(25)	(1)	(194)	—	(220)
Expenditures for cable and satellite television distribution rights	—	(2)	(2)	—	(4)
Proceeds from joint ventures and equity investees	—	—	220	—	220
Decrease in restricted cash	2	—	—	—	2
Changes in other noncurrent assets and liabilities	1	—	(8)	—	(7)
Intercompany investing activities	380	324	—	(704)	—
Net cash provided by (used in) investing activities	358	321	16	(704)	(9)
Financing activities:
Principal payments of debt and capital lease obligations	(4,131)	—	(11)	—	(4,142)
Principal borrowings of debt	1,905	—	—	—	1,905
Proceeds from issuance of senior secured notes	1,000	—	—	—	1,000
Payment of debt origination fees	(27)	—	—	—	(27)
Dividends paid to Liberty, net	(9)	—	—	—	(9)
Dividends paid to noncontrolling interest	—	—	(63)	—	(63)
Net short-term intercompany debt borrowings (repayments)	97	14	(111)	—	—
Intercompany financing activities	—	(739)	35	704	—
Net cash (used in) provided by financing activities	(1,165)	(725)	(150)	704	(1,336)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	14	—	14
Net decrease in cash and cash equivalents	(34)	(33)	(60)	—	(127)
Cash and cash equivalents, beginning of year	78	193	477	—	748
Cash and cash equivalents, end of year	44	160	417	—	621

Basis of Presentation (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended				12 Months Ended						12 Months Ended
	Aug. 31, 2012 item	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Senior secured credit facility	Mar. 31, 2013 Live Programming - U.S.	Dec. 31, 2012 Live Programming - U.S.	Mar. 31, 2013 Live Programming - Japan	Dec. 31, 2012 Live Programming - Japan	Mar. 31, 2013 Live Programming - Germany	Dec. 31, 2012 Live Programming - Germany	Mar. 31, 2013 Distribution - U.K.	Dec. 31, 2012 Distribution - U.K.	Mar. 31, 2013 Live Programming - U.K.	Dec. 31, 2012 Live Programming - U.K.	Mar. 31, 2013 Live Programming - Italy	Dec. 31, 2012 Live Programming - Italy	Mar. 31, 2013 Recorded Programming - Italy	Dec. 31, 2012 Recorded Programming - Italy	Mar. 31, 2013 Live Programming - CNRS	Mar. 31, 2013 Recorded Programming - CNRS	Mar. 31, 2013 CNR Home Shopping Co., Ltd.	Jul. 04, 2012 CNR Home Shopping Co., Ltd.	Dec. 31, 2012 CNR Home Shopping Co., Ltd. Live Programming - CNRS	Dec. 31, 2012 CNR Home Shopping Co., Ltd. Recorded Programming - CNRS	Mar. 31, 2013 QVC-Japan	Dec. 31, 2012 QVC-Japan	Mar. 31, 2013 HSN, Inc.	Dec. 31, 2012 HSN, Inc.	Dec. 31, 2012 Liberty
General business information
Hours of distribution per day								24 hours	24 hours	24 hours	24 hours	23 hours	24 hours	24 hours	24 hours	17 hours	17 hours	17 hours	17 hours	7 hours	7 hours	12 hours	12 hours			12 hours	12 hours
Days per year of programming								364 days	364 days
Equity method investment, ownership percentage																								49.00%	49.00%
Parent ownership in equity investment																														37.00%	37.00%
Number of new tracking stocks	2
Cash attributed to new tracking stock																																$ 1,350,000,000
Amount of dividend paid by the entity to parent				1,150,000,000
Amount borrowed							800,000,000
Outstanding amount of borrowing							870,000,000
Undrawn availability		1,700,000,000		1,100,000,000			1,100,000,000
Number of shares of common stock authorized				1	1
Number of shares of common stock outstanding				1	1
Investment owned, percent of net assets																												60.00%	60.00%
Noncontrolling interest, ownership percentage by noncontrolling owners																												40.00%	40.00%
Noncontrolling interests				144,000,000	129,000,000
Dividend paid to noncontrolling interest		$ 25,000,000	$ 29,000,000	$ 29,000,000	$ 50,000,000	$ 63,000,000

Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents
Cash equivalents	$ 424	$ 493
Capitalized interest
Capitalized interest	$ 2	$ 2	$ 5
Internally developed software
Estimated useful life	4 years 3 months 18 days
Computer software and internal software development costs
Internally developed software
Estimated useful life	3 years

Summary of Significant Accounting Policies (Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Goodwill [Roll Forward]
Balance at beginning of the period	$ 5,239	$ 5,247	$ 5,179
Reallocation and exchange rate fluctuations		(8)
Acquisitions and exchange rate fluctuations	(5)
Balance at the end of the period	5,234	5,239	5,179
QVC-Domestic
Goodwill [Roll Forward]
Balance at beginning of the period		4,315
Reallocation and exchange rate fluctuations		(4,315)
QVC-International
Goodwill [Roll Forward]
Balance at beginning of the period		932
Reallocation and exchange rate fluctuations		(932)
QVC-U.S.
Goodwill [Roll Forward]
Balance at beginning of the period	4,169		4,190
Reallocation and exchange rate fluctuations		4,169
Acquisitions and exchange rate fluctuations	21
Balance at the end of the period	4,190	4,169	4,190
QVC-U.K.
Goodwill [Roll Forward]
Balance at beginning of the period	203		198
Reallocation and exchange rate fluctuations		203
Acquisitions and exchange rate fluctuations	9
Balance at the end of the period	212	203	198
QVC-Germany
Goodwill [Roll Forward]
Balance at beginning of the period	328		325
Reallocation and exchange rate fluctuations		328
Acquisitions and exchange rate fluctuations	6
Balance at the end of the period	334	328	325
QVC-Japan
Goodwill [Roll Forward]
Balance at beginning of the period	393		321
Reallocation and exchange rate fluctuations		393
Acquisitions and exchange rate fluctuations	(44)
Balance at the end of the period	349	393	321
QVC-Italy
Goodwill [Roll Forward]
Balance at beginning of the period	146		145
Reallocation and exchange rate fluctuations		146
Acquisitions and exchange rate fluctuations	3
Balance at the end of the period	$ 149	$ 146	$ 145

Summary of Significant Accounting Policies ( stock-based compensation) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue recognition
Maximum period to allow customers to return merchandise after the date of shipment				30 days
Aggregate reduction in net revenue due to returns				$ 1,965	$ 1,900	$ 1,739
Advertising costs
Advertising costs				91	81	56
Stock-based compensation
Stock based compensation expense	10	5		34	22	18
Impairment of long-lived assets
Impairment of CRM assets			47
Derivatives
Changes in fair value of these interest rate swaps				$ 48	$ 50	$ 37
Business acquisitions
Maximum period from the acquisition date for finalization of provisional estimate				1 year

Summary of Significant Accounting Policies (Narratives) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment in affiliate
Excess of the entity's cost on its underlying interest in the net assets of the affiliate allocated to broadcast license	$ 23
Excess of the entity's cost on its underlying interest in the net assets of the affiliate allocated to goodwill		$ 1

Distribution of Subsidiary (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 06, 2010 Commerce item
Distribution of Subsidiary
Percentage of distribution of interest					100.00%
Number of consolidated subsidiaries					1
Cash					$ 12
Goodwill	5,179	5,234	5,239	5,247	9
Other assets					10
Liabilities	(6,308)	(6,604)	(5,551)		(10)
Net book value					$ 21

Accounts Receivable (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable [Abstract]
Number of credit programs	2
Minimum number of installments to pay for items purchased under the QVC Easy-Pay Plan	2
Typical maximum number of additional monthly installments to be subsequently billed to the customer's credit card until the total purchase price of the products has been billed	5
Amount of noninterest bearing cash deposit recovered	$ 501
Net amount of finance income resulting from credit card operations
Finance charges earned on customers' account balances			81
Less service fees			(10)
Subtotal			71
Finance income under amended agreement	65	58	20
Net finance income	$ 65	$ 58	$ 91

Accounts Receivable (Details 2) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable
Accounts receivable, gross		$ 1,129	$ 1,099
Less allowance for doubtful accounts	(75)	(74)	(79)	(66)	(81)
Accounts receivable, net	775	1,055	1,020
QVC Easy-Pay plan
Accounts receivable
Accounts receivable, gross		816	808
Major credit card and other receivables
Accounts receivable
Accounts receivable, gross		$ 313	$ 291

Accounts Receivable (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Activity in the allowance for doubtful accounts
Balance beginning of year	$ 79	$ 66	$ 81	$ 75
Additions charged to expense	75	68	78
Deductions write-offs	(80)	(55)	(73)
Change in revolving credit card program			(20)
Balance end of year	$ 74	$ 79	$ 66	$ 75
Period for recognition of reserve for portfolio bad debt	5 years

Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 QVC-Japan	Dec. 31, 2012 QVC-UK	Dec. 31, 2012 Land	Dec. 31, 2011 Land	Dec. 31, 2012 Buildings and improvements	Dec. 31, 2011 Buildings and improvements	Dec. 31, 2012 Buildings and improvements Minimum	Dec. 31, 2012 Buildings and improvements Maximum	Dec. 31, 2012 Furniture and other equipment	Dec. 31, 2011 Furniture and other equipment	Dec. 31, 2012 Furniture and other equipment Minimum	Dec. 31, 2012 Furniture and other equipment Maximum	Dec. 31, 2012 Broadcast equipment	Dec. 31, 2011 Broadcast equipment	Dec. 31, 2012 Broadcast equipment Minimum	Dec. 31, 2012 Broadcast equipment Maximum	Dec. 31, 2012 Computer equipment	Dec. 31, 2011 Computer equipment	Dec. 31, 2012 Computer equipment Minimum	Dec. 31, 2012 Computer equipment Maximum	Dec. 31, 2012 Transponders	Dec. 31, 2011 Transponders	Dec. 31, 2012 Transponders Minimum	Dec. 31, 2012 Transponders Maximum	Dec. 31, 2012 Projects in progress	Dec. 31, 2011 Projects in progress
Property, Plant and Equipment
Property, plant and equipment, gross		$ 1,997	$ 1,897			$ 96	$ 104	$ 878	$ 834			$ 411	$ 408			$ 91	$ 83			$ 185	$ 167			$ 137	$ 150			$ 199	$ 151
Less accumulated depreciation	(857)	(866)	(813)
Property, plant and equipment, net	1,084	1,131	1,084
Estimated useful life										8 years	20 years			2 years	8 years			3 years	5 years			2 years	4 years			8 years	15 years
Total expected project cost				230
Cumulative cost of project				205
Cost of improvements					$ 50

Cable and Satellite Television Distribution Rights, Net (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-lived and Indefinite-lived Intangible Assets by Major Class [Line Items]
Cable and satellite television distribution rights	$ 5,480		$ 5,503	$ 5,388
Less accumulated amortization	2,019		1,994	1,764
Weighted average remaining life			4 years 3 months 18 days
Amortization of intangible assets	104	96	400	439	395
Cable and satellite television distribution rights
Finite-lived and Indefinite-lived Intangible Assets by Major Class [Line Items]
Cable and satellite television distribution rights	2,276		2,304	2,284
Less accumulated amortization	(1,554)		(1,540)	(1,379)
Cable and satellite television distribution rights, net	722		764	905
Weighted average remaining life			4 years 9 months 18 days
Amortization of intangible assets	$ 42	$ 41	$ 163	$ 167	$ 169

Cable and Satellite Television Distribution Rights, Net (Future Amortization Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	$ 272			$ 205
2014	260			261
2015	230			237
2016	181			185
2017	119			120
Maximum percentage share of each programming distributor in the United States in net sales of merchandise sold	5.00%
Commission expense	296	299	280
Cable and satellite television distribution rights
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	166
2014	162			168
2015	159			162
2016	158			161
2017	$ 107			$ 111

Other Intangible Assets, Net (Other Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross cost
Purchased and internally developed software	$ 554		$ 473	$ 575	$ 473
Affiliate and customer relationships	2,435		2,440	2,445	2,440
Debt origination fees	62		47	54	47
Trademarks (indefinite life)	2,429		2,428	2,429	2,428
Other intangible assets (excluding goodwill), gross	5,480		5,388	5,503	5,388
Accumulated amortization
Purchased and internally developed software	(340)		(307)	(352)	(307)
Affiliate and customer relationships	(1,661)		(1,446)	(1,624)	(1,446)
Debt origination fees	(18)		(11)	(18)	(11)
Other intangible assets (excluding goodwill), accumulated amortization	(2,019)		(1,764)	(1,994)	(1,764)
Weighted average remaining life
Purchased and internally developed software				2 years 2 months 12 days
Affiliate and customer relationships				4 years 9 months 18 days
Debt origination fees				6 years 4 months 24 days
Other intangible assets (excluding goodwill), Weighted average remaining life				4 years 3 months 18 days
Amortization of other intangible assets	62	55		237	272	226
Impairment of CRM assets			$ 47

Other Intangible Assets, Net (Future Amortization Expense) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remainder of 2013	$ 205	$ 272
2014	261	260
2015	237	230
2016	185	181
2017	$ 120	$ 119

Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities [Abstract]
Accounts payable non-trade	$ 195	$ 264	$ 257
Income taxes	95	154	74
Accrued compensation and benefits	93	100	95
Allowance for sales returns	69	92	85
Deferred revenue	67	85	88
Sales and other taxes	40	62	41
Liability for consigned goods sold	57	56	69
Accrued interest	67	50	36
Other	71	92	72
Accrued liabilities	$ 754	$ 955	$ 817

Long-Term Debt and Interest Rate Swap Arrangements (Debt) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 7.125% Senior Secured Notes	Dec. 31, 2012 7.125% Senior Secured Notes	Dec. 31, 2011 7.125% Senior Secured Notes	Mar. 23, 2010 7.125% Senior Secured Notes	Mar. 31, 2013 7.5% Senior Secured Notes, net of original issue discount	Dec. 31, 2012 7.5% Senior Secured Notes, net of original issue discount	Dec. 31, 2011 7.5% Senior Secured Notes, net of original issue discount	Sep. 25, 2009 7.5% Senior Secured Notes, net of original issue discount	Mar. 31, 2013 7.375% Senior Secured Notes	Dec. 31, 2012 7.375% Senior Secured Notes	Dec. 31, 2011 7.375% Senior Secured Notes	Mar. 23, 2010 7.375% Senior Secured Notes	Mar. 31, 2013 5.125% Senior Secured Notes	Dec. 31, 2012 5.125% Senior Secured Notes	Jul. 02, 2012 5.125% Senior Secured Notes	Mar. 31, 2013 Senior secured credit facility	Dec. 31, 2012 Senior secured credit facility	Dec. 31, 2011 Senior secured credit facility	Mar. 31, 2013 Capital lease obligations	Dec. 31, 2012 Capital lease obligations	Dec. 31, 2011 Capital lease obligations
Debt Instrument [Line Items]
Debt and capital lease obligations	$ 3,596	$ 3,477	$ 2,490	$ 376	$ 500	$ 500	$ 500	$ 760	$ 988	$ 986	$ 1,000	$ 500	$ 500	$ 500	$ 500	$ 500	$ 500	$ 500	$ 328	$ 903	$ 434	$ 82	$ 86	$ 70
Current portion of debt and capital lease obligations	(11)	(12)	(10)
Long-term portion of debt and capital lease obligations	$ 3,585	$ 3,465	$ 2,480

Long-Term Debt and Interest Rate Swap Arrangements (Narrative) (Details) (USD $)	3 Months Ended			12 Months Ended				12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2009 item	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2012	Sep. 02, 2010	Dec. 31, 2012 Pay fixed and receive variable 3 month LIBOR	Dec. 31, 2012 Pay variable 3 month LIBOR and receive fixed	Mar. 31, 2013 7.125% Senior Secured Notes due 2017	Dec. 31, 2012 7.125% Senior Secured Notes due 2017	Dec. 31, 2011 7.125% Senior Secured Notes due 2017	Mar. 23, 2010 7.125% Senior Secured Notes due 2017	Mar. 31, 2013 7.5% Senior Secured Notes due 2019, net of original issue discount	Dec. 31, 2012 7.5% Senior Secured Notes due 2019, net of original issue discount	Dec. 31, 2011 7.5% Senior Secured Notes due 2019, net of original issue discount	Sep. 25, 2009 7.5% Senior Secured Notes due 2019, net of original issue discount	Mar. 31, 2013 7.375% Senior Secured Notes due 2020	Dec. 31, 2012 7.375% Senior Secured Notes due 2020	Dec. 31, 2011 7.375% Senior Secured Notes due 2020	Mar. 23, 2010 7.375% Senior Secured Notes due 2020	Mar. 31, 2013 5.125% Senior Secured Notes due 2022	Dec. 31, 2012 5.125% Senior Secured Notes due 2022	Jul. 02, 2012 5.125% Senior Secured Notes due 2022
Debt Instrument [Line Items]
Debt and capital lease obligations	$ 3,596,000,000			$ 2,490,000,000		$ 3,477,000,000				$ 376,000,000	$ 500,000,000	$ 500,000,000	$ 500,000,000	$ 760,000,000	$ 988,000,000	$ 986,000,000	$ 1,000,000,000	$ 500,000,000	$ 500,000,000	$ 500,000,000	$ 500,000,000	$ 500,000,000	$ 500,000,000	$ 500,000,000
Debt instrument interest rate stated percentage										7.13%			7.13%	7.50%			7.50%	7.38%			7.38%	5.13%		5.13%
Debt issuance price percentage																	98.28%
Line of credit facility maximum borrowing capacity	2,000,000,000						2,000,000,000
Line of credit facility standby letter of credit	250,000,000						250,000,000
Debt instrument lower range of basis spread on variable rate	0.25%						0.50%
Debt instrument higher range of basis spread on variable rate	2.00%						3.00%
Line of credit facility remaining borrowing capacity	1,700,000,000					1,100,000,000
Five year maturities
2013						0
2014						0
2015						903,000,000
2016						0
2017						500,000,000
Number of interest rate swap arrangements entered into by the entity			7	7
Notional amount of interest rate swap arrangements			1,800,000,000	1,400,000,000
Fixed interest rate, minimum (as a percent)								2.98%	0.57%
Fixed interest rate, maximum (as a percent)								3.67%	0.95%
Variable rate basis								3 month LIBOR	3 month LIBOR
Variable interest rate (as a percent)								0.31%	0.31%
Interest rate derivatives at fair value net				59,000,000		12,000,000
Interest rate derivative liabilities at fair value				61,000,000		13,000,000
Interest rate derivative assets at fair value				2,000,000		1,000,000
Outstanding letters of credit				37,000,000		30,000,000
Loss on extinguishment of debt	$ (41,000,000)	$ 0			$ 22,000,000
Debt weighted average interest rate	5.80%					7.00%

Leases and Transponder Service Agreements (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010
Capital transponders
2013	$ 11		$ 14
2014	11		12
2015	11		11
2016	10		10
2017	10		10
Thereafter	38		38
Total	91		95
Operating leases
2013	16		21
2014	15		14
2015	12		12
2016	8		9
2017	7		8
Thereafter	96		96
Total	154		160
Number of U.S. satellites			2
Number of international satellites			4
Capital transponder monthly lease expense	1		1
Number of transponder agreements			9
Number of new agreements			2	2
Additional capital lease obligations			24	35
Capital leases income statement amortization expense	4	4	11	14	13
Imputed interest on capital lease	9		9
Operating leases rent expense net	$ 8	$ 7	$ 31	$ 24	$ 22
Term of operating lease			21 years

Stock Options and Other Share-Based Payments (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended
	Aug. 31, 2012 item	Dec. 31, 2012
Stock options
Number of tracking stocks resulting from the LINTA stock split	2
Number of LINTA shares for one LVNTA share	20
Liberty Incentive Plan | Stock options
Stock options
Term of awards	7 years
Vesting period	4 years
Number of equal semi-annual tranches	8
Unamortized value of unvested Eligible Options that were exercised		$ 25
Incremental compensation expense related to grant of new vested options		8
LINTA | Stock options
Stock options
Unamortized value of unvested Eligible Options that were exercised		23
Incremental compensation expense related to grant of new vested options		7
Incremental compensation expense related to grant of new unvested options		16
LVNTA | Stock options
Stock options
Unamortized value of unvested Eligible Options that were exercised		2
Incremental compensation expense related to grant of new vested options		1
Incremental compensation expense related to grant of new unvested options		$ 3

Stock Options and Other Share-Based Payments (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Liberty Incentive Plan | Stock options
Additional disclosures, stock options
Aggregate intrinsic value (in dollars)	$ 97,000,000	$ 20,000,000	$ 18,000,000
Liberty Incentive Plan | LINTA Exchange Option
Options
Granted (in shares)	4,326,392
Exercised (in shares)	(5,218,291)
Weighted average exercise price
Granted (in dollars per share)	$ 19.26
Exercised (in dollars per share)	$ 14.48
Additional disclosures, stock options
Weighted average fair value at date of grant (in dollars per share)	$ 6.94
Liberty Incentive Plan | LVNTA Exchange Option
Options
Granted (in shares)	160,639
Exercised (in shares)	(208,683)
Weighted average exercise price
Granted (in dollars per share)	$ 58.8
Exercised (in dollars per share)	$ 36.01
Additional disclosures, stock options
Weighted average fair value at date of grant (in dollars per share)	$ 25.69
LINTA | Stock options
Options
Outstanding at the beginning of the period (in shares)	15,440,299	12,373,346	11,158,534
Granted (in shares)	5,373,916	5,883,749	3,459,829
Exercised (in shares)	(5,037,685)	(1,759,090)	(1,810,458)
Forfeited (in shares)	(142,639)	(1,057,706)	(434,559)
Outstanding at the end of the period (in shares)	14,741,992	15,440,299	12,373,346	11,158,534
Exercisable at the end of the period (in shares)	5,528,824
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 10.7	$ 7.18	$ 4.92
Granted (in dollars per share)	$ 16.44	$ 15.99	$ 12.97
Exercised (in dollars per share)	$ 6.1	$ 5.41	$ 4.59
Forfeited (in dollars per share)	$ 12.85	$ 7.76	$ 5.86
Outstanding at the end of the period (in dollars per share)	$ 14.53	$ 10.7	$ 7.18	$ 4.92
Exercisable at the end of the period (in dollars per share)	$ 11.92
Aggregate intrinsic value
Outstanding at the end of the period (in dollars)	75,897,000	85,216,000	106,270,000	66,109,000
Exercisable at the end of the period (in dollars)	42,899,000
Weighted average remaining life
Outstanding at the end of the period	4 years 7 months 6 days	5 years 1 month 6 days	5 years 4 months 24 days	6 years 2 months 12 days
Exercisable at the end of the period	3 years 9 months 18 days
Additional disclosures, stock options
Weighted average fair value at date of grant (in dollars per share)	$ 6.66	$ 7.32	$ 5.38
LVNTA | Stock options
Options
Granted (in shares)	328,617
Exercised (in shares)	(59,967)
Outstanding at the end of the period (in shares)	220,606
Exercisable at the end of the period (in shares)	59,967
Weighted average exercise price
Granted (in dollars per share)	$ 36.82
Exercised (in dollars per share)	$ 17.65
Outstanding at the end of the period (in dollars per share)	$ 58.8
Exercisable at the end of the period (in dollars per share)	$ 58.8
Aggregate intrinsic value
Outstanding at the end of the period (in dollars)	1,977,000
Exercisable at the end of the period (in dollars)	$ 537,000
Weighted average remaining life
Outstanding at the end of the period	4 years 7 months 6 days
Exercisable at the end of the period	3 years 7 months 6 days
Additional disclosures, stock options
Weighted average fair value at date of grant (in dollars per share)	$ 15.22

Stock Options and Other Share-Based Payments (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Additional disclosures, stock options
Stock-based compensation expense (in dollars)	$ 10	$ 5	$ 34	$ 22	$ 18
Liberty Incentive Plan | Stock options
Additional disclosures, stock options
Annualized forfeiture rate (as a percent)			10.00%
Stock-based compensation expense (in dollars)			29	18	15
Total unrecognized compensation cost related to unvested options, net of estimated forfeitures			$ 64
LINTA | Stock options
Assumptions used to determine the fair value of options as of the date of grant using the Black Scholes option pricing model
Weighted average expected volatility (as a percent)			41.90%	44.80%	46.40%
Expected term			5 years 2 months 12 days	5 years 10 months 24 days	4 years 7 months 6 days
Risk free interest rate (as a percent)			0.80%		2.30%
Risk free interest rate, minimum (as a percent)				1.20%
Risk free interest rate, maximum (as a percent)				2.50%
Additional disclosures, stock options
Weighted average life			4 years	4 years 1 month 6 days	4 years 10 months 24 days
LVNTA | Stock options
Assumptions used to determine the fair value of options as of the date of grant using the Black Scholes option pricing model
Weighted average expected volatility (as a percent)			49.90%
Expected term			4 years 10 months 24 days
Risk free interest rate (as a percent)			0.60%
Expected dividend yield (as a percent)			0.00%
Additional disclosures, stock options
Weighted average life			5 years 7 months 6 days

Stock Options and Other Share-Based Payments (Details 4) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Additional disclosures, restricted stock plan
Stock-based compensation expense (in dollars)	$ 10	$ 5	$ 34	$ 22	$ 18
Restricted shares
Additional disclosures, restricted stock plan
Stock-based compensation expense (in dollars)			5	4	3
Total unrecognized compensation cost (in dollars)			$ 12
LINTA | Restricted shares
Restricted Shares
Outstanding at the beginning of the period (in shares)		1,310,472	1,310,472	1,518,169	1,315,310
Granted (in shares)			657,247	375,160	586,586
Lapsed (in shares)			(490,150)	(443,478)	(322,077)
Forfeited (in shares)			(23,421)	(139,379)	(61,650)
Outstanding at the end of the period (in shares)			1,454,148	1,310,472	1,518,169
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)		$ 9.83	$ 9.83	$ 7.16	$ 3.59
Granted (in dollars per share)			$ 16.84	$ 16.33	$ 12.97
Lapsed (in dollars per share)			$ 8.09	$ 6.39	$ 3.6
Forfeited (in dollars per share)			$ 13.25	$ 8.69	$ 4.83
Outstanding at the end of the period (in dollars per share)			$ 12.75	$ 9.83	$ 7.16
Additional disclosures, restricted stock plan
Weighted average life			2 years 6 months	2 years 1 month 6 days	2 years 7 months 6 days
LVNTA | Restricted shares
Restricted Shares
Granted (in shares)			66,350
Lapsed (in shares)			(461)
Forfeited (in shares)			(347)
Outstanding at the end of the period (in shares)			65,542
Weighted average grant date fair value
Granted (in dollars per share)			$ 31.72
Lapsed (in dollars per share)			$ 22.78
Forfeited (in dollars per share)			$ 36.75
Outstanding at the end of the period (in dollars per share)			$ 31.75
Additional disclosures, restricted stock plan
Weighted average life			2 years 3 months 18 days

Retirement, Savings and Deferred Compensation Plans (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Jan. 02, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Plan
Interest rate on amounts deferred before December 31, 2005 through a future date originally specified by the employee (as a percent)		12.00%
Variable rate basis for accrual of interest after future date originally specified by the employee on amounts deferred before December 31, 2005		prime lending rate
Interest rate margin for accrual of interest after future date originally specified by the employee on amounts deferred before December 31, 2005 (as a percent)		3.00%
Variable rate basis for accrual of interest after December 31, 2005		prime lending rate
Interest rate margin for accrual of interest after December 31, 2005 (as a percent)		3.00%
QVC-U.S.
Defined contribution plans
Period of employee service for beginning of employer contributions		1 year
Employer match of employee contributions up to 6% of eligible compensation (as a percent)	100.00%	100.00%
Cost charged to expense, net of forfeitures		$ 11	$ 11	$ 11
QVC-U.S. | Maximum
Defined contribution plans
Percentage of employee's eligible compensation matched by the entity	6.00%	6.00%
QVC-Germany
Defined contribution plans
Cost charged to expense, net of forfeitures		1	1	1
Period of employee service to become eligible for participation under the plan		6 months
Contribution rate of employer on eligible annual employee's salary not exceeding the annual social security ceiling (as a percent)		3.00%
Contribution rate of employer on eligible annual employee's salary exceeding the annual social security ceiling (as a percent)		9.00%
QVC-U.K.
Defined contribution plans
Percentage of employee's eligible compensation matched by the entity		8.00%	8.00%	8.00%
Cost charged to expense, net of forfeitures		$ 4	$ 3	$ 2
Period of employee service to become eligible for participation under the plan		3 months
Minimum employee contribution to the plan (as a percent)		4.00%

Income Taxes (Income tax expense (benefit) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
U.S. federal			$ 369	$ 313	$ 282
State and local			23	28	(8)
Foreign jurisdiction			136	117	112
Total			528	458	386
Deferred:
U.S. federal			(121)	(97)	(87)
State and local			(7)	(15)	(4)
Foreign jurisdiction			(6)	(4)	(13)
Total	(22)	(26)	(134)	(116)	(104)
Total income tax expense	$ 62	$ 82	$ 394	$ 342	$ 282

Income Taxes (Pre-tax income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Pre-tax income	$ 168	$ 221	$ 1,081	$ 954	$ 833
QVC-U.S.
Income Taxes
Pre-tax income			865	785	663
QVC-Japan
Income Taxes
Pre-tax income			253	199	187
QVC-Germany
Income Taxes
Pre-tax income			29	32	27
QVC-U.K.
Income Taxes
Pre-tax income			(17)	(2)	(6)
QVC-Italy
Income Taxes
Pre-tax income			$ (49)	$ (60)	$ (38)

Income Taxes (Differences in the total income tax expense) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Differences in the total income tax expense from the amounts computed by applying the U.S. federal income tax rate
Provision at statutory rate	35.00%		35.00%	35.00%	35.00%
State income taxes, net of federal benefit			1.00%	0.90%	(1.00%)
Foreign taxes			1.30%	1.30%	1.20%
Change in valuation allowance					(0.20%)
Foreign earnings repatriation			(1.10%)	(1.10%)	(1.00%)
Permanent differences			0.10%		(0.50%)
Other, net			0.10%	(0.30%)	0.40%
Total income tax expense	36.90%	37.10%	36.40%	35.80%	33.90%

Income Taxes (Tax effects of temporary differences, deferred income tax assets/liabilites) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Accounts receivable, principally due to the allowance for doubtful accounts and related reserves for the uncollectible accounts		$ 29	$ 31
Inventories, principally due to obsolescence reserves and additional costs of inventories for tax purposes pursuant to the Tax Reform Act of 1986		39	39
Allowance for sales returns		33	31
Deferred compensation		27	33
Unrecognized federal and state tax benefits		31	32
Accrued liabilities		29	27
Other		42	42
Subtotal		230	235
Valuation allowance		(1)	(1)
Total deferred tax assets		229	234
Deferred tax liabilities:
Depreciation and amortization		(1,455)	(1,579)
Cumulative translation of foreign currencies		(33)	(51)
Total deferred tax liabilities		(1,488)	(1,630)
Net deferred tax liability		(1,259)	(1,396)
Tax benefit resulting from exercise of employee stock options	$ 4	$ 20	$ 8	$ 7

Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Income Tax Disclosure [Line Items]
Amount of U.S. income tax benefit recorded on undistributed earnings	$ 12	$ 10	$ 8
Liberty
Income Tax Disclosure [Line Items]
Differences recorded in dividends	47	10
Differences recorded in net capital contributions			40
Current tax payments due to related parties	$ 70	$ 21		$ 56

Income Taxes (Reconciliation Of Liability for unrecognized tax benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the beginning and ending amount of the liability for unrecognized tax benefits
Balance at the beginning of the period	$ 99
Decreases related to prior year tax positions	(11)
Increases related to current year tax positions	10
Settlements	(2)
Lapse of statute	(1)
Balance at the end of the period	95	99
Potential benefits net of federal tax benefit that, if recognized, would affect the effective rate on income from continuing operations	62
Federal tax benefit	33
Interest expense (income) on unrecognized tax benefits	1	(1)	(5)
Accrued interest expense	22	21
Penalty expense on unrecognized tax benefits	0	1	1
Maximum expected increase in unrecognized tax benefits as a result of potential settlements and revisions to settlement estimates related to transfer pricing issue	1
Expected decrease in unrecognized tax benefits as a result of potential settlements, lapsing of statute of limitations and revisions to settlement estimates related to nonfederal tax issues	$ 6

Business Acquisitions and Investment in Affiliate (Preliminary fair value of identifiable assets and liabilities assumed) (Details) (USD $) In Millions, unless otherwise specified	Feb. 21, 2012 Send the Trend	Dec. 31, 2012 Send the Trend and Oodle acquisitions	Dec. 31, 2012 Send the Trend and Oodle acquisitions Software
Business Acquisitions and Investment in Affiliate
Acquired percentage of outstanding shares	100.00%
Preliminary fair value of identifiable assets and liabilities assumed
Current Assets		$ 1
Intangible assets		35
Goodwill		21
Long-term liabilities		(17)
Net assets		$ 40
Depreciable lives of intangible assets			3 years

Business Acquisitions and Investment in Affiliate (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Jul. 04, 2012 CNR Home Shopping Co., Ltd.
Business Acquisitions and Investment in Affiliate
Joint venture percentage		49.00%
Aggregate purchase price of business acquisitions and investment in affiliate	$ 95

Assets and Liabilities Measured at Fair Value (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Interest rate swap arrangements (note 9)		$ 1	$ 2
Current liabilities:
Interest rate swap arrangements (note 9)		13	61
Recurring
Current assets:
Cash equivalents	314	424	493
Interest rate swap arrangements (note 9)		1	2
Current liabilities:
Interest rate swap arrangements (note 9)		13	61
Long-term liabilities
Debt (note 9)	3,703	3,626	2,636
Recurring | Level 1
Current assets:
Cash equivalents	314	424	493
Recurring | Level 2
Current assets:
Interest rate swap arrangements (note 9)		1	2
Current liabilities:
Interest rate swap arrangements (note 9)		13	61
Long-term liabilities
Debt (note 9)	$ 3,703	$ 3,626	$ 2,636

Information about QVC's Operating Segments (Revenue and Adjusted OIBDA by Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item
Segment Reporting [Abstract]
Reportable segments			5	5	2
Segment Reporting Information [Line Items]
Net revenue	$ 1,974	$ 1,932	$ 8,516	$ 8,268	$ 7,813
Adjusted OIBDA	404	390	1,828	1,733	1,673
QVC-U.S.
Segment Reporting Information [Line Items]
Net revenue	1,297	1,240	5,585	5,412	5,241
Adjusted OIBDA	291	270	1,292	1,225	1,191
QVC-Japan
Segment Reporting Information [Line Items]
Net revenue	256	289	1,247	1,127	1,015
Adjusted OIBDA	54	63	279	241	224
QVC-Germany
Segment Reporting Information [Line Items]
Net revenue	250	247	956	1,068	956
Adjusted OIBDA	43	46	179	199	181
QVC-U.K.
Segment Reporting Information [Line Items]
Net revenue	140	140	641	626	599
Adjusted OIBDA	19	20	104	111	109
QVC-Italy
Segment Reporting Information [Line Items]
Net revenue	31	16	87	35	2
Adjusted OIBDA	$ (3)	$ (9)	$ (26)	$ (43)	$ (32)

Information about QVC's Operating Segments (Depreciation/Amortization by Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Depreciation	$ 30	$ 31	$ 126	$ 135	$ 128
Amortization of intangible assets	104	96	400	439	395
QVC-U.S.
Segment Reporting Information [Line Items]
Depreciation	13	13	51	52	55
Amortization of intangible assets	88	80	338	376	334
QVC-Japan
Segment Reporting Information [Line Items]
Depreciation	3	4	16	29	24
Amortization of intangible assets	2	3	10	12	14
QVC-Germany
Segment Reporting Information [Line Items]
Depreciation	8	9	31	33	32
Amortization of intangible assets	9	8	33	36	36
QVC-U.K.
Segment Reporting Information [Line Items]
Depreciation	4	3	21	13	14
Amortization of intangible assets	3	3	12	11	11
QVC-Italy
Segment Reporting Information [Line Items]
Depreciation	2	2	7	8	3
Amortization of intangible assets	$ 2	$ 2	$ 7	$ 4

Information about QVC's Operating Segments (Total Assets and CAPEX by Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Assets	$ 12,898		$ 13,438	$ 13,570
Net capital expenditures	33	45	246	259	220
QVC-U.S.
Segment Reporting Information [Line Items]
Assets	10,216		10,541	10,682
Net capital expenditures	14		88	101
QVC-Japan
Segment Reporting Information [Line Items]
Assets	819		969	959
Net capital expenditures	11		105	63
QVC-Germany
Segment Reporting Information [Line Items]
Assets	1,043		1,064	1,112
Net capital expenditures	5		25	35
QVC-U.K.
Segment Reporting Information [Line Items]
Assets	581		619	577
Net capital expenditures	2		22	53
QVC-Italy
Segment Reporting Information [Line Items]
Assets	239		245	240
Net capital expenditures	$ 1		$ 6	$ 7

Information about QVC's Operating Segments (Long-lived Assets by Segment) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property, plant and equipment, net of accumulated depreciation	$ 1,084	$ 1,131	$ 1,084
QVC-U.S.
Segment Reporting Information [Line Items]
Property, plant and equipment, net of accumulated depreciation	422	429	432
QVC-Japan
Segment Reporting Information [Line Items]
Property, plant and equipment, net of accumulated depreciation	264	280	224
QVC-Germany
Segment Reporting Information [Line Items]
Property, plant and equipment, net of accumulated depreciation	235	247	233
QVC-U.K.
Segment Reporting Information [Line Items]
Property, plant and equipment, net of accumulated depreciation	119	128	143
QVC-Italy
Segment Reporting Information [Line Items]
Property, plant and equipment, net of accumulated depreciation	$ 44	$ 47	$ 52

Information about QVC's Operating Segments (Reconciliation of Adjusted OIBDA to Income before Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting [Abstract]
Consolidated Adjusted OIBDA	$ 404	$ 390	$ 1,828	$ 1,733	$ 1,673
Stock-based compensation	(10)	(5)	(34)	(22)	(18)
Depreciation and amortization	(134)	(127)	(526)	(574)	(523)
(Loss) gain on investments	1	0	(4)	(2)	105
Gain on financial instruments	12	11	48	50	40
Interest expense	(63)	(55)	(235)	(231)	(415)
Interest income	0	1	2	2	2
Foreign currency gain (loss)	(1)	6	2	(2)	(8)
Other					(23)
Income before income taxes	$ 168	$ 221	$ 1,081	$ 954	$ 833

Subsequent Event (Details) (Liberty, USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Liberty
Subsequent Event [Line Items]
Subsequent event dividend to parent	$ 50	$ 183

Guarantor/Non-Guarantor Subsidiary Financial Information (Narrative) (Details)	Mar. 31, 2013	Dec. 31, 2012
Guarantor Non-guarantor Subsidiary Financial Information [Abstract]
Subsidiary Guarantors, Ownership Percentage	100.00%	100.00%

Guarantor/Non-guarantor Subsidiary Financial Information (Statement of Financial Position) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 439	$ 540	$ 578	$ 560	$ 621	$ 748
Restricted cash	15	15		15
Accounts receivable, net	775	1,055		1,020
Inventories	935	909		906
Deferred income taxes	155	151		138
Prepaid expenses	50	53		54
Total current assets	2,369	2,723		2,693
Noncurrent assets:
Property, plant and equipment, net of accumulated depreciation	1,084	1,131		1,084
Cable and satellite television distribution rights, net	722	764		905
Goodwill	5,179	5,234		5,239	5,247
Other intangible assets, net	3,461	3,509		3,624
Other noncurrent assets	83	77		25
Investments in subsidiaries	0	0
Total assets	12,898	13,438		13,570
Current liabilities:
Current portion of debt and capital lease obligations	11	12		10
Accounts payable-trade	422	566		491
Accrued liabilities	754	955		817
Intercompany accounts (receivable) payable	0	0
Total current liabilities	1,187	1,533		1,318
Noncurrent liabilities:
Long-term portion of debt and capital lease obligations	3,585	3,465		2,480
Deferred compensation	11	12		11
Deferred income taxes	1,367	1,410		1,534
Other long-term liabilities	158	184		208
Total liabilities	6,308	6,604		5,551
QVC, Inc. shareholder's equity:
QVC, Inc. shareholder's equity	6,472	6,690		7,890
Noncontrolling interest	118	144		129
Total equity	6,590	6,834		8,019	7,654	7,228
Total liabilities and equity	12,898	13,438		13,570
Parent company
Current assets:
Cash and cash equivalents	3	75	30	3	44	78
Restricted cash	13	13		15
Accounts receivable, net	532	747		721
Inventories	699	691		693
Deferred income taxes	135	131		116
Prepaid expenses	22	19		27
Total current assets	1,404	1,676		1,575
Noncurrent assets:
Property, plant and equipment, net of accumulated depreciation	243	247		247
Cable and satellite television distribution rights, net	0	0
Goodwill	4,169	4,169		4,169
Other intangible assets, net	1,245	1,280		1,443
Other noncurrent assets	16	14		13
Investments in subsidiaries	3,599	3,789		3,884
Total assets	10,676	11,175		11,331
Current liabilities:
Current portion of debt and capital lease obligations	2	2		2
Accounts payable-trade	210	324		257
Accrued liabilities	264	402		348
Intercompany accounts (receivable) payable	(368)	(226)		(300)
Total current liabilities	108	502		307
Noncurrent liabilities:
Long-term portion of debt and capital lease obligations	3,527	3,404		2,435
Deferred compensation	10	11		11
Deferred income taxes	423	431		489
Other long-term liabilities	136	137		199
Total liabilities	4,204	4,485		3,441
QVC, Inc. shareholder's equity:
QVC, Inc. shareholder's equity	6,472	6,690		7,890
Noncontrolling interest	0	0
Total equity	6,472	6,690		7,890
Total liabilities and equity	10,676	11,175		11,331
Guarantor subsidiaries
Current assets:
Cash and cash equivalents	168	165	217	223	160	193
Restricted cash	0	0
Accounts receivable, net	0	0
Inventories	0	0
Deferred income taxes	0	0
Prepaid expenses	0	0
Total current assets	168	165		223
Noncurrent assets:
Property, plant and equipment, net of accumulated depreciation	66	67		66
Cable and satellite television distribution rights, net	589	618		724
Goodwill	0	0
Other intangible assets, net	2,049	2,049		2,049
Other noncurrent assets	0	0
Investments in subsidiaries	1,750	1,838		1,168
Total assets	4,622	4,737		4,230
Current liabilities:
Current portion of debt and capital lease obligations	0	0
Accounts payable-trade	0	0
Accrued liabilities	95	106		69
Intercompany accounts (receivable) payable	(315)	(411)		(307)
Total current liabilities	(220)	(305)		(238)
Noncurrent liabilities:
Long-term portion of debt and capital lease obligations	0	0
Deferred compensation	0	0
Deferred income taxes	952	964		1,002
Other long-term liabilities	0	17		1
Total liabilities	732	676		765
QVC, Inc. shareholder's equity:
QVC, Inc. shareholder's equity	3,890	4,061		3,465
Noncontrolling interest	0	0
Total equity	3,890	4,061		3,465
Total liabilities and equity	4,622	4,737		4,230
Non-guarantor subsidiaries
Current assets:
Cash and cash equivalents	268	300	331	334	417	477
Restricted cash	2	2
Accounts receivable, net	243	308		299
Inventories	236	218		213
Deferred income taxes	20	20		22
Prepaid expenses	28	34		27
Total current assets	797	882		895
Noncurrent assets:
Property, plant and equipment, net of accumulated depreciation	775	817		771
Cable and satellite television distribution rights, net	133	146		181
Goodwill	1,010	1,065		1,070
Other intangible assets, net	167	180		132
Other noncurrent assets	67	63		12
Investments in subsidiaries	0	0
Total assets	2,949	3,153		3,061
Current liabilities:
Current portion of debt and capital lease obligations	9	10		8
Accounts payable-trade	212	242		234
Accrued liabilities	395	447		400
Intercompany accounts (receivable) payable	683	637		607
Total current liabilities	1,299	1,336		1,249
Noncurrent liabilities:
Long-term portion of debt and capital lease obligations	58	61		45
Deferred compensation	1	1
Deferred income taxes	(8)	15		43
Other long-term liabilities	22	30		8
Total liabilities	1,372	1,443		1,345
QVC, Inc. shareholder's equity:
QVC, Inc. shareholder's equity	1,459	1,566		1,587
Noncontrolling interest	118	144		129
Total equity	1,577	1,710		1,716
Total liabilities and equity	2,949	3,153		3,061
Eliminations
Current assets:
Cash and cash equivalents	0	0	0	0
Restricted cash	0	0
Accounts receivable, net	0	0
Inventories	0	0
Deferred income taxes	0	0
Prepaid expenses	0	0
Total current assets	0	0
Noncurrent assets:
Property, plant and equipment, net of accumulated depreciation	0	0
Cable and satellite television distribution rights, net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Other noncurrent assets	0	0
Investments in subsidiaries	(5,349)	(5,627)		(5,052)
Total assets	(5,349)	(5,627)		(5,052)
Current liabilities:
Current portion of debt and capital lease obligations	0	0
Accounts payable-trade	0	0
Accrued liabilities	0	0
Intercompany accounts (receivable) payable	0	0
Total current liabilities	0	0
Noncurrent liabilities:
Long-term portion of debt and capital lease obligations	0	0
Deferred compensation	0	0
Deferred income taxes	0	0
Other long-term liabilities	0	0
Total liabilities	0	0
QVC, Inc. shareholder's equity:
QVC, Inc. shareholder's equity	(5,349)	(5,627)		(5,052)
Noncontrolling interest	0	0
Total equity	(5,349)	(5,627)		(5,052)
Total liabilities and equity	$ (5,349)	$ (5,627)		$ (5,052)

Guarantor/Non-Guarantor Subsidiary Financial Information (Statement of Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net revenue	$ 1,974	$ 1,932	$ 8,516	$ 8,268	$ 7,813
Cost of goods sold	1,252	1,230	5,419	5,278	5,008
Gross profit	722	702	3,097	2,990	2,805
Operating expenses:
Operating	173	175	715	744	701
Selling, general and administrative, including stock-based compensation	155	142	588	535	449
Depreciation	30	31	126	135	128
Amortization of intangible assets	104	96	400	439	395
Intercompany management expense (income)	0	0
Operating expenses	462	444	1,829	1,853	1,673
Operating income	260	258	1,268	1,137	1,132
Other income (expense):
(Loss) gain on investments	1	0	(4)	(2)	105
Gain on financial instruments	12	11	48	50	40
Interest expense	(63)	(55)	(235)	(231)	(415)
Interest income	0	1	2	2	2
Foreign currency gain (loss)	(1)	6	2	(2)	(8)
Other expense					(23)
Intercompany interest (expense) income	0	0
Nonoperating income (expense)	(92)	(37)	(187)	(183)	(299)
Income before income taxes	168	221	1,081	954	833
Income tax expense	(62)	(82)	(394)	(342)	(282)
Equity in earnings of subsidiaries, net of tax	0	0
Net income	106	139	687	612	551
Less net income attributable to the noncontrolling interest	(12)	(14)	(63)	(52)	(47)
Net income (loss) attributable to QVC, Inc. shareholder	94	125	624	560	504
Parent company
Condensed Financial Statements, Captions [Line Items]
Net revenue	1,368	1,310	5,884	5,684	5,480
Cost of goods sold	854	822	3,713	3,580	3,478
Gross profit	514	488	2,171	2,104	2,002
Operating expenses:
Operating	45	42	173	191	185
Selling, general and administrative, including stock-based compensation	235	224	1,002	947	887
Depreciation	10	9	35	36	37
Amortization of intangible assets	51	48	204	242	197
Intercompany management expense (income)	17	(4)	60	89	105
Operating expenses	358	319	1,474	1,505	1,411
Operating income	156	169	697	599	591
Other income (expense):
(Loss) gain on investments	0				(27)
Gain on financial instruments	12	11	48	50	40
Interest expense	(62)	(55)	(233)	(230)	(414)
Interest income		0
Foreign currency gain (loss)	(1)	(2)	(10)	(3)	(6)
Other expense					(22)
Intercompany interest (expense) income	(3)	(3)	(13)	(9)	(6)
Nonoperating income (expense)	(95)	(49)	(208)	(192)	(435)
Income before income taxes	61	120	489	407	156
Income tax expense	(10)	(34)	(116)	(110)	(9)
Equity in earnings of subsidiaries, net of tax	55	53	251	263	357
Net income	106	139	624	560	504
Less net income attributable to the noncontrolling interest	(12)	(14)
Net income (loss) attributable to QVC, Inc. shareholder	94	125	624	560	504
Guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net revenue	183	172	819	790	783
Cost of goods sold	25	28	116	120	121
Gross profit	158	144	703	670	662
Operating expenses:
Operating	46	44	206	201	202
Selling, general and administrative, including stock-based compensation	0	1	1		1
Depreciation	1	1	4	4	5
Amortization of intangible assets	34	32	130	133	135
Intercompany management expense (income)	(4)	3	(14)	(27)	(33)
Operating expenses	77	81	327	311	310
Operating income	81	63	376	359	352
Other income (expense):
(Loss) gain on investments	0
Gain on financial instruments	0	0
Interest expense	0	0
Interest income		0
Foreign currency gain (loss)	(1)	4	4	(2)	(9)
Intercompany interest (expense) income	12	13	51	53	51
Nonoperating income (expense)	11	17	55	51	42
Income before income taxes	92	80	431	410	394
Income tax expense	(28)	(25)	(141)	(124)	(122)
Equity in earnings of subsidiaries, net of tax	16	12	93	70	78
Net income	80	67	383	356	350
Less net income attributable to the noncontrolling interest	0	0
Net income (loss) attributable to QVC, Inc. shareholder	80	67	383	356	350
Non-guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net revenue	654	672	2,847	2,789	2,529
Cost of goods sold	434	439	1,872	1,833	1,663
Gross profit	220	233	975	956	866
Operating expenses:
Operating	82	89	336	352	314
Selling, general and administrative, including stock-based compensation	90	80	337	328	286
Depreciation	19	21	87	95	86
Amortization of intangible assets	19	16	66	64	63
Intercompany management expense (income)	(13)	1	(46)	(62)	(72)
Operating expenses	197	207	780	777	677
Operating income	23	26	195	179	189
Other income (expense):
(Loss) gain on investments	1		(4)	(2)	132
Gain on financial instruments	0	0
Interest expense	(1)	0	(2)	(1)	(1)
Interest income		1	2	2	2
Foreign currency gain (loss)	1	4	8	3	7
Other expense					(1)
Intercompany interest (expense) income	(9)	(10)	(38)	(44)	(45)
Nonoperating income (expense)	(8)	(5)	(34)	(42)	94
Income before income taxes	15	21	161	137	283
Income tax expense	(24)	(23)	(137)	(108)	(151)
Equity in earnings of subsidiaries, net of tax	0	0
Net income	(9)	(2)	24	29	132
Less net income attributable to the noncontrolling interest	(12)	(14)	(63)	(52)	(47)
Net income (loss) attributable to QVC, Inc. shareholder	(21)	(16)	(39)	(23)	85
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net revenue	(231)	(222)	(1,034)	(995)	(979)
Cost of goods sold	(61)	(59)	(282)	(255)	(254)
Gross profit	(170)	(163)	(752)	(740)	(725)
Operating expenses:
Operating	0	0
Selling, general and administrative, including stock-based compensation	(170)	(163)	(752)	(740)	(725)
Depreciation	0	0
Amortization of intangible assets	0	0
Intercompany management expense (income)	0	0
Operating expenses	(170)	(163)	(752)	(740)	(725)
Operating income	0	0
Other income (expense):
(Loss) gain on investments	0
Gain on financial instruments	0	0
Interest expense	0	0
Interest income		0
Foreign currency gain (loss)	0	0
Intercompany interest (expense) income	0	0
Nonoperating income (expense)	0	0
Income before income taxes	0	0
Income tax expense	0	0
Equity in earnings of subsidiaries, net of tax	(71)	(65)	(344)	(333)	(435)
Net income	(71)	(65)	(344)	(333)	(435)
Less net income attributable to the noncontrolling interest	12	14
Net income (loss) attributable to QVC, Inc. shareholder	$ (59)	$ (51)	$ (344)	$ (333)	$ (435)

Guarantor/Non-Guarantor Subsidiary Financial Information (Statement of Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income	$ 106	$ 139	$ 687	$ 612	$ 551
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	(91)	13	(27)	(10)	(39)
Cash flow hedging derivatives					46
Unrealized loss on investment					(77)
Total other comprehensive loss			(27)	(10)	(70)
Total comprehensive income (loss)	15	152	660	602	481
Comprehensive income attributable to noncontrolling interest	1	(4)	(44)	(57)	(62)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	16	148	616	545	419
Parent company
Condensed Financial Statements, Captions [Line Items]
Net income	106	139	624	560	504
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	(91)	13
Cash flow hedging derivatives					46
Unrealized loss on investment					(77)
Total other comprehensive loss					(31)
Total comprehensive income (loss)	15	152	624	560	473
Comprehensive income attributable to noncontrolling interest	1	(4)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	16	148	624	560	473
Guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income	80	67	383	356	350
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	0	0
Total comprehensive income (loss)	80	67	383	356	350
Comprehensive income attributable to noncontrolling interest	0	0
Comprehensive income (loss) attributable to QVC, Inc. shareholder	80	67	383	356	350
Non-guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income	(9)	(2)	24	29	132
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	(91)	13	(27)	(10)	(39)
Total other comprehensive loss			(27)	(10)	(39)
Total comprehensive income (loss)	(100)	11	(3)	19	93
Comprehensive income attributable to noncontrolling interest	1	(4)	(44)	(57)	(62)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	(99)	7	(47)	(38)	31
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net income	(71)	(65)	(344)	(333)	(435)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	91	(13)
Total comprehensive income (loss)	20	(78)	(344)	(333)	(435)
Comprehensive income attributable to noncontrolling interest	(1)	4
Comprehensive income (loss) attributable to QVC, Inc. shareholder	$ 19	$ (74)	$ (344)	$ (333)	$ (435)

Guarantor/Non-Guarantor Subsidiary Financial Information (Statement of Cash Flow) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 175	$ 401	$ 1,206	$ 818	$ 1,204
Investing activities:
Capital expenditures, net	(33)	(45)	(246)	(259)	(220)
Expenditures for cable and satellite television distribution rights, net	(25)	(2)	(2)	(2)	(4)
Cash paid for joint ventures and acquisitions of businesses, net of cash received	0	(16)	(95)
Proceeds from joint ventures and equity investees					220
Decrease in restricted cash			2	1	2
Changes in other noncurrent assets	(4)	0	(3)	4	(7)
Intercompany investing activities	0	0
Net cash used in investing activities	(62)	(63)	(344)	(256)	(9)
Financing activities:
Principal payments of debt and capital lease obligations	(1,168)	(319)	(1,246)	(837)	(4,142)
Principal borrowings of debt from senior secured credit facility	240	275	1,717	465	1,905
Proceeds from issuance of senior secured notes	1,050	0	500		1,000
Payment of debt origination fees	(14)	0	(7)		(27)
Other financing activities	4	0	20
Dividends paid to Liberty, net	(244)	(238)	(1,817)	(205)	(9)
Dividend paid to noncontrolling interest	(25)	(29)	(29)	(50)	(63)
Net short-term intercompany debt (repayments) borrowings	0	0
Intercompany financing activities	0	0
Net cash used in financing activities	(190)	(311)	(862)	(627)	(1,336)
Effect of foreign exchange rate changes on cash and cash equivalents	(24)	(9)	(20)	4	14
Net (decrease) increase in cash and cash equivalents	(101)	18	(20)	(61)	(127)
Cash and cash equivalents, beginning of period	540	560	560	621	748
Cash and cash equivalents, end of period	439	578	540	560	621
Parent company
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	101	264	618	328	773
Investing activities:
Capital expenditures, net	(8)	(7)	(69)	(87)	(25)
Expenditures for cable and satellite television distribution rights, net	0	0
Cash paid for joint ventures and acquisitions of businesses, net of cash received		0
Decrease in restricted cash			2	1	2
Changes in other noncurrent assets	(3)	2	(14)	12	1
Intercompany investing activities	245	135	346	382	380
Net cash used in investing activities	234	130	265	308	358
Financing activities:
Principal payments of debt and capital lease obligations	(1,167)	(315)	(1,237)	(825)	(4,131)
Principal borrowings of debt from senior secured credit facility	240	275	1,717	465	1,905
Proceeds from issuance of senior secured notes	1,050		500		1,000
Payment of debt origination fees	(14)		(7)		(27)
Other financing activities	4		20
Dividends paid to Liberty, net	(244)	(238)	(1,817)	(205)	(9)
Dividend paid to noncontrolling interest	0	0
Net short-term intercompany debt (repayments) borrowings	(142)	(89)	74	(83)	97
Intercompany financing activities	(101)	0	(61)	(29)
Net cash used in financing activities	(407)	(367)	(811)	(677)	(1,165)
Effect of foreign exchange rate changes on cash and cash equivalents	0	0
Net (decrease) increase in cash and cash equivalents	(72)	27	72	(41)	(34)
Cash and cash equivalents, beginning of period	75	3	3	44	78
Cash and cash equivalents, end of period	3	30	75	3	44
Guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	77	83	413	380	371
Investing activities:
Capital expenditures, net	0	(1)	(5)	(8)	(1)
Expenditures for cable and satellite television distribution rights, net	(24)	(1)	(1)	(2)	(2)
Cash paid for joint ventures and acquisitions of businesses, net of cash received		0
Changes in other noncurrent assets	2	(1)	(1)
Intercompany investing activities	104	121	217	190	324
Net cash used in investing activities	82	118	210	180	321
Financing activities:
Principal payments of debt and capital lease obligations	0	0
Principal borrowings of debt from senior secured credit facility	0	0
Proceeds from issuance of senior secured notes	0
Payment of debt origination fees	0
Other financing activities	0
Dividends paid to Liberty, net	0	0
Dividend paid to noncontrolling interest	0	0
Net short-term intercompany debt (repayments) borrowings	96	28	(104)	93	14
Intercompany financing activities	(252)	(235)	(577)	(590)	(739)
Net cash used in financing activities	(156)	(207)	(681)	(497)	(725)
Effect of foreign exchange rate changes on cash and cash equivalents	0	0
Net (decrease) increase in cash and cash equivalents	3	(6)	(58)	63	(33)
Cash and cash equivalents, beginning of period	165	223	223	160	193
Cash and cash equivalents, end of period	168	217	165	223	160
Non-guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(3)	54	175	110	60
Investing activities:
Capital expenditures, net	(25)	(37)	(172)	(164)	(194)
Expenditures for cable and satellite television distribution rights, net	(1)	(1)	(1)		(2)
Cash paid for joint ventures and acquisitions of businesses, net of cash received		(16)	(95)
Proceeds from joint ventures and equity investees					220
Changes in other noncurrent assets	(3)	(1)	12	(8)	(8)
Intercompany investing activities	0	0
Net cash used in investing activities	(29)	(55)	(256)	(172)	16
Financing activities:
Principal payments of debt and capital lease obligations	(1)	(4)	(9)	(12)	(11)
Principal borrowings of debt from senior secured credit facility	0	0
Proceeds from issuance of senior secured notes	0
Payment of debt origination fees	0
Other financing activities	0
Dividends paid to Liberty, net	0	0
Dividend paid to noncontrolling interest	(25)	(29)	(29)	(50)	(63)
Net short-term intercompany debt (repayments) borrowings	46	61	30	(10)	(111)
Intercompany financing activities	4	(21)	75	47	35
Net cash used in financing activities	24	7	67	(25)	(150)
Effect of foreign exchange rate changes on cash and cash equivalents	(24)	(9)	(20)	4	14
Net (decrease) increase in cash and cash equivalents	(32)	(3)	(34)	(83)	(60)
Cash and cash equivalents, beginning of period	300	334	334	417	477
Cash and cash equivalents, end of period	268	331	300	334	417
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	0	0
Investing activities:
Capital expenditures, net	0	0
Expenditures for cable and satellite television distribution rights, net	0	0
Cash paid for joint ventures and acquisitions of businesses, net of cash received		0
Changes in other noncurrent assets	0	0
Intercompany investing activities	(349)	(256)	(563)	(572)	(704)
Net cash used in investing activities	(349)	(256)	(563)	(572)	(704)
Financing activities:
Principal payments of debt and capital lease obligations	0	0
Principal borrowings of debt from senior secured credit facility	0	0
Proceeds from issuance of senior secured notes	0
Payment of debt origination fees	0
Other financing activities	0
Dividends paid to Liberty, net	0	0
Dividend paid to noncontrolling interest	0	0
Net short-term intercompany debt (repayments) borrowings	0	0
Intercompany financing activities	349	256	563	572	704
Net cash used in financing activities	349	256	563	572	704
Effect of foreign exchange rate changes on cash and cash equivalents	0	0
Net (decrease) increase in cash and cash equivalents	0	0
Cash and cash equivalents, beginning of period	0	0	0
Cash and cash equivalents, end of period	$ 0	$ 0	$ 0	$ 0